UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Quarterly N-Q

September 30, 2011

(Unaudited)

	GS2	GS4
DATE TARGET FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund		GFIZX
Balanced Allocation Fund		GGIZX
Growth Allocation Fund		GCOZX
Aggressive Allocation Fund		GGBZX
Conservative Allocation Fund I	GFIYX	
Balanced Allocation Fund I	GGIYX	
Growth Allocation Fund I	GCOYX	
Aggressive Allocation Fund I	GGBYX	
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund		GIPZX
Global Bond Fund		GGBFX
Defensive Market Strategies Fund	GDMYX	GDMZX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund		GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Fund	GIEYX	GIEZX

GuideStone® Funds

19007 11/11

Well Done…good and faithful servant. MATTHEW 25:21

GuideStone Funds

Privacy Notice

NOTICE CONCERNING YOUR PRIVACY RIGHTS

This notice will provide you with information concerning our policies with respect to nonpublic personal information that we collect about you in connection with the following financial products and services provided and/or serviced by the entities listed below: individual retirement accounts ( “IRAs”) and/or personal mutual fund accounts.

The confidentiality of your information is important to us as we recognize that you depend on us to keep your information confidential, as described in this notice.

We collect nonpublic personal information about you with regard to your IRA and/or personal mutual fund accounts from the following sources:

•	Information we receive from you on applications or other forms;

•	Information about your transactions with us, our affiliates or others (including our third party service providers);

•	Information we receive from others such as service providers, broker-dealers and your personal agents or representatives; and

•	Information you and others provide to us in correspondence sent to us, whether written, electronic or by telephone.

We may disclose such nonpublic personal financial information about you to one or more of our affiliates as permitted by law. An affiliate of an organization means any entity that controls, is controlled by or is under common control with that organization. GuideStone Funds, GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), GuideStone Capital Management (“GSCM”), GuideStone Trust Services (“GSTS”), GuideStone Financial Services (“GFS”) and GuideStone Advisors (“GA”) are affiliates of one another. GuideStone Funds, GuideStone Financial Resources, GSCM, GSTS, GFS, GA and BNY Mellon Distributors Inc. do not sell your personal information to nonaffiliated third parties.

We may also disclose any of the personal information that we collect about you to nonaffiliated third parties as permitted by law. For example, we may provide your information to nonaffiliated companies that provide account services or that perform marketing services on our behalf and to other financial institutions with whom we have joint marketing agreements. We restrict access to nonpublic personal information about you to those of our employees who need to know that information in order for us to provide and/or service products or services to you. We also maintain physical, electronic and procedural safeguards to guard your personal information.

These procedures will continue to remain in effect after you cease to receive financial products and services from us.

If you have any questions concerning our customer information policy, please contact a customer relations specialist at

1-888-98-GUIDE (1-888-984-8433).

MYDESTINATION 2005 FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	643,341	$643,341
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,080,844	14,342,807
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	730,893	10,385,992
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	763,069	8,424,286
GuideStone Global Bond Fund (GS4 Class)¥	19,778	188,287
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	839,725	8,111,739
GuideStone Real Estate Securities Fund (GS4 Class)¥	179,230	1,417,709
GuideStone Value Equity Fund (GS4 Class)¥	319,824	3,949,827
GuideStone Growth Equity Fund (GS4 Class)¥	229,988	3,918,999
GuideStone Small Cap Equity Fund (GS4 Class)¥	75,461	950,809
GuideStone International Equity Fund (GS4 Class)¥	422,837	4,646,975

Total Mutual Funds (Cost $54,741,593)		56,980,771

TOTAL INVESTMENTS — 99.9% (Cost $54,741,593)		56,980,771
Other Assets in Excess of Liabilities — 0.1%		58,844

NET ASSETS — 100.0%		$57,039,615

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	58.5
Domestic Equity Funds	32.2
International Equity Fund	8.1
Futures Contracts	1.1
Money Market Fund	1.1

101.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$56,980,771	$56,980,771	$—	$—

Total Assets — Investments in Securities	$56,980,771	$56,980,771	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(11,588)	$(11,588)	$—	$—

Total Liabilities — Other Financial Instruments	$(11,588)	$(11,588)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

See Notes to Schedule of Investments.	1

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	4,259,566	$4,259,566
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,495,720	19,848,210
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	2,122,291	30,157,760
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	616,156	10,622,523
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	2,608,109	28,793,525
GuideStone Global Bond Fund (GS4 Class)¥	1,123,034	10,691,286
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	5,117,864	49,438,563
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,719,604	13,602,065
GuideStone Value Equity Fund (GS4 Class)¥	1,963,227	24,245,849
GuideStone Growth Equity Fund (GS4 Class)¥	1,426,203	24,302,495
GuideStone Small Cap Equity Fund (GS4 Class)¥	486,266	6,126,955
GuideStone International Equity Fund (GS4 Class)¥	2,683,545	29,492,156

Total Mutual Funds (Cost $245,796,328)		251,580,953

TOTAL INVESTMENTS — 99.9% (Cost $245,796,328)		251,580,953
Other Assets in Excess of Liabilities — 0.1%		152,647

NET ASSETS — 100.0%		$251,733,600

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	46.8
Bond Funds	39.8
International Equity Fund	11.7
Futures Contracts	1.6
Money Market Fund	1.6

101.5

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$251,580,953	$251,580,953	$—	$—

Total Assets — Investments in Securities	$251,580,953	$251,580,953	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(143,549)	$(143,549)	$—	$—

Total Liabilities — Other Financial Instruments	$(143,549)	$(143,549)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

2	See Notes to Schedule of Investments.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	4,068,996	$4,068,996
GuideStone Low-Duration Bond Fund (GS4 Class)¥	258,249	3,426,968
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,443,222	20,508,181
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	1,047,419	18,057,511
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	366,668	4,048,012
GuideStone Global Bond Fund (GS4 Class)¥	1,777,332	16,920,201
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	3,834,273	37,039,076
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,931,814	15,280,653
GuideStone Value Equity Fund (GS4 Class)¥	2,896,083	35,766,626
GuideStone Growth Equity Fund (GS4 Class)¥	2,089,567	35,606,219
GuideStone Small Cap Equity Fund (GS4 Class)¥	881,698	11,109,397
GuideStone International Equity Fund (GS4 Class)¥	4,139,578	45,493,960

Total Mutual Funds (Cost $253,754,485)		247,325,800

TOTAL INVESTMENTS — 99.9% (Cost $253,754,485)		247,325,800
Other Assets in Excess of Liabilities — 0.1%		188,965

NET ASSETS — 100.0%		$247,514,765

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	54.5
Bond Funds	25.4
International Equity Fund	18.4
Futures Contracts	1.7
Money Market Fund	1.6

101.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$247,325,800	$247,325,800	$—	$—

Total Assets — Investments in Securities	$247,325,800	$247,325,800	$—	$—

Futures Contracts	$(133,069)	$(133,069)	$—	$—

Total Liabilities — Other Financial Instruments	$(133,069)	$(133,069)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

See Notes to Schedule of Investments.	3

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	2,340,833	$2,340,833
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	175,392	2,492,319
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	145,620	2,510,491
GuideStone Global Bond Fund (GS4 Class)¥	776,136	7,388,812
GuideStone Real Estate Securities Fund (GS4 Class)¥	932,989	7,379,947
GuideStone Value Equity Fund (GS4 Class)¥	2,041,903	25,217,505
GuideStone Growth Equity Fund (GS4 Class)¥	1,491,400	25,413,453
GuideStone Small Cap Equity Fund (GS4 Class)¥	725,415	9,140,228
GuideStone International Equity Fund (GS4 Class)¥	2,886,189	31,719,219

Total Mutual Funds (Cost $121,256,790)		113,602,807

TOTAL INVESTMENTS — 99.9% (Cost $121,256,790)		113,602,807
Other Assets in Excess of Liabilities — 0.1%		137,922

NET ASSETS — 100.0%		$113,740,729

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	59.0
International Equity Fund	27.9
Bond Funds	10.9
Futures Contracts	2.1
Money Market	2.1

102.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$113,602,807	$113,602,807	$—	$—

Total Assets — Investments in Securities	$113,602,807	$113,602,807	$—	$—

Futures Contracts	$(95,195)	$(95,195)	$—	$—

Total Liabilities — Other Financial Instruments	$(95,195)	$(95,195)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

4	See Notes to Schedule of Investments.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	1,822,576	$1,822,576
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	30,645	528,322
GuideStone Global Bond Fund (GS4 Class)¥	407,718	3,881,473
GuideStone Real Estate Securities Fund (GS4 Class)¥	855,719	6,768,740
GuideStone Value Equity Fund (GS4 Class)¥	1,404,010	17,339,527
GuideStone Growth Equity Fund (GS4 Class)¥	1,034,728	17,631,765
GuideStone Small Cap Equity Fund (GS4 Class)¥	513,520	6,470,350
GuideStone International Equity Fund (GS4 Class)¥	2,014,580	22,140,229

Total Mutual Funds (Cost $77,030,816)		76,582,982

TOTAL INVESTMENTS — 99.9% (Cost $77,030,816)		76,582,982
Other Assets in Excess of Liabilities — 0.1%		96,186

NET ASSETS — 100.0%		$76,679,168

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	62.9
International Equity Fund	28.9
Bond Funds	5.7
Futures Contracts	2.4
Money Market Fund	2.4

102.3

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$76,582,982	$76,582,982	$—	$—

Total Assets — Investments in Securities	$76,582,982	$76,582,982	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(91,592)	$(91,592)	$—	$—

Total Liabilities — Other Financial Instruments	$(91,592)	$(91,592)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

See Notes to Schedule of Investments.	5

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	5,019,812	$5,019,812
GuideStone Low-Duration Bond Fund (GS4 Class)¥	12,717,507	168,761,312
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	3,756,473	41,471,463
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	2,117,307	20,453,181
GuideStone Value Equity Fund (GS4 Class)¥	1,128,763	13,940,226
GuideStone Growth Equity Fund (GS4 Class)¥	806,478	13,742,388
GuideStone Small Cap Equity Fund (GS4 Class)¥	245,587	3,094,401
GuideStone International Equity Fund (GS4 Class)¥	1,465,558	16,106,485

Total Mutual Funds (Cost $270,792,671)		282,589,268

TOTAL INVESTMENTS — 100.0% (Cost $270,792,671)		282,589,268
Other Assets in Excess of Liabilities — 0.0%		37,923

NET ASSETS — 100.0%		$282,627,191

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	74.4
Domestic Equity Funds	18.1
International Equity Fund	5.7
Money Market Fund	1.8
Futures Contracts	1.6

101.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$282,589,268	$282,589,268	$—	$—

Total Assets — Investments in Securities	$282,589,268	$282,589,268	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(47,646)	$(47,646)	$—	$—

Total Liabilities — Other Financial Instruments	$(47,646)	$(47,646)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

6	See Notes to Schedule of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	22,006,779	$22,006,779
GuideStone Low-Duration Bond Fund (GS4 Class)¥	11,919,269	158,168,704
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	15,618,641	221,940,894
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	5,166,979	89,078,721
GuideStone Global Bond Fund (GS4 Class)¥	5,346,614	50,899,769
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	10,592,663	102,325,129
GuideStone Value Equity Fund (GS4 Class)¥	9,565,528	118,134,275
GuideStone Growth Equity Fund (GS4 Class)¥	6,851,186	116,744,212
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,003,940	25,249,638
GuideStone International Equity Fund (GS4 Class)¥	12,583,731	138,295,202

Total Mutual Funds (Cost $1,046,211,262)		1,042,843,323

TOTAL INVESTMENTS — 99.9% (Cost $1,046,211,262)		1,042,843,323
Other Assets in Excess of Liabilities — 0.1%		649,487

NET ASSETS — 100.0%		$1,043,492,810

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	49.8
Domestic Equity Funds	34.7
International Equity Fund	13.3
Money Market Fund	2.1
Futures Contracts	2.0

101.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,042,843,323	$1,042,843,323	$—	$—

Total Assets — Investments in Securities	$1,042,843,323	$1,042,843,323	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(395,312)	$(395,312)	$—	—

Total Liabilities — Other Financial Instruments	$(395,312)	$(395,312)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

See Notes to Schedule of Investments.	7

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	14,648,425	$14,648,425
GuideStone Low-Duration Bond Fund (GS4 Class)¥	4,249,531	56,391,279
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	5,579,131	79,279,452
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	1,808,713	31,182,220
GuideStone Global Bond Fund (GS4 Class)¥	1,927,391	18,348,760
GuideStone Value Equity Fund (GS4 Class)¥	12,795,131	158,019,870
GuideStone Growth Equity Fund (GS4 Class)¥	9,280,804	158,144,895
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,714,987	34,208,840
GuideStone International Equity Fund (GS4 Class)¥	16,703,768	183,574,413

Total Mutual Funds (Cost $790,957,786)		733,798,154

TOTAL INVESTMENTS — 99.9% (Cost $790,957,786)		733,798,154
Other Assets in Excess of Liabilities — 0.1%		610,316

NET ASSETS — 100.0%		$734,408,470

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	47.7
Bond Funds	25.2
International Equity Fund	25.0
Futures Contracts	2.0
Money Market Fund	2.0

101.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$733,798,154	$733,798,154	$—	$—

Total Assets — Investments in Securities	$733,798,154	$733,798,154	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(462,175)	$(462,175)	$—	$—

Total Liabilities — Other Financial Instruments	$(462,175)	$(462,175)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

8	See Notes to Schedule of Investments.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	14,152,910	$14,152,910
GuideStone Value Equity Fund (GS4 Class)¥	14,737,192	182,004,319
GuideStone Growth Equity Fund (GS4 Class)¥	10,518,064	179,227,809
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,122,459	39,342,988
GuideStone International Equity Fund (GS4 Class)¥	18,886,567	207,563,376

Total Mutual Funds (Cost $716,391,103)		622,291,402

TOTAL INVESTMENTS — 99.9% (Cost $716,391,103)		622,291,402
Other Assets in Excess of Liabilities — 0.1%		677,026

NET ASSETS — 100.0%		$622,968,428

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	64.3
International Equity Fund	33.3
Futures Contracts	2.4
Money Market Fund	2.3

102.3

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$622,291,402	$622,291,402	$—	$—

Total Assets — Investments in Securities	$622,291,402	$622,291,402	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(553,452)	$(553,452)	$—	—

Total Liabilities — Other Financial Instruments	$(553,452)	$(553,452)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

See Notes to Schedule of Investments.	9

CONSERVATIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	1,002,501	$1,002,501
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,182,802	44,986,724
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	1,000,867	11,049,567
GuideStone Defensive Market Strategies Fund (GS2 Class)¥	563,996	5,448,203
GuideStone Value Equity Fund (GS2 Class)¥	597,011	3,713,411
GuideStone Growth Equity Fund (GS2 Class)¥	340,570	3,661,124
GuideStone Small Cap Equity Fund (GS2 Class)¥	97,968	821,955
GuideStone International Equity Fund (GS2 Class)¥	505,555	4,287,102

Total Mutual Funds (Cost $74,036,601)		74,970,587

TOTAL INVESTMENTS — 99.9% (Cost $74,036,601)		74,970,587
Other Assets in Excess of Liabilities — 0.1%		52,258

NET ASSETS — 100.0%		$75,022,845

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	74.7
Domestic Equity Funds	18.2
International Equity Fund	5.7
Money Market Fund	1.3
Futures Contracts	1.2

101.1

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$74,970,587	$74,970,587	$—	$—

Total Assets — Investments in Securities	$74,970,587	$74,970,587	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(9,792)	$(9,792)	$—	$—

Total Liabilities — Other Financial Instruments	$(9,792)	$(9,792)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

10	See Notes to Schedule of Investments.

BALANCED ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	5,546,199	$5,546,199
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,639,448	48,950,408
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	9,223,167	68,712,593
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	3,947,748	27,594,757
GuideStone Global Bond Fund (GS4 Class)¥	1,654,571	15,751,521
GuideStone Defensive Market Strategies Fund (GS2 Class)¥	3,278,799	31,673,202
GuideStone Value Equity Fund (GS2 Class)¥	5,881,885	36,585,324
GuideStone Growth Equity Fund (GS2 Class)¥	3,360,529	36,125,685
GuideStone Small Cap Equity Fund (GS2 Class)¥	932,605	7,824,554
GuideStone International Equity Fund (GS2 Class)¥	5,043,304	42,767,215

Total Mutual Funds (Cost $340,553,080)		321,531,458

TOTAL INVESTMENTS — 99.9% (Cost $340,553,080)		321,531,458
Other Assets in Excess of Liabilities — 0.1%		167,150

NET ASSETS — 100.0%		$321,698,608

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	50.0
Domestic Equity Funds	34.9
International Equity Fund	13.3
Money Market Fund	1.7
Futures Contracts	1.5

101.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$321,531,458	$321,531,458	$—	$—

Total Assets — Investments in Securities	$321,531,458	$321,531,458	$—	$—

Liabilities:
Investments in Securities:
Other Financial Instruments***
Futures Contracts	$(92,727)	$(92,727)	$—	$—

Total Liabilities — Other Financial Instruments	$(92,727)	$(92,727)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

See Notes to Schedule of Investments.	11

GROWTH ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	3,528,490	$3,528,490
GuideStone Low-Duration Bond Fund (GS2 Class)¥	1,811,109	15,720,425
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	2,968,392	22,114,521
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,244,881	8,701,717
GuideStone Global Bond Fund (GS4 Class)¥	537,360	5,115,668
GuideStone Value Equity Fund (GS2 Class)¥	7,082,474	44,052,990
GuideStone Growth Equity Fund (GS2 Class)¥	4,102,750	44,104,562
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,138,022	9,548,007
GuideStone International Equity Fund (GS2 Class)¥	6,031,511	51,147,212

Total Mutual Funds (Cost $240,689,269)		204,033,592

TOTAL INVESTMENTS — 99.9% (Cost $240,689,269)		204,033,592
Other Assets in Excess of Liabilities — 0.1%		132,708

NET ASSETS — 100.0%		$204,166,300

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	47.9
Bond Funds	25.3
International Equity Fund	25.0
Futures Contracts	1.7
Money Market Fund	1.7

101.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$204,033,592	$204,033,592	$—	$—

Total Assets — Investments in Securities	$204,033,592	$204,033,592	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(61,888)	$(61,888)	$—	$—

Total Liabilities — Other Financial Instruments	$(61,888)	$(61,888)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

12	See Notes to Schedule of Investments.

AGGRESSIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	1,980,184	$1,980,184
GuideStone Value Equity Fund (GS2 Class)¥	6,025,437	37,478,217
GuideStone Growth Equity Fund (GS2 Class)¥	3,432,454	36,898,877
GuideStone Small Cap Equity Fund (GS2 Class)¥	965,258	8,098,518
GuideStone International Equity Fund (GS2 Class)¥	5,034,062	42,688,845

Total Mutual Funds (Cost $164,440,735)		127,144,641

TOTAL INVESTMENTS — 99.9% (Cost $164,440,735)		127,144,641
Other Assets in Excess of Liabilities — 0.1%		145,779

NET ASSETS — 100.0%		$127,290,420

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	64.8
International Equity Fund	33.5
Futures Contracts	1.6
Money Market Fund	1.6

101.5

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$127,144,641	$127,144,641	$—	$—

Total Assets — Investments in Securities	$127,144,641	$127,144,641	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(114,226)	$(114,226)	$—	$—

Total Liabilities — Other Financial Instruments	$(114,226)	$(114,226)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Schedule of Investments.

See Notes to Schedule of Investments.	13

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 10.5%
Federal Home Loan Mortgage Corporation
0.15%, 02/15/12	$15,000,000	$14,991,438
0.19%, 02/16/12†	6,000,000	5,999,086
0.15%, 04/03/12	13,000,000	12,989,979
0.19%, 04/03/12†	10,000,000	9,997,943
0.15%, 04/04/12	15,000,000	14,988,375
1.13%, 04/25/12	9,000,000	9,048,434
0.16%, 11/02/12†	10,000,000	9,993,396
0.31%, 09/03/13†	15,500,000	15,493,976
0.17%, 09/13/13†	36,800,000	36,756,425
Federal National Mortgage Association
0.22%, 07/26/12†	11,000,000	10,998,200
0.26%, 12/20/12†	7,000,000	6,998,269

Total Agency Obligations (Cost $148,255,521)		148,255,521

CERTIFICATES OF DEPOSIT — 26.5%
Bank of Montreal CHI
0.31%, 10/25/11†	14,000,000	14,000,000
0.25%, 11/14/11	12,000,000	12,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd.
0.30%, 12/21/11	20,000,000	20,000,000
BNP Paribas SA NY
0.35%, 10/05/11	19,500,000	19,500,000
Credit Suisse NY
0.40%, 01/26/12	10,000,000	10,000,000
National Australia Bank NY
0.30%, 11/09/11†	10,000,000	10,000,000
0.32%, 01/19/12	10,000,000	10,000,000
0.32%, 02/10/12†	20,000,000	20,000,000
Norinchukin Bank NY
0.19%, 10/03/11	10,000,000	10,000,000
0.18%, 10/06/11	15,000,000	15,000,000
Rabobank Nederlad NV NY
0.34%, 10/05/11	16,000,000	16,000,000
Royal Bank of Canada NY
0.26%, 10/14/11†	10,000,000	10,000,000
0.32%, 02/29/12†	13,000,000	13,000,000
0.26%, 04/10/12†	5,000,000	5,000,000
0.26%, 07/09/12†	4,000,000	4,000,000
Royal Bank of Scotland NY
0.45%, 12/19/11	24,000,000	24,000,000
Societe Generale NY
0.37%, 11/21/11†	3,000,000	3,000,000
0.40%, 11/21/11†	3,500,000	3,500,000
State Street Bank and Trust Co.
0.20%, 12/06/11	35,000,000	35,000,000
Sumitomo Mitsui Banking Corporation
0.26%, 10/12/11	12,000,000	12,000,000
Svenska Handelsbanken NY
0.33%, 01/09/12	18,000,000	18,000,000
Toronto Dominion Bank NY
0.31%, 07/12/11†	6,500,000	6,500,000
0.25%, 11/14/11	7,500,000	7,500,000
UBS AG Stamford CT
0.31%, 10/13/11†	20,000,000	20,000,000
0.27%, 11/10/11†	7,500,000	7,500,000
Westpac Banking Corporation NY
0.30%, 11/04/11†	15,000,000	15,000,000
0.27%, 01/18/12†	22,000,000	22,000,000
0.32%, 04/04/12†	10,000,000	9,999,795

Total Certificates of Deposit (Cost $372,499,795)		372,499,795

COMMERCIAL PAPER — 38.1%
ASB Finance, Ltd.
0.32%, 12/12/11	21,394,000	21,380,308
Aspen Funding Corporation
0.32%, 10/19/11	11,000,000	10,998,240
Barclays Funding Corporation
0.06%, 10/03/11	40,095,000	40,094,866
Cancara Asset Securitization LLC
0.28%, 10/31/11	25,000,000	24,994,167
Commonwealth Bank of Australia
0.27%, 10/06/11	15,000,000	14,999,976
Fairway Finance Corporation
0.24%, 11/04/11	23,000,000	23,000,000
0.26%, 03/09/12	18,500,000	18,500,000
Gotham Funding Corporation
0.23%, 10/11/11	15,000,000	14,999,063
ING Funding LLC
0.35%, 11/01/11	10,000,000	9,996,986
0.30%, 11/10/11	9,500,000	9,496,833
Kells Funding LLC
0.33%, 02/10/12	13,000,000	13,000,000
0.37%, 03/01/12	10,000,000	10,000,000
0.37%, 03/08/12	10,000,000	10,000,000
Metlife Short Term Fund
0.24%, 10/03/11	20,000,000	19,999,733
0.25%, 11/16/11	40,000,000	39,987,222
National Australia Funding Delaware
0.20%, 10/03/11	25,000,000	24,999,729
Nieuw Amsterdam Receivables Corporation
0.20%, 10/03/11	15,000,000	14,999,833
0.20%, 10/06/11	20,000,000	19,999,444
0.25%, 11/01/11	25,000,000	24,994,618
Nordea North America
0.38%, 01/20/12	20,000,000	19,976,567
Old Line Funding LLC
0.25%, 11/01/11	15,000,000	14,996,771
Regency Markets No. 1 LLC
0.21%, 10/17/11	20,000,000	19,998,133
Solitaire Funding LLC
0.22%, 10/06/11	20,000,000	19,999,389
0.24%, 10/11/11	25,000,000	24,998,333
0.29%, 11/07/11	10,000,000	9,997,020
Sumitomo Mitsui Banking Corporation
0.26%, 10/11/11	15,000,000	14,998,917
Sydney Capital Corporation
0.35%, 11/10/11	15,000,000	14,994,167
Thunder Bay Funding LLC
0.25%, 11/01/11	15,000,000	14,996,771
Victory Receivables Corporation
0.22%, 10/07/11	15,000,000	14,999,450

Total Commercial Paper (Cost $536,396,536)		536,396,536

14	See Notes to Schedule of Investments.

	Par	Value
MUNICIPAL BONDS — 16.7%
California Housing Finance Agency, Revenue Bond, Series D
0.15%, 10/07/11†	$14,600,000	$14,600,000
California Housing Finance Agency, Multi-Family III, Revenue Bond, Series E (LOC-Fannie Mae, Freddie Mac)
0.14%, 10/07/11†	10,800,000	10,800,000
California Pollution Control Financing Authority, Pollution Control Revenue Bonds, Series E (LOC-JP Morgan Chase Bank)
0.10%, 10/03/11†	5,800,000	5,800,000
California Statewide Communities Development Authority, Hallmark House Apartments, Revenue Bond, Series ZZ
0.16%, 10/07/11†	6,420,000	6,420,000
California Statewide Communities Development Authority, Kimberly Woods Apartments, Revenue Bond, Series B
0.16%, 10/07/11†	17,100,000	17,100,000
California, General Obligation Bond, Series C-11 (LOC - BNP Paribas)
0.25%, 10/06/11†	25,000,000	25,000,000
City of Chicago Wastewater Transmission, Revenue Bond, Series C-1 (LOC-Harris N.A.)
0.13%, 10/03/11†	4,000,000	4,000,000
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Hospital, Revenue Bond, Series K2 (LOC-JPMorgan Chase Bank)
0.11%, 10/07/11†	12,420,000	12,420,000
Los Angeles Community Redevelopment Agency, Hollywood & Vine Apartments, Revenue Bond, Series As
0.15%, 10/07/11†	10,000,000	10,000,000
Los Angeles County Housing Authority, Malibu Meadows II, Revenue Bond, Series C
0.12%, 10/07/11†	5,799,000	5,799,000
Maryland Department of Housing and Community Development Administration, Multifamily Barrington Apartments Project, Revenue Bond, Series A
0.16%, 10/07/11†	27,575,000	27,575,000
New York City Housing Development Corporation, Multi-Family Housing (155 West 21st Street), Revenue Bond, Series A
0.14%, 10/07/11†	3,100,000	3,100,000
New York City Housing Development Corporation, Multi-Family Housing (90 West Street), Revenue Bond, Series A
0.14%, 10/07/11†	6,000,000	6,000,000
New York City Housing Development Corporation, Multi-Family Housing (West 61st Street Apartments), Revenue Bond, Series A
0.14%, 10/07/11†	3,000,000	3,000,000
New York City Industrial Development Agency, New York Law School Project, Revenue Bond, Series A (LOC-JPMorgan Chase Bank)
0.12%, 10/07/11†	7,800,000	7,800,000
New York City Municipal Water Finance Authority, Water and Sewer System, Revenue Bond, Sub-series B-1
0.13%, 10/07/11†	6,800,000	6,800,000
New York Housing Finance Agency, Biltmore Tower Housing Project, Revenue Bond, Series A
0.14%, 10/07/11†	4,000,000	4,000,000
New York State Housing Finance Agency, 10 Barclay Street Housing, Revenue Bond, Series A
0.14%, 10/07/11†	10,000,000	10,000,000
New York State Housing Finance Agency, The Victory Housing, Revenue Bond, Series 2001-A
0.14%, 10/07/11†	2,700,000	2,700,000
New York, General Obligation Bond, Sub Series A-3 (LOC - Morgan Stanley)
0.12%, 10/07/11†	10,100,000	10,100,000
Pennsylvania Higher Educational Facilties Authority, Thomas Jefferson University, Revenue Bond, Series B (LOC-JP Morgan Chase Bank)
0.12%, 10/07/11†	4,900,000	4,900,000
Sacramento Housing Authority, Multifamily Housing The Lofts at Natomas Apartments, Revenue Bond, Series F
0.16%, 10/07/11†	10,190,000	10,190,000
Santa Clara County Housing Authority, Benton Park Century Apartments, Revenue Bond, Series A
0.12%, 10/07/11†	5,900,000	5,900,000
State of Texas, Veterans’ Housing Assistance Program, General Obligation Bond, Series A-2
0.19%, 10/07/11†	7,700,000	7,700,000

See Notes to Schedule of Investments.	15

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue Bond, Series D
0.50%, 10/07/11†	$5,350,000	$5,350,000
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue Bond, Series D (LOC-Fannie Mae)
0.14%, 10/07/11†	7,900,000	7,900,000

Total Municipal Bonds (Cost $234,954,000)		234,954,000

TIME DEPOSIT — 2.4%
Citibank NA
0.07%, 10/03/11 (Cost $34,000,000)	34,000,000	34,000,000

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bills
1.00%, 10/31/11Δ	20,000,000	20,014,632
4.63%, 10/31/11Δ	20,000,000	20,071,132
0.75%, 11/30/11Δ	40,000,000	40,036,009

Total U.S. Treasury Obligations (Cost $80,121,773)		80,121,773

	Shares
MONEY MARKET FUND — 6.0%
Northern Institutional Liquid Assets Portfolio§ (Cost $83,612,320)	83,612,320	83,612,320

TOTAL INVESTMENTS — 105.9% (Cost $1,489,839,945)		1,489,839,945
Liabilities in Excess of Other Assets — (5.9)%		(83,103,329)

NET ASSETS — 100.0%		$1,406,736,616

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	38.1
Certificates of Deposit	26.5
Municipal Bonds	16.7
Agency Obligations	10.5
Money Market Fund	6.0
U.S. Treasury Obligations	5.7
Time Deposit	2.4

105.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$148,255,521	$—	$148,255,521	$—
Certificates of Deposit	372,499,795	—	372,499,795	—
Commercial Paper	536,396,536	—	536,396,536	—
Money Market Fund	83,612,320	83,612,320	—	—
Municipal Bonds	234,954,000	—	234,954,000	—
Time Deposit	34,000,000	—	34,000,000	—
U.S. Treasury Obligations	80,121,773	—	80,121,773	—

Total Assets — Investments in Securities	$1,489,839,945	$83,612,320	$1,406,227,625	$—

16	See Notes to Schedule of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.6%
Federal Farm Credit Bank
1.38%, 06/25/13	$1,150,000	$1,170,903
Federal Home Loan Bank
5.38%, 06/13/14	895,000	1,009,060
Federal National Mortgage Association
5.25%, 08/01/12	1,580,000	1,645,564
Small Business Administration
6.95%, 11/01/16	309,451	336,221

Total Agency Obligations (Cost $3,968,332)		4,161,748

ASSET-BACKED SECURITIES — 7.5%
AmeriCredit Automobile Receivables Trust
1.39%, 09/18/15	500,000	502,195
2.33%, 03/08/16	580,000	581,160
Asset-Backed Securities Corporation Home Equity
0.51%, 09/25/34†	100,868	87,860
Bank of America Auto Trust
2.67%, 07/15/13 144A	358,542	360,172
Bear Stearns Asset-Backed Securities Trust
0.29%, 11/25/36†	96,419	92,734
1.24%, 10/25/37†	998,915	597,321
0.43%, 01/25/47†	810,081	769,234
BNC Mortgage Loan Trust
0.36%, 11/25/36†	781,988	740,380
0.30%, 03/25/37†	695,260	636,852
Capital One Multi-Asset Execution Trust
0.36%, 08/15/14†	2,000,000	1,999,990
Cars Alliance Funding PLC
1.69%, 10/08/23(E)†	256,711	343,031
CenterPoint Energy Transition Bond Co., LLC
4.97%, 08/01/14	691,699	702,642
Citibank Omni Master Trust
2.33%, 05/16/16 144A†	2,875,000	2,899,469
4.90%, 11/15/18 144A	630,000	685,935
Conseco Financial Corporation
6.04%, 11/01/29	15,683	15,968
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	758,821	527,278
Daimler Chrysler Auto Trust
5.28%, 03/08/13	841,820	849,426
FHLMC Structured Pass-Through Securities
0.50%, 08/25/31†	820,385	796,837
First Investors Auto Owner Trust
3.40%, 03/15/16 144A	700,000	712,792
Ford Credit Auto Owner Trust
2.17%, 10/15/13	1,295,799	1,305,210
2.98%, 08/15/14	1,255,000	1,291,952
Globaldrive BV
4.00%, 10/20/16(E)	879,802	1,190,198
2.10%, 04/20/19 144A(E)†	736,160	984,492
Hyundai Capital Auto Funding, Ltd.
1.23%, 09/20/16 144A†	1,460,000	1,450,907
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	163,298	121,276
LA Arena Funding LLC
7.66%, 12/15/26 144A	464,480	475,657
Magnolia Funding, Ltd.
3.00%, 04/20/17 144A(E)	602,101	809,090
MMAF Equipment Finance LLC
1.27%, 09/15/15 144A	1,070,000	1,071,320
Penarth Master Issuer PLC
0.88%, 05/18/15 144A†	610,000	610,798
PG&E Energy Recovery Funding LLC
4.37%, 06/25/14	125,369	127,396
Residential Asset Mortgage Products, Inc.
0.36%, 12/25/36†	379,014	372,090
Santander Consumer Acquired Receivables Trust
1.40%, 10/15/14 144A	1,980,000	1,986,469
1.66%, 08/15/16 144A	841,824	835,510
2.01%, 08/15/16 144A	752,979	741,910
Santander Drive Auto Receivables Trust
1.01%, 07/15/13 144A	679,144	679,508
1.37%, 08/15/13 144A	974,631	976,387
3.10%, 05/15/17 144A	892,375	888,716
2.06%, 06/15/17 144A	360,344	359,789
2.86%, 06/15/17 144A	371,640	371,101
3.35%, 06/15/17 144A	535,369	534,641
SLC Student Loan Trust
0.37%, 01/15/19†	774,020	758,195
SLM Student Loan Trust
0.25%, 07/25/17†	991,182	982,393
1.88%, 12/15/17 144A†	837,658	840,368
1.55%, 01/25/18†	3,975,000	4,054,981
0.55%, 06/15/21†	1,263,074	1,217,258
0.75%, 03/15/22†	864,475	831,017
0.36%, 10/25/24†	750,000	730,112
6.23%, 07/15/42 144A†	5,706,272	5,348,789
3.50%, 08/17/43 144A†	3,763,685	3,737,439
3.48%, 05/16/44 144A†	1,923,707	2,002,843
Soundview Home Equity Loan Trust
1.09%, 08/25/31†	507,566	494,173
Structured Asset Securities Corporation
1.74%, 04/25/35†	930,964	708,044
Turbo Finance
2.53%, 01/20/19(U)†	863,715	1,349,711
TXU Electric Delivery Transition Bond Co. LLC
4.81%, 11/17/14	1,070,709	1,097,089
Wells Fargo Home Equity Trust
0.33%, 04/25/37†	481,303	461,008

Total Asset-Backed Securities (Cost $56,740,774)		55,699,113

CORPORATE BONDS — 22.9%
3M Co.
4.50%, 11/01/11Δ	590,000	591,860
1.38%, 09/29/16	690,000	687,092
AEP Texas Central Transition Funding LLC
4.98%, 07/01/15	1,560,715	1,615,846

See Notes to Schedule of Investments.	17

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
AES Corporation
7.75%, 03/01/14Δ	$375,000	$384,375
Agilent Technologies, Inc.
4.45%, 09/14/12	610,000	627,411
2.50%, 07/15/13	810,000	821,875
5.50%, 09/14/15	310,000	339,533
Airgas, Inc.
2.85%, 10/01/13Δ	1,440,000	1,474,271
Allied Waste North America, Inc.
6.88%, 06/01/17	1,360,000	1,455,205
Allstate Corporation
6.20%, 05/16/14	300,000	334,832
American Airlines Pass Through Trust
5.25%, 07/31/22Δ	619,083	563,366
American Express Credit Corporation
1.21%, 06/24/14†Δ	920,000	911,928
American Honda Finance Corporation
2.38%, 03/18/13 144A	300,000	304,282
American International Group, Inc.
1.78%, 07/19/13(E)†	400,000	495,444
3.75%, 11/30/13 144A	400,000	400,568
3.65%, 01/15/14Δ	1,020,000	995,044
8.25%, 08/15/18 144A	1,350,000	1,497,078
AmeriGas Partners LP
6.25%, 08/20/19	500,000	481,250
Amsouth Bank
5.20%, 04/01/15Δ	1,250,000	1,175,000
AvalonBay Communities, Inc.
6.13%, 11/01/12	317,000	331,181
BAE Systems Holdings, Inc.
6.40%, 12/15/11 144A	1,420,000	1,435,644
Bank of America Corporation
5.38%, 09/11/12Δ	800,000	802,426
4.90%, 05/01/13Δ	400,000	396,836
5.65%, 05/01/18Δ	1,200,000	1,140,971
Bank of New York Mellon Corporation
4.30%, 05/15/14	790,000	852,909
BB&T Corporation
3.38%, 09/25/13	400,000	414,607
0.95%, 04/28/14†Δ	310,000	308,107
Berkshire Hathaway Finance Corporation
4.00%, 04/15/12	500,000	509,046
Berkshire Hathaway, Inc.
3.75%, 08/15/21Δ	2,200,000	2,235,717
Best Buy Co., Inc.
3.75%, 03/15/16Δ	166,000	161,077
Broadcom Corporation
1.50%, 11/01/13 144A	520,000	521,255
Brocade Communications Systems Inc
6.63%, 01/15/18	1,055,000	1,078,738
Burlington Northern Santa Fe LLC
7.00%, 02/01/14Δ	365,000	412,889
Cadbury Schweppes US Finance LLC
5.13%, 10/01/13 144A	1,000,000	1,069,389
Capital One Financial Corporation
6.25%, 11/15/13Δ	1,210,000	1,303,508
2.13%, 07/15/14	1,100,000	1,089,769
CareFusion Corporation
4.13%, 08/01/12	1,720,000	1,759,039
Case New Holland, Inc.
7.75%, 09/01/13	550,000	576,125
Caterpillar Financial Services Corporation
5.75%, 02/15/12	575,000	585,942
2.00%, 04/05/13Δ	540,000	546,976
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	400,000	437,858
CenterPoint Energy, Inc.
6.85%, 06/01/15	710,000	816,608
CenturyLink, Inc.
5.50%, 04/01/13	790,000	807,201
CF Industries, Inc.
6.88%, 05/01/18	831,000	929,681
Charter Communications Operating LLC
8.00%, 04/30/12 144A	850,000	867,000
Chesapeake Energy Corporation
7.63%, 07/15/13Δ	1,100,000	1,157,750
Cisco Systems, Inc.
1.63%, 03/14/14	1,070,000	1,088,874
Citigroup, Inc.
5.30%, 10/17/12	275,000	281,893
1.14%, 02/15/13†	730,000	719,995
5.50%, 04/11/13	1,230,000	1,266,407
2.29%, 08/13/13†Δ	700,000	692,773
6.00%, 12/13/13	300,000	315,272
Coca-Cola Enterprises, Inc.
1.13%, 11/12/13	780,000	779,112
ConocoPhillips
4.75%, 10/15/12	1,000,000	1,039,546
4.75%, 02/01/14	400,000	435,511
Constellation Energy Group, Inc.
4.55%, 06/15/15	582,000	610,743
Consumers Energy Co.
5.38%, 04/15/13	475,000	504,713
Corn Products International, Inc.
3.20%, 11/01/15	200,000	205,206
COX Communications, Inc.
7.13%, 10/01/12	420,000	445,009
5.45%, 12/15/14	1,310,000	1,451,590
Crown Castle Towers LLC
4.52%, 01/15/35 144AΔ	1,300,000	1,364,936
CSC Holdings LLC
8.50%, 04/15/14	550,000	596,063
CSX Corporation
5.75%, 03/15/13	1,225,000	1,302,580
Daimler Finance North America LLC
1.95%, 03/28/14 144AΔ	1,120,000	1,111,560
Daimler Finance North America LLC
7.30%, 01/15/12	350,000	356,087
Danaher Corporation
1.30%, 06/23/14	300,000	303,674

18	See Notes to Schedule of Investments.

	Par	Value
DENTSPLY International, Inc.
1.80%, 08/15/13†Δ	$590,000	$591,884
DIRECTV Holdings LLC
4.75%, 10/01/14	680,000	737,227
Domtar Corporation
7.13%, 08/15/15Δ	980,000	1,075,550
Dow Chemical Co.
4.85%, 08/15/12	1,500,000	1,544,733
Dr Pepper Snapple Group, Inc.
1.70%, 12/21/11	620,000	621,171
DTE Energy Co.
1.03%, 06/03/13†	630,000	629,175
eBay, Inc.
0.88%, 10/15/13	330,000	331,300
Eli Lilly & Co.
3.55%, 03/06/12Δ	200,000	202,549
Enterprise Products Operating LLC
6.13%, 02/01/13	1,005,000	1,061,907
6.38%, 02/01/13	750,000	794,296
5.65%, 04/01/13	1,030,000	1,089,892
EOG Resources, Inc.
1.01%, 02/03/14†Δ	2,900,000	2,925,723
Equifax, Inc.
4.45%, 12/01/14	140,000	149,271
ERAC USA Finance LLC
2.75%, 07/01/13 144A	370,000	374,466
2.25%, 01/10/14 144A	330,000	332,039
Exelon Generation Co. LLC
5.35%, 01/15/14Δ	808,000	865,278
Express Scripts, Inc.
5.25%, 06/15/12	550,000	564,848
FDIC Structured Sale Guaranteed Notes
0.00%, 10/25/12 144AΩ	1,700,000	1,679,377
0.00%, 10/25/13 144AΩ	2,300,000	2,246,201
Ford Motor Credit Co., LLC
7.50%, 08/01/12Δ	3,000,000	3,062,070
7.00%, 10/01/13	550,000	578,939
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	1,512,000	1,623,406
Frontier Communications Corporation
6.25%, 01/15/13	830,000	836,225
General Electric Capital Corporation
1.10%, 01/15/13†Δ	700,000	704,248
1.88%, 09/16/13	200,000	201,015
1.10%, 01/07/14†	500,000	493,931
5.90%, 05/13/14	460,000	503,189
3.75%, 11/14/14Δ	660,000	689,488
6.50%, 09/15/67 144A(U)†	200,000	272,896
Genzyme Corporation
3.63%, 06/15/15	395,000	422,798
Georgia Power Co.
1.30%, 09/15/13	720,000	725,134
Georgia-Pacific LLC
8.25%, 05/01/16 144A	910,000	1,006,233
Goldman Sachs Group, Inc.
1.27%, 02/07/14†Δ	910,000	872,566
1.88%, 05/23/16(E)†	2,900,000	3,306,064
Hartford Financial Services Group, Inc.
4.00%, 03/30/15Δ	320,000	322,165
Hartford Life Institutional Funding
5.38%, 01/17/12(U)	900,000	1,426,874
HCP, Inc.
2.70%, 02/01/14	210,000	207,002
Health Care REIT, Inc.
6.00%, 11/15/13	540,000	564,650
Hewlett-Packard Co.
4.25%, 02/24/12	486,000	492,552
2.35%, 03/15/15	800,000	803,083
Host Hotels & Resorts LP
6.75%, 06/01/16	850,000	854,250
Hyundai Capital America
3.75%, 04/06/16 144A	190,000	187,804
Intel Corporation
1.95%, 10/01/16	560,000	564,709
International Business Machines Corporation
2.10%, 05/06/13	1,250,000	1,275,976
1.00%, 08/05/13	700,000	705,366
Interpublic Group of Cos., Inc.
6.25%, 11/15/14	700,000	742,000
10.00%, 07/15/17	313,000	357,603
Jabil Circuit, Inc.
7.75%, 07/15/16	295,000	326,713
JB Hunt Transport Services, Inc.
3.38%, 09/15/15	550,000	555,099
John Deere Capital Corporation
1.60%, 03/03/14Δ	1,520,000	1,536,831
JPMorgan Chase & Co.
5.38%, 10/01/12Δ	300,000	312,257
4.75%, 05/01/13	325,000	341,822
KeyCorp
3.75%, 08/13/15Δ	360,000	371,189
Kraft Foods, Inc.
2.63%, 05/08/13	230,000	234,861
5.25%, 10/01/13	230,000	245,532
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	600,000	144,750
6.75%, 12/28/17#	2,600,000	3,900
6.88%, 05/02/18#	2,400,000	597,000
Life Technologies Corporation
4.40%, 03/01/15	600,000	629,508
3.50%, 01/15/16	800,000	815,179
Lincoln National Corporation
4.30%, 06/15/15	1,210,000	1,274,416
Merrill Lynch & Co., Inc.
6.05%, 08/15/12Δ	400,000	403,756
5.45%, 02/05/13	1,500,000	1,487,012
5.00%, 01/15/15Δ	2,700,000	2,613,506
MetLife, Inc.
2.38%, 02/06/14Δ	290,000	295,204
Metropolitan Life Global Funding I
2.88%, 09/17/12 144AΔ	2,225,000	2,260,798
1.00%, 01/10/14 144A†Δ	1,000,000	999,542
Microsoft Corporation
2.95%, 06/01/14Δ	900,000	955,804
MidAmerican Energy Co.
5.13%, 01/15/13	515,000	543,056

See Notes to Schedule of Investments.	19

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MidAmerican Energy Holdings Co.
5.88%, 10/01/12Δ	$550,000	$576,716
Morgan Stanley
6.60%, 04/01/12Δ	885,000	904,332
1.23%, 04/29/13†	1,010,000	954,816
Nabors Industries, Inc.
6.15%, 02/15/18Δ	1,650,000	1,842,210
9.25%, 01/15/19	2,300,000	2,913,573
National Rural Utilities Cooperative Finance Corporation
1.13%, 11/01/13Δ	330,000	330,647
NBCUniversal Media LLC
3.65%, 04/30/15	550,000	579,129
NCUA Guaranteed Notes
1.40%, 06/12/15	1,180,000	1,197,747
New York Life Global Funding
0.51%, 04/04/14 144A†	1,600,000	1,601,586
NextEra Energy Capital Holdings, Inc.
2.55%, 11/15/13	750,000	763,486
Nissan Motor Acceptance Corporation
3.25%, 01/30/13 144A	580,000	591,450
Novartis Capital Corporation
4.13%, 02/10/14	210,000	225,932
Novus USA Trust 2010-1
1.54%, 11/18/11 144A†	840,000	834,294
Omnicare, Inc.
6.88%, 12/15/15	113,000	117,096
Oracle Corporation
3.75%, 07/08/14	970,000	1,045,331
Overseas Private Investment Corporation
5.75%, 04/15/14Ω	1,600,000	2,110,448
0.00%, 07/12/16Ω	2,100,000	2,551,046
PACCAR Financial Corporation
0.67%, 04/05/13†	550,000	551,561
1.55%, 09/29/14	470,000	470,095
Pfizer, Inc.
3.63%, 06/03/13(E)	100,000	138,329
Praxair, Inc.
1.75%, 11/15/12	330,000	334,140
Procter & Gamble Co.
3.50%, 02/15/15Δ	200,000	215,086
Prudential Financial, Inc.
3.63%, 09/17/12Δ	945,000	961,068
2.75%, 01/14/13	650,000	655,940
Regions Financial Corporation
4.88%, 04/26/13Δ	1,115,000	1,098,275
Reynolds Group Issuer, Inc.
8.75%, 10/15/16 144A	1,250,000	1,259,375
Rohm & Haas Co.
3.50%, 09/19/12(E)	990,000	1,330,044
SBA Tower Trust
4.25%, 04/15/15 144A	510,000	538,948
Simon Property Group LP REIT
4.20%, 02/01/15	140,000	147,845
SLM Corporation
5.00%, 10/01/13	175,000	171,383
Southeast Supply Header LLC
4.85%, 08/15/14 144A	945,000	1,011,260
Southwest Airlines Co.
10.50%, 12/15/11 144A	800,000	813,299
Sprint Capital Corporation
8.38%, 03/15/12	1,000,000	1,015,000
SPX Corporation
7.63%, 12/15/14	785,000	843,875
Steel Dynamics, Inc.
6.75%, 04/01/15	1,250,000	1,234,375
SteelRiver Transmission Co., LLC
4.71%, 06/30/17 144A	622,692	644,180
Stryker Corporation
3.00%, 01/15/15Δ	450,000	474,867
2.00%, 09/30/16	850,000	855,109
Suntrust Bank
1.05%, 06/22/12	560,000	862,219
Target Corporation
0.42%, 07/18/14†	1,200,000	1,196,636
TD Ameritrade Holding Corporation
4.15%, 12/01/14	660,000	701,441
Tesoro Corporation
6.63%, 11/01/15Δ	860,000	869,675
Teva Pharmaceutical Finance III LLC
1.50%, 06/15/12	800,000	804,718
Texas Instruments, Inc.
0.88%, 05/15/13	680,000	682,478
Thermo Fisher Scientific, Inc.
2.15%, 12/28/12Δ	370,000	376,198
Time Warner Cable, Inc.
6.20%, 07/01/13	985,000	1,064,512
7.50%, 04/01/14	540,000	611,153
Time Warner, Inc.
3.15%, 07/15/15	290,000	300,217
Toyota Motor Credit Corporation
2.00%, 09/15/16	750,000	747,436
Union Bank NA
2.13%, 12/16/13Δ	790,000	797,561
1.28%, 06/06/14†	3,000,000	2,971,254
Union Pacific Corporation
6.13%, 01/15/12	365,000	370,193
United Air Lines, Inc.
9.75%, 01/15/17	818,195	895,923
10.40%, 05/01/18	878,210	948,467
US Bancorp
1.38%, 09/13/13	720,000	724,769
Vornado Realty LP REIT
4.25%, 04/01/15	700,000	726,462
Wachovia Bank NA
4.80%, 11/01/14	360,000	384,410
Wachovia Corporation
5.30%, 10/15/11	394,000	394,370
5.50%, 05/01/13	3,100,000	3,295,477
WellPoint, Inc.
2.38%, 02/15/17	1,060,000	1,049,536
Western Corporate Federal Credit Union
1.75%, 11/02/12	1,875,000	1,903,972
Windstream Corporation
8.13%, 08/01/13	550,000	581,625
WM Wrigley Jr Co.
3.70%, 06/30/14 144A	1,420,000	1,468,832

20	See Notes to Schedule of Investments.

	Par	Value
XTO Energy, Inc.
6.25%, 04/15/13	$600,000	$650,123

Total Corporate Bonds (Cost $174,374,154)		170,426,461

FOREIGN BONDS — 21.2%
Australia — 2.0%
Asciano Finance, Ltd.
3.13%, 09/23/15 144A	620,000	613,741
Australia & New Zealand Banking Group, Ltd.
0.63%, 06/18/12 144A†	1,575,000	1,576,177
Australian Government Bond
5.50%, 12/15/13(A)	3,200,000	3,220,236
5.50%, 01/21/18(A)	4,300,000	4,516,626
5.25%, 03/15/19(A)	400,000	416,333
5.75%, 07/15/22(A)	1,000,000	1,088,204
Commonwealth Bank of Australia
2.13%, 03/17/14 144A	850,000	854,353
National Australia Bank, Ltd.
0.73%, 01/08/13 144A†	930,000	931,270
Westfield Capital
5.13%, 11/15/14 144AΔ	730,000	768,382
Westpac Banking Corporation
2.25%, 11/19/12	620,000	628,421
Woodside Finance, Ltd.
4.50%, 11/10/14 144A	490,000	520,634

		15,134,377

Bermuda — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
9.50%, 04/15/14	880,000	1,039,658
Qtel International Finance, Ltd.
6.50%, 06/10/14 144A	660,000	721,463

		1,761,121

Brazil — 0.3%
Banco Bradesco SA
2.39%, 05/16/14 144A†	520,000	505,464
Banco do Brasil SA
4.50%, 01/22/15 144AΔ	680,000	701,216
Banco do Nordeste do Brasil SA
3.63%, 11/09/15 144AΔ	710,000	706,450
Cia de Eletricidade do Estado Da Bahia
11.75%, 04/27/16 144A(B)	1,200,000	644,595

		2,557,725

Canada — 6.5%
Barrick Gold Corporation
1.75%, 05/30/14	1,665,000	1,673,914
2.90%, 05/30/16Δ	410,000	415,836
Caisse Centrale Desjardins du Quebec
1.70%, 09/16/13 144A	1,320,000	1,328,110
Canadian Government Bond
1.50%, 03/01/12(C)	20,000,000	19,135,414
2.50%, 09/01/13(C)	6,700,000	6,590,347
2.25%, 08/01/14(C)	5,200,000	5,129,932
Canadian Imperial Bank of Commerce
2.00%, 02/04/13 144AΔ	6,560,000	6,659,660
CDP Financial, Inc.
3.00%, 11/25/14 144A	735,000	768,834
Manulife Financial Corporation
3.40%, 09/17/15	5,000	5,092
Nova Chemicals Corporation
8.38%, 11/01/16	1,250,000	1,318,750
Province of British Columbia Canada
2.65%, 09/22/21	500,000	507,545
Province of Manitoba
1.38%, 04/28/14Δ	1,000,000	1,019,868
Province of Ontario
1.88%, 11/19/12	775,000	786,304
Rogers Communications, Inc.
6.25%, 06/15/13	1,300,000	1,407,951
6.38%, 03/01/14	320,000	355,405
Teck Resources, Ltd.
3.15%, 01/15/17	346,000	348,453
Toronto-Dominion Bank
1.38%, 07/14/14	670,000	676,000
TransCanada PipeLines, Ltd.
3.40%, 06/01/15Δ	360,000	382,215

		48,509,630

Cayman Islands — 0.5%
China Resources Land, Ltd.
4.63%, 05/19/16 144A	750,000	712,331
IPIC GMTN, Ltd.
3.13%, 11/15/15 144A	330,000	334,950
Petrobras International Finance Co.
3.88%, 01/27/16	1,190,000	1,192,380
Thames Water Utilities Cayman Finance, Ltd.
6.13%, 02/04/13(E)	1,000,000	1,410,583

		3,650,244

Chile — 0.7%
Banco Santander Chile
1.85%, 01/19/16 144A†	2,500,000	2,504,546
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15Δ	1,260,000	1,352,658
Corp Nacional del Cobre de Chile
4.75%, 10/15/14 144A	960,000	1,027,287

		4,884,491

Denmark — 0.2%
Danske Bank A/S
1.30%, 04/14/14 144A†Δ	950,000	902,425
FIH Erhvervsbank A/S
2.45%, 08/17/12 144A	450,000	457,150

		1,359,575

France — 2.2%
Banque PSA Finance
3.50%, 01/17/14(E)	550,000	718,382
2.27%, 04/04/14 144A†	2,000,000	1,887,026
BPCE SA
2.02%, 02/07/14 144A†	2,300,000	2,176,522
Cie de Financement Foncier
2.13%, 04/22/13 144A	3,000,000	3,006,435
Dexia Credit Local
0.73%, 04/29/14 144A†	2,300,000	2,167,720

See Notes to Schedule of Investments.	21

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
2.75%, 04/29/14 144AΔ	$1,400,000	$1,380,273
RCI Banque SA
2.47%, 04/07/15(E)†	900,000	1,158,736
Sanofi-Aventis SA
1.63%, 03/28/14	510,000	518,831
Total Capital SA
3.00%, 06/24/15Δ	2,800,000	2,962,512
Veolia Environnement SA
5.25%, 06/03/13	520,000	547,208

		16,523,645

Germany — 0.4%
Deutsche Bank AG
5.38%, 10/12/12Δ	2,600,000	2,681,981

India — 0.1%
ICICI Bank, Ltd.
5.50%, 03/25/15 144A	395,000	393,725

Ireland — 0.4%
DanFin Funding, Ltd.
0.95%, 07/16/13 144A†	2,800,000	2,800,431

Italy — 0.5%
Intesa Sanpaolo SpA
2.71%, 02/24/14 144A†Δ	2,900,000	2,613,239
Telecom Italia SpA
2.07%, 12/06/12(E)†	900,000	1,175,455

		3,788,694

Jersey — 0.1%
BAA Funding, Ltd.
3.98%, 02/15/12(E)	600,000	807,881

Luxembourg — 0.4%
Covidien International Finance SA
1.88%, 06/15/13	570,000	578,269
Gazprom Via Gaz Capital SA
9.25%, 04/23/19	2,300,000	2,691,000

		3,269,269

Mexico — 0.6%
America Movil SAB de CV
5.50%, 03/01/14	852,000	923,355
3.63%, 03/30/15	200,000	209,000
2.38%, 09/08/16Δ	380,000	371,260
Petroleos Mexicanos
4.88%, 03/15/15Δ	1,250,000	1,321,875
5.50%, 01/21/21Δ	1,400,000	1,484,000

		4,309,490

Netherlands — 0.8%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	1,500,000	1,586,962
ING Bank NV
1.40%, 03/15/13 144A†Δ	880,000	874,386
Shell International Finance BV
1.88%, 03/25/13Δ	400,000	408,360
Volkswagen International Finance NV
0.70%, 10/01/12 144A†	1,700,000	1,703,604
0.86%, 04/01/14 144A†	1,200,000	1,203,958

		5,777,270

Netherlands Antilles — 0.0%
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14Δ	300,000	303,312

Norway — 0.3%
Eksportfinans ASA
5.00%, 02/14/12	1,125,000	1,142,542
Sparebank 1 Boligkreditt AS
1.25%, 10/25/14 144AΔ	370,000	371,809
Statoil ASA
2.90%, 10/15/14Δ	650,000	684,488

		2,198,839

Panama — 0.2%
Banco de Credito del Peru/Panama
4.75%, 03/16/16 144A	930,000	906,750
Panama Government International Bond
7.25%, 03/15/15	530,000	608,705

		1,515,455

Portugal — 0.3%
Obrigacoes do Tesouro
2.62%, 05/16/47(E)	1,915,358	2,558,128

Qatar — 0.1%
Qatar Government International Bond
4.00%, 01/20/15	350,000	369,250

South Africa — 0.1%
South Africa Government International Bond
7.38%, 04/25/12	600,000	621,000

South Korea — 0.8%
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	2,900,000	2,937,767
Kookmin Bank
0.57%, 11/28/11	2,200,000	2,195,538
Korea National Oil Corporation
2.88%, 11/09/15	770,000	748,538

		5,881,843

Spain — 0.1%
Telefonica Emisiones SAU
2.58%, 04/26/13Δ	710,000	687,345

Supranational — 0.1%
Asian Development Bank
3.38%, 05/20/14(K)	6,400,000	1,114,114

Sweden — 0.8%
Nordea Bank AB
1.15%, 01/14/14 144A†	2,900,000	2,915,579
Stadshypotek AB
1.45%, 09/30/13 144A	2,900,000	2,918,801

		5,834,380

Switzerland — 0.2%
Credit Suisse NY
1.21%, 01/14/14†	1,200,000	1,178,188

United Kingdom — 2.3%
Anglo American Capital PLC
2.15%, 09/27/13 144A	360,000	359,106
Barclays Bank PLC
2.50%, 01/23/13	495,000	491,804

22	See Notes to Schedule of Investments.

	Par	Value
1.29%, 01/13/14†Δ	$580,000	$563,555
2.38%, 01/13/14Δ	2,900,000	2,837,752
5.93%, 09/24/49 144A†Δ	3,800,000	2,831,000
BP Capital Markets PLC
5.25%, 11/07/13	1,047,000	1,127,904
3.63%, 05/08/14	1,120,000	1,176,377
HSBC Bank PLC
1.63%, 07/07/14 144AΔ	650,000	653,340
Lloyds TSB Bank PLC
2.60%, 01/24/14†	3,240,000	3,155,997
National Grid PLC
1.96%, 01/18/12(E)†	850,000	1,138,968
Royal Bank of Scotland PLC
3.25%, 01/11/14	780,000	756,678
Standard Chartered Bank
0.69%, 11/16/11†	690,000	690,219
Vedanta Resources PLC
6.75%, 06/07/16 144AΔ	750,000	615,000
Vodafone Group PLC
0.60%, 02/27/12†Δ	950,000	950,691

		17,348,391

Total Foreign Bonds (Cost $160,019,934)		157,819,794

MORTGAGE-BACKED SECURITIES — 24.2%
Adjustable Rate Mortgage Trust
4.34%, 03/25/37†	2,726,661	1,260,928
American Home Mortgage Investment Trust
2.26%, 10/25/34†	731,839	618,909
American Home Mortgage Assets
1.16%, 11/25/46†	1,142,421	492,655
Arkle Master Issuer PLC
1.64%, 02/17/52(E)†	1,080,000	1,436,962
1.44%, 05/17/60 144A†	4,260,000	4,238,879
Arran Residential Mortgages Funding PLC
1.49%, 05/16/47 144A†	1,308,828	1,307,556
0.41%, 09/16/56 144A†	801,532	793,970
0.98%, 09/16/56(U)†	784,405	1,211,967
1.60%, 09/16/56(E)†	1,575,661	2,091,463
Banc of America Commercial Mortgage, Inc.
3.88%, 09/11/36	227,366	227,341
5.80%, 06/10/49†	977,688	990,791
Banc of America Funding Corporation
5.75%, 01/20/47†	898,607	601,208
Banc of America Mortgage Securities, Inc.
6.50%, 10/25/31	147,155	149,169
Bear Stearns Adjustable Rate Mortgage Trust
2.96%, 01/25/34†	387,584	357,835
3.13%, 07/25/34†	652,975	578,431
2.78%, 10/25/34†	319,046	279,557
2.71%, 03/25/35†	1,211,375	1,123,877
Bear Stearns Alt-A Trust
0.98%, 11/25/34†	370,269	321,427
2.77%, 09/25/35†	601,890	406,156
Commercial Mortgage Pass-Through Certificates
6.10%, 07/16/34 144A	38,391	38,676
Countrywide Alternative Loan Trust
6.00%, 10/25/32	64,147	67,109
Countrywide Home Loan Mortgage Pass-Through Trust
0.78%, 02/25/35†	209,989	170,582
Credit Acceptance Auto Loan Trust
2.61%, 03/15/19	1,120,000	1,119,749
Deutsche ALT-A Securities, Inc.
5.87%, 10/25/36 STEP	685,684	383,902
5.89%, 10/25/36 STEP	685,684	384,434
Extended Stay America Trust
2.95%, 11/05/27 144A	3,559,897	3,500,699
Fannie Mae Grantor Trust
3.31%, 02/25/32	192,830	202,868
FDIC Structured Sale Guaranteed Notes
3.00%, 09/30/19 144A	1,066,850	1,072,930
0.94%, 12/04/20 144A†	2,301,283	2,301,283
3.25%, 04/25/38 144A	759,239	792,388
0.55%, 02/25/48 144A†	633,085	634,080
FDIC Trust
2.18%, 05/25/50 144A	1,442,849	1,441,177
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	454,196	487,252
5.00%, 02/01/19	475,292	509,934
10.75%, 02/01/19	47,558	48,220
5.00%, 12/01/19	940,288	1,016,778
5.50%, 05/01/22	3,038,503	3,289,417
2.60%, 07/01/27†	15,629	16,525
2.29%, 06/01/33†	1,365,735	1,430,615
2.50%, 10/01/34†	362,708	376,659
2.50%, 08/01/35†	1,111,065	1,170,808
2.63%, 10/01/35†	896,799	947,322
2.35%, 04/01/36†	840,432	887,031
5.50%, 12/01/37	1,180,494	1,281,279
5.50%, 05/01/38	2,718,738	2,946,177
5.50%, 02/01/40	811,577	879,471
Federal Home Loan Mortgage Corporation REMIC
0.58%, 12/15/30†	171,807	171,797
Federal Housing Authority
7.43%, 09/01/22	1,321	1,321
Federal National Mortgage Association
3.00%, 10/18/11 TBA	4,920,000	5,068,368
0.54%, 07/01/16†	1,900,000	1,897,791
5.00%, 01/01/18	1,123,041	1,215,099
5.50%, 12/01/18	455,493	494,254
5.00%, 07/01/19	209,731	226,923
5.00%, 05/01/21	1,905,423	2,061,614
5.00%, 11/01/21	799,960	865,534
2.39%, 12/01/24†	51,055	51,374
9.00%, 05/01/25	14,556	14,635
9.00%, 07/01/25	65,006	76,448
3.50%, 10/01/25 TBA	21,385,000	22,327,277
5.00%, 03/01/26	3,122,262	3,378,200
2.47%, 09/01/31†	54,411	57,404
5.50%, 10/01/32	835,566	913,038
2.13%, 04/01/33†	237,920	249,805
2.16%, 06/01/33†	231,793	240,278
2.81%, 10/01/33†	505,043	527,670

See Notes to Schedule of Investments.	23

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
2.54%, 12/01/33†	$164,665	$173,233
2.17%, 09/01/34†	309,182	319,972
2.20%, 09/01/34†	390,005	403,463
2.42%, 10/01/34†	383,929	401,533
2.52%, 10/01/34†	503,618	528,188
2.60%, 09/01/35†	1,016,051	1,070,634
2.49%, 12/01/35†	57,456	60,248
3.50%, 10/13/40 TBA	14,000,000	14,382,813
1.46%, 07/01/44†	173,735	174,542
Federal National Mortgage Association REMIC
4.00%, 11/25/19	406,668	428,697
0.83%, 05/25/30†	940,412	942,281
0.89%, 05/25/30†	743,582	744,648
0.00%, 10/25/40 IOΩ	5,580,919	899,538
0.78%, 09/25/41†	5,974,978	5,973,073
FHLMC Multifamily Structured Pass-Through Certificates
2.23%, 07/25/13	761,899	767,941
3.61%, 06/25/14	1,095,000	1,144,617
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51 STEP	3,000,000	3,448,522
FHLMC Structured Pass-Through Securities
1.24%, 05/25/43†	1,097,707	1,125,909
1.66%, 07/25/44†	1,737,530	1,766,307
First Horizon Alternative Mortgage Securities
2.32%, 06/25/34†	624,693	522,221
GE Capital Commercial Mortgage Corporation
6.07%, 06/10/38	222,707	222,529
GMAC Commercial Mortgage Securities, Inc.
6.70%, 04/15/34	184,977	184,703
Government National Mortgage Association
2.38%, 06/20/17†	8,812	9,146
2.38%, 06/20/21†	5,402	5,607
2.13%, 10/20/27†	43,010	44,579
8.50%, 10/15/29	26,653	32,346
0.83%, 02/16/30†	164,652	165,183
8.50%, 03/15/30	3,396	4,130
8.50%, 04/15/30	11,544	12,757
8.50%, 05/15/30	131,849	150,728
8.50%, 06/15/30	6,766	8,227
8.50%, 07/15/30	60,056	72,991
8.50%, 08/15/30	17,233	20,956
8.50%, 09/15/30	2,103	2,557
8.50%, 11/15/30	14,593	17,746
8.50%, 12/15/30	31,850	38,732
8.50%, 02/15/31	18,545	22,594
5.16%, 06/16/31†	1,155,000	1,245,534
0.53%, 03/20/37†	2,145,394	2,137,009
0.53%, 05/20/37†	899,928	896,475
Gracechurch Mortgage Financing PLC
0.38%, 11/20/56 144A†	3,317,774	3,291,043
1.64%, 11/20/56(E)†	572,707	766,222
Granite Mortgages PLC
1.99%, 01/20/44(E)†	351,489	449,126
Greenpoint Mortgage Funding Trust
0.42%, 01/25/37†	910,741	487,537
0.51%, 11/25/45†	256,331	146,015
GSR Mortgage Loan Trust
2.76%, 09/25/34†	630,831	563,217
2.74%, 09/25/35	656,690	602,423
2.74%, 09/25/35†	1,661,039	1,523,776
HarborView Mortgage Loan Trust
2.82%, 12/19/35†	1,587,210	1,067,819
0.44%, 11/19/36†	1,925,219	1,134,228
Holmes Master Issuer PLC
0.35%, 07/15/20†	1,785,000	1,767,279
0.33%, 07/15/21†	343,333	343,173
0.92%, 07/15/21(U)†	208,333	324,735
1.70%, 07/15/21(E)†	243,333	325,860
Indymac Index Mortgage Loan Trust
0.51%, 06/25/37†	703,007	122,690
0.43%, 09/25/46†	1,040,774	576,740
JP Morgan Chase Commercial Mortgage Securities Corporation
5.12%, 07/15/41	955,000	1,011,432
JP Morgan Mortgage Trust
5.02%, 02/25/35†	365,857	347,623
Luminent Mortgage Trust
0.41%, 12/25/36†	1,119,286	617,470
MASTR Adjustable Rate Mortgages Trust
2.81%, 12/25/33†	472,111	394,224
Merrill Lynch Floating Trust
0.76%, 07/09/21 144A†	199,959	192,521
Merrill Lynch Mortgage Trust
5.24%, 11/12/35†	1,260,000	1,322,904
MLCC Mortgage Investors, Inc.
2.10%, 12/25/34†	875,140	823,920
1.95%, 02/25/36†	956,867	801,342
Morgan Stanley Capital I
5.36%, 12/15/44	1,163,706	1,165,841
Morgan Stanley Reremic Trust
2.50%, 03/23/51 144A	1,244,480	1,241,369
NCUA Guaranteed Notes
0.59%, 11/06/17†	1,219,053	1,219,431
1.84%, 10/07/20	310,473	314,378
2.90%, 10/29/20	730,000	765,031
0.78%, 12/08/20†	4,033,133	4,057,695
0.75%, 03/09/21†	3,469,720	3,478,394
Opteum Mortgage Acceptance Corporation
0.52%, 11/25/35†	516,229	452,738
Permanent Master Issuer PLC
1.68%, 04/15/14(U)†	2,095,000	3,261,180
0.95%, 04/15/20(U)†	1,610,000	2,462,213
0.36%, 07/15/33†	830,000	821,592
Provident Funding Mortgage Loan Trust
2.63%, 04/25/34†	1,009,228	941,654
Residential Accredit Loans, Inc.
0.64%, 01/25/33†	256,016	240,926
Residential Asset Securitization Trust
0.54%, 05/25/35†	576,543	480,237
Residential Funding Mortgage Securities I
6.50%, 03/25/32	29,437	30,514

24	See Notes to Schedule of Investments.

	Par	Value
Structured Adjustable Rate Mortgage Loan Trust
2.50%, 08/25/34†	$975,149	$773,562
0.54%, 09/25/34†	179,020	126,621
Structured Asset Mortgage Investments, Inc.
2.04%, 10/19/34†	560,092	321,180
0.48%, 07/19/35†	155,365	103,034
0.52%, 02/25/36†	864,752	450,886
Structured Asset Securities Corporation
0.28%, 05/25/36†	6,935	6,903
Superannuation Members Home Loans Global Fund
1.61%, 06/12/40(E)†	900,430	1,170,542
TBW Mortgage Backed Pass-Through Certificates
6.02%, 07/25/37 STEP	608,350	325,517
Thornburg Mortgage Securities Trust
0.34%, 03/25/37†	1,551,048	1,518,136
0.37%, 06/25/37†	780,171	754,625
0.35%, 11/25/46†	1,623,969	1,615,943
TIAA Seasoned Commercial Mortgage Trust
5.54%, 08/15/39†	94,294	94,322
Wachovia Bank Commercial Mortgage Trust
4.04%, 02/15/35	100,581	100,458
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.09%, 05/25/47†	920,380	213,787
Washington Mutual Mortgage Pass-Through Certificates
5.32%, 02/25/37†	914,662	579,287
5.51%, 05/25/37†	1,087,576	786,343
5.38%, 07/25/37†	2,548,878	1,476,981
1.64%, 06/25/42†	29,550	22,491
0.55%, 01/25/45†	1,014,303	772,121
0.56%, 08/25/45†	415,885	317,585
0.53%, 10/25/45†	434,437	333,597
1.23%, 06/25/46†	1,603,254	1,149,488
0.99%, 01/25/47†	924,289	489,140
Wells Fargo Mortgage-Backed Securities Trust
2.72%, 12/25/34†	986,078	939,279

Total Mortgage-Backed Securities (Cost $189,063,033)		180,676,525

MUNICIPAL BONDS — 2.7%
California State Public Works Board, California State University Projects, Revenue Bond, Series B-2
7.80%, 03/01/35	800,000	898,544
Chicago Transit Authority, Revenue Bond
6.90%, 12/01/40	1,300,000	1,561,040
Dallas County Hospital District, Series B, General Obligation Bond
6.17%, 08/15/34	1,300,000	1,452,438
Irvine Ranch Water District Joint Powers Agency, Revenue Bond, Escrowed to Maturity
2.61%, 03/15/14	2,800,000	2,922,780
Kentucky Asset/Liability Commission, Revenue Bond
3.17%, 04/01/18	700,000	716,667
North Texas Higher Education Authority, Taxable Student Loan Revenue Bond, Series 1
1.35%, 04/01/40†	485,283	486,409
State of California, General Obligation Bond
5.10%, 08/01/14	170,000	178,991
5.00%, 11/01/32	1,300,000	1,332,071
7.50%, 04/01/34	1,600,000	1,927,872
5.65%, 04/01/39†	1,340,000	1,420,146
State of Illinois, General Obligation Bond
2.77%, 01/01/12	1,820,000	1,828,463
3.32%, 01/01/13	5,500,000	5,601,915

Total Municipal Bonds (Cost $19,161,562)		20,327,336

U.S. TREASURY OBLIGATIONS — 11.4%
U.S. Treasury Bills
0.04%, 03/01/12	400,000	399,929
0.05%, 03/15/12Δ	1,600,000	1,599,655
0.04%, 03/29/12	7,500,000	7,498,050

		9,497,634

U.S. Treasury Bonds
8.13%, 05/15/21Δ	41,000	63,813
7.25%, 08/15/22	51,000	77,018
7.63%, 11/15/22‡‡	117,000	181,843

		322,674

U.S. Treasury Inflationary Index Bonds
1.13%, 01/15/21Δ‡‡	1,700,000	1,917,645
U.S. Treasury Notes
1.75%, 11/15/11‡‡	250,000	250,537
0.50%, 11/30/12Δ	1,450,000	1,455,437
0.63%, 12/31/12Δ	12,000,000	12,065,160
0.38%, 06/30/13Δ	4,500,000	4,510,557
0.13%, 08/31/13	15,730,000	15,693,758
0.75%, 09/15/13	1,480,000	1,493,471
0.13%, 09/30/13	190,000	189,518
1.00%, 01/15/14Δ	5,000,000	5,075,390
1.25%, 02/15/14	867,000	885,288
0.25%, 09/15/14Δ	10,150,000	10,101,645
2.13%, 02/29/16‡‡	772,000	816,390
1.00%, 08/31/16Δ	2,085,000	2,090,538
3.38%, 11/15/19‡‡	167,000	189,415
3.13%, 05/15/21Δ	16,400,000	18,205,263

		73,022,367

Total U.S. Treasury Obligations (Cost $84,222,369)		84,760,320

See Notes to Schedule of Investments.	25

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MONEY MARKET FUNDS — 18.7%
GuideStone Money Market Fund (GS4 Class)¥	55,732,661	$55,732,661
Northern Institutional Liquid Assets Portfolio§	83,993,795	83,993,795

Total Money Market Funds (Cost $139,726,456)		139,726,456

	Par
REPURCHASE AGREEMENTS — 7.1%
Morgan Stanley & Co., Inc.
0.04% (dated 09/30/11, due 10/03/11, repurchase price $8,600,029, collateralized by U.S. Treasury Note, 2.625%, due 08/15/20, total market value $8,745,689)	$8,600,000	8,600,000
0.09% (dated 09/30/11, due 10/03/11, repurchase price $44,600,335, collateralized by Federal Home Loan Mortgage Corporation Note, 6.000%, due 04/26/37, total market value $44,746,365)	44,600,000	44,600,000

Total Repurchase Agreements (Cost $53,200,000)		53,200,000

TOTAL INVESTMENTS — 116.3% (Cost $880,476,614)		866,797,753

	Notional Amount
WRITTEN OPTIONS — 0.0%
Call Swaptions — 0.0%
3-Month LIBOR, Strike Price $1.80, Expires 10/11/11 (CS)	$(3,400,000)	(87,316)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $1.80, Expires 12/21/11 (BNP)	(1,000,000)	(5,141)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (BAR)	(200,000)	—
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (CS)	(100,000)	—
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (MSCS)	(3,800,000)	(4)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (RBS)	(300,000)	—
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (CITI)	(600,000)	(412)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (UBS)	(300,000)	(206)
3-Month LIBOR, Strike Price $2.75, Expires 06/18/12 (DEUT)	(2,800,000)	(1,660)
3-Month LIBOR, Strike Price $2.75, Expires 06/18/12 (RBS)	(2,700,000)	(1,601)
3-Month LIBOR, Strike Price $3.00, Expires 06/18/12 (BAR)	(500,000)	(233)
3-Month LIBOR, Strike Price $3.00, Expires 06/18/12 (DEUT)	(500,000)	(233)

		(9,490)

Total Written Options (Premiums received $(118,149))		(96,806)

	Par
TBA SALE COMMITMENTS — (2.5)%
Federal National Mortgage Association 4.00%, 10/14/40 TBA	$(4,000,000)	(4,192,500)
Federal Home Loan Mortgage Corporation 5.50%, 10/01/38 TBA	(6,000,000)	(6,488,437)
Federal National Mortgage Association 5.50%, 10/01/37 TBA	(7,000,000)	(7,596,094)

Total TBA Sale Commitments (Cost $(18,322,500))		(18,277,031)

Liabilities in Excess of Other Assets — (13.8)%		(103,190,987)

NET ASSETS — 100.0%		$745,232,929

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	24.2
Corporate Bonds	22.9
Foreign Bonds	21.2
Futures Contracts	20.5
Money Market Funds	18.7
U.S. Treasury Obligations	11.4
Asset-Backed Securities	7.5
Repurchase Agreements	7.1
Municipal Bonds	2.7
Agency Obligations	0.6
Swap Agreements	0.4
Written Options	— **
TBA Sale Commitments	(2.5)
Forward Foreign Currency Contracts	(9.1)

125.6

** Rounds to less than 0.005%.

26	See Notes to Schedule of Investments.

Swap agreements outstanding at September 30, 2011:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Nabors Industries, 6.15% due 02/15/18	(0.63)%	03/20/18	CITI	USD	$3,300,000	$385,099	$—	$385,099
Nabors Industries, 5.375% due 08/15/12	(1.00)%	03/20/19	BNP	USD	2,700,000	290,204	8,660	281,544
Morgan Stanley ABS Capital I, 7.02% due 12/27/33	(0.54)%	12/27/33	MSCS	USD	376,410	154,487	—	154,487
Long Beach Mortgage Trust, 6.72%, due 02/25/34	(0.49)%	02/25/34	BAR	USD	390,221	172,641	—	172,641
Specialty Underwriting & Residential Finance, 6.62% due 02/25/35	(0.59)%	02/25/35	BAR	USD	384,485	236,956	—	236,956

					$7,151,116	$1,239,387	$8,660	$1,230,727

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
General Electric Capital Corporation, 5.625%due 09/15/17	2.58%	1.00%	09/20/13	UBS	USD	$700,000	$(22,500)	$(20,099)	$(2,401)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX HY-8 Index	(1.63)%	06/20/12	CITI	USD	$4,900,000	$(51,087)	$—	$(51,087)
Dow Jones CDX IG12 Index	(1.00)%	06/20/15	BAR	USD	7,900,000	53,255	(7,345)	60,600
Dow Jones CDX IG15 Index	(1.00)%	12/20/15	CS	USD	1,800,000	19,413	3,680	15,733
Dow Jones CDX IG16 Index	(1.00)%	06/20/16	CS	USD	400,000	6,401	4,619	1,782
Dow Jones CDX IG9 Index	(0.80)%	12/20/17	BAR	USD	16,552,800	837,547	730,465	107,082
CMBX.NA.AAA.4 Index	(0.35)%	02/17/51	GSC	USD	5,700,000	778,463	817,157	(38,694)

					$37,252,800	$1,643,992	$1,548,576	$95,416

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil Cetip Interbank Deposit	(11.91)%	01/02/13	BAR	BRL	$2,500,000	$38,538	$(2,333)	$40,871
Brazil Cetip Interbank Deposit	11.94%	01/02/14	HSBC	BRL	10,400,000	144,775	13,565	131,210
Brazil Cetip Interbank Deposit	11.96%	01/02/14	GSC	BRL	5,900,000	104,207	(6,259)	110,466
Brazil Cetip Interbank Deposit	12.56%	02/01/14	HSBC	BRL	800,000	13,507	1,163	12,344
Brazil Cetip Interbank Deposit	12.51%	02/01/14	BAR	BRL	1,000,000	16,449	928	15,521
6-Month LIBOR	2.00%	03/21/17	MSCS	USD	4,900,000	(19,203)	(33,557)	14,354
6-Month LIBOR	2.00%	03/21/17	BAR	USD	4,900,000	(19,203)	(32,956)	13,753

See Notes to Schedule of Investments.	27

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month BBR BBSW Index	(5.50)%	12/15/17	BAR	AUD	$1,500,000	$70,261	$(6,406)	$76,667
6-Month BBR BBSW Index	(5.50)%	12/15/17	DEUT	AUD	1,000,000	46,800	(3,816)	50,616
MXN-TIIE-Banxico	7.50%	02/06/21	UBS	MXN	300,000	1,409	953	456

					$33,200,000	$397,540	$(68,718)	$466,258

Total Swap agreements outstanding at September 30, 2011						$3,258,419	$1,468,419	$1,790,000

Please see abbreviation and footnote definitions beginning on page 119.

28	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$4,161,748	$—	$4,161,748	$—
Asset-Backed Securities	55,699,113	—	55,699,113	—
Corporate Bonds	170,426,461	—	170,426,461	—
Foreign Bonds	157,819,794	—	157,819,794	—
Money Market Funds	139,726,456	139,726,456	—	—
Mortgage-Backed Securities	180,676,525	—	180,676,525	—
Municipal Bonds	20,327,336	—	20,327,336	—
Repurchase Agreements	53,200,000	—	53,200,000	—
U.S. Treasury Obligations	84,760,320	—	84,760,320	—

Total Assets — Investments in Securities	$866,797,753	$139,726,456	$727,071,297	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$3,295,447	$—	$3,295,447	$—
Swap Agreements	3,258,419	—	3,258,419	—

Total Assets — Other Financial Instruments	$6,553,866	$—	$6,553,866	$—

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(18,277,031)	$—	$(18,277,031)	$—
Written Options	(96,806)	—	(96,806)	—

Total Liabilities — Investments in Securities	$(18,373,837)	$—	$(18,373,837)	$—

Other Financial Instruments***
Futures Contracts	$(308,431)	$(308,431)	$—	$—

Total Liabilities — Other Financial Instruments	$(308,431)	$(308,431)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Corporate Bonds	Mortgage-Backed Securities
Balance, 12/31/10	$110,903	$110,903	$—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealizedappreciation (depreciation)	—	—	—
Purchases	—	—	—
Sales	(110,903)	—	(110,903)
Transfers in and/or out of Level 3(1)	—	(110,903)	110,903

Balance, 09/30/11	$—	$—	$—

(1)	Transfers in and/or out of Level 3 reflect the re-classification of a balance from December 31, 2010.

See Notes to Schedule of Investments.	29

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 3.9%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$474,566
Federal Home Loan Bank
0.04%, 10/07/11	15,000,000	14,999,952
5.63%, 06/11/21	700,000	888,628
Federal Home Loan Mortgage Corporation
0.12%, 01/10/12Ω‡‡	204,000	203,994
0.10%, 02/10/12	5,100,000	5,099,817
2.50%, 05/27/16Δ	520,000	551,250
Federal National Mortgage Association
0.10%, 01/04/12	5,100,000	5,099,867
5.25%, 08/01/12	2,400,000	2,499,590
4.38%, 10/15/15	510,000	578,989
5.38%, 06/12/17	700,000	849,988
0.04%, 10/09/19	150,000	114,277
6.63%, 11/15/30Δ	820,000	1,222,492
5.63%, 07/15/37	300,000	412,535
Tennessee Valley Authority
5.25%, 09/15/39	350,000	450,124
4.63%, 09/15/60	200,000	243,527

Total Agency Obligations (Cost $32,949,406)		33,689,596

ASSET-BACKED SECURITIES — 4.6%
Access Group, Inc.
1.55%, 10/27/25†	1,413,465	1,430,819
Amortizing Residential Collateral Trust
0.52%, 01/01/32†	36,697	23,783
Asset-Backed Securities Corporation Home Equity
0.51%, 09/25/34†	168,112	146,433
Avis Budget Rental Car Funding AESOP LLC
4.64%, 05/20/16 144A	200,000	214,466
3.15%, 03/20/17 144A	160,000	164,840
Bayview Financial Acquisition Trust
0.91%, 02/28/44†	417,036	372,259
Bear Stearns Asset-Backed Securities, Inc.
6.00%, 10/25/36	2,523,884	1,768,132
6.50%, 10/25/36	3,021,183	2,224,406
Brazos Higher Education Authority
0.47%, 09/25/23†	634,923	628,075
1.21%, 05/25/29†	453,556	448,659
1.10%, 07/25/29†	1,100,000	1,079,732
1.11%, 02/25/30†	1,100,000	1,089,511
CIT Mortgage Loan Trust
1.24%, 10/25/37 144A†@	183,870	175,077
1.49%, 10/25/37 144A†@	430,000	320,461
1.69%, 10/25/37 144A†@	800,000	330,541
College Loan Corporation Trust
0.34%, 10/25/25†	1,000,000	1,000,059
Countrywide Home Equity Loan Trust
0.52%, 02/15/34†	329,444	233,241
0.47%, 12/15/35†	851,053	411,205
0.37%, 07/15/36†	914,498	573,385
Education Funding Capital Trust I
1.45%, 06/15/43†	200,000	185,000
EMC Mortgage Loan Trust
0.79%, 11/25/41 144A†	108,922	95,602
GCO Education Loan Funding Trust
0.50%, 02/27/28†	100,000	85,024
0.54%, 05/25/36†	150,000	122,926
GMAC Mortgage Corporation Loan Trust
7.00%, 09/25/37	364,355	262,105
Goal Capital Funding Trust
1.01%, 08/25/48 144A†	399,374	385,328
Greenpoint Manufactured Housing
2.22%, 11/22/31†	325,000	296,345
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	400,000	433,119
HSBC Home Equity Loan Trust
1.41%, 11/20/36†	794,171	705,215
Illinois Student Assistance Commission
1.15%, 07/25/45†	1,400,000	1,343,776
Keycorp Student Loan Trust
0.51%, 08/27/31†	688,923	630,757
Knowledgeworks Foundation
1.26%, 02/25/42†	277,981	274,162
Lehman XS Trust
0.54%, 11/25/35†	801,327	586,730
0.51%, 02/25/36†	939,957	530,182
Magnolia Funding, Ltd.
3.00%, 04/20/17(E)	1,642,094	2,206,609
Missouri Higher Education Loan Authority
1.26%, 11/26/32†	815,699	809,118
Nelnet Education Loan Funding, Inc.
1.09%, 02/25/39†	800,000	697,440
Nelnet Student Loan Trust
1.03%, 07/27/48 144A†	351,516	351,690
Panhandle-Plains Higher Education Authority, Inc.
1.38%, 10/01/35†	889,953	891,052
Provident Bank Home Equity Loan Trust
0.78%, 08/25/31†	109,020	53,458
Residential Asset Mortgage Products, Inc.
0.72%, 03/25/34†	353,255	233,326
Residential Funding Securities LLC
0.69%, 06/25/33 144A†	281,062	256,444
Salomon Brothers Mortgage Securities VII, Inc.
0.72%, 03/25/28†	41,083	37,185
SLM Student Loan Trust
1.75%, 04/25/23†	5,800,391	5,958,025
0.64%, 12/15/25 144A†	400,000	375,465
6.23%, 07/15/42 144A†	6,690,112	6,270,994
3.50%, 08/17/43 144A†	1,376,958	1,367,356
3.48%, 05/16/44 144A†	1,374,076	1,430,602

Total Asset-Backed Securities (Cost $43,593,250)		39,510,119

CORPORATE BONDS — 21.5%
ACCO Brands Corporation
10.63%, 03/15/15	175,000	189,000

30	See Notes to Schedule of Investments.

	Par	Value
Ally Financial, Inc.
6.25%, 12/01/17Δ	$606,000	$530,165
American Express Bank FSB
6.00%, 09/13/17	1,100,000	1,238,562
American Express Co.
6.80%, 09/01/66†	1,400,000	1,361,500
American Express Credit Corporation
5.13%, 08/25/14Δ	160,000	173,293
American International Group, Inc.
3.75%, 11/30/13 144A	200,000	200,284
4.88%, 09/15/16	250,000	239,933
5.60%, 10/18/16	600,000	594,173
5.85%, 01/16/18	180,000	178,789
8.25%, 08/15/18 144A	3,200,000	3,548,630
6.40%, 12/15/20	110,000	112,260
6.25%, 03/15/37	680,000	474,300
Anadarko Petroleum Corporation
6.38%, 09/15/17	565,000	634,623
8.70%, 03/15/19Δ	175,000	221,014
ANZ Capital Trust II
5.36%, 11/29/49 144AΔ	800,000	791,000
Apache Corporation
6.00%, 09/15/13	680,000	744,350
Arizona Public Service Co.
8.75%, 03/01/19	525,000	660,283
Ashtead Capital, Inc.
9.00%, 08/15/16 144AΔ	400,000	398,000
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	101,323
Astoria Financial Corporation
5.75%, 10/15/12	450,000	464,903
AT&T, Inc.
5.10%, 09/15/14Δ	550,000	604,428
2.95%, 05/15/16Δ	825,000	852,233
3.88%, 08/15/21Δ	365,000	376,228
6.55%, 02/15/39	130,000	154,489
5.35%, 09/01/40	70,000	73,445
5.55%, 08/15/41	200,000	216,136
BAC Capital Trust XIV
5.63%, 09/20/49†	40,000	22,200
Baker Hughes, Inc.
7.50%, 11/15/18	710,000	934,354
Bank of America Corporation
1.67%, 01/30/14†	900,000	815,710
3.63%, 03/17/16Δ	150,000	136,684
0.51%, 10/14/16†Δ	1,700,000	1,327,923
5.75%, 12/01/17	2,290,000	2,150,420
5.65%, 05/01/18	2,700,000	2,567,184
5.00%, 05/13/21Δ	620,000	554,157
Barrick North America Finance LLC
4.40%, 05/30/21Δ	540,000	554,821
BB&T Corporation
3.20%, 03/15/16	475,000	485,641
Bear Stearns Cos. LLC
5.70%, 11/15/14	1,000,000	1,079,192
6.40%, 10/02/17	1,200,000	1,364,198
7.25%, 02/01/18	1,825,000	2,154,082
BellSouth Capital Funding Corporation
7.88%, 02/15/30	210,000	282,736
BellSouth Corporation
4.75%, 11/15/12	40,000	41,572
6.88%, 10/15/31	10,000	12,494
Berkshire Hathaway, Inc.
3.20%, 02/11/15Δ	280,000	294,618
Boeing Capital Corporation
4.70%, 10/27/19	230,000	261,460
Boeing Co.
4.88%, 02/15/20	300,000	342,911
6.63%, 02/15/38	210,000	285,923
Boston Scientific Corporation
4.50%, 01/15/15	425,000	444,432
Brandywine Operating Partnership LP
4.95%, 04/15/18	425,000	411,141
Capital One Capital III
7.69%, 08/15/36	325,000	318,906
Casella Waste Systems, Inc.
11.00%, 07/15/14	375,000	399,375
Caterpillar Financial Services Corporation
6.20%, 09/30/13	450,000	494,505
Caterpillar, Inc.
3.90%, 05/27/21Δ	240,000	259,366
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	710,000	947,439
CenterPoint Energy Resources Corporation
5.95%, 01/15/14Δ	525,000	570,405
Charter Communications Operating LLC
10.88%, 09/15/14 144AΔ	200,000	215,500
Chubb Corporation
6.38%, 03/29/67†	375,000	365,156
Cimarex Energy Co.
7.13%, 05/01/17	70,000	71,050
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	318,411
Citigroup Capital XXI
8.30%, 12/21/57†Δ	274,000	269,205
Citigroup, Inc.
6.50%, 08/19/13	110,000	115,804
6.00%, 12/13/13Δ	980,000	1,029,890
5.00%, 09/15/14Δ	1,720,000	1,688,042
6.01%, 01/15/15	150,000	159,536
5.50%, 02/15/17	1,160,000	1,156,034
6.13%, 11/21/17	1,205,000	1,289,278
6.13%, 05/15/18	4,800,000	5,155,517
5.38%, 08/09/20Δ	175,000	181,621
6.88%, 03/05/38	810,000	882,227
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	83,000	91,225
Comcast Corporation
5.88%, 02/15/18	200,000	232,022
5.70%, 05/15/18	1,250,000	1,446,685
6.95%, 08/15/37	40,000	48,107
6.40%, 03/01/40Δ	140,000	163,506
Comcast Holdings Corporation
10.63%, 07/15/12	550,000	588,147
Complete Production Services, Inc.
8.00%, 12/15/16	280,000	281,400

See Notes to Schedule of Investments.	31

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
ConocoPhillips Holding Co.
6.95%, 04/15/29	$580,000	$774,308
COX Communications, Inc.
5.45%, 12/15/14	210,000	232,698
CSC Holdings LLC
6.75%, 04/15/12Δ	60,000	61,200
CVS Caremark Corporation
6.60%, 03/15/19	590,000	718,745
6.30%, 06/01/37†	775,000	749,929
5.75%, 05/15/41	600,000	674,644
CVS Pass-Through Trust
6.94%, 01/10/30	818,547	922,242
Daimler Finance NA LLC
6.50%, 11/15/13Δ	100,000	109,846
Daimler Finance North America LLC
7.30%, 01/15/12	550,000	559,566
DCP Midstream LLC
9.75%, 03/15/19 144A	200,000	266,494
Delta Air Lines 2007-1 A
6.82%, 08/10/22	378,170	381,007
Devon Energy Corporation
5.60%, 07/15/41Δ	590,000	682,765
DIRECTV Holdings LLC
3.50%, 03/01/16	525,000	542,259
Discover Bank
8.70%, 11/18/19	425,000	486,305
DISH DBS Corporation
7.00%, 10/01/13	10,000	10,425
6.63%, 10/01/14	30,000	30,488
7.75%, 05/31/15	200,000	206,000
DJO Finance LLC
10.88%, 11/15/14	340,000	340,000
Dominion Resources, Inc.
5.70%, 09/17/12	1,230,000	1,284,168
Dow Chemical Co.
7.60%, 05/15/14	650,000	738,696
Duke Energy Carolinas LLC
5.63%, 11/30/12	580,000	608,742
Duke Realty LP REIT
6.75%, 03/15/20	325,000	338,048
El Paso Corporation
7.00%, 06/15/17Δ	710,000	798,869
7.80%, 08/01/31	750,000	875,302
El Paso Natural Gas Co.
7.50%, 11/15/26	300,000	354,010
Energy Transfer Partners LP
5.95%, 02/01/15	500,000	536,892
6.70%, 07/01/18Δ	570,000	638,879
Enterprise Products Operating LLC
4.05%, 02/15/22Δ	1,190,000	1,194,674
5.70%, 02/15/42Δ	430,000	454,120
7.03%, 01/15/68†	350,000	355,258
EOG Resources, Inc.
1.01%, 02/03/14†	3,500,000	3,531,045
Exelon Corporation
5.63%, 06/15/35	655,000	685,746
Fifth Third Bancorp
3.63%, 01/25/16	175,000	178,083
Fifth Third Bank Ohio
0.40%, 05/17/13†	400,000	391,836
First Niagara Financial Group, Inc.
6.75%, 03/19/20	250,000	281,642
FirstEnergy Corporation
6.45%, 11/15/11	3,000	3,016
7.38%, 11/15/31	1,080,000	1,335,815
Ford Motor Credit Co., LLC
5.63%, 09/15/15	4,100,000	4,134,502
8.00%, 12/15/16Δ	1,300,000	1,421,823
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	1,995,000	2,141,994
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	250,000	260,312
GE Capital Trust I
6.38%, 11/15/67†Δ	321,000	310,166
General Electric Capital Corporation
5.45%, 01/15/13Δ	150,000	157,587
1.10%, 01/07/14†	2,300,000	2,272,080
6.00%, 08/07/19	1,850,000	2,085,744
4.38%, 09/16/20Δ	330,000	336,411
5.30%, 02/11/21	60,000	62,359
General Electric Co.
5.00%, 02/01/13	840,000	880,041
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	460,166
Goldman Sachs Capital II
5.79%, 06/01/43†Δ	60,000	37,500
Goldman Sachs Group, Inc.
6.60%, 01/15/12Δ	70,000	71,011
5.30%, 02/14/12	30,000	30,375
3.63%, 08/01/12	110,000	111,546
5.45%, 11/01/12	190,000	195,912
4.75%, 07/15/13Δ	20,000	20,590
5.25%, 10/15/13Δ	160,000	166,328
5.75%, 10/01/16Δ	1,900,000	1,996,148
6.25%, 09/01/17	1,700,000	1,772,745
5.95%, 01/18/18	2,300,000	2,371,022
5.38%, 03/15/20	250,000	248,686
6.00%, 06/15/20	460,000	473,984
5.25%, 07/27/21	110,000	108,722
6.25%, 02/01/41	800,000	780,501
HCA, Inc.
6.50%, 02/15/16Δ	686,000	658,560
7.88%, 02/15/20Δ	125,000	130,000
7.69%, 06/15/25	250,000	226,250
HCP, Inc. REIT
6.00%, 01/30/17	300,000	316,226
5.38%, 02/01/21	200,000	201,032
Hess Corporation
8.13%, 02/15/19	330,000	425,959
7.88%, 10/01/29	260,000	350,827
7.30%, 08/15/31	110,000	141,043
Hewlett-Packard Co.
3.00%, 09/15/16	300,000	302,848
HSBC Finance Corporation
7.00%, 05/15/12	390,000	401,574
6.38%, 11/27/12	70,000	72,572
6.68%, 01/15/21 144A	90,000	88,605
Humana, Inc.
7.20%, 06/15/18	480,000	569,299

32	See Notes to Schedule of Investments.

	Par	Value
ILFC E-Capital Trust II
6.25%, 12/21/65 144A†Δ	$280,000	$208,600
International Lease Finance Corporation
6.50%, 09/01/14 144A	240,000	241,200
6.75%, 09/01/16 144A	880,000	886,600
JPMorgan Chase & Co.
5.75%, 01/02/13	320,000	335,365
5.15%, 10/01/15	1,890,000	1,996,288
6.30%, 04/23/19	800,000	906,443
4.95%, 03/25/20Δ	800,000	847,438
4.40%, 07/22/20	230,000	233,122
4.35%, 08/15/21	70,000	70,876
JPMorgan Chase Capital XXV
6.80%, 10/01/37	375,000	377,508
Kerr-McGee Corporation
6.95%, 07/01/24	420,000	491,967
7.88%, 09/15/31Δ	690,000	850,839
Kinder Morgan Energy Partners LP
7.13%, 03/15/12	410,000	420,564
5.85%, 09/15/12	40,000	41,635
5.00%, 12/15/13	200,000	214,471
6.00%, 02/01/17Δ	250,000	283,430
Kraft Foods, Inc.
6.13%, 08/23/18	350,000	413,187
5.38%, 02/10/20	830,000	940,932
6.50%, 02/09/40	300,000	368,039
Kroger Co.
6.15%, 01/15/20	360,000	432,814
L-3 Communications Corporation
6.38%, 10/15/15Δ	350,000	358,313
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49#	2,330,000	1,398
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	200,000	48,250
5.63%, 01/24/13#	2,300,000	563,500
6.50%, 07/19/17#	150,000	225
6.75%, 12/28/17#	3,340,000	5,010
Liberty Property LP
4.75%, 10/01/20Δ	575,000	579,056
Lyondell Chemical Co.
11.00%, 05/01/18Δ	500,000	542,500
MarkWest Energy Partners LP
8.75%, 04/15/18	200,000	214,000
Medtronic, Inc.
4.45%, 03/15/20	300,000	340,298
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	3,850,000	3,816,663
6.05%, 05/16/16	375,000	337,804
5.70%, 05/02/17	400,000	357,200
6.40%, 08/28/17	2,300,000	2,232,642
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	297,000
MetLife Capital Trust X
9.25%, 04/08/38 144A	300,000	339,000
MetLife, Inc.
4.75%, 02/08/21Δ	620,000	646,434
6.40%, 12/15/66	150,000	133,708
Morgan Stanley
5.63%, 01/09/12Δ	310,000	312,763
5.75%, 08/31/12	1,730,000	1,787,555
1.76%, 03/01/13(E)	500,000	633,894
0.70%, 10/18/16†	340,000	265,023
6.63%, 04/01/18	1,650,000	1,639,031
Nabors Industries, Inc.
9.25%, 01/15/19	3,300,000	4,180,344
Nationwide Financial Services
5.38%, 03/25/21 144A	575,000	563,388
NBCUniversal Media LLC
4.38%, 04/01/21	150,000	154,369
NCUA Guaranteed Notes
3.00%, 06/12/19	600,000	633,756
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	135,000	140,468
Newfield Exploration Co.
7.13%, 05/15/18	100,000	104,000
5.75%, 01/30/22Δ	50,000	49,562
News America, Inc.
6.15%, 02/15/41Δ	450,000	477,664
Northwestern Mutual Life Insurance
6.06%, 03/30/40 144A	600,000	709,131
Occidental Petroleum Corporation
3.13%, 02/15/22Δ	370,000	370,702
Overseas Private Investment Corporation
0.00%, 11/18/13Ω†	3,500,000	3,500,000
0.00%, 07/12/16Ω	3,000,000	3,644,352
Pacific Gas & Electric Co.
8.25%, 10/15/18	40,000	53,358
6.05%, 03/01/34Δ	110,000	131,719
5.80%, 03/01/37	250,000	291,551
Patrons’ Legacy
5.65%, 11/17/18 144A	1,290,357	1,280,796
Peabody Energy Corporation
7.88%, 11/01/26	1,100,000	1,204,500
Pemex Project Funding Master Trust
6.63%, 06/15/35	159,000	172,118
PepsiCo, Inc.
7.90%, 11/01/18	140,000	186,547
Pfizer, Inc.
7.20%, 03/15/39	600,000	879,373
Plains Exploration & Production Co.
10.00%, 03/01/16	500,000	545,000
Plastipak Holdings, Inc.
8.50%, 12/15/15 144A	200,000	199,000
Pricoa Global Funding I
0.56%, 09/27/13 144A†	1,700,000	1,681,907
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,947,597
Progress Energy, Inc.
7.75%, 03/01/31	350,000	480,764
ProLogis LP
1.88%, 11/15/37	350,000	343,000
Prudential Financial, Inc.
4.50%, 11/15/20	900,000	895,772
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	837,000	920,945

See Notes to Schedule of Investments.	33

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Qwest Communications International, Inc.
8.00%, 10/01/15	$375,000	$391,875
Qwest Corporation
8.88%, 03/15/12	200,000	207,250
Raytheon Co.
3.13%, 10/15/20	200,000	199,562
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	410,000	524,104
Reinsurance Group of America, Inc.
6.75%, 12/15/65†	475,000	414,804
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	772,625
Roche Holdings, Inc.
6.00%, 03/01/19 144A	430,000	526,176
Rock-Tenn Co.
5.63%, 03/15/13	50,000	51,500
RSC Equipment Rental, Inc.
10.00%, 07/15/17 144AΔ	500,000	527,500
Safeway, Inc.
3.95%, 08/15/20	150,000	151,415
Service Corporation International
7.63%, 10/01/18	90,000	95,625
7.50%, 04/01/27	200,000	187,500
Simon Property Group LP
10.35%, 04/01/19	750,000	1,004,606
SLM Corporation
6.25%, 01/25/16	375,000	368,417
Southern Natural Gas Co.
8.00%, 03/01/32	400,000	517,852
Springleaf Finance Corporation
4.88%, 07/15/12Δ	300,000	281,250
Sprint Capital Corporation
8.38%, 03/15/12	125,000	126,875
6.90%, 05/01/19Δ	30,000	25,950
8.75%, 03/15/32Δ	170,000	148,538
SSIF Nevada LP
0.95%, 04/14/14 144A†	3,400,000	3,402,451
State Street Corporation
4.96%, 03/15/18	530,000	561,604
Steel Dynamics, Inc.
6.75%, 04/01/15Δ	225,000	222,188
7.75%, 04/15/16	500,000	495,000
SunTrust Banks, Inc.
3.60%, 04/15/16Δ	300,000	304,474
SunTrust Preferred Capital I
5.85%, 06/29/49†	357,000	274,890
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144AΔ	540,000	664,034
Tenet Healthcare Corporation
9.25%, 02/01/15	1,262,000	1,268,310
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	250,000	296,715
7.63%, 04/01/37Δ	50,000	63,503
Terex Corporation
10.88%, 06/01/16	250,000	266,250
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21	160,000	166,430
Time Warner Cable, Inc.
8.75%, 02/14/19	650,000	832,972
4.13%, 02/15/21Δ	100,000	99,780
4.00%, 09/01/21Δ	50,000	48,998
5.88%, 11/15/40	460,000	473,000
Time Warner, Inc.
4.70%, 01/15/21	10,000	10,472
6.10%, 07/15/40	140,000	154,327
6.25%, 03/29/41Δ	40,000	45,800
Time Warner Entertainment Co. LP
8.38%, 07/15/33	590,000	771,587
Transatlantic Holdings, Inc.
8.00%, 11/30/39	300,000	356,650
UAL 1993 Pass Through Trust A
9.21%, 01/21/17+	81,116	—
UAL 1995 Pass Through Trust A
9.56%, 10/19/18@	136,637	53,972
Union Bank NA
1.28%, 06/06/14†	2,600,000	2,575,087
United Parcel Service, Inc.
4.50%, 01/15/13Δ	770,000	808,983
UnitedHealth Group, Inc.
4.88%, 02/15/13	370,000	388,407
4.88%, 04/01/13	410,000	431,710
Verizon Communications, Inc.
6.10%, 04/15/18	290,000	346,291
6.00%, 04/01/41Δ	60,000	73,205
Verizon Global Funding Corporation
7.38%, 09/01/12	290,000	306,678
4.38%, 06/01/13	140,000	147,787
Wachovia Bank NA
6.60%, 01/15/38	275,000	316,120
Wachovia Capital Trust III
5.57%, 03/29/49†	960,000	790,800
Wachovia Corporation
5.25%, 08/01/14Δ	1,850,000	1,942,136
5.63%, 10/15/16	250,000	270,545
Waste Management, Inc.
7.38%, 05/15/29	140,000	178,142
WEA Finance LLC
7.13%, 04/15/18 144AΔ	400,000	457,528
WellPoint, Inc.
5.88%, 06/15/17	720,000	824,620
Wells Fargo & Co.
4.38%, 01/31/13	600,000	622,771
5.20%, 06/15/16Δ	290,000	302,106
4.60%, 04/01/21	70,000	74,968
7.98%, 03/29/49†Δ	2,600,000	2,691,000
Wells Fargo Capital X
5.95%, 12/15/36	200,000	195,888
Williams Cos., Inc.
7.50%, 01/15/31	15,000	17,596
7.75%, 06/15/31	39,000	46,947
8.75%, 03/15/32	728,000	954,206
Windstream Corporation
8.63%, 08/01/16Δ	275,000	284,625
Xylem, Inc.
3.55%, 09/20/16 144A	350,000	351,308

Total Corporate Bonds (Cost $184,110,169)		184,032,921

34	See Notes to Schedule of Investments.

	Par	Value
FOREIGN BONDS — 20.3%
Argentina — 0.1%
Argentine Republic Government International Bond
10.00%, 12/15/35(E)Ω†	$2,670,000	$450,717

Australia — 3.6%
Australia Government Bond
5.50%, 12/15/13(A)	400,000	402,530
4.75%, 06/15/16(A)	7,800,000	7,859,001
6.00%, 02/15/17(A)	2,400,000	2,564,198
Australian Government Bond
5.50%, 01/21/18(A)	5,100,000	5,356,928
5.75%, 07/15/22(A)	6,500,000	7,073,329
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	440,000	457,337
5.00%, 10/15/19 144AΔ	190,000	197,598
National Australia Bank, Ltd.
0.97%, 04/11/14 144A†Δ	3,400,000	3,391,534
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†@	525,000	493,340
Rio Tinto Finance USA, Ltd.
2.50%, 05/20/16	30,000	30,363
3.50%, 11/02/20Δ	1,180,000	1,162,550
4.13%, 05/20/21	140,000	144,284
3.75%, 09/20/21	110,000	109,790
Westpac Banking Corporation
1.90%, 12/14/12 144A	1,500,000	1,525,175

		30,767,957

Austria — 0.1%
PE Paper Escrow GmbH
12.00%, 08/01/14 144A	450,000	473,625

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34	250,000	287,173
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	200,000	212,385
Weatherford International, Ltd.
9.63%, 03/01/19Δ	325,000	420,492

		920,050

Brazil — 0.1%
Brazilian Government International Bond
8.25%, 01/20/34	600,000	846,000

Canada — 1.9%
Bank of Nova Scotia
2.15%, 08/03/16 144A	1,100,000	1,120,119
Canadian Government Bond
1.50%, 03/01/12(C)	10,400,000	9,950,415
2.25%, 08/01/14(C)	3,000,000	2,959,576
Canadian Imperial Bank of Commerce
2.75%, 01/27/16 144AΔ	300,000	314,530
Nexen, Inc.
6.40%, 05/15/37	140,000	142,924
7.50%, 07/30/39	250,000	293,731
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20Δ	110,000	123,571
PTTEP Canada International Finance, Ltd.
5.69%, 04/05/21 144A	320,000	323,833
Rogers Communications, Inc.
6.38%, 03/01/14	90,000	99,958
6.75%, 03/15/15	10,000	11,707
Teck Resources, Ltd.
10.75%, 05/15/19	400,000	497,679
TransCanada PipeLines, Ltd.
6.35%, 05/15/67†	400,000	398,746

		16,236,789

Cayman Islands — 0.6%
MUFG Capital Finance 1, Ltd.
6.35%, 07/29/49†	450,000	459,000
Petrobras International Finance Co.
3.88%, 01/27/16	250,000	250,500
6.13%, 10/06/16	271,000	296,745
5.75%, 01/20/20Δ	285,000	298,680
5.38%, 01/27/21	1,210,000	1,235,410
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 12/29/49 144A†	1,015,000	949,877
Transocean, Inc.
6.00%, 03/15/18Δ	425,000	453,138
6.50%, 11/15/20Δ	150,000	163,964
Vale Overseas, Ltd.
8.25%, 01/17/34	80,000	98,240
6.88%, 11/21/36	511,000	552,442

		4,757,996

Chile — 0.0%
Corp Nacional del Cobre de Chile
4.75%, 10/15/14 144A	210,000	224,719

Colombia — 0.1%
Colombia Government International Bond
4.38%, 07/12/21Δ	880,000	899,800

Denmark — 0.3%
BRFkredit AS
2.05%, 04/15/13 144A	1,200,000	1,224,962
Danske Bank AS
2.50%, 05/10/12 144A	600,000	607,278
FIH Erhvervsbank A/S
2.00%, 06/12/13 144A	1,000,000	1,023,118

		2,855,358

France — 1.5%
Banque PSA Finance
2.27%, 04/04/14 144A†	1,500,000	1,415,270
Cie de Financement Foncier
2.13%, 04/22/13 144AΔ	4,100,000	4,108,794
Compagnie Generale de Geophysique - Veritas
7.75%, 05/15/17	155,000	153,450
Credit Agricole SA
2.63%, 01/21/14 144A	310,000	296,196
8.38%, 10/29/49 144A†Δ	980,000	776,650
Dexia Credit Local
2.75%, 01/10/14 144A	5,900,000	5,865,656

See Notes to Schedule of Investments.	35

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Legrand France SA
8.50%, 02/15/25	$250,000	$309,400

		12,925,416

Germany — 0.1%
Landwirtschaftliche Rentenbank
2.13%, 07/15/16Δ	500,000	517,044

Iceland — 0.1%
Glitnir Banki HF
6.33%, 07/28/11 144A#@	600,000	159,000
6.38%, 09/25/12 144A#@	580,000	153,700
6.69%, 06/15/16+ 144A#Δ	1,000,000	10
7.45%, 03/29/49+ 144A#	100,000	1
Kaupthing Bank HF
5.75%, 10/04/11 144A#@	250,000	62,500
7.63%, 02/28/15 144A#@	2,490,000	622,500
7.13%, 05/19/16+ 144A#	350,000	3
Landsbanki Islands HF
6.10%, 08/25/11 144A#@	1,500,000	112,500

		1,110,214

India — 0.4%
ICICI Bank, Ltd.
2.06%, 02/24/14 144A†	3,400,000	3,330,028
6.38%, 04/30/22 144A†Δ	418,000	349,030
ICICI Bank, Ltd.
6.38%, 04/30/22†	110,000	91,850

		3,770,908

Ireland — 0.1%
Bank of Ireland
6.75%, 01/30/12(U)	50,000	76,996
2.75%, 03/02/12	380,000	364,920
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.38%, 04/30/13 144A	120,000	121,500
6.49%, 02/02/16 144A	230,000	212,175
7.75%, 02/02/21 144A	200,000	168,240

		943,831

Italy — 0.4%
Intesa Sanpaolo SpA
2.71%, 02/24/14 144A†Δ	3,400,000	3,063,798
3.63%, 08/12/15 144A	290,000	254,095

		3,317,893

Japan — 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144AΔ	330,000	351,087
Resona Bank, Ltd.
5.85%, 09/29/49 144A†@	250,000	246,473
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	640,000	660,597

		1,258,157

Jersey — 0.2%
HSBC Capital Funding LP
4.61%, 12/29/49 144A†	960,000	851,054
QBE Capital Funding III, Ltd.
7.25%, 05/24/41 144A†	200,000	174,000
UBM PLC
5.75%, 11/03/20 144A	260,000	278,310

		1,303,364

Luxembourg — 0.7%
Fiat Finance & Trade, Ltd. SA
9.00%, 07/30/12(E)	700,000	956,579
Gazprom Via Gaz Capital SA
6.51%, 03/07/22 144AΔ	3,200,000	3,144,000
Gazprom Via Gaz Capital SA
9.25%, 04/23/19	290,000	339,300
Russian Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	300,000	297,000
TNK-BP Finance SA
7.50%, 07/18/16 144A	110,000	114,413
TNK-BP Finance SA
7.50%, 07/18/16	190,000	197,623
Tyco International Finance SA
6.00%, 11/15/13	590,000	646,265

		5,695,180

Malaysia — 0.4%
Bank Negara Malaysia Monetary Notes
2.78%, 12/06/11(R)Ω	4,400,000	1,371,237
2.80%, 12/13/11(R)Ω	2,275,000	708,574
Malaysia Government Bond
3.43%, 08/15/14(R)	1,620,000	509,663
3.84%, 08/12/15(R)	2,280,000	725,848
4.26%, 09/15/16(R)	650,000	211,347

		3,526,669

Mexico — 0.7%
America Movil SAB de CV
5.63%, 11/15/17	270,000	302,473
5.00%, 03/30/20	240,000	255,840
BBVA Bancomer SA
7.25%, 04/22/20 144AΔ	625,000	610,937
Cemex SAB de CV
5.25%, 09/30/15 144A†Δ	150,000	91,500
Mexican Bonos
8.00%, 06/11/20(M)	25,657,000	2,057,772
7.50%, 06/03/27(M)	1,028,000	76,401
Mexico Cetes
4.48%, 01/12/12(M)Ω	132,600,000	944,281
Mexico Government International Bond
6.75%, 09/27/34	601,000	742,235
6.05%, 01/11/40Δ	134,000	152,090
Petroleos Mexicanos
5.50%, 01/21/21Δ	370,000	392,200

		5,625,729

Netherlands — 1.7%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	2,000,000	2,115,950
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/21Δ	4,000,000	4,332,824
11.00%, 12/29/49 144A†	687,000	828,381
Deutsche Telekom International Finance BV
5.75%, 03/23/16	510,000	562,093

36	See Notes to Schedule of Investments.

	Par	Value
ING Bank NV
3.90%, 03/19/14 144A	$500,000	$535,828
2.38%, 06/09/14 144A	550,000	533,713
2.50%, 01/14/16 144A	600,000	601,855
LeasePlan Corporation NV
3.00%, 05/07/12 144A	1,200,000	1,216,673
Shell International Finance BV
4.38%, 03/25/20Δ	700,000	787,526
Volkswagen International Finance NV
0.70%, 10/01/12 144A†	1,900,000	1,904,028
0.86%, 04/01/14 144A†	1,500,000	1,504,947

		14,923,818

New Zealand — 0.0%
Westpac Securities NZ, Ltd.
2.50%, 05/25/12 144A	200,000	202,343

Norway — 1.3%
DnB NOR Boligkreditt
2.10%, 10/14/15 144A	1,700,000	1,722,510
2.90%, 03/29/16 144AΔ	4,300,000	4,460,846
Nordea Eiendomskreditt AS
1.88%, 04/07/14 144A	1,300,000	1,317,735
Sparebank 1 Boligkreditt AS
1.25%, 10/25/14 144AΔ	1,900,000	1,909,289
2.63%, 05/27/16 144A	1,600,000	1,690,869

		11,101,249

Portugal — 0.4%
Obrigacoes do Tesouro
2.62%, 05/16/47(E)	2,394,197	3,197,660

Qatar — 0.1%
Qatar Government International Bond
5.15%, 04/09/14	290,000	314,171
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/19 144A	250,000	298,125

		612,296

Russia — 0.0%
Russian Federation
7.50%, 03/31/30	200,400	225,490

South Africa — 0.3%
South Africa Government Bond
7.25%, 01/15/20(S)	620,000	72,166
6.75%, 03/31/21(S)Δ	5,110,000	567,379
10.50%, 12/21/26(S)Δ	10,270,000	1,471,544
Transnet, Ltd.
4.50%, 02/10/16 144AΔ	500,000	514,279

		2,625,368

South Korea — 0.4%
Export-Import Bank of Korea
5.25%, 02/10/14	235,000	248,862
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	3,400,000	3,444,278

		3,693,140

Spain — 0.2%
BBVA US Senior SAU
3.25%, 05/16/14	800,000	750,167
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	700,000	649,584
3.78%, 10/07/15 144AΔ	100,000	89,170
Telefonica Emisiones SAU
5.88%, 07/15/19	80,000	78,643
5.13%, 04/27/20Δ	290,000	270,547
5.46%, 02/16/21	60,000	57,077

		1,895,188

Sweden — 1.1%
Nordea Bank AB
1.15%, 01/14/14 144A†	3,400,000	3,418,265
3.70%, 11/13/14 144A	390,000	397,181
4.88%, 01/27/20 144AΔ	110,000	114,742
4.88%, 05/13/21 144A	640,000	547,886
Stadshypotek AB
1.45%, 09/30/13 144A	4,850,000	4,881,443
Swedbank Hypotek AB
0.81%, 03/28/14 144A†	200,000	200,196

		9,559,713

Switzerland — 0.2%
Credit Suisse
6.00%, 02/15/18Δ	100,000	101,611
UBS AG
1.40%, 02/23/12†	400,000	401,100
2.25%, 01/28/14	710,000	692,255
3.88%, 01/15/15Δ	280,000	279,033
4.88%, 08/04/20	180,000	173,627

		1,647,626

United Arab Emirates — 0.0%
Dolphin Energy, Ltd.
5.89%, 06/15/19 144AΔ	247,408	266,375

United Kingdom — 2.5%
Abbey National Treasury Services PLC
3.88%, 11/10/14 144A	2,900,000	2,786,639
Bank of Scotland PLC
5.25%, 02/21/17 144A	400,000	432,692
Barclays Bank PLC
1.29%, 01/13/14†	3,400,000	3,303,600
6.05%, 12/04/17 144A	230,000	211,378
BP Capital Markets PLC
5.25%, 11/07/13	940,000	1,012,636
3.88%, 03/10/15	310,000	328,932
3.20%, 03/11/16Δ	275,000	286,991
4.50%, 10/01/20Δ	725,000	786,729
HSBC Holdings PLC
6.80%, 06/01/38	250,000	250,736
Lloyds TSB Bank PLC
2.60%, 01/24/14†Δ	3,400,000	3,311,848
6.50%, 09/14/20 144A	150,000	127,671
6.38%, 01/21/21	550,000	543,197
12.00%, 12/29/49 144A†	3,200,000	3,135,529
Royal Bank of Scotland PLC
1.50%, 03/30/12 144A	2,400,000	2,412,727
4.88%, 08/25/14 144A	425,000	428,188
3.95%, 09/21/15	800,000	753,044
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	530,000	507,439
7.64%, 03/29/49	200,000	97,000

See Notes to Schedule of Investments.	37

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
WPP Finance UK
8.00%, 09/15/14	$226,000	$255,953

		20,972,929

Virgin Islands (British) — 0.5%
Gerdau Trade, Inc.
5.75%, 01/30/21 144A	4,000,000	3,830,000

Total Foreign Bonds (Cost $179,096,454)		173,180,611

MORTGAGE-BACKED SECURITIES — 50.0%
ABN Amro Mortgage Corporation
(18.02)%, 06/25/33 IOΩ†@	21,967	1,257
American Home Mortgage Assets
1.16%, 11/25/46†	1,314,323	566,786
Arkle Master Issuer PLC
1.69%, 05/17/60 144A†	1,100,000	1,096,817
Arran Residential Mortgages Funding PLC
2.74%, 11/19/47 144A(E)†	465,681	623,299
Banc of America Commercial Mortgage, Inc.
5.92%, 05/10/45†	420,000	460,272
Banc of America Large Loan, Inc.
5.67%, 02/17/51 144A†	100,000	109,223
Bank of America Mortgage Securities, Inc.
2.75%, 07/25/34†	291,430	258,540
Bear Stearns Adjustable Rate Mortgage Trust
5.68%, 02/25/33†	68,004	64,316
5.30%, 05/25/34†	385,106	343,654
2.71%, 03/25/35†	1,186,138	1,100,462
Bear Stearns Alt-A Trust
0.88%, 04/25/34†	91,928	75,813
2.60%, 05/25/35†	528,068	411,068
2.77%, 09/25/35†	789,980	533,079
Bear Stearns Structured Products, Inc.
2.57%, 01/26/36†	1,328,412	790,469
Chase Mortgage Finance Corporation
2.77%, 02/25/37†	230,990	211,156
Commercial Mortgage Pass-Through Certificates
5.94%, 06/10/46†	1,250,000	1,363,414
Countrywide Alternative Loan Trust
5.50%, 10/25/33	132,155	138,427
0.59%, 09/25/35†	1,085,588	646,996
1.74%, 09/25/35†	264,778	161,316
0.57%, 10/25/35†	1,255,323	679,833
0.54%, 11/20/35†	1,875,699	1,057,733
0.55%, 11/20/35†	993,130	530,855
0.51%, 01/25/36†	607,209	382,741
0.51%, 02/25/36†	1,449,753	780,274
6.00%, 08/25/37	1,159,075	884,076
0.43%, 09/25/46†	1,357,751	682,775
Countrywide Home Loan Mortgage Pass-Through Trust
2.97%, 02/19/34†	1,142,446	1,010,480
2.85%, 11/20/34†	237,150	187,053
0.66%, 11/25/34 144A†	22,772	18,752
0.60%, 03/25/35 144A†	91,076	73,908
0.48%, 03/25/36†	415,061	242,328
Credit Suisse Mortgage Capital Certificates
5.38%, 02/15/40	1,730,000	1,827,055
CS First Boston Mortgage Securities Corporation
(100.00)%, 07/25/33 IOΩ†@	146,764	—
15.23%, 07/25/33 IOΩ@	54,720	3,378
(100.00)%, 08/25/33 IOΩ†@	193,360	3
DBUBS Mortgage Trust
7.66%, 08/10/44 144AΩ†	1,319,021	79,533
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	6,347	6,766
7.00%, 04/01/15	8,469	9,028
7.00%, 12/01/15	14,153	14,866
8.50%, 06/01/16	9,239	10,321
8.50%, 06/01/18	4,035	4,508
4.50%, 09/01/18	15,355	16,409
8.00%, 08/01/24	2,235	2,636
7.50%, 11/01/29	9,673	11,263
7.50%, 12/01/29	16,731	19,481
7.50%, 02/01/31	28,527	33,278
2.41%, 07/01/31†	27,633	28,723
2.36%, 08/01/31†	3,538	3,702
7.50%, 11/01/31	9,909	11,568
2.73%, 04/01/32†	3,790	4,004
2.59%, 03/01/34†	5,661	5,949
5.00%, 12/01/34	67,320	72,570
5.50%, 05/01/35	1,058,201	1,152,513
5.00%, 11/01/35	970,850	1,045,949
5.50%, 11/01/35	274,603	299,119
5.00%, 12/01/35	69,734	76,120
5.50%, 01/01/36	171,123	187,702
6.00%, 02/01/36	1,099,942	1,213,099
6.02%, 01/01/37†	744,205	794,976
5.65%, 04/01/37†	1,177,357	1,244,988
6.00%, 04/01/37	8,026	9,004
5.50%, 07/01/37	298,548	327,535
6.00%, 07/01/37	2,207	2,475
5.56%, 09/01/37†	473,473	504,223
6.00%, 09/01/37	97,555	109,436
5.50%, 02/01/38	156,662	170,037
5.50%, 04/01/38	110,582	120,023
6.00%, 07/01/38	37,106	41,625
5.50%, 12/01/38	516,182	559,363
6.00%, 12/01/38	100,680	112,940
6.00%, 01/01/39	52,087	58,430
5.50%, 02/01/39	115,379	125,031
4.50%, 09/01/39	861,020	927,596
6.50%, 09/01/39	292,977	328,452
4.50%, 10/01/39 TBA	26,500,000	28,027,889
5.50%, 01/01/40	738,645	801,706
4.00%, 09/01/40	31,021	32,675
4.00%, 10/14/40 TBA	100,000	104,656
4.00%, 11/01/40	35,215	37,093
4.00%, 12/01/40	616,973	649,878
3.50%, 10/01/41 TBA	1,400,000	1,437,188
4.00%, 11/01/41 TBA	9,000,000	9,389,531
Federal Home Loan Mortgage Corporation REMIC
2.35%, 04/15/22 POΩ†	14,749	13,906

38	See Notes to Schedule of Investments.

	Par	Value
0.73%, 06/15/37†	$1,229,423	$1,231,383
4.00%, 12/15/38	400,000	423,344
4.00%, 01/15/39	100,000	107,688
5.50%, 06/15/41	600,000	693,278
Federal Housing Administration
8.70%, 10/01/18@	113,656	119,287
Federal National Mortgage Association
3.00%, 10/18/11 TBA	4,000,000	4,120,625
8.00%, 06/01/15	20,118	21,465
8.00%, 07/01/15	9,815	9,963
8.00%, 09/01/15	19,504	20,907
3.07%, 12/01/17	988,198	1,027,094
5.00%, 12/01/17	42,996	46,332
2.80%, 03/01/18	594,352	610,928
3.74%, 05/01/18	1,394,149	1,492,203
3.84%, 05/01/18	420,000	451,386
4.51%, 06/01/19	1,000,000	1,108,721
3.42%, 10/01/20	297,787	310,510
3.38%, 11/01/20	396,967	412,834
3.63%, 12/01/20	198,572	209,619
3.76%, 12/01/20	1,289,639	1,372,664
9.50%, 05/01/22	2,309	2,598
2.61%, 07/01/22†	8,913	8,954
5.50%, 09/01/23	325,313	355,249
5.50%, 10/01/23	54,754	60,098
9.50%, 07/01/24	4,544	5,081
4.50%, 10/01/24 TBA	16,000,000	17,022,499
5.50%, 05/01/25	1,942,545	2,109,064
3.50%, 10/01/25 TBA	13,000,000	13,572,812
3.50%, 10/01/26 TBA	5,800,000	6,055,562
4.00%, 10/18/26 TBA	30,000,000	31,612,500
3.00%, 11/01/26 TBA	16,000,000	16,419,999
2.59%, 07/01/27†	23,503	23,851
2.37%, 08/01/27†	57,168	60,114
2.59%, 11/01/27†	39,875	40,466
5.50%, 04/01/29	202	221
3.01%, 02/01/30†	150,886	159,712
2.51%, 06/01/30†	19,909	20,112
8.00%, 10/01/30	39,013	44,236
2.76%, 12/01/30†	7,181	7,584
2.59%, 01/01/31†	7,883	8,088
2.45%, 05/01/31†	16,931	17,042
6.00%, 11/01/31	12,306	13,668
6.00%, 01/01/32	70,553	78,362
6.00%, 03/01/32	64,503	71,642
6.00%, 04/01/32	462,854	514,086
2.59%, 06/01/32†	9,334	9,483
2.61%, 08/01/32†	27,605	28,542
2.38%, 02/01/33†	3,097	3,115
2.61%, 05/01/33†	65,672	68,287
6.00%, 05/01/33	5,201	5,777
5.00%, 08/01/33	20,146	21,773
5.50%, 09/01/33	5,959	6,513
6.00%, 12/01/33	2,976	3,304
5.50%, 02/01/34	7,876	8,670
5.50%, 04/01/34	1,267	1,402
5.50%, 08/01/34	11,522	12,748
5.50%, 10/01/34	656	726
6.00%, 10/01/34	69,595	77,192
2.14%, 12/01/34†	440,895	458,738
5.50%, 12/01/34	74,771	82,312
6.00%, 12/01/34	1,066	1,181
6.00%, 01/01/35	731,443	809,109
6.00%, 05/01/35	2,304,909	2,544,188
5.50%, 07/01/35	552	611
6.00%, 07/01/35	451,265	498,112
5.50%, 08/01/35	1,247	1,380
6.00%, 08/01/35	437	482
5.50%, 09/01/35	318,813	348,391
6.00%, 10/01/35	122,399	135,485
2.20%, 11/01/35†	176,948	183,502
2.24%, 11/01/35†	303,544	314,345
2.26%, 11/01/35†	346,084	358,931
2.59%, 11/01/35†	20,103	20,643
6.00%, 11/01/35	1,125,504	1,247,620
5.50%, 12/01/35	5,756	6,369
6.00%, 12/01/35	24,972	27,783
6.00%, 02/01/36	15,909	17,700
6.00%, 03/01/36	21,875	24,337
5.50%, 04/01/36	300,758	322,629
6.00%, 04/01/36	22,737	25,297
4.00%, 05/01/36†	262,519	279,059
6.00%, 10/01/36	2,815	3,101
6.50%, 10/01/36	189,658	211,044
5.50%, 11/01/36	815,860	889,083
6.00%, 11/01/36	77,719	85,592
6.50%, 11/01/36	97,759	109,271
6.00%, 12/01/36	292	322
6.00%, 01/01/37	77,937	85,822
5.50%, 02/01/37†	993,758	1,056,134
5.50%, 02/01/37	1,024	1,127
5.50%, 03/01/37	41,653	45,476
5.50%, 04/01/37	1,607	1,769
6.00%, 04/01/37	11,682	12,840
5.50%, 05/01/37	1,848	2,034
6.00%, 05/01/37	41,461	45,571
5.50%, 06/01/37	735	809
6.00%, 06/01/37	1,035	1,151
6.00%, 07/01/37	4,603,291	5,121,352
6.00%, 10/01/37 TBA	6,500,000	7,129,688
6.50%, 10/01/37	300,208	333,794
6.00%, 11/01/37	5,516	6,063
2.59%, 12/01/37†	106,355	106,935
6.00%, 12/01/37	1,310	1,440
2.59%, 01/01/38†	49,298	51,332
6.00%, 01/01/38	8,041	8,838
5.50%, 02/01/38	819	902
6.00%, 02/01/38	31,915	35,075
4.50%, 03/01/38	46,066	48,961
5.50%, 03/01/38	2,430	2,675
6.00%, 03/01/38	5,847	6,438
4.50%, 04/01/38	1,443,562	1,534,311
6.00%, 04/01/38	1,534	1,695
5.50%, 05/01/38	578	637
6.00%, 05/01/38	32,866	36,201
5.50%, 06/01/38	1,031,965	1,121,561
5.50%, 07/01/38	336,833	370,800
5.50%, 08/01/38	471,453	518,996
5.50%, 09/01/38	1,624	1,788
5.00%, 10/01/38 TBA	300,000	322,688
4.50%, 10/14/38 TBA	900,000	954,703
6.00%, 11/01/38	404,056	444,108
5.50%, 12/01/38	541,777	592,188
4.50%, 08/01/39	222,188	240,113
5.50%, 08/01/39	162,139	176,311
4.50%, 09/01/39	178,644	193,057

See Notes to Schedule of Investments.	39

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.50%, 10/01/39	$87,345	$94,392
4.50%, 12/01/39	169,775	183,472
6.00%, 12/01/39	3,247,398	3,569,296
5.50%, 05/01/40	4,182,846	4,540,185
1.65%, 06/01/40†	82,800	84,497
3.50%, 09/01/40	926,409	952,696
1.65%, 10/01/40†	254,006	259,243
3.50%, 10/01/40 TBA	1,000,000	1,027,344
3.50%, 10/13/40 TBA	31,000,000	31,847,662
4.00%, 10/13/40 TBA	20,000,000	20,962,500
4.00%, 10/14/40 TBA	31,400,000	32,911,125
2.59%, 11/01/40†	45,583	47,650
4.00%, 11/10/40 TBA	3,000,000	3,135,000
4.50%, 11/10/40 TBA	14,000,000	14,813,749
3.50%, 01/01/41	984,443	1,012,377
3.50%, 02/01/41	1,997,810	2,054,497
4.00%, 04/01/41	4,909,636	5,152,509
6.50%, 09/30/41	200,000	220,250
6.50%, 10/01/41	1,400,000	1,541,750
3.55%, 11/01/41	1,200,000	1,233,815
Federal National Mortgage Association REMIC
15.98%, 08/25/21 IOΩ	138	2,899
13.75%, 10/25/21 IOΩ	198	3,934
0.83%, 05/25/30†	776,387	777,930
0.68%, 10/18/30†	36,350	36,631
0.01%, 07/25/33 IOΩ†@	163,620	585
0.00%, 04/25/34 IOΩ†@	287,267	4,283
0.10%, 06/25/34 IOΩ†@	393,718	2,426
11.41%, 10/25/40 IOΩ†	707,194	99,814
5.50%, 07/25/41	811,050	957,917
7.54%, 07/25/41 IOΩ†	931,911	131,220
0.78%, 09/25/41†	7,073,390	7,071,136
6.34%, 10/25/41 IO†	1,900,000	351,804
Federal National Mortgage Association
4.50%, 10/01/39 TBA	11,750,000	12,464,179
FFCA Secured Lending Corporation
1.10%, 09/18/27 144AΩ†@	756,281	32,703
FHLMC Multifamily Structured Pass Through Certificates
8.13%, 02/25/18 IOΩ†	5,529,140	431,273
2.70%, 05/25/18	800,000	804,201
8.00%, 08/25/18 IOΩ†	1,976,000	215,199
6.13%, 01/25/20 IOΩ†	3,902,629	250,859
13.67%, 04/25/20 IOΩ†	1,116,660	84,361
8.00%, 06/25/20 IOΩ†	1,180,416	119,903
10.61%, 08/25/20 IOΩ†	1,300,052	120,652
8.00%, 04/25/21 IOΩ†	868,719	74,707
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51 STEP	3,500,000	4,023,276
FHLMC Structured Pass-Through Securities
1.66%, 07/25/44†	1,753,043	1,782,078
First Horizon Alternative Mortgage Securities
2.32%, 06/25/34†	832,923	696,294
GMAC Commercial Mortgage Securities, Inc.
6.28%, 11/15/39	46,254	46,179
GMAC Mortgage Corporation Loan Trust
3.11%, 06/25/34†	314,363	298,670
Government National Mortgage Association
3.95%, 07/15/25	190,254	207,637
7.00%, 10/15/25	54,318	62,830
7.00%, 01/15/26	12,612	14,625
7.00%, 07/15/27	106,651	123,408
7.00%, 12/15/27	1,430	1,661
7.00%, 01/15/28	29,462	34,310
7.00%, 03/15/28	134,361	155,778
7.00%, 07/15/28	18,858	21,961
7.50%, 07/15/28	14,202	16,634
6.50%, 08/15/28	11,756	13,595
7.00%, 08/15/28	30,084	35,034
7.50%, 08/15/28	11,647	13,642
6.50%, 09/15/28	47,498	54,928
7.00%, 10/15/28	42,291	49,250
7.50%, 03/15/29	36,515	42,609
7.50%, 11/15/29	22,967	24,523
2.13%, 11/20/29†	60,817	63,035
8.50%, 08/15/30	2,290	2,785
8.50%, 11/20/30	17,760	21,516
6.50%, 08/15/31	106,684	121,239
7.50%, 08/15/31	19,542	23,028
6.50%, 10/15/31	182,841	208,636
6.00%, 11/15/31	520,679	581,143
6.50%, 11/15/31	218,976	248,852
6.00%, 12/15/31	120,601	134,606
6.00%, 01/15/32	176,569	197,901
6.00%, 02/15/32	275,528	307,524
6.50%, 02/15/32	321,625	369,966
6.00%, 04/15/32	147,060	164,827
7.50%, 04/15/32	81,315	96,122
6.50%, 06/15/32	168,828	191,862
6.50%, 07/15/32	3,813	4,333
6.50%, 08/15/32	347,141	394,502
6.50%, 09/15/32	338,331	384,490
6.00%, 10/15/32	278,938	311,330
6.00%, 11/15/32	260,406	290,929
6.00%, 12/15/32	109,389	122,092
6.50%, 12/15/32	24,145	27,439
14.80%, 12/20/32 IOΩ†	288,025	39,977
6.00%, 01/15/33	125,178	139,715
6.00%, 02/15/33	101,328	113,094
6.50%, 03/15/33	45,246	51,420
6.50%, 04/15/33	769,367	874,334
6.00%, 05/15/33	523,740	584,560
6.00%, 06/15/33	68,814	76,805
6.00%, 10/15/33	405,149	452,197
6.50%, 10/15/33	193,058	219,397
6.00%, 12/15/33	395,426	441,345
11.03%, 07/20/34 IOΩ†	238,050	37,478
6.50%, 08/15/34	657,098	760,426
8.87%, 02/20/35 IOΩ†	265,055	47,748
9.47%, 02/20/35 IOΩ†	208,530	37,162
12.05%, 07/20/35 IOΩ†	494,002	75,040
18.15%, 08/20/35 IOΩ†	599,949	101,149
17.25%, 11/16/35 IOΩ†	606,708	89,796
1.00%, 02/16/36 IOΩ†	1,241,943	205,051
4.95%, 08/16/36 IOΩ†	643,452	142,628
1.00%, 12/16/36 IOΩ†	387,705	79,388
0.53%, 03/20/37†	2,173,623	2,165,128
16.08%, 05/16/37 IOΩ†	584,626	69,587
0.53%, 05/20/37†	928,957	925,394

40	See Notes to Schedule of Investments.

	Par	Value
13.75%, 05/20/37 IOΩ†	$881,579	$126,908
16.66%, 11/16/37 IOΩ†	402,907	54,275
1.00%, 02/20/38 IOΩ†	280,144	46,147
5.50%, 10/01/38 TBA	800,000	885,500
6.00%, 10/01/38 TBA	200,000	222,781
1.04%, 10/20/38 IOΩ†	478,626	76,108
6.09%, 11/20/38 IOΩ†	558,781	83,563
5.50%, 01/15/39	140,908	155,796
6.47%, 03/20/39 IOΩ†	257,720	38,970
17.83%, 04/16/39 IOΩ†	169,510	21,850
18.84%, 04/16/39 IOΩ†	263,160	30,628
1.00%, 06/20/39 IOΩ†	571,116	108,683
19.96%, 08/20/39 IOΩ†	826,058	110,919
5.00%, 10/01/39 TBA	200,000	219,656
3.75%, 10/20/39 IOΩ†	1,319,156	214,966
8.31%, 01/20/40 IOΩ†	311,888	50,522
7.65%, 02/16/40 IOΩ†	295,495	53,304
4.50%, 03/15/40	660,547	718,775
2.95%, 06/20/40 IOΩ†	917,788	162,671
7.64%, 07/16/40 IOΩ†	792,995	139,221
5.00%, 07/20/40	89,206	98,111
1.71%, 08/20/40 IOΩ†	186,094	37,816
5.00%, 08/20/40	1,261,376	1,387,302
5.00%, 09/20/40	350,857	385,884
6.00%, 10/20/40	191,840	214,709
4.00%, 10/21/40 TBA	3,700,000	3,956,688
4.50%, 10/21/40 TBA	6,400,000	6,952,250
0.10%, 11/20/40 IOΩ†	375,127	83,097
6.38%, 11/20/40 IOΩ†	524,034	85,946
3.50%, 01/15/41	480,808	503,507
6.00%, 01/20/41	186,056	208,236
4.45%, 03/16/41 IOΩ†	189,203	31,607
2.54%, 06/20/41 IOΩ†	585,698	93,554
0.60%, 12/20/60†	530,053	523,634
0.68%, 03/20/61†	595,390	590,913
0.70%, 03/20/61†	392,766	389,851
Granite Mortgages PLC
1.99%, 01/20/44(E)†	292,907	374,272
1.24%, 06/20/44†	55,280	81,570
Greenpoint Mortgage Funding Trust
0.42%, 01/25/37†	1,153,605	617,547
GS Mortgage Securities Corporation II
4.68%, 07/10/39	687,604	702,107
GS Mortgage Securities Trust
1.95%, 08/12/44	1,310,000	157,200
GSMPS Mortgage Loan Trust
0.47%, 02/25/35 144A†	175,051	148,536
0.59%, 09/25/35 144A†	1,844,644	1,485,850
GSR Mortgage Loan Trust
2.74%, 09/25/35†	695,319	637,860
Impac CMB Trust
0.96%, 10/25/34†@	100,753	59,214
0.50%, 11/25/35†	992,492	509,087
Indymac ARM Trust
1.75%, 01/25/32†	14,856	11,753
Indymac INDA Mortgage Loan Trust
5.77%, 11/25/37†	476,200	360,551
Indymac Index Mortgage Loan Trust
0.54%, 07/25/35†	1,816,724	1,106,358
0.46%, 04/25/46†	763,604	375,328
0.43%, 09/25/46†	1,302,158	721,584
JP Morgan Alternative Loan Trust
0.50%, 01/25/36†	574,869	386,889
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	700,000	755,191
5.34%, 05/15/47	155,000	160,055
JP Morgan Mortgage Trust
5.02%, 02/25/35†	480,188	456,255
2.80%, 07/25/35†	372,862	299,594
2.81%, 07/25/35†	407,892	364,020
2.91%, 07/25/35†	392,764	355,314
JPMorgan Chase Commercial Mortgage Securities Corporation
4.17%, 08/15/46	110,000	113,347
LB-UBS Commercial Mortgage Trust
4.66%, 07/15/30	398,246	407,348
4.95%, 09/15/30	400,000	432,222
8.00%, 06/15/36 144AΩ†@	722,687	298
5.37%, 09/15/39	1,650,000	1,784,237
5.42%, 02/15/40	29,000	30,607
5.87%, 09/15/45†	800,000	858,090
Luminent Mortgage Trust
0.41%, 12/25/36†	3,066,537	1,691,698
0.44%, 02/25/46†	902,015	454,276
MASTR Adjustable Rate Mortgages Trust
2.56%, 05/25/34†	273,074	203,707
2.60%, 11/25/35 144A†	1,039,004	534,208
0.44%, 05/25/47†	2,835,565	1,381,368
MASTR Reperforming Loan Trust
7.00%, 08/25/34 144A	661,226	677,512
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.17%, 08/12/49†	150,000	157,636
MLCC Mortgage Investors, Inc.
0.82%, 11/25/29†	386,205	356,985
Nomura Asset Acceptance Corporation
6.50%, 03/25/34 144A	111,313	112,852
6.50%, 10/25/34 144A†	115,175	115,986
Permanent Master Issuer PLC
1.65%, 07/15/42 144A†	1,000,000	994,360
2.91%, 07/15/42 144A(E)†	1,100,000	1,470,541
Prime Mortgage Trust
5.50%, 05/25/35 144A	5,163,877	4,586,358
6.00%, 05/25/35 144A	3,487,451	3,130,288
Sequoia Mortgage Trust
0.75%, 07/20/33†	226,498	181,764
Silverstone Master Issuer PLC
1.65%, 01/21/55 144A†	1,200,000	1,197,073
Structured Adjustable Rate Mortgage Loan Trust
0.58%, 08/25/35†	448,875	340,395
Structured Asset Mortgage Investments, Inc.
0.48%, 07/19/35†	203,916	135,232

See Notes to Schedule of Investments.	41

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Structured Asset Securities Corporation
0.59%, 06/25/35 144A†	$229,860	$181,491
Wachovia Bank Commercial Mortgage Trust
5.38%, 10/15/44†	1,000,000	1,087,336
5.31%, 11/15/48	105,000	111,827
Washington Mutual Mortgage Pass-Through Certificates
2.57%, 02/25/33†	16,243	13,353
2.67%, 12/25/36†	602,543	382,398
5.32%, 02/25/37†	915,723	579,959
5.59%, 02/25/37†	604,860	420,679
1.64%, 06/25/42†	35,091	26,708
0.53%, 07/25/45†	365,519	284,897
0.56%, 07/25/45†	669,636	520,423
0.53%, 10/25/45†	1,341,646	1,030,227
1.00%, 04/25/47†	1,387,484	922,952
Wells Fargo Alternative Loan Trust
6.02%, 12/28/37†	1,703,762	1,070,133
Wells Fargo Mortgage-Backed Securities Trust
2.77%, 10/25/35†	508,996	508,997
WF-RBS Commercial Mortgage Trust
1.37%, 02/15/44 144AΩ†	1,589,609	90,659
4.38%, 03/15/44 144A	150,000	151,545
4.90%, 06/15/44 144A†	220,000	232,668

Total Mortgage-Backed Securities (Cost $434,215,919)		427,054,380

MUNICIPAL BONDS — 2.6%
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	282,110
Birmingham Commercial Development Authority, Civic Center Improvements Project, Revenue Bond, Series A
5.50%, 04/01/41	30,000	32,175
Chicago O’Hare International Airport, Revenue Bond, Series A
5.63%, 01/01/35	40,000	44,099
Chicago O’Hare International Airport, Revenue Bond, Series C
5.50%, 01/01/31	80,000	87,506
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	1,800,000	2,161,440
Clark County Nevada, Las-Vegas-McCarran International Airport, Revenue Bond, Series A (AGM Insured)
5.25%, 07/01/39	50,000	51,719
Illinois Finance Authority, Revenue Bond, Series B
5.75%, 07/01/33	1,800,000	2,011,374
Los Angeles Department of Airports, Revenue Bond, Series A
5.00%, 05/15/35	70,000	74,372
5.25%, 05/15/39	50,000	54,098
Los Angeles Department of Water & Power, Build America, Revenue Bonds
6.57%, 07/01/45	200,000	259,800
Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Revenue Bond, Series A-3
5.00%, 07/01/39	50,000	51,880
Municipal Electric Authority of Georgia, Revenue Bond, Series B
6.64%, 04/01/57	230,000	245,990
6.66%, 04/01/57	130,000	137,441
New York Liberty Development Corporation, Goldman Sachs Headquarters, Revenue Bond, Series 2005
5.25%, 10/01/35	100,000	101,922
Pennsylvania Higher Education Assistance Agency, Student Loan, Revenue Bond, Sub-Series HH-10
0.77%, 05/01/46†	2,250,000	2,109,375
San Mateo County Community College District, Election 2005, General Obligation Bond, Series B
5.00%, 09/01/38	20,000	20,765
Santa Clara Valley Transportation Authority, Revenue Bond
5.88%, 04/01/32	310,000	370,940
South Carolina Transportation Infrastructure Bank, Revenue Bond, Series A (AMBAC Insured)
5.00%, 10/01/23	2,700,000	2,703,942
State of California, General Obligation Bond
7.50%, 04/01/34	525,000	632,583
7.95%, 03/01/36	165,000	187,384
7.55%, 04/01/39	125,000	153,282
7.30%, 10/01/39	360,000	428,443
State of Illinois, General Obligation Bond
3.32%, 01/01/13	6,500,000	6,620,445
4.42%, 01/01/15	1,400,000	1,460,466
5.67%, 03/01/18	300,000	323,226
5.88%, 03/01/19	310,000	331,182
7.35%, 07/01/35	400,000	450,524
Virginia State Housing Development Authority, Commonwealth Mortgage, Revenue Bond, Series H, Sub-Series H-1 (NATL-RE Insured)
5.38%, 07/01/36	1,000,000	1,000,000

Total Municipal Bonds (Cost $20,955,056)		22,388,483

42	See Notes to Schedule of Investments.

	Notional Amount	Value
PURCHASED OPTIONS — 0.0%
Put Options — 0.0%
30-Year Federal Home Loan Mortgage Corporation, Strike Price $82.00, Expires 12/05/11 (CS)	$26,500,000	$—
30-Year Federal National Mortgage Association, Strike Price $82.00, Expires 12/05/11 (CS)	16,000,000	—

Total Purchased Options (Cost $4,980)		—

	Par
U.S. TREASURY OBLIGATIONS — 12.1%
U.S. Treasury Bills
0.04%, 03/01/12	$400,000	399,929
0.41%, 03/15/12Δ	1,600,000	1,599,655
0.04%, 03/29/12	6,600,000	6,598,284

		8,597,868

U.S. Treasury Bonds
7.50%, 11/15/24Δ	800,000	1,272,375
6.63%, 02/15/27Δ	100,000	152,828
6.13%, 11/15/27	200,000	294,656
4.38%, 02/15/38Δ	400,000	511,062
4.38%, 11/15/39Δ	7,940,000	10,209,101
4.38%, 05/15/40Δ	1,490,000	1,918,146
3.88%, 08/15/40Δ	2,400,000	2,851,875
4.25%, 11/15/40	200,000	252,938
4.75%, 02/15/41‡‡	3,200,000	4,373,002
4.38%, 05/15/41Δ	6,650,000	8,592,039
3.75%, 08/15/41Δ	3,040,000	3,539,703

		33,967,725

U.S. Treasury Inflationary Index Bonds
1.13%, 01/15/21	8,000,000	9,024,214
0.63%, 07/15/21	400,000	418,736
2.38%, 01/15/25‡‡	1,140,000	1,689,410
2.38%, 01/15/27‡‡	1,480,000	2,075,183
1.75%, 01/15/28‡‡	3,000	3,752
3.88%, 04/15/29Δ‡‡	808,000	1,672,778
2.13%, 02/15/41	2,150,000	2,837,286

		17,721,359

U.S. Treasury Notes
1.38%, 02/15/13Δ	70,000	71,096
0.50%, 05/31/13	40,000	40,175
0.38%, 07/31/13‡‡	9,300,000	9,321,436
0.13%, 08/31/13Δ	140,000	139,677
1.88%, 02/28/14Δ	370,000	383,355
1.50%, 06/30/16	410,000	421,372
1.00%, 08/31/16	3,870,000	3,880,279
1.00%, 09/30/16	360,000	360,577
2.88%, 03/31/18	1,000,000	1,097,813
2.25%, 07/31/18	4,100,000	4,327,423
2.63%, 08/15/20	5,500,000	5,891,446
3.13%, 05/15/21	12,860,000	14,275,590
2.13%, 08/15/21Δ	3,180,000	3,236,658

		43,446,897

Total U.S. Treasury Obligations (Cost $94,181,604)		103,733,849

	Shares
COMMON STOCK — 0.0%
Consumer Discretionary — 0.0%
General Motors Co.* (Cost $592)	20	404

PREFERRED STOCKS — 0.3%
Federal National Mortgage Association	1,900	5,187
Wells Fargo & Co.Δ	2,400	2,479,344

Total Preferred Stocks (Cost $1,521,713)		2,484,531

	Par
REPURCHASE AGREEMENTS — 8.1%
Barclays Capital 0.10%
(dated 09/30/11, due 10/04/11, repurchase price $34,900,387, collateralized by Government National Mortgage Association Bond, 4.500%, due 04/20/41, total market value $35,927,054)	34,900,000	34,900,000
Morgan Stanley & Co., Inc. 0.09%
(dated 09/30/11, due 10/03/11, repurchase price $34,100,256, collateralized by Federal Home Loan Mortgage Corporation Note, 6.000%, due 04/26/37, total market value $34,211,140)	34,100,000	34,100,000

Total Repurchase Agreements (Cost $69,000,000)		69,000,000

	Shares
RIGHTS/WARRANTS — 0.0%
General Motors Co. (Cost $656)	36	352

MONEY MARKET FUNDS — 21.8%
GuideStone Money Market Fund (GS4 Class)¥	92,563,600	92,563,600
Northern Institutional Liquid Assets Portfolio§	93,570,295	93,570,295

Total Money Market Funds (Cost $186,133,895)		186,133,895

TOTAL INVESTMENTS — 145.2% (Cost $1,245,763,694)		1,241,209,141

See Notes to Schedule of Investments.	43

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Notional Amount	Value
WRITTEN OPTIONS — 0.0%
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $1.80, Expires 12/21/11 (BNP)	$(12,000,000)	$(61,694)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (BAR)	(300,000)	—
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (CS)	(100,000)	—
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (DEUT)	(500,000)	(1)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (MSCS)	(5,600,000)	(6)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (CITI)	(900,000)	(617)
3-Month LIBOR, Strike Price $2.25, Expires 09/24/12 (UBS)	(400,000)	(274)
3-Month LIBOR, Strike Price $2.75, Expires 06/18/12 (DEUT)	(3,900,000)	(2,312)
3-Month LIBOR, Strike Price $2.75, Expires 06/18/12 (RBS)	(3,700,000)	(2,194)
3-Month LIBOR, Strike Price $3.00, Expires 06/18/12 (BAR)	(800,000)	(373)
3-Month LIBOR, Strike Price $3.00, Expires 06/18/12 (DEUT)	(700,000)	(327)

		(67,798)

Total Written Options (Premiums received $(192,861))		(67,798)

	Par
TBA SALE COMMITMENTS — (0.3)%
Federal Home Loan Mortgage Corporation
5.50%, 10/01/38 TBA	$(1,000,000)	(1,081,406)
Federal National Mortgage Association
5.50%, 10/01/37 TBA	(1,000,000)	(1,085,156)

Total TBA Sale Commitments (Cost $(2,181,094))		(2,166,562)

Liabilities in Excess of Other Assets — (44.9)%		(384,039,688)

NET ASSETS — 100.0%		$854,935,093

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

	%
Mortgage-Backed Securities	50.0
Money Market Funds	21.8
Corporate Bonds	21.5
Foreign Bonds	20.3
U.S. Treasury Obligations	12.1
Repurchase Agreements	8.1
Futures Contracts	5.5
Asset-Backed Securities	4.6
Agency Obligations	3.9
Municipal Bonds	2.6
Preferred Stocks	0.3
Common Stock	—	**
Purchased Options	—	**
Rights/Warrants	—	**
Swap Agreements	—	**
Written Options	—	**
TBA Sale Commitments	(0.3)
Forward Foreign Currency Contracts	(4.9)

	145.5

**	Rounds to less than 0.005%.

44	See Notes to Schedule of Investments.

Swap agreements outstanding at September 30, 2011:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Target Corporation, 5.88% due 03/01/12	(0.11)%	06/20/12	MSCS	USD	$1,200,000	$396	$—	$396
CitiFinancial, 6.63% due 06/01/15	(0.15)%	06/20/15	BAR	USD	300,000	29,253	—	29,253
Nabors Industries, 5.375% due 05/15/12	(1.00)%	03/20/19	BNP	USD	3,900,000	419,075	10,021	409,054

					$5,400,000	$448,724	$10,021	$438,703

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
General Electric Capital Corporation, 5.625% due 09/15/17	2.58%	1.00%	09/20/13	UBS	USD	$900,000	$(28,929)	$(25,841)	$(3,088)
Federated Republic of Brazil, 12.25% due 03/06/30	2.07%	(1.04)%	05/20/17	DEUT	USD	1,000,000	(45,656)	—	(45,656)
GMAC LLC, 6.88% due 08/28/12	8.81%	(3.53)%	09/20/17	DEUT	USD	4,100,000	(764,527)	—	(764,527)

						$6,000,000	$(839,112)	$(25,841)	$(813,271)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX HY-8 Index	(1.60)%	06/20/12	MLCS	USD	$1,200,000	$(12,226)	$—	$(12,226)
Dow Jones CDX IG16 Index	(1.00)%	06/20/14	BOA	USD	5,200,000	10,259	(56,080)	66,339
Dow Jones CDX IG16 Index	(1.00)%	06/20/14	JPM	USD	5,600,000	7,663	(62,715)	70,378
Dow Jones CDX IG16 Index	(1.00)%	06/20/14	DEUT	USD	4,100,000	5,611	(47,477)	53,088
Dow Jones CDX IG16 Index	(1.00)%	06/20/14	JPM	USD	5,300,000	7,253	(63,515)	70,768
Dow Jones CDX IG14 Index	(1.00)%	06/20/15	UBS	USD	3,900,000	24,124	4,218	19,906
Dow Jones CDX HY15 Index	(5.00)%	12/20/15	CITI	USD	2,200,000	143,094	(67,592)	210,686
Dow Jones CDX IG16 Index	(1.00)%	12/20/15	MSCS	USD	1,200,000	12,209	8,244	3,965
Dow Jones CDX IG16 Index	(1.00)%	06/20/16	BNP	USD	4,000,000	61,561	64,995	(3,434)
Dow Jones CDX IG9 Index	(0.08)%	12/20/17	BAR	USD	7,163,200	356,867	318,655	38,212
Dow Jones CDX IG10 Index	(1.50)%	06/20/18	CS	USD	7,356,800	69,144	66,210	2,934
Dow Jones CDX HY16 Index	(1.00)%	06/20/21	DEUT	USD	2,500,000	(183,607)	(73,606)	(110,001)
Dow Jones CDX HY16 Index	(1.00)%	06/20/21	DEUT	USD	2,500,000	(183,607)	(70,951)	(112,656)
Dow Jones CDX HY16 Index	(1.00)%	06/20/21	DEUT	USD	2,500,000	(183,606)	(67,018)	(116,588)

					$54,720,000	$134,739	$(46,632)	$181,371

See Notes to Schedule of Investments.	45

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
Dow Jones CDX IG16 Index	0.97%	1.00%	06/20/16	BOA	USD	$5,200,000	$(83,190)	$11,165	$(94,355)
Dow Jones CDX IG16 Index	0.94%	1.00%	06/20/16	DEUT	USD	2,125,000	(32,711)	8,236	(40,947)
Dow Jones CDX IG16 Index	0.94%	1.00%	06/20/16	JPM	USD	4,825,000	(74,274)	19,129	(93,403)

						$12,150,000	$(190,175)	$38,530	$(228,705)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil CETIP Interbank Deposit	12.59%	01/02/13	MSCS	BRL	$3,000,000	$61,058	$(727)	$61,785
Brazil CETIP Interbank Deposit	11.91%	01/02/13	BAR	BRL	15,400,000	237,397	36,159	201,238
Brazil CETIP Interbank Deposit	12.51%	01/02/13	UBS	BRL	1,600,000	20,370	(1,084)	21,454
Brazil CETIP Interbank Deposit	12.48%	01/02/13	CS	BRL	20,500,000	392,316	(2,056)	394,372
MXN-TIIE Banxico	6.50%	03/05/13	MSCS	MXN	15,600,000	17,376	(611)	17,987
3-Month LIBOR	0.05%	09/30/13	DEUT	USD	9,200,000	(14,635)	(8,981)	(5,654)
Brazil CETIP Interbank Deposit	11.99%	01/02/14	BAR	BRL	1,700,000	30,648	320	30,328
Brazil CETIP Interbank Deposit	11.94%	01/02/14	HSBC	BRL	14,400,000	200,458	36,983	163,475
Brazil CETIP Interbank Deposit	12.12%	01/02/14	HSBC	BRL	15,600,000	317,111	20,367	296,744
Brazil CETIP Interbank Deposit	12.51%	01/02/14	BAR	BRL	6,100,000	100,342	5,663	94,679
Brazil CETIP Interbank Deposit	12.56%	01/02/14	HSBC	BRL	5,800,000	97,925	8,417	89,508
3-Month LIBOR	(2.50)%	12/21/16	DEUT	USD	2,700,000	(155,699)	(98,419)	(57,280)
3-Month LIBOR	(2.50)%	12/21/16	DEUT	USD	400,000	(22,921)	(20,188)	(2,733)
6-Month EURIBOR	2.00%	03/21/17	MSCS	EUR	5,600,000	(17,604)	(38,130)	20,526
6-Month EURIBOR	2.00%	03/21/17	BAR	EUR	5,600,000	(17,604)	(37,663)	20,059
6-Month BBR BBSW Index	5.50%	12/15/17	BAR	AUD	2,200,000	102,961	(9,395)	112,356
6-Month BBR BBSW Index	5.50%	12/15/17	DEUT	AUD	1,300,000	60,840	(4,960)	65,800
3-Month LIBOR	(3.75)%	12/21/18	JPM	USD	1,900,000	(190,158)	(161,961)	(28,197)
3-Month LIBOR	(3.25)%	12/21/18	JPM	USD	1,900,000	(189,907)	(159,492)	(30,415)

46	See Notes to Schedule of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	(3.25)%	12/21/18	DEUT	USD	$4,900,000	$(487,748)	$(446,198)	$(41,550)
3-Month LIBOR	2.56%	10/20/20	DEUT	USD	2,800,000	162,456	—	162,456
3-Month LIBOR	(3.50)%	12/21/21	BOA	USD	2,400,000	(302,816)	(152,597)	(150,219)
3-Month LIBOR	(3.50)%	12/21/21	DEUT	USD	900,000	(111,283)	(95,815)	(15,468)
3-Month LIBOR	(4.00)%	12/21/26	DEUT	USD	1,600,000	(303,592)	(49,916)	(253,676)
3-Month LIBOR	(3.25)%	05/15/37	JPM	USD	600,000	(62,912)	(24,303)	(38,609)

					$143,700,000	$(75,621)	$(1,204,587)	$1,128,966

Total Swap agreements outstanding at September 30, 2011						$(521,445)	$(1,228,509)	$707,064

Please see abbreviation and footnote definitions beginning on page 119.

See Notes to Schedule of Investments.	47

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$33,689,596	$—	$33,689,596	$—
Asset-Backed Securities	39,510,119	—	39,510,119	—
Common Stocks	404	404	—	—
Corporate Bonds	184,032,921	—	184,032,921	—
Foreign Bonds	173,180,611	—	173,180,597	14
Money Market Funds	186,133,895	186,133,895	—	—
Mortgage-Backed Securities	427,054,380	—	427,054,377	3
Municipal Bonds	22,388,483	—	22,388,483	—
Preferred Stocks	2,484,531	2,484,531	—	—
Purchased Options	—	—	—	—
Repurchase Agreements	69,000,000	—	69,000,000	—
Rights/Warrants	352	352	—	—
U.S. Treasury Obligations	103,733,849	—	103,733,849	—

Total Assets — Investments in Securities	$1,241,209,141	$188,619,182	$1,052,589,942	$17

Other Financial Instruments***
Forward Foreign Currency Contracts	$1,460,155	$—	$1,460,155	$—
Futures Contracts	701,211	701,211	—	—

Total Assets — Other Financial Instruments	$2,161,366	$701,211	$1,460,155	$—

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(2,166,562)	$—	$(2,166,562)	$—
Written Options	(67,798)	—	(67,798)	—

Total Liabilities — Investments in Securities	$(2,234,360)	$—	$(2,234,360)	$—

Other Financial Instruments***
Swap Agreements	$(521,445)	$—	$(521,445)	$—

Total Liabilities — Other Financial Instruments	$(521,445)	$—	$(521,445)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

48	See Notes to Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stocks	Foreign Bonds	Mortgage-Backed Securities
Balance, 12/31/10	$369,013	$369,013	$—	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	(540,758)	(540,758)	—	—
Change in unrealized appreciation (depreciation)	446,039	446,036	—	3
Purchases	—	—	—	—
Sales	(274,291)	(173,138)	—	(101,153)
Transfers in and/or out of Level 3(1)(2)	14	(101,153)	14	101,153

Balance, 09/30/11	$17	$—	$14	$3

(1)

The Fund had foreign bonds valued at $14 as of December 31, 2010 that were transferred from Level 2 to Level 3 of the fair value hierarchy. The foreign bonds that transferred from Level 2 to Level 3 did so as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(2)	Transfers in and/or out of Level 3 of $101,153 between Common Stocks and Mortgage-Backed Seucrities reflect the re-classification of a balance from December 31, 2010.

See Notes to Schedule of Investments.	49

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Par	Value
CORPORATE BONDS — 57.7%
Aflac, Inc.
6.90%, 12/17/39	$2,669,000	$2,747,930
6.45%, 08/15/40	5,705,000	5,685,891
Alcoa, Inc.
5.87%, 02/23/22	10,000	9,898
6.75%, 01/15/28	235,000	243,816
5.95%, 02/01/37Δ	5,326,000	4,979,592
Ally Financial, Inc.
8.00%, 11/01/31Δ	199,000	175,618
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	577,790	621,779
American Express Co.
8.15%, 03/19/38	3,752,000	5,378,755
American International Group, Inc.
5.45%, 05/18/17	30,000	28,796
Andarko Petroleum Corporation
7.15%, 05/15/28Δ	250,000	282,925
AT&T Corporation
6.50%, 03/15/29	125,000	142,318
6.50%, 09/01/37	8,530,000	9,996,205
Bank of America Corporation
7.63%, 06/01/19	4,450,000	4,681,133
5.00%, 05/13/21Δ	140,000	125,132
Bank of America NA
6.00%, 10/15/36	3,585,000	3,284,355
Barrick North America Finance LLC
5.70%, 05/30/41	1,634,000	1,763,207
Bell South Telecommunications, Inc.
7.00%, 12/01/95	1,000,000	1,189,915
Bruce Mansfield Unit
6.85%, 06/01/34	1,216,973	1,305,996
Camden Property Trust
5.70%, 05/15/17Δ	25,000	27,375
CenturyLink, Inc.
6.45%, 06/15/21	100,000	92,824
6.88%, 01/15/28	65,000	56,409
7.60%, 09/15/39Δ	390,000	351,758
Chesapeake Energy Corporation
2.25%, 12/15/38	50,000	42,688
Chesapeake Energy Corporation
2.50%, 05/15/37Δ	100,000	95,750
CIT Group, Inc.
7.00%, 05/01/14Δ	68,688	70,147
7.00%, 05/01/15Δ	153,940	152,978
7.00%, 05/01/17	359,197	348,870
Citigroup, Inc.
6.88%, 06/01/25	2,441,000	2,611,294
5.88%, 05/29/37Δ	1,141,000	1,094,279
8.13%, 07/15/39	4,174,000	5,018,688
Comcast Corporation
5.65%, 06/15/35	660,000	693,198
6.50%, 11/15/35	555,000	642,101
6.45%, 03/15/37	2,415,000	2,787,422
6.95%, 08/15/37	625,000	751,668
Commonwealth Edison Co.
4.75%, 12/01/11@	67,000	66,501
Continental Airlines, Inc.
9.00%, 07/08/16Δ	1,824,127	1,970,057
8.31%, 04/02/18	187,318	181,698
7.57%, 03/15/20	157,704	152,972
Corning, Inc.
7.25%, 08/15/36	850,000	1,051,358
Cummins, Inc.
6.75%, 02/15/27	1,000,000	1,213,185
7.13%, 03/01/28	425,000	537,692
5.65%, 03/01/98	2,520,000	2,423,980
Darden Restaurants, Inc.
6.00%, 08/15/35	990,000	1,058,689
DCP Midstream LLP
6.45%, 11/03/36 144A	490,000	536,957
Dillard’s, Inc.
7.75%, 07/15/26	890,000	849,950
7.00%, 12/01/28Δ	500,000	447,500
Dow Chemical Co.
9.40%, 05/15/39	920,000	1,425,511
Duke Realty LP
5.95%, 02/15/17	70,000	73,414
First Industrial LP
7.60%, 07/15/28	1,000,000	949,557
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	1,020,000
Ford Motor Co.
4.25%, 11/15/16	175,000	228,156
6.63%, 10/01/28Δ	680,000	678,265
6.38%, 02/01/29	1,255,000	1,219,687
General Electric Capital Corporation
4.88%, 03/04/15Δ	510,000	545,021
6.75%, 03/15/32	3,000,000	3,434,700
6.15%, 08/07/37	6,114,000	6,556,690
5.88%, 01/14/38	150,000	154,264
Goldman Sachs Group, Inc.
5.38%, 03/15/20	415,000	412,818
Halliburton Co.
7.45%, 09/15/39Δ	3,070,000	4,403,697
HCA, Inc.
7.58%, 09/15/25	1,000,000	900,000
7.05%, 12/01/27	500,000	420,000
Hewlett-Packard Co.
6.00%, 09/15/41	2,810,000	2,974,365
Home Depot, Inc.
5.88%, 12/16/36	875,000	1,022,237
HSBC Bank USA NA
7.00%, 01/15/39	5,948,000	6,548,629
Intel Corporation
3.25%, 08/01/39	1,155,000	1,364,344
International Lease Finance Corporation
5.65%, 06/01/14	105,000	97,913
8.63%, 09/15/15	5,000	4,981
International Paper Co.
8.70%, 06/15/38	2,643,000	3,344,857
iStar Financial, Inc.
8.63%, 06/01/13Δ	635,000	584,200
5.95%, 10/15/13	305,000	267,638
5.70%, 03/01/14	1,171,000	948,510
JC Penney Corporation, Inc.
6.38%, 10/15/36	414,000	349,830
JPMorgan Chase & Co.
5.60%, 07/15/41	5,427,000	5,690,009

50	See Notes to Schedule of Investments.

	Par	Value
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	$280,000	$285,226
Kraft Foods, Inc.
6.50%, 11/01/31	815,000	1,025,789
7.00%, 08/11/37	525,000	678,652
6.88%, 02/01/38	3,243,000	4,102,100
6.50%, 02/09/40	3,013,000	3,696,342
Lennar Corporation
6.50%, 04/15/16Δ	625,000	578,125
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,355,015
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	264,189
Masco Corporation
7.13%, 03/15/20	175,000	169,845
7.75%, 08/01/29	75,000	73,745
Massachusetts Institute of Technology
5.60%, 07/01/11	1,927,000	2,561,979
Mead Corporation
7.55%, 03/01/47	515,000	572,055
Merrill Lynch & Co., Inc.
6.05%, 05/16/16	100,000	90,081
6.22%, 09/15/26	300,000	254,295
6.11%, 01/29/37	200,000	155,400
MetLife, Inc.
5.88%, 02/06/41Δ	6,373,000	7,062,610
6.40%, 12/15/66Δ	310,000	276,330
Micron Technology, Inc.
1.88%, 06/01/14	20,000	18,775
Morgan Stanley
5.45%, 01/09/17	5,000	4,828
6.63%, 04/01/18	70,000	69,535
5.63%, 09/23/19	195,000	183,211
5.50%, 07/24/20	200,000	181,450
6.25%, 08/09/26Δ	100,000	100,538
Motorola Solutions, Inc.
6.63%, 11/15/37	46,000	54,894
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	113,386
Nationwide Mutual Insurance Co.
6.60%, 04/15/34 144A	150,000	139,642
Nortel Networks Capital Corporation
7.88%, 06/15/26#	445,000	460,575
Old Republic International Corporation
3.75%, 03/15/18Δ	1,945,000	1,767,519
Owens Corning
7.00%, 12/01/36	3,940,000	4,094,570
Owens Corning, Inc.
6.50%, 12/01/16	240,000	259,181
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,157,871
Pioneer Natural Resources Co.
7.20%, 01/15/28	2,500,000	2,686,332
ProLogis LP
5.63%, 11/15/15Δ	35,000	36,165
Prudential Financial, Inc.
6.63%, 06/21/40	5,412,000	5,867,918
Pulte Group, Inc.
5.20%, 02/15/15Δ	38,000	34,580
7.88%, 06/15/32	1,500,000	1,207,500
6.38%, 05/15/33	1,000,000	700,000
Qwest Corporation
7.25%, 09/15/25	1,000,000	970,000
6.88%, 09/15/33Δ	2,250,000	2,137,500
Sempra Energy
6.00%, 10/15/39	4,968,000	6,034,853
SLM Corporation
5.00%, 10/01/13	250,000	244,833
5.38%, 05/15/14Δ	200,000	196,945
Southern Natural Gas Co.
7.35%, 02/15/31	1,750,000	2,060,343
Sprint Capital Corporation
6.90%, 05/01/19	55,000	47,575
6.88%, 11/15/28	2,350,000	1,768,375
8.75%, 03/15/32Δ	20,000	17,475
Target Corporation
7.00%, 01/15/38	2,330,000	3,201,975
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	750,000	881,654
Textron, Inc.
6.63%, 04/07/20(U)	160,000	258,659
Time Warner Cable, Inc.
6.55%, 05/01/37	1,049,000	1,170,488
6.75%, 06/15/39	2,995,000	3,436,939
5.88%, 11/15/40	1,700,000	1,748,042
Time Warner Entertainment Co. LP
8.38%, 07/15/33	1,049,000	1,371,855
Toro Co.
6.63%, 05/01/37@	300,000	343,986
Travelers Cos., Inc.
6.25%, 06/15/37	4,825,000	5,711,295
UnitedHealth Group, Inc.
5.80%, 03/15/36	920,000	1,069,816
6.50%, 06/15/37	767,000	961,594
6.63%, 11/15/37	2,526,000	3,205,676
5.70%, 10/15/40	1,210,000	1,386,891
University of Southern California
5.25%, 10/01/11	3,014,000	3,449,715
Verizon Communications, Inc.
5.85%, 09/15/35	2,420,000	2,850,329
6.40%, 02/15/38	968,000	1,190,653
6.90%, 04/15/38	1,000,000	1,294,239
8.95%, 03/01/39	105,000	162,701
7.35%, 04/01/39Δ	979,000	1,325,295
6.00%, 04/01/41Δ	2,770,000	3,379,649
Verizon Maryland, Inc.
5.13%, 06/15/33	150,000	152,954
Wachovia Bank NA
5.85%, 02/01/37	4,577,000	4,771,696
6.60%, 01/15/38	3,757,000	4,318,769
WellPoint, Inc.
5.95%, 12/15/34	846,000	997,664
6.38%, 06/15/37	2,766,000	3,369,940
Western Union Co.
6.20%, 11/17/36	3,125,000	3,321,222
6.20%, 06/21/40Δ	20,000	21,329
Weyerhaeuser Co.
8.50%, 01/15/25	520,000	586,496
6.88%, 12/15/33	580,000	563,241

See Notes to Schedule of Investments.	51

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Wyndham Worldwide Corporation
5.75%, 02/01/18	$50,000	$51,129

Total Corporate Bonds (Cost $205,480,314)		226,964,580

FOREIGN BONDS — 22.2%
Australia — 2.0%
Barrick PD Australia Finance Pty, Ltd.
5.95%, 10/15/39	2,870,000	3,111,924
General Electric Capital Australia Funding, Ltd.
8.00%, 02/13/12(A)	60,000	58,597
New South Wales Treasury Corporation
6.00%, 05/01/12(A)	845,000	825,369
Qantas Airways, Ltd.
6.05%, 04/15/16 144A	345,000	368,820
Rio Tinto Finance USA, Ltd.
5.20%, 11/02/40Δ	3,186,000	3,439,666

		7,804,376

Brazil — 0.4%
Federative Republic of Brazil
10.25%, 01/10/28(B)	2,525,000	1,416,766

Canada — 4.8%
Canada Generic Residual STRIP
2.58%, 06/01/25(C)Ω	3,685,000	2,472,034
Methanex Corporation
6.00%, 08/15/15	25,000	25,757
Ontario Generic Residual STRIP
3.43%, 07/13/22(C)Ω	3,025,000	1,944,268
3.93%, 03/08/29(C)Ω	7,000,000	3,432,198
Saskatchewan Residual STRIP
1.39%, 04/10/14(C)Ω	3,535,000	3,264,541
3.24%, 02/04/22(C)Ω	3,000,000	1,932,144
Talisman Energy, Inc.
6.25%, 02/01/38	450,000	508,527
TransCanada Pipelines, Ltd.
6.20%, 10/15/37	4,291,000	5,322,745

		18,902,214

Cayman Islands — 0.2%
Enersis SA
7.40%, 12/01/16Δ	625,000	735,784

Finland — 1.0%
Nokia OYJ
6.63%, 05/15/39	4,410,000	4,119,774

Ireland — 1.0%
Ireland Government Bond
4.50%, 10/18/18(E)	1,150,000	1,316,720
5.00%, 10/18/20(E)	75,000	84,764
5.40%, 03/13/25(E)	300,000	336,812
XL Capital, Ltd.
6.38%, 11/15/24	585,000	619,088
6.25%, 05/15/27Δ	1,530,000	1,572,208

		3,929,592

Italy — 0.2%
Telecom Italia Capital SA
6.38%, 11/15/33	505,000	433,210
6.00%, 09/30/34	560,000	459,418

		892,628

Luxembourg — 1.9%
ArcelorMittal
7.00%, 10/15/39	4,682,000	4,187,660
6.75%, 03/01/41Δ	2,053,000	1,779,371
Enel Finance International NV
6.00%, 10/07/39 144A	1,710,000	1,445,906

		7,412,937

Malaysia — 0.1%
Telekom Malaysia BhD
7.88%, 08/01/25 144A	225,000	290,707

Mexico — 0.7%
Mexican Bonos
8.00%, 12/07/23(M)	34,000,000	2,718,556

Netherlands — 1.2%
EDP Finance BV
6.00%, 02/02/18 144AΔ	400,000	317,390
4.90%, 10/01/19 144A	500,000	361,966
Koninklijke Philips Electronics NV
6.88%, 03/11/38	3,250,000	4,204,122

		4,883,478

Norway — 0.6%
Norway Government Bond
5.00%, 05/15/15(K)	540,000	102,697
4.25%, 05/19/17(K)	11,940,000	2,279,799

		2,382,496

Philippines — 0.1%
Quezon Power (Philippines), Ltd.
8.86%, 06/15/17	287,500	304,750

Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT
4.80%, 06/15/20(E)	75,000	63,719
3.85%, 04/15/21(E)	250,000	198,718

		262,437

Spain — 0.4%
Telefonica Emisones SAU
7.05%, 06/20/36	1,495,000	1,498,262

Supranational — 1.8%
Inter-American Development Bank
6.00%, 12/15/17(Z)	6,365,000	5,277,861
International Bank For Reconstruction & Development
1.43%, 03/05/14(G)	2,470,000	1,930,594

		7,208,455

United Kingdom — 5.7%
Barclays Bank PLC
3.68%, 08/20/15(W)	740,000,000	631,071
10.18%, 06/12/21 144AΔ	7,312,000	7,846,361
HBOS PLC
6.00%, 11/01/33 144A	590,000	382,260
HSBC Holdings PLC
6.80%, 06/01/38	2,000,000	2,005,888

52	See Notes to Schedule of Investments.

	Par	Value
Lloyds TSB Bank PLC
5.80%, 01/13/20 144A	$6,830,000	$6,504,769
6.38%, 01/21/21	2,199,000	2,171,798
Royal Bank of Scotland PLC
6.13%, 01/11/21	1,988,000	1,968,699
Standard Chartered Bank
6.40%, 09/26/17 144A	1,000,000	1,055,108

		22,565,954

Total Foreign Bonds (Cost $82,731,689)		87,329,166

MORTGAGE-BACKED SECURITIES — 0.5%
Community Program Loan Trust
4.50%, 04/01/29	1,950,000	1,871,965
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31	97,255	105,001

Total Mortgage-Backed Securities (Cost $1,815,001)		1,976,966

MUNICIPAL BONDS — 12.7%
California Educational Facilities Authority, Stanford University, Revenue Bond
5.25%, 04/01/40	4,690,000	6,131,894
California Educational Facilities Authority, University of Southern California, Revenue Bond, Series A
5.00%, 10/01/39	940,000	1,003,901
Dallas Area Rapid Transit, Revenue Bond
5.25%, 12/01/43	325,000	350,464
5.25%, 12/01/48	1,950,000	2,090,244
Foothill-De Anza Community College District, California Community College, General Obligation Bond, Series C
5.00%, 08/01/40	1,110,000	1,195,625
Houston, First Lien Revenue Bond, Series D
5.00%, 11/15/40	930,000	1,006,679
Imperial Irrigation District, Revenue Bond, Series C
5.00%, 11/01/41	1,035,000	1,081,006
King County Sewer, Revenue Bond
5.00%, 01/01/39	405,000	434,423
5.00%, 01/01/45	2,270,000	2,425,518
Massachusetts Development Finance Agency, Harvard University, Revenue Bond, Series B-1
5.00%, 10/15/40	1,230,000	1,385,952
Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bond, Series A
5.50%, 11/15/36	440,000	502,392
Metropolitan Pier & Exposition Authority, Revenue Bond (AGM Insured)
6.10%, 06/15/45Ω	9,800,000	1,285,564
Metropolitan Transportation Authority, Build America Revenue Bond, Series E
6.81%, 11/15/40	1,020,000	1,282,171
New Jersey Transportation Trust Fund Authority, Revenue Bond, Series A
5.50%, 06/15/41	3,335,000	3,652,092
New York City Municipal Water Finance Authority, Second General Resolution, Revenue Bond, Series EE
5.38%, 06/15/43	830,000	937,468
New York City Municipal Water Finance Authority, Revenue Bond, Series GG
5.00%, 06/15/43	2,575,000	2,769,387
New York State Dormitory Authority, Revenue Bond, Series C
5.00%, 03/15/41	4,585,000	4,980,181
Placentia-Yorba Linda Unified School District, General Obligation Bond, Series D
6.30%, 08/01/42Ω	905,000	137,415
San Bernardino Community College District, General Obligation Bond, Series B
6.50%, 08/01/48Ω	2,845,000	271,811
San Francisco City & County Public Utilities Commission, Revenue Bond, Sub-series A
5.00%, 11/01/41	1,170,000	1,251,151
Santa Barbara Secondary High School District, General Obligation Bond, Series A
6.20%, 08/01/40Ω	1,500,000	258,825
Santa Barbara Unified School District, General Obligation Bond, Series A
6.20%, 08/01/41Ω	705,000	114,125
Santa Clara County, Election of 2008, General Obligation Bond, Series A
5.00%, 08/01/34	1,625,000	1,743,284
Southwestern Community College District, General Obligation Bond, Series C
6.50%, 08/01/46Ω	3,975,000	461,537
State of California, General Obligation Bond
7.50%, 04/01/34	2,135,000	2,572,504
7.55%, 04/01/39	1,190,000	1,459,249
5.50%, 03/01/40	1,985,000	2,131,175
State of Illinois, General Obligation Bond, Taxable Pension
5.10%, 06/01/33	635,000	574,618
State of Louisiana, Second Lien Revenue Bond, Series B
5.00%, 05/01/45	1,185,000	1,264,928

See Notes to Schedule of Investments.	53

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
State of Washington, General Obligation Bond, Series B-1
5.00%, 08/01/40	$1,075,000	$1,177,104
Turlock Irrigation District, Revenue Bond
5.50%, 01/01/41	3,770,000	4,111,675

Total Municipal Bonds (Cost $45,645,820)		50,044,362

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury STRIPS
3.10%, 05/15/40ΩΔ	15,000,000	6,249,675
3.10%, 02/15/41Ω	16,751,000	6,814,977

		13,064,652

Total U.S. Treasury Obligations (Cost $9,248,799)		13,064,652

	Shares
PREFERRED STOCKS — 0.1%
Chesapeake Energy Corporation	330	29,370
El Paso Energy Capital Trust I	5,350	239,252
Preferred Blocker (GMAC), Inc. 144A	82	54,912

Total Preferred Stocks (Cost $272,390)		323,534

MONEY MARKET FUNDS — 9.4%
GuideStone Money Market Fund (GS4 Class)¥	9,416,392	9,416,392
Northern Institutional Liquid Assets Portfolio§	27,511,392	27,511,392

Total Money Market Funds (Cost $36,927,784)		36,927,784

TOTAL INVESTMENTS — 105.9% (Cost $382,121,797)		416,631,044
Liabilities in Excess of Other Assets — (5.9)%		(23,274,331)

NET ASSETS — 100.0%		$393,356,713

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Corporate Bonds	57.7
Foreign Bonds	22.2
Municipal Bonds	12.7
Money Market Funds	9.4
U.S. Treasury Obligations	3.3
Mortgage-Backed Securities	0.5
Preferred Stocks	0.1

105.9

54	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Corporate Bonds	$226,964,580	$—	$226,964,580	$—
Foreign Bonds	87,329,166	—	87,329,166	—
Money Market Funds	36,927,784	36,927,784	—	—
Mortgage-Backed Security	1,976,966	—	1,976,966	—
Municipal Bonds	50,044,362	—	50,044,362	—
Preferred Stocks	323,534	323,534	—	—
U.S. Treasury Obligations	13,064,652	—	13,064,652	—

Total Assets — Investments in Securities	$416,631,044	$37,251,318	$379,379,726	$—

See Notes to Schedule of Investments.	55

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 93.9%
U.S. Treasury Bonds
4.38%, 05/15/40Δ‡‡	$240,000	$308,963
3.88%, 08/15/40Δ‡‡	160,000	190,125

		499,088

U.S. Treasury Inflationary Index Bonds
3.38%, 01/15/12	2,970,000	3,811,500
2.00%, 04/15/12Δ	4,777,300	5,368,893
3.00%, 07/15/12	275,000	355,358
0.63%, 04/15/13Δ	2,590,000	2,820,175
1.88%, 07/15/13Δ	2,885,000	3,716,673
2.00%, 01/15/14Δ	3,290,000	4,272,706
1.25%, 04/15/14Δ	1,255,000	1,404,486
2.00%, 07/15/14Δ‡‡	3,908,200	5,042,269
1.63%, 01/15/15Δ	735,000	936,323
0.50%, 04/15/15Δ	7,571,900	8,218,469
1.88%, 07/15/15	2,683,700	3,425,544
2.00%, 01/15/16Δ	2,335,000	2,955,545
0.13%, 04/15/16	9,199,400	9,734,001
2.50%, 07/15/16Δ	1,477,200	1,900,228
2.38%, 01/15/17Δ	4,045,000	5,213,602
2.63%, 07/15/17	740,000	950,995
1.63%, 01/15/18Δ	2,220,000	2,680,323
1.38%, 07/15/18	1,280,000	1,487,034
2.13%, 01/15/19Δ	785,900	963,791
1.88%, 07/15/19	1,365,000	1,663,485
1.38%, 01/15/20	2,753,900	3,204,962
1.13%, 01/15/21Δ	6,365,000	7,179,891
0.63%, 07/15/21	2,125,000	2,224,534
2.38%, 01/15/25Δ‡‡	4,705,200	6,972,817
2.00%, 01/15/26Δ	1,475,000	1,996,454
2.38%, 01/15/27Δ	1,745,000	2,446,753
1.75%, 01/15/28Δ	4,305,000	5,383,716
3.63%, 04/15/28Δ	1,500,000	3,016,062
2.50%, 01/15/29Δ	3,900,000	5,273,621
3.88%, 04/15/29Δ	3,030,000	6,272,920
3.38%, 04/15/32Δ	307,100	577,319
2.13%, 02/15/40Δ	7,487,600	9,947,307
2.13%, 02/15/41	7,477,700	9,868,081

		131,285,837

U.S. Treasury Notes
1.50%, 07/31/16Δ	760,000	780,548
3.63%, 02/15/21	1,125,000	1,299,815
3.13%, 05/15/21	2,505,000	2,780,743
2.13%, 08/15/21Δ	1,295,000	1,318,073

		6,179,179

Total U.S. Treasury Obligations (Cost $128,266,289)		137,964,104

MONEY MARKET FUNDS — 47.4%
GuideStone Money Market Fund (GS4 Class)¥	8,527,548	8,527,548
Northern Institutional Liquid Assets Portfolio§	61,073,839	61,073,839

Total Money Market Funds (Cost $69,601,387)		69,601,387

TOTAL INVESTMENTS — 141.3% (Cost $197,867,676)		207,565,491
Liabilities in Excess of Other Assets — (41.3)%		(60,662,558)

NET ASSETS — 100.0%		$146,902,933

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	93.9
Money Market Funds	47.4
Futures Contracts	(3.1)

138.2

56	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$69,601,387	$69,601,387	$—	$—
U.S. Treasury Obligations	137,964,104	—	137,964,104	—

Total Assets — Investments in Securities	$207,565,491	$69,601,387	$137,964,104	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(546,894)	$(546,894)	$—	$—

Total Liabilities — Other Financial Instruments	$(546,894)	$(546,894)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedule of Investments.

See Notes to Schedule of Investments.	57

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 0.0%
Federal National Mortgage Association
0.10%, 01/10/12‡‡	$16,000	$16,000
0.14%, 01/11/12†	17,000	16,999

Total Agency Obligation (Cost $32,989)		32,999

CORPORATE BONDS — 42.8%
AES Corporation
8.00%, 06/01/20Δ	350,000	351,750
Alcoa, Inc.
5.87%, 02/23/22Δ	5,000	4,949
6.75%, 01/15/28	185,000	191,940
5.95%, 02/01/37Δ	65,000	60,772
Ally Financial, Inc.
7.50%, 12/31/13	87,000	89,175
6.75%, 12/01/14	399,000	383,539
8.00%, 12/31/18	104,000	95,160
8.00%, 03/15/20	200,000	185,624
7.50%, 09/15/20Δ	415,000	377,131
8.00%, 11/01/31Δ	389,000	343,293
Altegrity, Inc.
10.50%, 11/01/15 144A	150,000	140,250
American Express Credit Corporation
5.13%, 08/25/14	100,000	108,308
American International Group, Inc.
5.45%, 05/18/17	25,000	23,996
Anadarko Petroleum Corporation
5.95%, 09/15/16	10,000	10,950
6.38%, 09/15/17	120,000	134,787
Appleton Papers, Inc.
11.25%, 12/15/15	102,000	99,450
Ashtead Capital, Inc.
9.00%, 08/15/16 144AΔ	250,000	248,750
Ashton Woods USA LLC
21.32%, 06/30/15 STEP 144AΩ@	20,800	14,664
Astoria Depositor Corporation
8.14%, 05/01/21 144A	130,000	115,700
AT&T, Inc.
3.88%, 08/15/21Δ	180,000	185,537
6.55%, 02/15/39	220,000	261,443
Ball Corporation
5.75%, 05/15/21	380,000	371,450
Baltimore Gas & Electric Co.
5.20%, 06/15/33	1,125,000	1,245,719
Bank of America Corporation
4.63%, 08/07/17(E)	300,000	354,111
5.00%, 05/13/21Δ	100,000	89,380
Berry Petroleum Co.
10.25%, 06/01/14	80,000	90,000
Biomet, Inc.
10.00%, 10/15/17	10,000	10,350
10.38%, 10/15/17 PIKΔ	545,000	561,350
Boston Scientific Corporation
7.00%, 11/15/35Δ	215,000	252,157
Buffets Restaurants Holdings, Inc.
12.50%, 11/01/14#@	105,000	11
Calpine Corporation
7.50%, 02/15/21 144A	460,000	441,600
7.88%, 01/15/23 144A	400,000	388,000
CCO Holdings LLC
7.00%, 01/15/19 144A	230,000	223,675
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	260,000	346,949
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/15 144AΔ	100,000	64,500
Ceridian Corporation
12.25%, 11/15/15 144AΔ	63,900	51,599
Charter Communications Operating LLC
10.88%, 09/15/14 144AΔ	140,000	150,850
Chesapeake Energy Corporation
7.25%, 12/15/18	110,000	117,700
6.63%, 08/15/20	530,000	548,550
2.25%, 12/15/38	25,000	21,344
Chesapeake Energy Corporation
2.50%, 05/15/37	65,000	62,238
Chiquita Brands International, Inc.
7.50%, 11/01/14Δ	450,000	446,625
Ciena Corporation
0.88%, 06/15/17Δ	135,000	99,225
3.75%, 10/15/18 144A	380,000	338,675
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	155,000	117,800
CIT Group, Inc.
7.00%, 05/01/14Δ	51,558	52,654
7.00%, 05/01/15Δ	92,453	91,875
7.00%, 05/01/16Δ	154,090	149,660
7.00%, 05/01/17	215,726	209,524
Citigroup, Inc.
6.38%, 08/12/14	150,000	158,911
7.38%, 09/04/19(E)	380,000	555,350
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	21,950
6.80%, 11/15/15	125,000	142,320
Comcast Corporation
5.15%, 03/01/20Δ	170,000	192,210
Community Health Systems, Inc.
8.88%, 07/15/15Δ	100,000	98,500
Complete Production Services, Inc.
8.00%, 12/15/16	80,000	80,400
ConocoPhillips
6.50%, 02/01/39	30,000	39,927
Consol Energy, Inc.
8.25%, 04/01/20	210,000	222,075
Continental Airlines, Inc.
9.00%, 07/08/16Δ	1,140,079	1,231,286
5.98%, 10/19/23Δ	516,124	518,705
Countrywide Financial Corporation
6.25%, 05/15/16	280,000	247,347
Cricket Communications, Inc.
7.75%, 05/15/16	150,000	151,312
Cummins, Inc.
5.65%, 03/01/98	1,500,000	1,442,846
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144A	130,000	131,950

58	See Notes to Schedule of Investments.

	Par	Value
Delta Air Lines, Inc.
9.50%, 09/15/14 144AΔ	$36,000	$37,260
8.02%, 02/10/24	86,045	83,894
Deutsche Postbank Funding Trust IV
5.98%, 06/29/49(E)†	300,000	229,298
DISH DBS Corporation
7.00%, 10/01/13	600,000	625,500
Dynegy Holdings LLC
7.75%, 06/01/19Δ	893,000	544,730
Edison Mission Energy
7.63%, 05/15/27	180,000	99,900
El Paso Corporation
7.75%, 01/15/32	50,000	58,163
El Paso Natural Gas Co.
8.63%, 01/15/22	90,000	115,764
8.38%, 06/15/32	75,000	99,010
El Pollo Loco, Inc.
0.51%, 07/14/17	29,925	26,932
17.00%, 01/01/18 144A	170,000	146,215
Embarq Corporation
8.00%, 06/01/36	995,000	936,011
Enterprise Products Operating LLC
9.75%, 01/31/14	100,000	117,078
8.38%, 08/01/66†	60,000	62,236
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,244,735
Escrow GCB 144A US Oncology
9.12%, 08/15/17+	155,000	—
EXCO Resources, Inc.
7.50%, 09/15/18	200,000	177,000
FirstEnergy Corporation
7.38%, 11/15/31	325,000	401,981
Ford Motor Co.
4.25%, 11/15/16	830,000	1,082,113
6.63%, 10/01/28Δ	850,000	847,831
Ford Motor Credit Co., LLC
3.00%, 01/13/12†Δ	37,500	37,708
7.50%, 08/01/12	500,000	510,345
12.00%, 05/15/15	100,000	120,750
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	150,000	161,052
Freescale Semiconductor, Inc.
10.13%, 12/15/16Δ	130,000	132,925
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	75,000	78,094
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	46,121
Frontier Communications Corporation
7.88%, 01/15/27	405,000	352,350
General Electric Capital Corporation
3.49%, 03/08/12(G)	200,000	154,203
7.63%, 12/10/14(Z)	1,025,000	854,091
4.88%, 03/04/15Δ	370,000	395,408
6.50%, 09/28/15(Z)	255,000	206,108
6.75%, 09/26/16(Z)	150,000	122,097
6.75%, 03/15/32	30,000	34,347
Georgia-Pacific LLC
8.88%, 05/15/31	785,000	982,285
Giant Funding Corporation
8.25%, 02/01/18 144A	220,000	221,100
Goldman Sachs Group, Inc.
5.13%, 10/23/19(E)Δ	500,000	631,036
4.75%, 10/12/21(E)	300,000	324,699
Goodyear Tire & Rubber Co.
7.00%, 03/15/28	690,000	627,900
H&E Equipment Services, Inc.
8.38%, 07/15/16	370,000	357,050
Hanover Insurance Group, Inc.
7.50%, 03/01/20	385,000	434,776
HCA, Inc.
6.38%, 01/15/15	150,000	146,625
7.19%, 11/15/15	205,000	199,875
7.50%, 12/15/23	555,000	502,275
8.36%, 04/15/24	90,000	86,625
7.69%, 06/15/25	775,000	701,375
7.58%, 09/15/25	570,000	513,000
Hercules Offshore, Inc.
10.50%, 10/15/17 144A	80,000	76,000
Hertz Corporation
8.88%, 01/01/14Δ	55,000	55,275
Idearc, Inc.
8.00%, 11/15/16+Ω#	185,000	—
ING Capital Funding Trust III
3.85%, 12/29/49†	200,000	150,208
Intel Corporation
2.95%, 12/15/35	580,000	590,875
3.25%, 08/01/39	460,000	543,375
International Lease Finance Corporation
5.65%, 06/01/14	90,000	83,925
8.63%, 09/15/15	215,000	214,194
6.25%, 05/15/19	440,000	382,999
iStar Financial, Inc.
5.70%, 03/01/14	62,000	50,220
6.05%, 04/15/15	20,000	16,000
5.88%, 03/15/16	22,000	17,600
JC Penney Corporation, Inc.
6.38%, 10/15/36	650,000	549,250
7.63%, 03/01/97Δ	1,300,000	1,098,500
Jones Group, Inc.
6.13%, 11/15/34	135,000	95,850
JPMorgan Chase Bank NA
4.38%, 11/30/21(E)†	350,000	413,234
K Hovnanian Enterprises, Inc.
6.38%, 12/15/14	795,000	411,413
Key Energy Services, Inc.
6.75%, 03/01/21	170,000	164,475
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	80,611
6.95%, 01/15/38	90,000	100,645
L-3 Communications Corporation
6.38%, 10/15/15	450,000	460,688
Lennar Corporation
5.60%, 05/31/15	1,400,000	1,281,000
Level 3 Communications, Inc.
3.50%, 06/15/12	20,000	19,825

See Notes to Schedule of Investments.	59

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Level 3 Financing, Inc.
8.75%, 02/15/17Δ	$1,285,000	$1,190,231
9.38%, 04/01/19 144AΔ	20,000	18,700
Marsh & McLennan Cos., Inc.
5.88%, 08/01/33	1,000,000	1,111,800
Masco Corporation
5.85%, 03/15/17	90,000	85,481
7.13%, 03/15/20	150,000	145,582
7.75%, 08/01/29	75,000	73,745
6.50%, 08/15/32	145,000	128,768
MBIA Insurance Corporation
14.00%, 01/15/33 144A†	435,000	200,100
Merrill Lynch & Co., Inc.
6.05%, 06/01/34	700,000	626,729
6.11%, 01/29/37	1,300,000	1,010,097
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	165,630	173,912
Morgan Stanley
4.75%, 04/01/14Δ	40,000	38,035
5.75%, 01/25/21	700,000	645,175
Motorola Solutions, Inc.
6.63%, 11/15/37	105,000	125,301
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,360,636
Nalco Co.
6.88%, 01/15/19 144A(E)	100,000	145,355
Neiman-Marcus Group, Inc.
7.13%, 06/01/28Δ	30,000	26,250
NetFlix, Inc.
8.50%, 11/15/17	150,000	163,125
NewPage Corporation
11.38%, 12/31/14 144AΔ	285,000	213,038
Nextel Communications, Inc.
5.95%, 03/15/14	970,000	914,225
7.38%, 08/01/15	1,615,000	1,538,288
Nielsen Finance LLC
11.50%, 05/01/16	250,000	285,000
Old Republic International Corporation
3.75%, 03/15/18Δ	1,365,000	1,240,444
Owens Corning
7.00%, 12/01/36	220,000	228,631
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 144A	840,000	760,200
Oxford Industries, Inc.
11.38%, 07/15/15 144A	135,000	149,175
Pemex Project Funding Master Trust
6.63%, 06/15/35	516,000	558,570
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	844,652
Pioneer Natural Resources Co.
5.88%, 07/15/16	900,000	955,199
7.20%, 01/15/28	315,000	338,478
Plains Exploration & Production Co.
10.00%, 03/01/16	75,000	81,750
8.63%, 10/15/19	55,000	59,400
ProLogis LP
6.63%, 05/15/18	15,000	15,575
QEP Resources, Inc.
6.88%, 03/01/21	290,000	304,500
Quicksilver Resources, Inc.
11.75%, 01/01/16	95,000	103,075
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	217,125
Qwest Corporation
3.60%, 06/15/13†	100,000	100,750
7.63%, 06/15/15	300,000	322,500
7.50%, 06/15/23	110,000	109,046
7.25%, 09/15/25	105,000	101,850
6.88%, 09/15/33Δ	2,500,000	2,375,000
7.25%, 10/15/35	110,000	106,150
Range Resources Corporation
6.75%, 08/01/20	510,000	545,700
Regency Energy Partners LP
6.88%, 12/01/18	450,000	465,750
Reliance Holdings USA, Inc.
4.50%, 10/19/20 144AΔ	290,000	266,581
Republic Services, Inc.
4.75%, 05/15/23Δ	90,000	97,937
RSC Equipment Rental, Inc.
10.00%, 07/15/17 144A	180,000	189,900
Service Corporation International
7.50%, 04/01/27	75,000	70,312
Simon Property Group LP
5.75%, 12/01/15Δ	25,000	27,612
SLM Corporation
5.38%, 01/15/13Δ	650,000	650,229
5.38%, 05/15/14	1,000,000	984,724
8.45%, 06/15/18	769,000	800,907
8.00%, 03/25/20	10,000	9,897
Southern Copper Corporation
5.38%, 04/16/20Δ	70,000	72,100
6.75%, 04/16/40	90,000	89,325
Springleaf Finance Corporation
5.75%, 09/15/16	700,000	512,750
6.50%, 09/15/17	400,000	287,000
6.90%, 12/15/17Δ	200,000	145,000
Sprint Capital Corporation
8.38%, 03/15/12	60,000	60,900
6.88%, 11/15/28	200,000	150,500
8.75%, 03/15/32Δ	755,000	659,681
Steel Dynamics, Inc.
7.38%, 11/01/12	45,000	46,125
7.75%, 04/15/16	280,000	277,200
7.63%, 03/15/20	100,000	100,375
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144AΔ	100,000	122,969
Tenet Healthcare Corporation
10.00%, 05/01/18	55,000	59,812
8.88%, 07/01/19	462,000	490,875
6.88%, 11/15/31	85,000	65,025
Textron Financial Corporation
5.13%, 08/15/14	30,000	31,167
Textron, Inc.
6.63%, 04/07/20(U)	130,000	210,160
Time Warner Cable, Inc.
8.75%, 02/14/19	190,000	243,484
8.25%, 04/01/19	40,000	50,162
Toys “R” Us, Inc.
7.38%, 10/15/18Δ	335,000	286,425
United Air Lines, Inc.
10.40%, 05/01/18	722,751	780,571

60	See Notes to Schedule of Investments.

	Par	Value
6.64%, 01/02/24Δ	$252,230	$245,294
Universal Hospital Services, Inc.
8.50%, 06/01/15 PIK	20,000	19,575
Univision Communications, Inc.
7.88%, 11/01/20 144A	150,000	141,375
USG Corporation
6.30%, 11/15/16	1,250,000	921,875
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18	105,000	96,863
Verizon Maryland, Inc.
5.13%, 06/15/33	85,000	86,674
Verizon Pennsylvania, Inc.
6.00%, 12/01/28	90,000	100,555
Wachovia Corporation
5.25%, 08/01/14	120,000	125,976
WellPoint, Inc.
7.00%, 02/15/19	80,000	98,888
Western Union Co.
6.20%, 11/17/36	40,000	42,512
6.20%, 06/21/40Δ	5,000	5,332
Westvaco Corporation
8.20%, 01/15/30	150,000	170,480
7.95%, 02/15/31	135,000	152,740
Weyerhaeuser Co.
8.50%, 01/15/25	405,000	456,790
6.95%, 10/01/27	55,000	59,001
7.38%, 03/15/32	370,000	369,976
6.88%, 12/15/33	490,000	475,841
Whiting Petroleum Corporation
7.00%, 02/01/14	130,000	139,100
Williams Cos., Inc.
7.50%, 01/15/31	97,000	113,786
Wyndham Worldwide Corporation
7.38%, 03/01/20	380,000	421,933

Total Corporate Bonds (Cost $66,593,548)		70,573,225

FOREIGN BONDS — 38.4%
Argentina — 0.3%
Argentina Bonds
7.00%, 10/03/15Δ	102,000	85,170
8.75%, 06/02/17Δ	93,000	79,738
Pan American Energy LLC
7.88%, 05/07/21 144A	100,000	101,120
Pan American Energy LLC
7.88%, 05/07/21Δ	176,000	177,971

		443,999

Australia — 2.0%
New South Wales Treasury Corporation
6.00%, 05/01/12(A)	2,825,000	2,759,739
Queensland Treasury Corporation
7.13%, 09/18/17(Z)	275,000	236,810
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19	260,000	350,411

		3,346,960

Belgium — 0.1%
Ontex IV SA
9.00%, 04/15/19(E)	100,000	98,136

Bermuda — 0.9%
Qtel International Finance, Ltd.
4.75%, 02/16/21 144AΔ	200,000	200,750
White Mountains Re Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,256,274

		1,457,024

Brazil — 3.5%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/14(B)	131,000	69,974
10.00%, 01/01/17(B)	4,207,000	2,160,003
Federative Republic of Brazil
4.88%, 01/22/21Δ	120,000	128,880
10.25%, 01/10/28(B)	5,250,000	2,945,752
11.00%, 08/17/40	115,000	152,375
Hypermarcas SA
6.50%, 04/20/21 144AΔ	150,000	138,000
Telemar Norte Leste SA
5.50%, 10/23/20 144AΔ	110,000	105,600

		5,700,584

Canada — 4.6%
Canadian Government Bond
5.25%, 06/01/12(C)	4,720,000	4,633,609
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	671,776
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	2,214,957
Stone Container Finance Company of Canada II
8.47%, 07/15/14+Ω	330,000	8,250
Teck Resources, Ltd.
9.75%, 05/15/14 144A	21,000	24,905
10.25%, 05/15/16 144A	29,000	34,124

		7,587,621

Cayman Islands — 1.2%
Braskem Finance, Ltd.
7.00%, 05/07/20	180,000	183,600
Fibria Overseas Finance, Ltd.
7.50%, 05/04/20Δ	190,000	180,500
6.75%, 03/03/21 144AΔ	200,000	181,000
Odebrecht Finance, Ltd.
7.00%, 04/21/20 144A	150,000	157,875
6.00%, 04/05/23 144A	220,000	206,800
Petrobras International Finance Co.
6.88%, 01/20/40	160,000	171,176
6.75%, 01/27/41	160,000	167,200
Suzano Trading, Ltd.
5.88%, 01/23/21 144AΔ	250,000	226,875
TGI International, Ltd.
9.50%, 10/03/17Δ	130,000	140,400
Vale Overseas, Ltd.
6.88%, 11/21/36	332,000	358,925

		1,974,351

Chile — 0.3%
AES Gener SA
5.25%, 08/15/21 144A	120,000	116,758

See Notes to Schedule of Investments.	61

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	$120,000	$140,183
Colbun SA
6.00%, 01/21/20 144A	110,000	112,864
Inversiones CMPC SA
4.75%, 01/19/18 144AΔ	200,000	203,175

		572,980

Colombia — 0.5%
Ecopetrol SA
7.63%, 07/23/19Δ	260,000	305,552
Empresas Publicas de Medellin ESP
7.63%, 07/29/19 144A	120,000	138,300
Republic of Colombia
7.38%, 03/18/19	200,000	247,700
7.38%, 09/18/37Δ	160,000	209,840

		901,392

France — 0.8%
AXA SA
6.21%, 10/29/49(E)†	210,000	179,119
Compagnie Generale de Geophysique - Veritas
9.50%, 05/15/16Δ	650,000	669,500
Credit Agricole SA
8.38%, 10/29/49 144A†Δ	250,000	198,125
Dexia Credit Local
4.30%, 11/29/49(E)†	500,000	142,650
Europcar Groupe SA
9.38%, 04/15/18 144A(E)	145,000	117,529
Korreden SA
11.00%, 08/01/14(E)	69,333	29,028

		1,335,951

Germany — 5.9%
Bundesobligation
2.00%, 02/26/16(E)	910,000	1,271,130
Bundesrepublik Deutschland
4.00%, 07/04/16(E)	2,000	3,038
3.75%, 01/04/19(E)	770,000	1,188,791
3.25%, 01/04/20(E)Δ	4,240,000	6,379,797
Commerzbank AG
7.75%, 03/16/21(E)	200,000	208,114
HT1 Funding GmbH
6.35%, 07/29/49(E)†	433,000	281,353
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18 144A(E)	160,000	206,321
Rearden G Holdings EINS GmbH
7.88%, 03/30/20 144AΔ	100,000	98,000
Unitymedia Hessen NRW
8.13%, 12/01/17 144A	100,000	100,500

		9,737,044

Greece — 0.1%
Hellenic Republic Government Bond
2.30%, 07/25/30(E)	210,000	97,248

Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	150,000	1

Indonesia — 0.2%
Indonesia Government International Bond
6.63%, 02/17/37Δ	125,000	140,937
Pertamina Persero PT
5.25%, 05/23/21 144A	200,000	194,000

		334,937

Ireland — 1.4%
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	112,000	117,790
Ireland Government Bond
4.50%, 10/18/18(E)	900,000	1,030,477
5.00%, 10/18/20(E)	50,000	56,509
5.40%, 03/13/25(E)	250,000	280,677
Novatek Finance, Ltd.
6.60%, 02/03/21 144AΔ	200,000	193,250
XL Capital, Ltd.
6.25%, 05/15/27Δ	640,000	657,656

		2,336,359

Italy — 0.5%
Seat Pagine Gialle SpA
10.50%, 01/31/17(E)	129,000	114,066
Telecom Italia Capital SA
6.38%, 11/15/33	785,000	673,405
6.00%, 09/30/34	45,000	36,918

		824,389

Luxembourg — 1.6%
ArcelorMittal
7.00%, 10/15/39	190,000	169,939
6.75%, 03/01/41Δ	385,000	333,686
ConvaTec Healthcare E SA
10.88%, 12/15/18(E)	100,000	111,869
CSN Resources SA
6.50%, 07/21/20 144AΔ	150,000	157,875
CSN Resources SA
6.50%, 07/21/20Δ	100,000	104,750
Evraz Group SA
9.50%, 04/24/18	160,000	156,800
6.75%, 04/27/18 144A	240,000	202,800
Greif Luxembourg Finance SCA
7.38%, 07/15/21 144A(E)	150,000	189,909
Hannover Finance Luxembourg SA
5.75%, 09/14/40(E)†	50,000	56,612
Lecta SA
5.54%, 02/15/14(E)†	240,000	266,878
TNK-BP Finance SA
7.88%, 03/13/18Δ	410,000	430,500
Vimpel Communications OJSC Via UBS Luxembourg SA
8.25%, 05/23/16	255,000	244,800
Wind Acquisition Finance SA
7.25%, 02/15/18 144A	200,000	171,250
Wind Acquisition Holdings Finance SA
12.25%, 07/15/17 PIK(E)	7,800	8,151

		2,605,819

Malaysia — 0.7%
Malaysia Government Bond
3.84%, 08/12/15(R)	3,365,000	1,071,262

62	See Notes to Schedule of Investments.

	Par	Value
4.26%, 09/15/16(R)	$140,000	$45,521

		1,116,783

Marshall Islands — 0.1%
Teekay Corporation
8.50%, 01/15/20Δ	150,000	144,375

Mexico — 2.9%
America Movil Sab de CV
5.63%, 11/15/17	98,000	109,787
Axtel SAB de CV
7.63%, 02/01/17	20,000	16,500
9.00%, 09/22/19	58,000	49,300
Axtel SAB de CV
7.63%, 02/01/17 144A	170,000	140,250
Grupo Televisa SA
6.63%, 03/18/25Δ	100,000	110,837
6.63%, 01/15/40 144A	100,000	106,500
Kansas City Southern de Mexico SA de CV
12.50%, 04/01/16	60,000	69,450
8.00%, 02/01/18Δ	500,000	537,500
Mexican Bonos
8.00%, 06/11/20(M)	19,619,000	1,573,505
8.00%, 12/07/23(M)	26,500,000	2,118,874

		4,832,503

Netherlands — 1.4%
Clondalkin Acquisition BV
3.53%, 12/15/13 144A(E)†	66,000	81,349
Clondalkin Industries BV
8.00%, 03/15/14 144A(E)	150,000	161,774
EDP Finance BV
6.00%, 02/02/18 144A	200,000	158,695
4.90%, 10/01/19 144A	300,000	217,180
Hollandwide Parent BV
2.22%, 08/01/14(E)Ω	191,000	3,518
Indosat Palapa Co. BV
7.38%, 07/29/20 144A	100,000	100,000
Lukoil International Finance BV
6.36%, 06/07/17	200,000	202,000
OI European Group BV
6.88%, 03/31/17 144A(E)	100,000	127,276
Polish Television Holding BV
11.25%, 05/15/17 STEP 144A(E)	125,000	172,911
Swiss Reinsurance Co. Via ELM BV
5.25%, 05/25/49(E)†	400,000	423,360
UPC Holding BV
8.00%, 11/01/16(E)	154,000	193,942
VimpelCom Holdings BV
7.50%, 03/01/22 144A	200,000	161,500
Ziggo Bond Co. BV
8.00%, 05/15/18 144A(E)	250,000	323,214

		2,326,719

Norway — 1.0%
Norway Government Bond
5.00%, 05/15/15(K)	355,000	67,514
4.25%, 05/19/17(K)	8,060,000	1,538,960
Trico Shipping AS
1.00%, 05/13/14Ω@	33,104	32,938

		1,639,412

Panama — 0.3%
AES El Salvador Trust
6.75%, 02/01/16	100,000	98,500
Panama Government International Bond
7.25%, 03/15/15	1,000	1,148
6.70%, 01/26/36	296,000	359,640

		459,288

Peru — 0.5%
Peru Government Bond
7.84%, 08/12/20(P)	1,864,000	762,469
Republic of Peru
7.35%, 07/21/25	40,000	50,000
8.75%, 11/21/33	9,000	12,812
6.55%, 03/14/37	8,000	9,320

		834,601

Poland — 0.7%
Poland Government Bond
5.75%, 09/23/22(V)	3,640,000	1,087,235

Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT
4.80%, 06/15/20(E)	50,000	42,480
3.85%, 04/15/21(E)	200,000	158,974

		201,454

Russia — 0.5%
Russian Federation
7.50%, 03/31/30 STEP	711,895	801,722

South Africa — 0.2%
Edcon Proprietary, Ltd.
4.78%, 06/15/14(E)†	320,000	319,395

Supranational — 0.9%
Inter-American Development Bank
9.44%, 09/23/13(N)Ω	15,900,000,000	1,506,792

Sweden — 0.2%
Corral Petroleum Holdings AB
15.00%, 12/31/17 PIK 144A(E)	135,822	157,401
Nordea Bank AB
4.88%, 01/27/20 144AΔ	160,000	166,897

		324,298

Thailand — 0.2%
True Move Co., Ltd.
10.75%, 12/16/13 144A	361,000	386,270

Trinidad And Tobago — 0.2%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144A	240,000	286,200

Turkey — 0.2%
Turkey Government International Bond
7.50%, 07/14/17	100,000	114,415

See Notes to Schedule of Investments.	63

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.00%, 03/11/19	$100,000	$112,260
6.88%, 03/17/36Δ	73,000	78,110

		304,785

United Arab Emirates — 0.8%
DP World, Ltd.
6.85%, 07/02/37 144A	1,500,000	1,372,500

United Kingdom — 2.9%
Barclays Bank PLC
6.00%, 01/23/18(E)Δ	450,000	540,267
6.37%, 06/29/49(U)†	180,000	188,766
Boparan Holdings, Ltd.
9.88%, 04/30/18 144A(U)	100,000	121,639
DFS Furniture Holdings PLC
9.75%, 07/15/17 144A(U)	54,000	69,472
HBOS PLC
2.34%, 09/01/16(E)†	273,000	272,173
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	362,531
Ineos Group Holdings PLC
7.88%, 02/15/16(E)	250,000	231,106
Inmarsat Finance PLC
7.38%, 12/01/17 144AΔ	290,000	292,175
ISS Financing PLC
11.00%, 06/15/14(E)	212,000	296,097
Lloyds TSB Bank PLC
6.50%, 03/24/20(E)	706,000	749,706
Phones4u Finance PLC
9.50%, 04/01/18 144A(U)	130,000	149,001
Priory Group No. 3 PLC
8.88%, 02/15/19(U)Δ	100,000	130,990
Royal Bank of Scotland PLC
4.88%, 01/20/17(E)	580,000	718,221
Royal Bank of Scotland Group PLC
7.09%, 10/29/49(E)Δ	500,000	308,075
Vedanta Resources PLC
8.75%, 01/15/14Δ	210,000	205,800
6.75%, 06/07/16 144AΔ	200,000	164,000

		4,800,019

Venezuela — 0.6%
Venezuela Government International Bond
8.50%, 10/08/14Δ	26,000	23,010
5.75%, 02/26/16Δ	1,153,000	829,699
7.75%, 10/13/19Δ	90,000	57,600
9.38%, 01/13/34Δ	207,000	128,857

		1,039,166

Virgin Islands (British) — 0.1%
GTL Trade Finance, Inc.
7.25%, 10/20/17 144AΔ	189,000	199,395

Total Foreign Bonds (Cost $65,958,616)		63,337,707

MORTGAGE-BACKED SECURITIES — 1.8%
Bayview Commercial Asset Trust
0.46%, 07/25/36 144A†	200,447	150,510
Credit Suisse Mortgage Capital Certificates
5.70%, 09/15/40†	220,000	234,391
Federal National Mortgage Association
3.50%, 10/01/25 TBA	300,000	313,219
5.50%, 10/01/37 TBA	1,900,000	2,061,797
Government National Mortgage Association
4.50%, 10/21/40 TBA	100,000	108,391

Total Mortgage-Backed Securities (Cost $2,813,756)		2,868,308

MUNICIPAL BOND — 0.2%
State of Illinois, Taxable Pension, General Obligation Bond
5.10%, 06/01/33 (Cost $328,664)	435,000	393,636

U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Bonds
3.50%, 02/15/39Δ‡‡	4,660,000	5,182,065
4.25%, 05/15/39Δ	40,000	50,344
4.63%, 02/15/40	140,000	187,097
3.88%, 08/15/40	30,000	35,648

		5,455,154

U.S. Treasury Notes
4.50%, 04/30/12	30,000	30,758
1.00%, 05/15/14	10,000	10,157
2.63%, 07/31/14Δ	50,000	53,106
2.38%, 09/30/14Δ	110,000	116,351
1.75%, 07/31/15Δ	90,000	93,804
1.25%, 08/31/15Δ	90,000	92,095
1.25%, 09/30/15Δ	90,000	92,011
2.00%, 01/31/16Δ	170,000	178,766
1.88%, 10/31/17	10,000	10,377
3.38%, 11/15/19Δ	40,000	45,369
3.63%, 02/15/20Δ	20,000	23,091
2.63%, 08/15/20Δ	340,000	364,198
2.63%, 11/15/20Δ	1,300,000	1,390,390
3.63%, 02/15/21	90,000	103,985

		2,604,458

Total U.S. Treasury Obligations (Cost $7,014,661)		8,059,612

	Shares
COMMON STOCKS — 0.7%
Consumer Discretionary — 0.0%
General Motors Co.Δ*	40	807

Healthcare — 0.3%
Bristol-Myers Squibb Co.	15,400	483,252

Materials & Processing — 0.3%
Georgia Gulf Corporation*	3,161	43,717
PPG Industries, Inc.Δ	5,751	406,366
Rock-Tenn Co. Class A	133	6,474

		456,557

Media — 0.1%
Charter Communications, Inc.Δ*	2,769	129,700
Dex One CorporationΔ*	1,433	802

		130,502

64	See Notes to Schedule of Investments.

	Shares	Value
Producer Durables — 0.0%
Nortek, Inc.*	179	$3,938

Total Common Stocks (Cost $1,382,543)		1,075,056

FOREIGN COMMON STOCKS — 0.8%
Netherlands — 0.2%
Royal Dutch Shell PLC ADRΔ	6,443	396,374

Norway — 0.1%
Deep Ocean Group Holding@+	8,860	124,040

Spain — 0.5%
Repsol YPF SA ADR	15,133	397,392
Telefonica SA ADRΔ	22,180	424,082

		821,474

Total Foreign Common Stocks (Cost $1,273,319)		1,341,888

PREFERRED STOCKS — 1.6%
Bank of America Corporation CONV	602	461,126
Citigroup Capital XII	12,325	309,358
Corporation-Backed Trust Certificates	35	31
El Paso Energy Capital Trust I	500	22,360
Lucent Technologies Capital Trust I CONV	1,891	1,560,075
Preferred Blocker (GMAC), Inc.Δ	400	267,863

Total Preferred Stocks (Cost $2,410,358)		2,620,813

RIGHTS/WARRANTS — 0.0%
Buffets Restaurants Holdings, Inc.*	89	1
Charter Communications, Inc.	110	1,210
CMP Susquehanna Radio Holdings Corporation@	1,706	7,495
General Motors Co.	70	685
Nortek, Inc.@	184	204

Total Rights/Warrants (Cost $50,348)		9,595

MONEY MARKET FUNDS — 31.1%
GuideStone Money Market Fund (GS4 Class)¥	11,384,627	11,384,627
Northern Institutional Liquid Assets Portfolio§	39,836,236	39,836,236

Total Money Market Funds (Cost $51,220,863)		51,220,863

TOTAL INVESTMENTS — 122.3% (Cost $199,079,665)		201,533,702

	Par
SECURITY SOLD SHORT — (1.1)%
Federal National Mortgage Association TBA
5.50%, 10/01/37 (Cost $(1,842,375))	$(1,700,000)	$(1,842,375)

Liabilities in Excess of Other Assets — (21.2)%		(34,912,770)

NET ASSETS — 100.0%		$164,778,557

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Corporate Bonds	42.8
Foreign Bonds	38.4
Money Market Funds	31.1
U.S. Treasury Obligations	4.9
Mortgage-Backed Securities	1.8
Preferred Stocks	1.6
Foreign Common Stocks	0.8
Common Stocks	0.7
Municipal Bond	0.2
Agency Obligation	— **
Rights/Warrants	— **
Security Sold Short	(1.1)
Forward Foreign Currency Contracts	(3.9)
Future Contracts	(6.3)

111.0

**	Rounds to less than 0.005%.

See Notes to Schedule of Investments.	65

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligation	$32,999	$—	$32,999	$—
Common Stocks	1,075,056	1,075,056	—	—
Corporate Bonds	70,573,225	—	70,573,225	—
Foreign Bonds	63,337,707	—	63,329,456	8,251
Foreign Common Stocks	1,341,888	1,217,848	—	124,040
Money Market Funds	51,220,863	51,220,863	—	—
Mortgage-Backed Securities	2,868,308	—	2,868,308	—
Municipal Bond	393,636	—	393,636	—
Preferred Stocks	2,620,813	2,620,813	—	—
Rights/Warrants	9,595	9,595	—	—
U.S. Treasury Obligations	8,059,612	—	8,059,612	—

Total Assets — Investments in Securities	$201,533,702	$56,144,175	$145,257,236	$132,291

Other Financial Instruments***
Forward Foreign Currency Contracts	$976,155	$—	$976,155	$—

Total Assets — Other Financial Instruments	$976,155	$—	$976,155	$—

Liabilities:
Investments in Securities:
Security Sold Short	$(1,842,375)	$—	$(1,842,375)	$—

Total Liabilities — Investments in Securities	$(1,842,375)	$—	$(1,842,375)	$—

Other Financial Instruments***
Futures Contracts	$(933)	$(933)	$—	$—

Total Liabilities — Other Financial Instruments	$(933)	$(933)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

66	See Notes to Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stocks	Foreign Bonds	Foreign Common Stocks
Balance, 12/31/10	$11,550	$11,550	$—	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	16,635	—	(3,300)	19,935
Purchases	104,105	—	—	104,105
Sales	—	—	—	—
Transfers in and/or out of Level 3(1)(2)	1	(11,550)	11,551	—

Balance, 09/30/11	$132,291	$—	$8,251	$124,040

(1)

The Fund had foreign bonds valued at $2 as of December 31, 2010 that were transferred from Level 2 to Level 3 of the fair value hierarchy. The foreign bonds that transferred from Level 2 to Level 3 did so as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(2)	Transfers in and/or out of Level 3 reflect the re-classification of a balance from December 31, 2010.

See Notes to Schedule of Investments.	67

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS — 51.1%
Consumer Discretionary — 6.3%
Amazon.com, Inc.*	4,900	$1,059,527
AutoZone, Inc.*	2,000	638,380
Bed Bath & Beyond, Inc.*	4,860	278,527
Big Lots, Inc.*	2,300	80,109
BJ’s Wholesale Club, Inc.*	18,000	922,320
Body Central Corporation*	2,230	40,497
BorgWarner, Inc.*	7,750	469,107
Chipotle Mexican Grill, Inc.*	3,000	908,850
Coach, Inc.	8,850	458,696
Comcast Corporation Class A	2,840	59,356
Costco Wholesale Corporation	15,800	1,297,496
CROCS, Inc.*	6,100	144,387
Deckers Outdoor Corporation*	750	69,945
Dollar Tree, Inc.*	5,300	398,083
DSW, Inc.	2,490	114,988
eBay, Inc.*	17,510	516,370
Estee Lauder Cos., Inc. (The) Class A	4,600	404,064
Expedia, Inc.	3,100	79,825
Express, Inc.	6,410	130,059
Family Dollar Stores, Inc.	8,500	432,310
Finish Line, Inc. (The)	2,810	56,172
GameStop Corporation Class A*	5,320	122,892
Genuine Parts Co.	8,700	441,960
Guess ?, Inc.	1,200	34,188
Home Depot, Inc.	5,700	187,359
ITT Educational Services, Inc.*	400	23,032
J.C. Penney Co., Inc.	1,800	48,204
Liberty Media Corporation*	3,000	190,680
Lithia Motors, Inc.	2,930	42,133
Lowe’s Cos., Inc.	28,100	543,454
McDonald’s Corporation	10,700	939,674
Motorcar Parts of America, Inc.*	7,460	61,396
Netflix, Inc.*	200	22,632
NIKE, Inc. Class B	2,700	230,877
Nordstrom, Inc.	1,240	56,643
Omnicom Group, Inc.	7,000	257,880
O’Reilly Automotive, Inc.*	2,600	173,238
Panera Bread Co.*	6,460	671,452
PetSmart, Inc.	3,200	136,480
Polaris Industries, Inc.	4,000	199,880
priceline.com, Inc.*	870	391,030
Scripps Networks Interactive, Inc. Class A	7,800	289,926
Starbucks Corporation	7,380	275,200
Starwood Hotels & Resorts
Worldwide, Inc.	8,540	331,523
Steven Madden, Ltd.*	2,600	78,260
Target Corporation	1,600	78,464
Teavana Holdings, Inc.*	4,690	95,395
Time Warner, Inc.	20,300	608,391
TJX Cos., Inc.	3,100	171,957
TRW Automotive Holdings Corporation*	4,690	153,504
Tupperware Brands Corporation	2,400	128,976
Vera Bradley, Inc.*	2,770	99,858
Wal-Mart Stores, Inc.	32,100	1,665,990
Whirlpool Corporation	5,700	284,487
Williams-Sonoma, Inc.	2,530	77,899
Yum! Brands, Inc.	16,300	805,057

		18,479,039

Consumer Staples — 6.9%
Campbell Soup Co.	9,700	313,989
Church & Dwight Co., Inc.	16,900	746,980
Clorox Co. (The)	28,300	1,877,139
Coca-Cola Co. (The)	13,310	899,224
Colgate-Palmolive Co.	13,090	1,160,821
Dr Pepper Snapple Group, Inc.	39,950	1,549,261
General Mills, Inc.	9,300	357,771
H.J. Heinz Co.	9,900	499,752
Hain Celestial Group, Inc. (The)*	2,890	88,290
Hansen Natural Corporation*	2,130	185,928
Hershey Co. (The)	14,630	866,681
Hormel Foods Corporation	6,800	183,736
Kellogg Co.	13,200	702,108
Kimberly-Clark Corporation	31,000	2,201,310
Kraft Foods, Inc. Class A	1,100	36,938
Kroger Co. (The)	17,900	393,084
McCormick & Co., Inc.	8,400	387,744
Mead Johnson Nutrition Co.	2,080	143,166
PepsiCo, Inc.	10,900	674,710
Primo Water Corporation*	7,460	42,074
Procter & Gamble Co. (The)	57,700	3,645,486
Safeway, Inc.	35,600	592,028
Sanderson Farms, Inc.	1,160	55,100
Sysco Corporation	66,400	1,719,760
Walgreen Co.	7,400	243,386
Whole Foods Market, Inc.	8,600	561,666

		20,128,132

Energy — 3.3%
Anadarko Petroleum Corporation	4,590	289,400
Baker Hughes, Inc.	2,540	117,246
Brigham Exploration Co.*	9,200	232,392
Cabot Oil & Gas Corporation	2,950	182,634
Cameron International Corporation*	5,650	234,701
Chesapeake Energy Corporation	3,260	83,293
Chevron Corporation Cobalt International	29,600	2,738,592
Energy, Inc.*	6,130	47,262
Concho Resources, Inc.*	1,260	89,636
Consol Energy, Inc.	1,630	55,306
Dawson Geophysical Co.*	1,870	44,095
EQT Corporation	3,320	177,155
Exxon Mobil Corporation	50,500	3,667,815
Gulfport Energy Corporation*	3,720	89,950
Hercules Offshore, Inc.*	12,680	37,026
Key Energy Services, Inc.*	5,260	49,917
Northern Oil and Gas, Inc.*	12,990	251,876
Quicksilver Resources, Inc.*	34,160	258,933
Rowan Cos., Inc.*	3,280	99,023
Schlumberger, Ltd.	3,160	188,747
Spectra Energy Corporation	3,100	76,043
Sunoco, Inc.	500	15,505
Swift Energy Co.*	5,040	122,674
Valero Energy Corporation	22,490	399,872
Walter Energy, Inc.	1,330	79,813

		9,628,906

68	See Notes to Schedule of Investments.

	Shares	Value
Financial Services — 8.6%
57th Street General Acquisition Corporation*	11,270	$44,291
Affiliated Managers Group, Inc.*	3,720	290,346
Allstate Corporation (The)	18,700	443,003
Aon Corporation	15,900	667,482
Bank of Hawaii Corporation	16,500	600,600
Bank of the Ozarks, Inc.	4,910	102,766
Capitol Federal Financial, Inc.	200,100	2,113,056
Charles Schwab Corporation (The)	14,630	164,880
Chubb Corporation (The)	39,350	2,360,606
Citigroup, Inc.*	4,970	127,331
City National Corporation	4,800	181,248
CME Group, Inc.	720	177,408
Comerica, Inc.	5,900	135,523
Commerce Bancshares, Inc.	28,500	990,375
Cullen/Frost Bankers, Inc.	13,400	614,524
DFC Global Corporation*	5,000	109,250
Discover Financial Services	19,080	437,695
Dun & Bradstreet Corporation	5,400	330,804
Equifax, Inc.	3,800	116,812
Extra Space Storage, Inc. REIT	3,620	67,441
Factset Research Systems, Inc.	4,100	364,777
Fidelity National Title Group, Inc.	2,770	42,049
First Niagara Financial Group, Inc.	31,000	283,650
Fiserv, Inc.*	300	15,231
Fortegra Financial Corporation*	14,390	75,548
Goldman Sachs Group, Inc. (The)@	3,300	251,917
Heartland Payment Systems, Inc.	2,940	57,977
JPMorgan Chase & Co.	26,300	792,156
Knight Capital Group, Inc. Class A*	7,340	89,254
LaSalle Hotel Properties REIT	8,750	168,000
M&T Bank Corporation	5,900	412,410
MarketAxess Holdings, Inc.	4,140	107,723
Marsh & McLennan Cos., Inc.	105,300	2,794,662
Mastercard, Inc. Class A	1,550	491,598
MSCI, Inc.*	2,870	87,047
Northern Trust Corporation	61,300	2,144,274
Ocwen Financial Corporation*	8,000	105,680
Oritani Financial Corporation	10,040	129,114
People’s United Financial, Inc.	157,600	1,796,640
Piedmont Office Realty Trust, Inc. REIT	37,400	604,758
PNC Financial Services Group, Inc.	6,800	327,692
Potlatch Corporation REIT	16,100	507,472
ProAssurance Corporation	2,710	195,174
Progressive Corporation (The)	1,000	17,760
Prudential Financial, Inc.	3,220	150,889
Signature Bank*	5,720	273,016
SunTrust Banks, Inc.	17,800	319,510
SVB Financial Group*	1,600	59,200
Tanger Factory Outlet Centers REIT	3,890	101,179
Texas Capital Bancshares, Inc.*	3,630	82,946
Total System Services, Inc.	2,100	35,553
Transatlantic Holdings, Inc.	38,600	1,872,872
Travelers Cos., Inc. (The)	3,200	155,936
Visa, Inc. Class A	600	51,432
Western Union Co. (The)	15,840	242,194
WisdomTree Investments, Inc.*	9,773	68,606

		25,351,337

Healthcare — 8.6%
Abbott Laboratories	43,000	2,199,020
Achillion Pharmaceuticals, Inc.*	16,440	77,597
Aetna, Inc.	1,500	54,525
Air Methods Corporation*	1,570	99,962
Alexion Pharmaceuticals, Inc.*	5,630	360,658
Allergan, Inc.	7,270	598,903
AMERIGROUP Corporation*	2,870	111,959
AmerisourceBergen Corporation	18,580	692,477
Amgen, Inc.	9,200	505,540
Ariad Pharmaceuticals, Inc.*	2,300	20,217
Arthrocare Corporation*	8,300	238,791
Baxter International, Inc.	13,130	737,118
Becton, Dickinson and Co.	26,000	1,906,320
Biogen Idec, Inc.*	7,300	679,995
Bristol-Myers Squibb Co.	78,000	2,447,640
Bruker Corporation*	3,080	41,672
C.R. Bard, Inc.	3,300	288,882
Cardinal Health, Inc.	800	33,504
Catalyst Health Solutions, Inc.*	1,820	104,996
Celgene Corporation*	6,030	373,378
Cepheid, Inc.*	520	20,191
Cerner Corporation*	500	34,260
Cooper Cos., Inc. (The)	930	73,609
Covance, Inc.*	500	22,725
Cubist Pharmaceuticals, Inc.*	4,590	162,119
DaVita, Inc.*	3,100	194,277
DENTSPLY International, Inc.	1,700	52,173
Edwards Lifesciences Corporation*	2,360	168,221
Eli Lilly & Co.	34,200	1,264,374
Express Scripts, Inc.*	1,100	40,777
Gilead Sciences, Inc.*	8,100	314,280
Henry Schein, Inc.*	500	31,005
Humana, Inc.	600	43,638
IDEXX Laboratories, Inc.*	2,700	186,219
Infinity Pharmaceuticals, Inc.*	2,460	17,343
Johnson & Johnson	29,500	1,879,445
Laboratory Corporation of America Holdings*	6,100	482,205
McKesson Corporation	7,400	537,980
Medicis Pharmaceutical Corporation Class A	9,380	342,182
Medivation, Inc.*	2,050	34,809
Merck & Co., Inc.	56,980	1,863,816
Myriad Genetics, Inc.*	14,300	267,982
NPS Pharmaceuticals, Inc.*	3,180	20,702
Onyx Pharmaceuticals, Inc.*	20,860	626,009
Optimer Pharmaceuticals, Inc.*	1,710	23,666
Patterson Cos., Inc.	3,800	108,794
Perrigo Co.	1,100	106,821
Pfizer, Inc.	125,160	2,212,829
Pharmasset, Inc.	940	77,428
Quest Diagnostics, Inc.	1,900	93,784
Questcor Pharmaceuticals, Inc.*	11,960	326,029
Stryker Corporation	1,600	75,408
SXC Health Solutions Corporation*	950	52,915
Targacept, Inc.*	810	12,150

See Notes to Schedule of Investments.	69

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
United Therapeutics Corporation*	8,950	$335,536
UnitedHealth Group, Inc.	11,100	511,932
Universal American Corporation	1,810	18,209
Varian Medical Systems, Inc.*	400	20,864
Volcano Corporation*	690	20,445
Watson Pharmaceuticals, Inc.*	11,070	755,528
WellCare Health Plans, Inc.*	2,860	108,623
WellPoint, Inc.	2,950	192,576
Zimmer Holdings, Inc.*	300	16,050

		25,323,082

Materials & Processing — 1.5%
Airgas, Inc.	2,480	158,274
Bemis Co., Inc.	1,200	35,172
Ecolab, Inc.	3,500	171,115
EI du Pont de Nemours & Co.	34,400	1,374,968
Fastenal Co.	4,800	159,744
Freeport-McMoRan Copper & Gold, Inc.	10,700	325,815
Hexcel Corporation*	4,160	92,185
Martin Marietta Materials, Inc.	3,400	214,948
Mosaic Co. (The)	4,910	240,443
Newmont Mining Corporation	4,390	276,131
Nucor Corporation	9,730	307,857
Olin Corporation	3,130	56,371
Owens Corning*	4,510	97,777
Praxair, Inc.	500	46,740
Precision Castparts Corporation	540	83,948
Reliance Steel & Aluminum Co.	1,590	54,076
Senomyx, Inc.*	7,000	24,570
Sherwin-Williams Co. (The)	3,000	222,960
Temple-Inland, Inc.	3,210	100,698
Tronox, Inc.*	190	14,820
United States Steel Corporation	3,680	80,997
Valmont Industries, Inc.	2,790	217,453

		4,357,062

Producer Durables — 4.3%
3M Co.	7,200	516,888
Actuant Corporation, Class A	8,540	168,665
AMETEK, Inc.	4,210	138,804
Automatic Data Processing, Inc.	22,400	1,056,160
BE Aerospace, Inc.*	1,620	53,638
C.H. Robinson Worldwide, Inc.	6,040	413,559
Caterpillar, Inc.	550	40,612
Clean Harbors, Inc.*	8,100	415,530
Cummins, Inc.	2,860	233,548
Danaher Corporation	2,130	89,332
Deere & Co.	1,130	72,964
Delta Air Lines, Inc.*	53,930	404,475
Expeditors International of Washington, Inc.	2,000	81,100
FedEx Corporation	2,230	150,926
General Dynamics Corporation	2,700	153,603
Greenbrier Cos., Inc.*	5,470	63,725
Heritage-Crystal Clean, Inc.*	4,160	75,546
ITT Corporation	900	37,800
Joy Global, Inc.	3,400	212,092
KBR, Inc.	1,680	39,698
Kirby Corporation*	1,260	66,326
Knight Transportation, Inc.	23,900	318,109
Lindsay Corporation	810	43,578
Lockheed Martin Corporation	9,000	653,760
Middleby Corporation*	1,860	131,056
Norfolk Southern Corporation	1,300	79,326
Northrop Grumman Corporation	2,300	119,968
Parker Hannifin Corporation	950	59,973
Paychex, Inc.	32,800	864,936
Raytheon Co.	12,000	490,440
Republic Services, Inc.	22,500	631,350
Rockwell Automation, Inc.	14,100	789,600
Stericycle, Inc.*	7,800	629,616
Synopsys, Inc.*	5,500	133,980
Union Pacific Corporation	900	73,503
United Continental Holdings, Inc.*	8,320	161,242
United Parcel Service, Inc. Class B	27,500	1,736,625
W.W. Grainger, Inc.	700	104,678
Waste Management, Inc.	36,500	1,188,440

		12,695,171

Technology — 3.9%
Acme Packet, Inc.*	4,650	198,043
Altera Corporation	5,800	182,874
American Tower Corporation Class A*	10,900	586,420
Anaren, Inc.*	8,590	164,498
Apple, Inc.*	1,510	575,582
Applied Materials, Inc.	96,300	996,705
Broadcom Corporation Class A*	12,990	432,437
Cavium, Inc.*	1,470	39,705
Ceva, Inc.*	2,560	62,234
Citrix Systems, Inc.*	3,510	191,400
Cognizant Technology Solutions Corporation Class A*	4,230	265,221
Cypress Semiconductor Corporation	3,670	54,940
Diebold, Inc.	6,500	178,815
Digimarc Corporation*	8,160	207,101
Electronic Arts, Inc.*	15,090	308,590
EMC Corporation*	4,300	90,257
F5 Networks, Inc.*	1,660	117,943
Fortinet, Inc.	1,980	33,264
Google, Inc. Class A*	1,000	514,380
GSI Group, Inc.*	18,790	144,307
IAC/InterActiveCorp*	5,300	209,615
Informatica Corporation*	1,400	57,330
Intel Corporation	25,600	546,048
International Business Machines Corporation	5,600	980,168
Intuit, Inc.	5,500	260,920
LAM Research Corporation*	2,000	75,960
Microsoft Corporation	31,400	781,546
Molex, Inc.	53,600	904,768
NETGEAR, Inc.*	2,680	69,385
ON Semiconductor Corporation*	7,560	54,205
Oracle Corporation	8,840	254,062
QUALCOMM, Inc.	3,840	186,739
Red Hat, Inc.*	3,300	139,458
RightNow Technologies, Inc.*	1,690	55,854
Safeguard Scientifics, Inc.*	5,170	77,550
Salesforce.com, Inc.*	460	52,569

70	See Notes to Schedule of Investments.

	Shares	Value
SanDisk Corporation*	4,680	$188,838
SuccessFactors, Inc.*	9,710	223,233
Teradata Corporation*	6,870	367,751
Texas Instruments, Inc.	2,300	61,295
VeriFone Systems, Inc.*	5,080	177,902
VeriSign, Inc.	3,300	94,413
VMware, Inc.*	2,070	166,387

		11,330,712

Utilities — 7.7%
American Electric Power Co., Inc.	11,600	441,032
AT&T, Inc.	129,000	3,679,080
CenterPoint Energy, Inc.	10,800	211,896
CenturyLink, Inc.	49,400	1,636,128
Consolidated Edison, Inc.	45,800	2,611,516
Dominion Resources, Inc.	3,800	192,926
DTE Energy Co.	3,400	166,668
Duke Energy Corporation	2,400	47,976
Exelon Corporation	10,700	455,927
ITC Holdings Corporation	1,030	79,753
National Fuel Gas Co.	1,400	68,152
NextEra Energy, Inc.	1,700	91,834
Nicor, Inc.	51,600	2,838,516
NII Holdings, Inc. Class B*	9,820	264,649
NiSource, Inc.	8,880	189,854
Northeast Utilities	7,100	238,915
Oneok, Inc.	3,600	237,744
PG&E Corporation	3,800	160,778
Piedmont Natural Gas Co., Inc.	18,100	522,909
Pinnacle West Capital Corporation	3,900	167,466
Portland General Electric Co.	40,100	949,969
Public Service Enterprise Group, Inc.	13,200	440,484
Questar Corporation	26,600	471,086
Sempra Energy	18,400	947,600
Southern Co.	23,300	987,221
tw telecom, inc.*	4,500	74,340
UGI Corporation	17,800	467,606
Verizon Communications, Inc.	19,500	717,600
WGL Holdings, Inc.	72,000	2,813,040
Wisconsin Energy Corporation	2,600	81,354
Xcel Energy, Inc.	8,500	209,865

		22,463,884

Total Common Stocks (Cost $155,955,107)		149,757,325

FOREIGN COMMON STOCKS — 3.9%
Australia — 0.0%
BHP Billiton, Ltd. ADR	830	55,145

Bermuda — 0.1%
Endurance Specialty Holdings, Ltd.	1,660	56,689
Everest Re Group, Ltd.	3,300	261,954
Montpelier Re Holdings, Ltd.	3,380	59,759
Nabors Industries, Ltd.*	3,240	39,722

		418,124

Canada — 0.5%
CGX Energy, Inc.*	14,161	9,460
Eastern Platinum, Ltd.*	23,620	15,778
Goldcorp, Inc.	8,810	402,088
Grande Cache Coal Corporation*	5,160	20,484
Imperial Oil, Ltd.	9,200	330,459
Inmet Mining Corporation	1,760	74,572
Potash Corporation of Saskatchewan, Inc.	3,600	155,592
QLT, Inc.*	8,700	63,597
Rubicon Minerals Corporation*	3,690	12,694
Yamana Gold, Inc.	16,920	231,127

		1,315,851

China — 0.1%
Baidu, Inc. ADR*	630	67,353
China Construction Bank Corporation Class H	16,500	9,980
Sina Corporation*	1,690	121,021
Sohu.com, Inc.*	1,600	77,120

		275,474

France — 0.9%
Cie Generale de Geophysique-Veritas ADR*	2,170	38,235
Total S.A.	58,200	2,567,744

		2,605,979

Germany — 0.1%
Deutsche Bank AG@	3,300	254,565

Greece — 0.0%
DryShips, Inc.*	14,100	32,994

Guernsey — 0.0%
African Minerals, Ltd.*	2,581	15,363

Hong Kong — 0.1%
AIA Group, Ltd.	62,938	178,237
Li & Fung, Ltd.	40,990	68,395
Shangri-La Asia, Ltd.	42,040	80,378

		327,010

Ireland — 0.4%
Accenture PLC, Class A	6,000	316,080
Covidien PLC	4,860	214,326
Experian PLC	8,318	93,376
Shire PLC ADR	5,740	539,158

		1,162,940

Japan — 0.1%
Honda Motor Co., Ltd. ADR	4,070	118,641
Ono Pharmaceutical Co., Ltd.	1,740	103,816

		222,457

Marshall Islands — 0.0%
Ocean Rig UDW, Inc.*	102	1,545

Mexico — 0.0%
Grupo Financiero Banorte SAB de CV	32,220	95,230

Netherlands — 0.1%
Koninklijke Philips Electronics N.V.	13,100	235,039

Singapore — 0.1%
Avago Technologies, Ltd.	6,760	221,525

See Notes to Schedule of Investments.	71

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
DBS Group Holdings, Ltd.	12,870	$115,406

		336,931

South Africa — 0.0%
Harmony Gold Mining Co., Ltd. ADR	7,920	92,902

Sweden — 0.2%
Atlas Copco AB Class A	30,000	469,681

Switzerland — 0.8%
ABB, Ltd.	27,500	470,412
ACE, Ltd.	3,750	227,250
Allied World Assurance Co. Holdings AG	960	51,562
Swatch Group AG (The)	136	44,747
Tyco International, Ltd.	37,140	1,513,455
Weatherford International, Ltd.*	6,230	76,068

		2,383,494

United Kingdom — 0.4%
ARM Holdings PLC ADR	2,670	68,085
BP PLC	81,400	488,050
Capital & Counties Properties PLC	31,830	83,165
Imagination Technologies Group PLC*	7,200	46,527
Prudential PLC	4,670	40,106
Rio Tinto PLC	1,990	88,253
Vodafone Group PLC	91,700	236,338

		1,050,524

Total Foreign Common Stocks (Cost $12,160,525)		11,351,248

EXCHANGE TRADED FUNDS — 0.1%
iShares Dow Jones U.S. Real Estate Index Fund	3,090	156,261
PowerShares DB USD Index Bullish	5,640	125,800
ProShares UltraShort 2000	790	46,113

		328,174

Total Exchange Traded Funds (Cost $341,021)		328,174

EXCHANGE TRADED NOTE — 0.0%
iPath S&P 500 VIX Short-Term Futures ETN (Cost $25,487)	590	31,488

PREFERRED STOCKS — 4.4%
Apache Corporation	9,000	460,530
Bank of America Corporation	800	612,792
Hartford Financial Services Group, Inc.	11,900	229,194
Health Care REIT, Inc.	5,000	231,500
Lucent Technologies Capital Trust I	2,000	1,650,000
MetLife, Inc.	16,100	910,616
National City Capital Trust III	28,300	719,952
National City Capital Trust IV	24,500	624,015
Stanley Black & Decker, Inc.	27,820	2,703,220
Wells Fargo & Co.	4,500	4,648,770

Total Preferred Stocks (Cost $13,554,313)		12,790,589

MASTER LIMITED PARTNERSHIPS — 0.3%
El Paso Pipeline Partners LP	20,200	716,494
Spectra Energy Partners LP	8,600	242,606

Total Master Limited Partnerships (Cost $986,223)		959,100

MONEY MARKET FUND — 8.6%
GuideStone Money Market Fund (GS4 Class)¥ (Cost $25,214,252)	25,214,252	25,214,252

	Par
CORPORATE BONDS — 25.8%
Advanced Micro Devices, Inc.
6.00%, 05/01/15	$1,300,000	1,277,250
Affiliated Managers Group, Inc.
3.95%, 08/15/38	1,500,000	1,580,625
Alaska Communications Systems Group, Inc.
6.25%, 05/01/18 144A	500,000	450,625
Alere, Inc.
3.00%, 05/15/16	500,000	437,500
Alexandria Real Estate Equities, Inc.
3.70%, 01/15/27 144A	1,000,000	1,010,000
Amgen, Inc.
0.38%, 02/01/13	1,000,000	987,500
ARAMARK Corporation
8.50%, 02/01/15	500,000	508,750
Archer-Daniels-Midland Co.
0.88%, 02/15/14	1,000,000	1,000,000
Arris Group, Inc.
2.00%, 11/15/26	1,250,000	1,268,750
Avis Budget Group, Inc.
3.50%, 10/01/14	1,000,000	971,250
Bill Barrett Corporation
5.00%, 03/15/28	1,500,000	1,509,375
Boston Properties LP
2.88%, 02/15/37	234,000	236,048
Bristow Group, Inc.
3.00%, 06/15/38	1,500,000	1,500,000
Charles River Laboratories International, Inc.
2.25%, 06/15/13	1,500,000	1,481,250
Chesapeake Energy Corporation
2.50%, 05/15/37	1,750,000	1,675,625
CIT Group, Inc.
7.00%, 05/01/15	500,000	496,875
DaVita, Inc.
6.63%, 11/01/20	500,000	482,500
Equinix, Inc.
2.50%, 04/15/12	1,250,000	1,281,250
Euronet Worldwide, Inc.
3.50%, 10/15/25	1,000,000	995,000
Exterran Holdings, Inc.
4.25%, 06/15/14	1,500,000	1,368,750
Frontier Communications Corporation
8.50%, 04/15/20	500,000	487,500
General Cable Corporation
0.88%, 11/15/13	1,500,000	1,380,000
Gilead Sciences, Inc.
1.00%, 05/01/14	1,250,000	1,357,812
Goodrich Petroleum Corporation
5.00%, 10/01/29	1,500,000	1,359,375

72	See Notes to Schedule of Investments.

	Par	Value
Group 1 Automotive, Inc.
2.25%, 06/15/36 STEP	$1,250,000	$1,225,000
Hanesbrands, Inc.
6.38%, 12/15/20	500,000	487,500
Health Care REIT, Inc.
3.00%, 12/01/29	1,250,000	1,326,562
Helix Energy Solutions Group, Inc.
3.25%, 12/15/25	1,250,000	1,231,250
Hercules Offshore, Inc.
3.38%, 06/01/38 STEP	1,000,000	905,000
Hologic, Inc.
2.00%, 12/15/37 STEP	1,250,000	1,176,562
Hornbeck Offshore Services, Inc.
1.63%, 11/15/26 STEP	1,500,000	1,420,350
Host Hotels & Resorts LP
3.25%, 04/15/24 144A@	2,576,000	2,640,400
2.63%, 04/15/27 144A	1,000,000	1,007,500
Iconix Brand Group, Inc.
1.88%, 06/30/12	500,000	493,750
2.50%, 06/01/16 144A	750,000	703,125
Integra LifeSciences Holdings Corporation
2.38%, 06/01/12 144A	750,000	746,250
Intel Corporation
2.95%, 12/15/35	234,000	238,388
Interpublic Group of Cos., Inc. (The)
4.25%, 03/15/23	1,500,000	1,520,625
Janus Capital Group, Inc.
3.25%, 07/15/14	348,000	340,605
Jarden Corporation
7.50%, 05/01/17	500,000	512,500
Leap Wireless International, Inc.
4.50%, 07/15/14	2,000,000	1,782,500
Lennar Corporation
2.00%, 12/01/20 144A	1,500,000	1,413,750
Level 3 Communications, Inc.
3.50%, 06/15/12	1,000,000	991,250
Liberty Interactive LLC
3.13%, 03/30/23	500,000	539,375
Life Technologies Corporation
1.50%, 02/15/24	478,000	485,170
LifePoint Hospitals, Inc.
3.50%, 05/15/14	4,643,000	4,724,252
Lincare Holdings, Inc.
2.75%, 11/01/37	1,933,000	1,974,076
Linear Technology Corporation
3.00%, 05/01/27	1,250,000	1,281,250
Medtronic, Inc.
1.63%, 04/15/13	1,000,000	1,006,250
Meritor, Inc.
4.63%, 03/01/26 STEP	500,000	384,375
Microchip Technology, Inc.
2.13%, 12/15/37	601,000	696,409
Micron Technology, Inc.
1.88%, 06/01/14	1,250,000	1,173,438
Mylan, Inc.
1.25%, 03/15/12	1,150,000	1,152,875
NBTY, Inc.
9.00%, 10/01/18	500,000	514,375
Newmont Mining Corporation
3.00%, 02/15/12	225,000	311,906
NuVasive, Inc.
2.75%, 07/01/17	1,000,000	840,000
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 144A	1,750,000	1,583,750
Patriot Coal Corporation
3.25%, 05/31/13	1,750,000	1,625,312
Peabody Energy Corporation
4.75%, 12/15/41	1,712,000	1,780,480
ProLogis LP
3.25%, 03/15/15	1,250,000	1,242,188
RadioShack Corporation
2.50%, 08/01/13 144A	1,250,000	1,210,938
Rayonier TRS Holdings, Inc.
3.75%, 10/15/12	552,000	621,000
SanDisk Corporation
1.00%, 05/15/13	1,500,000	1,458,750
SBA Communications Corporation
1.88%, 05/01/13	750,000	781,875
SESI LLC
1.50%, 12/15/26 STEP	1,000,000	1,000,000
Teva Pharmaceutical Finance Co. LLC
0.25%, 02/01/26	500,000	514,375
Trinity Industries, Inc.
3.88%, 06/01/36	2,000,000	1,807,500
tw telecom, inc.
2.38%, 04/01/26	452,000	497,200
WebMD Health Corporation
2.25%, 03/31/16 144A	1,000,000	896,250
Xm Satellite Radio, Inc.
7.00%, 12/01/14 144A	300,000	351,918

Total Corporate Bonds (Cost $77,114,864)		75,721,764

	Number of Contracts
PURCHASED OPTION — 0.0%
Call Option — 0.0%
First Solar, Inc., Strike Price $85.00, Expires 10/22/11 (KS) (Cost $13,915)	50	2,750

TOTAL INVESTMENTS — 94.2% (Cost $285,365,707)		276,156,690

	Shares
COMMON STOCKS SOLD SHORT — (7.1)%
Consumer Discretionary — (1.1)%
Ascena Retail Group, Inc.	(1,190)	(32,213)
Buckle, Inc. (The)	(1,900)	(73,074)
Cablevision Systems Corporation	(3,760)	(59,145)
CarMax, Inc.*	(6,450)	(153,833)
Chico’s FAS, Inc.	(6,350)	(72,580)
Columbia Sportswear Co.	(2,720)	(126,208)
Dick’s Sporting Goods, Inc.*	(2,110)	(70,601)
Discovery Communications, Inc.*	(4,680)	(176,062)
Dunkin’ Brands Group, Inc.*	(2,940)	(81,438)
Foot Locker, Inc.	(2,870)	(57,658)
Genuine Parts Co.	(4,850)	(246,380)
Group 1 Automotive, Inc.	(1,100)	(39,105)
Jarden Corporation	(1,750)	(49,455)

See Notes to Schedule of Investments.	73

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Johnson Controls, Inc.	(8,870)	$(233,902)
Lamar Advertising Co.*	(9,170)	(156,165)
Lowe’s Cos., Inc.	(3,200)	(61,888)
Marriott International, Inc. Class A	(7,130)	(194,221)
Mattel, Inc.	(11,850)	(306,796)
Mohawk Industries, Inc.*	(2,170)	(93,115)
Movado Group, Inc.	(4,650)	(56,637)
Nu Skin Enterprises, Inc.	(1,500)	(60,780)
Omnicom Group, Inc.	(3,930)	(144,781)
O’Reilly Automotive, Inc.*	(1,210)	(80,622)
Rent-A-Center, Inc.	(1,610)	(44,194)
Scripps Networks Interactive, Inc. Class A	(1,080)	(40,144)
Shutterfly, Inc.	(1,340)	(55,181)
Tupperware Brands Corporation	(3,940)	(211,736)
Urban Outfitters, Inc.*	(3,580)	(79,906)
Wal-Mart Stores, Inc.	(2,400)	(124,560)
Whirlpool Corporation	(810)	(40,427)
Zumiez, Inc.*	(2,300)	(40,273)

		(3,263,080)

Consumer Staples — (0.3)%
Coffee Holding Co., Inc.	(3,240)	(24,300)
Diamond Foods, Inc.	(810)	(64,630)
General Mills, Inc.	(4,210)	(161,959)
H.J. Heinz Co.	(7,790)	(393,239)
Kroger Co. (The)	(3,130)	(68,735)
McCormick & Co., Inc.	(1,630)	(75,241)

		(788,104)

Energy — (0.9)%
Alpha Natural Resources, Inc.*	(2,330)	(41,218)
Apache Corporation	(1,350)	(108,324)
Approach Resources, Inc.*	(3,400)	(57,766)
CARBO Ceramics, Inc.	(260)	(26,658)
ConocoPhillips	(4,830)	(305,836)
Continental Resources, Inc.*	(4,380)	(211,861)
Diamond Offshore Drilling, Inc.	(1,190)	(65,140)
EOG Resources, Inc.	(2,720)	(193,147)
EXCO Resources, Inc.	(5,220)	(55,958)
Halliburton Co.	(2,530)	(77,216)
Helmerich & Payne, Inc.	(1,170)	(47,502)
HollyFrontier Corporation	(4,580)	(120,088)
Marathon Oil Corporation	(4,060)	(87,615)
National Oilwell Varco, Inc.	(6,030)	(308,857)
Oasis Petroleum, Inc.*	(12,540)	(280,018)
Patterson-UTI Energy, Inc.	(3,630)	(62,944)
Pioneer Natural Resources Co.	(840)	(55,247)
Rosetta Resources, Inc.*	(2,070)	(70,835)
SandRidge Energy, Inc.*	(5,440)	(30,246)
Southwestern Energy Co.*	(3,210)	(106,989)
Ultra Petroleum Corporation*	(10,750)	(297,990)
Whiting Petroleum Corporation*	(2,650)	(92,962)

		(2,704,417)

Financial Services — (1.7)%
American Express Co.	(4,290)	(192,621)
Artio Global Investors, Inc.	(5,600)	(44,576)
Bank of America Corporation	(6,760)	(41,371)
Bank of Hawaii Corporation	(3,360)	(122,304)
Berkshire Hathaway, Inc.*	(1,140)	(80,986)
Capital One Financial Corporation	(8,850)	(350,726)
Cohen & Steers, Inc.	(4,040)	(116,150)
Commerce Bancshares, Inc.	(5,690)	(197,727)
Evercore Partners, Inc.	(3,800)	(86,640)
Factset Research Systems, Inc.	(5,550)	(493,783)
Fair Isaac Corporation	(3,620)	(79,025)
First Cash Financial Services, Inc.*	(3,030)	(127,108)
Franklin Resources, Inc.	(2,430)	(232,405)
Global Payments, Inc.	(8,560)	(345,738)
Green Dot Corporation*	(1,800)	(56,376)
Hospitality Properties Trust REIT	(7,660)	(162,622)
IntercontinentalExchange, Inc.	(1,350)	(159,651)
Investment Technology Group, Inc.*	(4,070)	(39,845)
Jones Lang Lasalle, Inc.	(1,270)	(65,799)
Legg Mason, Inc.	(9,700)	(249,387)
LPL Investment Holdings, Inc.*	(4,790)	(121,762)
Marsh & McLennan Cos., Inc.	(15,650)	(415,351)
Mid-America Apartment Communities, Inc. REIT	(2,750)	(165,605)
Northern Trust Corporation	(6,150)	(215,127)
Progressive Corporation (The)	(3,890)	(69,086)
Prosperity Bancshares, Inc.	(2,710)	(88,563)
Public Storage REIT	(730)	(81,285)
Travelers Cos., Inc. (The)	(5,060)	(246,574)
Unum Group	(3,860)	(80,906)
W.R. Berkley Corporation	(2,830)	(84,023)
Wells Fargo & Co.	(3,720)	(89,726)
Weyerhaeuser Co. REIT	(5,410)	(84,126)

		(4,986,974)

Healthcare — (1.3)%
Amedisys, Inc.*	(1,390)	(20,600)
Amgen, Inc.	(12,650)	(695,117)
AVANIR Pharmaceuticals, Inc.*	(11,110)	(31,775)
Becton Dickinson and Co.	(7,330)	(537,436)
C.R. Bard, Inc.	(6,920)	(605,777)
DENTSPLY International, Inc.	(4,600)	(141,174)
Endo Pharmaceuticals Holdings, Inc.*	(1,620)	(45,344)
IDEXX Laboratories, Inc.*	(3,740)	(257,948)
IPC The Hospitalist Co., Inc.*	(1,310)	(46,754)
Laboratory Corporation of America Holdings*	(860)	(67,983)
Life Technologies Corporation*	(1,210)	(46,500)
Luminex Corporation*	(1,110)	(24,609)
MAKO Surgical Corporation*	(1,890)	(64,676)
Medtronic, Inc.	(4,030)	(133,957)
Sangamo Biosciences, Inc.*	(4,290)	(18,661)
Spectrum Pharmaceuticals, Inc.*	(2,980)	(22,737)
St. Jude Medical, Inc.	(12,220)	(442,242)
Vertex Pharmaceuticals, Inc.*	(2,060)	(91,587)
Viropharma, Inc.*	(3,570)	(64,510)
Zimmer Holdings, Inc.*	(6,830)	(365,405)

		(3,724,792)

Materials & Processing — (0.3)%
Alcoa, Inc.	(26,890)	(257,337)
MolyCorporation, Inc.*	(940)	(30,898)
Scotts Miracle-Gro Co. (The)	(6,900)	(307,740)
Sigma-Aldrich Corporation	(1,840)	(113,694)
Solutia, Inc.*	(19,910)	(255,843)
Westlake Chemical Corporation	(3,150)	(107,982)

		(1,073,494)

74	See Notes to Schedule of Investments.

	Shares	Value
Producer Durables — (0.6)%
3M Co.	(2,570)	$(184,500)
CSX Corporation	(4,070)	(75,987)
Darling International, Inc.*	(12,810)	(161,278)
Donaldson Co., Inc.	(4,700)	(257,560)
Honeywell International, Inc.	(790)	(34,689)
Lexmark International, Inc. Class A*	(1,500)	(40,545)
Lockheed Martin Corporation	(2,470)	(179,421)
MSC Industrial Direct Co., Inc.	(710)	(40,087)
Nordson Corporation	(3,940)	(156,575)
Paychex, Inc.	(5,240)	(138,179)
Robert Half International, Inc.	(6,020)	(127,744)
Southwest Airlines Co.	(19,340)	(155,494)
Stericycle, Inc.*	(590)	(47,625)
Waste Connections, Inc.	(2,710)	(91,652)

		(1,691,336)

Technology — (0.9)%
Adobe Systems, Inc.*	(2,600)	(62,842)
Amphenol Corporation Class A	(1,350)	(55,039)
Atmel Corporation*	(11,980)	(96,679)
Autodesk, Inc.*	(4,820)	(133,900)
Blue Coat Systems, Inc.*	(2,560)	(35,533)
Carpenter Technology Corporation	(7,490)	(336,226)
Ciena Corporation*	(3,970)	(44,464)
Corning, Inc.	(4,580)	(56,609)
Cymer, Inc.*	(1,420)	(52,796)
Dell, Inc.*	(16,170)	(228,805)
Gartner, Inc.*	(2,320)	(80,898)
Juniper Networks, Inc.*	(2,880)	(49,709)
KLA-Tencor Corporation	(1,270)	(48,616)
Linear Technology Corporation	(1,820)	(50,323)
Maxim Integrated Products, Inc.	(6,960)	(162,377)
MICROS Systems, Inc.*	(1,090)	(47,862)
MicroStrategy, Inc.*	(460)	(52,472)
NetApp, Inc.*	(1,290)	(43,783)
QLogic Corporation*	(6,420)	(81,406)
Riverbed Technology, Inc.*	(9,910)	(197,803)
Sanmina-SCI Corporation*	(8,990)	(60,053)
Synaptics, Inc.*	(5,010)	(119,739)
Tech Data Corporation*	(4,950)	(213,988)
Tellabs, Inc.	(9,610)	(41,227)
Vishay Intertechnology, Inc.*	(14,360)	(120,049)
Xilinx, Inc.	(2,920)	(80,125)

		(2,553,323)

Total Common Stocks Sold Short (Cost $(21,864,902))		(20,785,520)

FOREIGN COMMON STOCKS SOLD SHORT — (1.5)%
Austria — 0.0%
Erste Group Bank AG	(3,086)	(78,705)

Bahamas — 0.0%
Steiner Leisure, Ltd.*	(1,990)	(81,132)

Bermuda — (0.1)%
Arch Capital Group, Ltd.*	(5,070)	(165,662)
Orient-Express Hotels, Ltd.*	(6,070)	(41,944)

		(207,606)

Brazil — 0.0%
Banco Bradesco S.A.	(5,330)	(78,831)
Fibria Celulose S.A.	(7,750)	(58,667)

		(137,498)

Canada — (0.3)%
Agnico-Eagle Mines, Ltd.	(1,080)	(64,282)
Agrium, Inc.	(1,960)	(130,654)
Barrick Gold Corporation	(3,200)	(149,280)
Encana Corporation	(10,810)	(207,660)
Oncolytics Biotech, Inc.*	(8,100)	(28,188)
Royal Bank of Canada*	(3,060)	(139,903)
Taseko Mines, Ltd.*	(10,570)	(26,953)
Teck Resources, Ltd.	(2,720)	(79,397)

		(826,317)

Chile — 0.0%
Banco Santander Chile	(1,110)	(81,563)

China — (0.2)%
Aluminum Corporation of China, Ltd. ADR	(5,810)	(60,656)
China Merchants Bank Co., Ltd.	(50,430)	(76,285)
Ctrip.com International, Ltd. ADR*	(1,340)	(43,094)
Feihe International, Inc.*	(4,850)	(26,190)
Home Inns & Hotels Management, Inc. ADR*	(750)	(19,328)
Li Ning Co., Ltd.	(59,050)	(60,410)
Noah Holdings, Ltd. ADR*	(2,070)	(19,044)
Shanda Interactive Entertainment, Ltd. ADR*	(3,470)	(102,504)
Sohu.com, Inc.*	(650)	(31,330)

		(438,841)

Finland — 0.0%
Nokia OYJ ADR	(8,960)	(50,714)

France — 0.0%
Alcatel-Lucent ADR*	(17,680)	(50,035)
Eramet	(340)	(46,942)

		(96,977)

Hong Kong — (0.1)%
Brilliance China Automotive
Holdings, Ltd.*	(44,353)	(34,388)
Hang Seng Bank, Ltd.	(8,720)	(102,152)
United Laboratories International Holdings, Ltd. (The)*	(125,076)	(94,846)

		(231,386)

India — 0.0%
Infosys, Ltd. ADR	(1,680)	(85,798)

Ireland — 0.0%
Alkermes PLC	(2,990)	(45,627)
Amarin Corporation PLC ADR*	(7,000)	(64,400)

		(110,027)

Japan — (0.1)%
Eisai Co., Ltd.	(4,020)	(162,201)

Mexico — (0.1)%
Compartamos SAB de CV	(58,830)	(79,537)
Fresnillo PLC	(2,450)	(59,896)

		(139,433)

See Notes to Schedule of Investments.	75

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Netherlands — (0.1)%
Chicago Bridge & Iron Co. NV	(4,430)	$(126,831)
Sensata Technologies Holding NV*	(2,760)	(73,030)
Tornier NV*	(2,540)	(52,044)

		(251,905)

Peru — (0.1)%
Credicorp, Ltd.	(1,630)	(150,286)

South Africa — 0.0%
AngloGold Ashanti, Ltd. ADR	(2,010)	(83,134)

South Korea — 0.0%
POSCO ADR	(900)	(68,409)

Sweden — (0.1)%
Hennes & Mauritz AB	(5,340)	(159,889)
Telefonaktiebolaget LM Ericsson ADR	(15,010)	(143,346)

		(303,235)

Switzerland — (0.1)%
Cie Financiere Richemont SA	(850)	(38,402)
Glencore International PLC	(15,310)	(96,190)
STMicroelectronics NV	(7,880)	(51,220)
Xstrata PLC	(12,080)	(152,543)

		(338,355)

United Kingdom — (0.2)%
Aegis Group PLC	(31,330)	(60,357)
Anglo American PLC	(971)	(33,413)
BP PLC ADR	(2,310)	(83,322)
Ensco PLC ADR	(1,890)	(76,412)
Land Securities Group PLC REIT	(4,680)	(46,513)
Willis Group Holdings PLC	(4,210)	(144,698)

		(444,715)

Virgin Islands (British) — 0.0%
UTi Worldwide, Inc.	(3,420)	(44,597)

Total Foreign Common Stocks Sold Short (Cost $(4,728,723))		(4,412,834)

EXCHANGE TRADED FUNDS SOLD SHORT — (1.9)%
Financial Select Sector SPDR Fund	(7,790)	(92,156)
Health Care Select Sector SPDR Fund	(2,570)	(81,520)
Industrial Select Sector SPDR Fund	(2,950)	(86,199)
iShares MSCI Brazil Index Fund	(2,270)	(118,131)
iShares MSCI Emerging Markets Index Fund	(1,820)	(63,828)
iShares Nasdaq Biotechnology Index Fund	(2,500)	(233,375)
iShares Russell 2000 Growth Index Fund	(18,410)	(1,241,297)
Materials Select Sector SPDR Fund	(11,850)	(347,442)
Oil Services HOLDRs Trust	(2,000)	(206,220)
PowerShares QQQ Trust, Series 1	(3,850)	(202,202)
SPDR S&P 500 ETF Trust	(10,940)	(1,238,080)
SPDR S&P Metals & Mining ETF	(4,020)	(180,176)
SPDR S&P Oil & Gas Exploration & Production ETF	(11,300)	(483,640)
SPDR S&P Retail ETF	(11,860)	(548,169)
United States Brent Oil Fund, LP	(1,200)	(81,168)
United States Natural Gas Fund LP	(16,280)	(146,683)
Vanguard Small-Cap Growth ETF	(4,790)	(320,259)

		(5,670,545)

Total Exchange Traded Funds Sold Short (Cost $(6,030,261))		(5,670,545)

EXCHANGE TRADED NOTE SOLD SHORT — 0.0%
iPath Dow Jones-UBS Copper Subindex Total Return (Cost $(117,687))	(2,450)	(98,514)

Liabilities in Excess of Other Assets — 16.3%		47,806,100

NET ASSETS — 100.0%		$292,995,377

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	25.8
Financial Services	8.6
Healthcare	8.6
Money Market Fund	8.6
Utilities	7.7
Consumer Staples	6.9
Consumer Discretionary	6.3
Preferred Stocks	4.4
Producer Durables	4.3
Foreign Common Stocks	3.9
Technology	3.9
Energy	3.3
Materials & Processing	1.5
Futures Contracts	1.1
Master Limited Partnerships	0.3
Exchange Traded Funds	0.1
Exchange Traded Note	—	**
Forward Foreign Currency Contracts	—	**
Purchased Options	—	**
Foreign Common Stocks Sold Short	(1.5)
Exchange Traded Funds Sold Short	(1.9)
Common Stocks Sold Short	(7.1)

	84.8

**	Rounds to less than 0.005%.

76	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$149,757,325	$149,505,408	$251,917	$—
Corporate Bonds	75,721,764	—	75,721,764	—
Exchange Traded Funds	328,174	328,174	—	—
Exchange Traded Note	31,488	31,488	—	—
Foreign Common Stocks	11,351,248	5,661,671	5,689,577	—
Master Limited Partnerships	959,100	959,100	—	—
Money Market Fund	25,214,252	25,214,252	—	—
Preferred Stocks	12,790,589	12,790,589	—	—
Purchased Option	2,750	—	2,750	—

Total Assets — Investments in Securities	$276,156,690	$194,490,682	$81,666,008	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$51,744	$—	$51,744	$—

Total Assets — Other Financial Instruments	$51,744	$—	$51,744	$—

Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(20,785,520)	$(20,785,520)	$—	$—
Exchange Traded Funds Sold Short	(5,670,545)	(5,670,545)	—	—
Exchange Traded Note Sold Short	(98,514)	(98,514)	—	—
Foreign Common Stocks Sold Short	(4,412,834)	(3,205,892)	(1,206,942)	—

Total Liabilities — Investments in Securities	$(30,967,413)	$(29,760,471)	$(1,206,942)	$—

Other Financial Instruments***
Futures Contracts	$(139,196)	$(139,196)	$—	$—

Total Liabilities — Other Financial Instruments	$(139,196)	$(139,196)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedule of Investments.	77

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.1%
Consumer Discretionary — 12.0%
Amazon.com, Inc.*	7,002	$1,514,042
Apollo Group, Inc. Class A*	2,329	92,252
AutoNation, Inc.Δ*	973	31,895
AutoZone, Inc.*	550	175,555
Avon Products, Inc.	8,252	161,739
Bed Bath & Beyond, Inc.*	4,777	273,770
Best Buy Co., Inc.Δ	5,770	134,441
Big Lots, Inc.*	1,121	39,044
Cablevision Systems Corporation	4,428	69,652
CarMax, Inc.Δ*	4,332	103,318
Carnival CorporationΔ	8,908	269,912
CBS Corporation Class B	12,851	261,903
Chipotle Mexican Grill, Inc.Δ*	598	181,164
Coach, Inc.Δ	5,470	283,510
Comcast Corporation Class AΔ	53,129	1,110,396
Costco Wholesale CorporationΔ	8,385	688,576
Darden Restaurants, Inc.Δ	2,620	112,005
DeVry, Inc.	1,239	45,793
DIRECTV, Class A*	14,177	598,978
Discovery Communications, Inc.*	5,361	201,681
DR Horton, Inc.	5,688	51,420
eBay, Inc.Δ*	21,932	646,775
Estee Lauder Cos., Inc. (The) Class A	2,189	192,282
Expedia, Inc.Δ	3,831	98,648
Family Dollar Stores, Inc.Δ	2,345	119,267
Ford Motor Co.*	72,933	705,262
GameStop Corporation Class AΔ*	2,874	66,389
Gannett Co., Inc.Δ	4,704	44,829
Gap, Inc. (The)Δ	6,744	109,523
Genuine Parts Co.Δ	2,997	152,248
Goodyear Tire & Rubber Co. (The)*	4,988	50,329
H&R Block, Inc.Δ	5,850	77,864
Harley-Davidson, Inc.Δ	4,541	155,893
Harman International Industries, Inc.	1,346	38,469
Hasbro, Inc.	2,303	75,101
Home Depot, Inc.	30,092	989,124
Interpublic Group of Companies, Inc.Δ	9,393	67,630
J.C. Penney Co., Inc.Δ	2,818	75,466
Johnson Controls, Inc.Δ	13,020	343,337
Kohl’s Corporation	5,396	264,944
Leggett & Platt, Inc.	2,803	55,471
Lennar Corporation Class A	3,110	42,109
Limited Brands, Inc.	4,852	186,851
Lowe’s Cos., Inc.	24,252	469,034
Macy’s, Inc.Δ	8,198	215,771
Marriott International, Inc. Class AΔ	5,456	148,621
Marriott International, Ltd. Placeholder Shares+	82,125	—
Mattel, Inc.Δ	6,665	172,557
McDonald’s Corporation	19,925	1,749,814
McGraw-Hill Co., Inc. (The)	5,845	239,645
Netflix, Inc.Δ*	1,014	114,744
Newell Rubbermaid, Inc.	5,589	66,341
News CorporationΔ	43,874	678,731
NIKE, Inc. Class B	7,286	623,026
Nordstrom, Inc.Δ	3,233	147,683
Omnicom Group, Inc.	5,390	198,568
O’Reilly Automotive, Inc.*	2,642	176,036
priceline.com, Inc.*	953	428,335
PulteGroup, Inc.Δ*	6,461	25,521
Ralph Lauren CorporationΔ	1,237	160,439
Ross Stores, Inc.	2,250	177,053
Scripps Networks Interactive, Inc. Class A	1,906	70,846
Sears Holdings CorporationΔ*	670	38,538
Snap-on, Inc.	1,158	51,415
Stanley Black & Decker, Inc.	3,226	158,397
Staples, Inc.	13,681	181,957
Starbucks Corporation	14,398	536,901
Starwood Hotels & Resorts Worldwide, Inc.Δ	3,749	145,536
Target Corporation	13,014	638,207
Tiffany & Co.	2,450	149,009
Time Warner Cable, Inc.Δ	6,254	391,938
Time Warner, Inc.Δ	20,121	603,026
TJX Cos., Inc.Δ	7,233	401,215
Urban Outfitters, Inc.Δ*	2,249	50,198
VF Corporation	1,681	204,275
Wal-Mart Stores, Inc.	33,814	1,754,947
Walt Disney Co. (The)Δ	35,735	1,077,768
Washington Post Co. (The)Δ	98	32,043
Whirlpool CorporationΔ	1,462	72,968
Wyndham Worldwide Corporation	3,265	93,085
Yum! Brands, Inc.	8,940	441,547

		23,844,592

Consumer Staples — 8.2%
Archer-Daniels-Midland Co.Δ	13,097	324,936
Campbell Soup Co.Δ	3,495	113,133
Clorox Co. (The)Δ	2,563	170,004
Coca-Cola Co. (The)	44,168	2,983,990
Coca-Cola Enterprises, Inc.	6,242	155,301
Colgate-Palmolive Co.Δ	9,384	832,173
ConAgra Foods, Inc.	7,857	190,296
CVS Caremark Corporation	26,036	874,289
Dean Foods Co.*	3,527	31,284
Dr Pepper Snapple Group, Inc.Δ	4,255	165,009
General Mills, Inc.	12,525	481,837
H.J. Heinz Co.	6,177	311,815
Hershey Co. (The)	2,946	174,521
Hormel Foods CorporationΔ	2,583	69,793
J.M. Smucker Co. (The)	2,228	162,399
Kellogg Co.Δ	4,804	255,525
Kimberly-Clark CorporationΔ	7,540	535,415
Kraft Foods, Inc. Class AΔ	34,060	1,143,735
Kroger Co. (The)Δ	11,640	255,614
McCormick & Co., Inc.	2,535	117,016
Mead Johnson Nutrition Co.	3,925	270,158
PepsiCo, Inc.	30,520	1,889,188
Procter & Gamble Co. (The)	52,869	3,340,263
Safeway, Inc.Δ	6,803	113,134
Sara Lee Corporation	11,248	183,905
SUPERVALU, Inc.Δ	4,104	27,333
Sysco CorporationΔ	11,574	299,767
Tyson Foods, Inc. Class A	5,763	100,046
Walgreen Co.Δ	17,571	577,910
Whole Foods Market, Inc.Δ	3,047	198,999

		16,348,788

78	See Notes to Schedule of Investments.

	Shares	Value
Energy — 11.5%
Alpha Natural Resources, Inc.*	4,345	$76,863
Anadarko Petroleum
CorporationΔ	9,557	602,569
Apache Corporation	7,360	590,566
Baker Hughes, Inc.Δ	8,350	385,436
Cabot Oil & Gas Corporation	2,007	124,253
Cameron International Corporation*	4,706	195,487
Chesapeake Energy CorporationΔ	12,636	322,850
Chevron Corporation	38,605	3,571,735
ConocoPhillips	26,570	1,682,412
Consol Energy, Inc.Δ	4,348	147,528
Denbury Resources, Inc.*	7,628	87,722
Devon Energy CorporationΔ	8,124	450,395
Diamond Offshore Drilling, Inc.Δ	1,330	72,804
El Paso Corporation	14,774	258,249
EOG Resources, Inc.Δ	5,155	366,057
EQT Corporation	2,869	153,090
Exterran Holdings, Inc.*	13	126
Exxon Mobil Corporation	93,752	6,809,208
First Solar, Inc.Δ*	1,151	72,755
FMC Technologies, Inc.Δ*	4,613	173,449
Halliburton Co.	17,828	544,111
Helmerich & Payne, Inc.Δ	2,051	83,271
Hess Corporation	5,805	304,530
Marathon Oil CorporationΔ	13,671	295,020
Marathon Petroleum CorporationΔ	6,842	185,144
Murphy Oil CorporationΔ	3,710	163,834
National Oilwell Varco, Inc.	8,125	416,162
Newfield Exploration Co.*	2,539	100,773
Noble Energy, Inc.	3,387	239,800
Occidental Petroleum Corporation	15,737	1,125,195
Peabody Energy Corporation	5,193	175,939
Pioneer Natural Resources Co.Δ	2,243	147,522
QEP Resources, Inc.Δ	3,403	92,119
Range Resources Corporation	3,088	180,524
Rowan Cos., Inc.*	2,445	73,815
Schlumberger, Ltd.	26,063	1,556,743
Southwestern Energy Co.*	6,680	222,644
Spectra Energy Corporation	12,486	306,282
Sunoco, Inc.	2,334	72,377
Tesoro Corporation*	2,765	53,835
Valero Energy Corporation	10,958	194,833
Williams Cos., Inc. (The)	11,306	275,188

		22,953,215

Financial Services — 14.4%
Aflac, Inc.	8,987	314,096
Allstate Corporation (The)Δ	10,044	237,942
American Express Co.	20,079	901,547
American International Group, Inc.Δ*	8,387	184,095
Ameriprise Financial, Inc.	4,657	183,299
Aon Corporation	6,347	266,447
Apartment Investment & Management Co. Class A REITΔ	2,314	51,186
Assurant, Inc.	1,697	60,753
AvalonBay Communities, Inc. REITΔ	1,852	211,221
Bank of America Corporation	194,619	1,191,068
Bank of New York Mellon Corporation (The)	23,794	442,330
BB&T Corporation	13,288	283,433
Berkshire Hathaway, Inc.*	33,903	2,408,469
BlackRock, Inc.Δ	1,927	285,215
Boston Properties, Inc. REITΔ	2,793	248,856
Capital One Financial CorporationΔ	8,812	349,220
CB Richard Ellis Group, Inc. Class A*	6,321	85,081
Charles Schwab Corporation (The)	20,859	235,081
Chubb Corporation (The)	5,428	325,626
Cincinnati Financial CorporationΔ	3,141	82,703
Citigroup, Inc.*	56,080	1,436,770
CME Group, Inc.	1,288	317,363
Comerica, Inc.	3,797	87,217
Discover Financial Services	10,474	240,274
Dun & Bradstreet Corporation	1,022	62,608
E*TRADE Financial Corporation*	4,860	44,275
Equifax, Inc.Δ	2,346	72,116
Equity Residential REITΔ	5,667	293,947
Federated Investors, Inc. Class BΔ	1,746	30,607
Fidelity National Information Services, Inc.	4,773	116,079
Fifth Third Bancorp	17,546	177,215
First Horizon National Corporation	5,011	29,866
First Horizon National Corporation Placeholder Shares+	271,852	—
Fiserv, Inc.*	2,749	139,567
Franklin Resources, Inc.Δ	2,768	264,731
Genworth Financial, Inc. Class AΔ*	8,940	51,316
Goldman Sachs Group, Inc. (The)	9,751	921,957
Hartford Financial Services Group, Inc.	8,562	138,191
HCP, Inc. REITΔ	7,799	273,433
Health Care REIT, Inc.Δ	3,391	158,699
Host Hotels & Resorts, Inc. REITΔ	14,074	153,970
Hudson City Bancorp, Inc.Δ	11,053	62,560
Huntington Bancshares, Inc.	16,431	78,869
IntercontinentalExchange, Inc.*	1,413	167,101
Invesco, Ltd.Δ	8,880	137,729
Janus Capital Group, Inc.Δ	3,055	18,330
JPMorgan Chase & Co.	75,231	2,265,958
KeyCorp	18,137	107,552
Kimco Realty Corporation REITΔ	7,829	117,670
Legg Mason, Inc.Δ	2,496	64,172
Leucadia National Corporation	3,799	86,161
Lincoln National Corporation	6,027	94,202
Loews CorporationΔ	5,966	206,125
M&T Bank Corporation	2,358	164,824
Marsh & McLennan Cos., Inc.	10,523	279,280
Mastercard, Inc. Class A	2,060	653,350
MetLife, Inc.	20,323	569,247
Moody’s Corporation	3,806	115,893
Morgan Stanley	28,560	385,560

See Notes to Schedule of Investments.	79

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
NASDAQ OMX Group, Inc. (The)*	2,495	$57,734
Northern Trust Corporation	4,698	164,336
NYSE Euronext	5,035	117,013
People’s United Financial, Inc.	7,109	81,043
Plum Creek Timber Co., Inc. REITΔ	3,098	107,532
PNC Financial Services Group, Inc.Δ	10,071	485,321
Principal Financial Group, Inc.Δ	6,175	139,987
Progressive Corporation (The)	12,516	222,284
ProLogis, Inc. REIT	8,739	211,921
Prudential Financial, Inc.	9,376	439,359
Public Storage REIT	2,765	307,883
Regions Financial Corporation	24,058	80,113
Simon Property Group, Inc. REITΔ	5,632	619,407
SLM CorporationΔ	10,130	126,118
State Street CorporationΔ	9,680	311,309
SunTrust Banks, Inc.	10,272	184,382
T. Rowe Price Group, Inc.	4,989	238,325
Torchmark Corporation	2,017	70,313
Total System Services, Inc.Δ	3,083	52,195
Travelers Cos., Inc. (The)	8,030	391,302
Unum Group	5,930	124,293
US BancorpΔ	36,924	869,191
Ventas, Inc. REIT	5,518	272,589
Visa, Inc. Class A	9,857	844,942
Vornado Realty Trust REIT	3,570	266,393
Wells Fargo & Co.	101,922	2,458,359
Western Union Co. (The)	12,131	185,483
Weyerhaeuser Co. REIT	10,357	161,051
Zions Bancorporation	3,805	53,536

		28,576,166

Healthcare — 11.7%
Abbott Laboratories	30,045	1,536,501
Aetna, Inc.Δ	7,284	264,773
Allergan, Inc.	5,980	492,632
AmerisourceBergen Corporation	5,261	196,077
Amgen, Inc.	17,853	981,022
Baxter International, Inc.Δ	10,953	614,901
Becton, Dickinson and Co.Δ	4,199	307,871
Biogen Idec, Inc.Δ*	4,640	432,216
Boston Scientific Corporation*	29,389	173,689
Bristol-Myers Squibb Co.Δ	32,778	1,028,574
C.R. Bard, Inc.	1,644	143,916
Cardinal Health, Inc.Δ	6,733	281,978
CareFusion CorporationΔ*	4,289	102,722
Celgene CorporationΔ*	8,892	550,593
Cephalon, Inc.Δ*	1,478	119,275
Cerner CorporationΔ*	2,776	190,212
CIGNA Corporation	5,193	217,794
Conventry Health Care, Inc.*	2,845	81,964
DaVita, Inc.Δ*	1,831	114,749
DENTSPLY International, Inc.Δ	2,702	82,924
Edwards Lifesciences Corporation*	2,204	157,101
Eli Lilly & Co.Δ	19,566	723,355
Express Scripts, Inc.Δ*	9,374	347,494
Forest Laboratories, Inc.Δ*	5,187	159,708
Gilead Sciences, Inc.*	14,850	576,180
Hospira, Inc.Δ*	3,221	119,177
Humana, Inc.	3,233	235,136
Intuitive Surgical, Inc.Δ*	755	275,031
Johnson & Johnson	52,800	3,363,888
Laboratory Corporation of America Holdings*	1,921	151,855
Life Technologies Corporation*	3,431	131,853
McKesson Corporation	4,706	342,126
Medco Health Solutions, Inc.*	7,398	346,892
Medtronic, Inc.	20,244	672,911
Merck & Co., Inc.	59,283	1,939,147
Mylan, Inc.Δ*	8,443	143,531
Patterson Cos., Inc.	1,850	52,965
PerkinElmer, Inc.	2,160	41,494
Pfizer, Inc.	150,276	2,656,880
Quest Diagnostics, Inc.Δ	3,019	149,018
St. Jude Medical, Inc.Δ	6,316	228,576
Stryker CorporationΔ	6,409	302,056
Tenet Healthcare CorporationΔ*	9,406	38,847
Thermo Fisher Scientific, Inc.*	7,359	372,660
UnitedHealth Group, Inc.	20,807	959,619
Varian Medical Systems, Inc.Δ*	2,249	117,308
Watson Pharmaceuticals, Inc.*	2,430	165,848
WellPoint, Inc.	6,901	450,497
Zimmer Holdings, Inc.*	3,686	197,201

		23,332,737

Materials & Processing — 3.7%
Air Products & Chemicals, Inc.Δ	4,063	310,291
Airgas, Inc.	1,340	85,519
AK Steel Holding CorporationΔ	1,808	11,824
Alcoa, Inc.Δ	20,431	195,525
Allegheny Technologies, Inc.Δ	2,039	75,423
Ball Corporation	3,212	99,636
Bemis Co., Inc.Δ	2,155	63,163
CF Industries Holdings, Inc.Δ	1,372	169,291
Cliffs Natural Resources, Inc.	2,775	141,997
Dow Chemical Co. (The)	22,580	507,147
Eastman Chemical Co.	1,362	93,338
Ecolab, Inc.Δ	4,450	217,561
EI du Pont de Nemours & Co.	18,054	721,618
Fastenal Co.Δ	5,653	188,132
FMC Corporation	1,372	94,888
Freeport-McMoRan Copper & Gold, Inc.	18,194	554,007
International Flavors & Fragrances, Inc.Δ	1,535	86,298
International Paper Co.	8,374	194,696
Masco Corporation	7,544	53,713
MeadWestvaco Corporation	3,222	79,132
Monsanto Co.	10,292	617,932
Mosaic Co. (The)	5,338	261,402
Newmont Mining Corporation	9,477	596,103
Nucor CorporationΔ	6,069	192,023
Owens-Illinois, Inc.Δ*	3,437	51,967
PPG Industries, Inc.Δ	3,035	214,453
Praxair, Inc.	5,836	545,549
Precision Castparts CorporationΔ	2,763	429,536
Sealed Air Corporation	3,252	54,308
Sherwin-Williams Co. (The)	1,695	125,972
Sigma-Aldrich CorporationΔ	2,332	144,094
Titanium Metals CorporationΔ	1,727	25,871
United States Steel CorporationΔ	2,762	60,792

80	See Notes to Schedule of Investments.

	Shares	Value
Vulcan Materials Co.Δ	2,491	$68,652

		7,331,853

Producer Durables — 10.1%
3M Co.Δ	13,643	979,431
Agilent Technologies, Inc.*	6,685	208,906
Automatic Data Processing, Inc.Δ	9,384	442,456
Avery Dennison CorporationΔ	2,140	53,671
Boeing Co. (The)	14,341	867,774
C.H. Robinson Worldwide, Inc.	3,124	213,900
Caterpillar, Inc.	12,492	922,409
Cintas Corporation	2,141	60,248
CSX Corporation	21,171	395,263
Cummins, Inc.	3,767	307,613
Danaher CorporationΔ	10,943	458,949
Deere & Co.	7,928	511,911
Dover CorporationΔ	3,576	166,642
Eaton Corporation	6,537	232,064
Emerson Electric Co.Δ	14,433	596,227
Expeditors International of Washington, Inc.Δ	4,070	165,039
FedEx Corporation	6,189	418,872
FLIR Systems, Inc.Δ	3,049	76,377
Flowserve Corporation	1,067	78,958
Fluor Corporation	3,342	155,570
General Dynamics CorporationΔ	6,972	396,637
General Electric Co.	204,333	3,114,035
Goodrich Corporation	2,400	289,632
Honeywell International, Inc.Δ	15,111	663,524
Illinois Tool Works, Inc.Δ	9,372	389,875
Iron Mountain, Inc.Δ	3,857	121,958
ITT Corporation	3,530	148,260
Jacobs Engineering Group, Inc.Δ*	2,431	78,497
Joy Global, Inc.	2,010	125,384
L-3 Communications Holdings, Inc.Δ	2,036	126,171
Lexmark International, Inc. Class A*	1,520	41,086
Lockheed Martin Corporation	5,283	383,757
Monster Worldwide, Inc.Δ*	2,002	14,374
Norfolk Southern CorporationΔ	6,635	404,868
Northrop Grumman CorporationΔ	5,340	278,534
PACCAR, Inc.Δ	6,999	236,706
Pall Corporation	2,222	94,213
Parker Hannifin Corporation	2,964	187,117
Paychex, Inc.	6,174	162,808
Pitney Bowes, Inc.Δ	3,922	73,734
Quanta Services, Inc.*	4,125	77,509
Raytheon Co.Δ	6,836	279,387
Republic Services, Inc.	6,184	173,523
Robert Half International, Inc.Δ	2,613	55,448
Rockwell Automation, Inc.Δ	2,771	155,176
Rockwell Collins, Inc.Δ	2,956	155,959
Roper Industries, Inc.	1,836	126,519
RR Donnelley & Sons Co.Δ	3,600	50,832
Ryder System, Inc.	987	37,022
Southwest Airlines Co.	15,189	122,120
Stericycle, Inc.Δ*	1,646	132,865
Textron, Inc.Δ	5,310	93,668
Union Pacific Corporation	9,419	769,250
United Parcel Service, Inc. Class BΔ	18,934	1,195,682
United Technologies Corporation	17,439	1,227,008
W.W. Grainger, Inc.	1,185	177,205
Waste Management, Inc.Δ	9,106	296,491
Waters Corporation*	1,759	132,787
Xerox Corporation	26,905	187,528

		20,089,429

Technology — 17.5%
Adobe Systems, Inc.Δ*	9,685	234,086
Advanced Micro Devices, Inc.Δ*	10,882	55,281
Akamai Technologies, Inc.*	3,587	71,310
Altera Corporation	6,189	195,139
American Tower Corporation Class AΔ*	7,613	409,579
Amphenol Corporation Class AΔ	3,377	137,680
Analog Devices, Inc.	5,749	179,656
Apple, Inc.*	17,860	6,807,875
Applied Materials, Inc.Δ	25,318	262,041
Autodesk, Inc.*	4,438	123,288
BMC Software, Inc.*	3,393	130,834
Broadcom Corporation Class A*	9,168	305,203
CA, Inc.	7,276	141,227
Cisco Systems, Inc.	106,246	1,645,751
Citrix Systems, Inc.*	3,612	196,962
Cognizant Technology Solutions Corporation Class A*	5,841	366,231
Computer Sciences Corporation	2,971	79,771
Compuware Corporation*	4,040	30,946
Corning, Inc.Δ	30,141	372,543
Dell, Inc.*	29,908	423,198
Electronic Arts, Inc.*	6,387	130,614
EMC Corporation*	39,975	839,075
F5 Networks, Inc.*	1,559	110,767
Google, Inc. Class A*	4,852	2,495,772
Harris CorporationΔ	2,434	83,170
Hewlett-Packard Co.	39,827	894,116
Intel Corporation	101,247	2,159,599
International Business Machines Corporation	22,994	4,024,640
Intuit, Inc.	5,846	277,334
Jabil Circuit, Inc.	3,496	62,194
JDS Uniphase CorporationΔ*	4,366	43,529
Juniper Networks, Inc.*	10,243	176,794
KLA-Tencor CorporationΔ	3,228	123,568
Linear Technology Corporation	4,371	120,858
LSI CorporationΔ*	11,648	60,337
MEMC Electronic Materials, Inc.Δ*	4,428	23,203
Microchip Technology, Inc.Δ	3,659	113,832
Micron Technology, Inc.Δ*	19,571	98,638
Microsoft Corporation	143,591	3,573,980
Molex, Inc.Δ	2,666	54,306
Motorola Mobility Holdings, Inc.*	5,066	191,393
Motorola Solutions, Inc.	5,841	244,738
NetApp, Inc.Δ*	7,066	239,820
Novellus Systems, Inc.Δ*	1,339	36,501
NVIDIA Corporation*	11,538	144,225
Oracle Corporation	76,117	2,187,603
QUALCOMM, Inc.	32,361	1,573,715

See Notes to Schedule of Investments.	81

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Red Hat, Inc.*	3,707	$156,658
SAIC, Inc.Δ*	5,321	62,841
Salesforce.com, Inc.*	2,616	298,956
SanDisk Corporation*	4,586	185,045
Symantec Corporation*	14,507	236,464
Tellabs, Inc.	6,520	27,971
Teradata Corporation*	3,237	173,277
Teradyne, Inc.Δ*	3,577	39,383
Texas Instruments, Inc.Δ	22,297	594,215
VeriSign, Inc.	3,237	92,611
Western Digital CorporationΔ*	4,459	114,685
Xilinx, Inc.	5,102	139,999
Yahoo!, Inc.*	24,333	320,222

		34,695,249

Utilities — 7.0%
AES Corporation (The)*	12,613	123,103
Ameren Corporation	4,649	138,401
American Electric Power Co., Inc.	9,259	352,027
AT&T, Inc.	114,083	3,253,647
CenterPoint Energy, Inc.	8,168	160,256
CenturyLink, Inc.	11,800	390,816
CMS Energy CorporationΔ	4,874	96,456
Consolidated Edison, Inc.	5,624	320,681
Constellation Energy Group, Inc.	3,874	147,444
Dominion Resources, Inc.Δ	11,052	561,110
DTE Energy Co.	3,255	159,560
Duke Energy CorporationΔ	25,600	511,744
Edison International	6,264	239,598
Entergy Corporation	3,417	226,513
Exelon Corporation	12,723	542,127
FirstEnergy CorporationΔ	8,039	361,032
Frontier Communications CorporationΔ	19,145	116,976
Integrys Energy Group, Inc.	1,404	68,263
MetroPCS Communications, Inc.*	6,080	52,957
NextEra Energy, Inc.Δ	8,106	437,886
Nicor, Inc.	875	48,134
NiSource, Inc.Δ	5,375	114,918
Northeast Utilities	3,403	114,511
NRG Energy, Inc.*	4,648	98,584
Oneok, Inc.Δ	2,056	135,778
Pepco Holdings, Inc.Δ	4,317	81,678
PG&E CorporationΔ	7,893	333,953
Pinnacle West Capital Corporation	2,095	89,959
PPL CorporationΔ	11,084	316,337
Progress Energy, Inc.	5,664	292,942
Public Service Enterprise Group, Inc.Δ	9,717	324,256
SCANA CorporationΔ	2,190	88,586
Sempra Energy	4,590	236,385
Southern Co.	16,598	703,257
Sprint Nextel Corporation*	57,575	175,028
TECO Energy, Inc.Δ	3,986	68,280
Verizon Communications, Inc.	54,614	2,009,795
Windstream CorporationΔ	9,775	113,977
Wisconsin Energy CorporationΔ	4,484	140,304
Xcel Energy, Inc.	9,302	229,666

		13,976,925

Total Common Stocks (Cost $177,630,836)		191,148,954

FOREIGN COMMON STOCKS — 1.2%
Bermuda — 0.0%
Nabors Industries, Ltd.*	5,522	67,700

Ireland — 0.7%
Accenture PLC Class AΔ	12,464	656,603
Covidien PLC	9,521	419,876
Ingersoll-Rand PLCΔ	6,363	178,737
Xl Group PLC	6,511	122,407

		1,377,623

Switzerland — 0.5%
ACE, Ltd.	6,467	391,900
Noble Corporation	4,840	142,054
Tyco International, Ltd.	9,008	367,076

		901,030

Total Foreign Common Stocks (Cost $2,647,352)		2,346,353

RIGHTS/WARRANTS — 0.0%
American International Group Fractional Warrants+ (Cost $0)	65,600	—

MONEY MARKET FUNDS — 22.9%
GuideStone Money Market Fund (GS4 Class)¥	5,024,847	5,024,847

Northern Institutional Liquid Assets Portfolio§	40,641,738	40,641,738

Total Money Market Funds (Cost $45,666,585)		45,666,585

	Par
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
0.01%, 11/17/11	$50,000	49,999
0.04%, 11/17/11	155,000	154,999
0.02%, 05/03/12	10,000	9,996

Total U.S. Treasury Obligations (Cost $214,991)		214,994

TOTAL INVESTMENTS — 120.3% (Cost $226,159,764)		239,376,886
Liabilities in Excess of Other Assets — (20.3)%		(40,403,062)

NET ASSETS — 100.0%		$198,973,824

Please see abbreviation and footnote definitions beginning on page 119.

82	See Notes to Schedule of Investments.

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	22.9
Technology	17.5
Financial Services	14.4
Consumer Discretionary	12.0
Healthcare	11.7
Energy	11.5
Producer Durables	10.1
Consumer Staples	8.2
Utilities	7.0
Materials & Processing	3.7
Futures Contracts	2.7
Foreign Common Stocks	1.2
U.S. Treasury Obligations	0.1
Rights/Warrants	—	**

	123.0

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$191,148,954	$191,148,954	$—	$—
Foreign Common Stocks	2,346,353	2,346,353	—	—
Money Market Funds	45,666,585	45,666,585	—	—
U.S. Treasury Obligations	214,994	—	214,994	—

Total Assets — Investments in Securities	$239,376,886	$239,161,892	$214,994	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(262,903)	$(262,903)	—	—

Total Liabilities — Other Financial Instruments	$(262,903)	$(262,903)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedule of Investments.	83

REAL ESTATE SECURITIES FUND SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.1%
Financial Services — 94.3%
Alexander’s, Inc. REITΔ	1,165	$420,588
American Assets Trust, Inc. REIT	45,800	822,110
Associated Estates Realty Corporation REIT	19,100	295,286
AvalonBay Communities, Inc. REITΔ	52,985	6,042,939
BioMed Realty Trust, Inc. REIT	17,750	294,118
Boston Properties, Inc. REITΔ	98,992	8,820,187
Brandywine Realty Trust REITΔ	77,400	619,974
BRE Properties, Inc. REITΔ	105,000	4,445,700
Camden Property Trust REITΔ	90,350	4,992,741
Chesapeake Lodging Trust REITΔ	31,650	382,016
Colonial Properties Trust REITΔ	59,950	1,088,692
DDR Corporation REIT	366,450	3,994,305
DuPont Fabros Technology, Inc. REITΔ	82,450	1,623,440
Education Realty Trust, Inc. REITΔ	187,950	1,614,490
Equity Lifestyle Properties, Inc. REITΔ	39,400	2,470,380
Equity Residential REIT	12,650	656,156
Extra Space Storage, Inc. REITΔ	149,950	2,793,569
Federal Realty Investment Trust REITΔ	39,450	3,251,074
HCP, Inc. REITΔ	174,450	6,116,217
Health Care REIT, Inc.Δ	76,300	3,570,840
Home Properties, Inc. REITΔ	27,850	1,580,766
Host Hotels & Resorts, Inc. REITΔ	324,790	3,553,203
Hudson Pacific Properties, Inc. REITΔ	29,900	347,737
Liberty Property Trust REITΔ	91,300	2,657,743
LTC Properties, Inc. REITΔ	65,950	1,669,854
Mack-Cali Realty Corporation REIT	148,900	3,983,075
Pebblebrook Hotel Trust REITΔ	124,450	1,947,642
Post Properties, Inc. REITΔ	81,200	2,820,888
ProLogis, Inc. REITΔ	225,973	5,479,845
PS Business Parks, Inc. REITΔ	17,800	881,812
Public Storage REITΔ	53,430	5,949,430
Ramco-Gershenson Properties Trust REITΔ	77,850	638,370
Sabra Health Care REIT, Inc.Δ	8,550	81,567
Senior Housing Properties Trust REIT	138,085	2,974,351
Simon Property Group, Inc. REITΔ	150,300	16,529,994
SL Green Realty Corporation REITΔ	80,800	4,698,520
Strategic Hotels & Resorts, Inc. REITΔ*	399,550	1,722,061
Tanger Factory Outlet Centers REITΔ	142,000	3,693,420
Taubman Centers, Inc. REIT	78,450	3,946,820
Vornado Realty Trust REITΔ	47,700	3,559,374

		123,031,294

Healthcare — 1.8%
Brookdale Senior Living, Inc.*	188,050	2,358,147

Total Common Stocks (Cost $123,494,401)		125,389,441

MONEY MARKET FUNDS — 52.0%
GuideStone Money Market Fund (GS4 Class)¥	4,721,287	4,721,287
Northern Institutional Liquid Assets Portfolio§	63,215,541	63,215,541

Total Money Market Funds (Cost $67,936,828)		67,936,828

TOTAL INVESTMENTS — 148.1% (Cost $191,431,229)		193,326,269
Liabilities in Excess of Other Assets — (48.1)%		(62,804,235)

NET ASSETS — 100.0%		$130,522,034

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	94.3
Money Market Funds	52.0
Futures Contracts	3.9
Healthcare	1.8

152.0

84	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$125,389,441	$125,389,441	$—	$—
Money Market Funds	67,936,828	67,936,828	—	—

Total Assets — Investments in Securities	$193,326,269	$193,326,269	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(293,050)	$(293,050)	$—	$—

Total Liabilities — Other Financial Instruments	$(293,050)	$(293,050)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedule of Investments.	85

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS — 91.9%
Consumer Discretionary — 9.3%
Apollo Group, Inc. Class A*	62,500	$2,475,625
AutoZone, Inc.*	5,300	1,691,707
Bed Bath & Beyond, Inc.*	20,100	1,151,931
Carnival CorporationΔ	260,606	7,896,362
CBS Corporation Class B	278,923	5,684,451
Coach, Inc.	49,200	2,550,036
Comcast Corporation Class AΔ	512,671	10,714,824
Dana Holding CorporationΔ*	208,400	2,188,200
DIRECTV, Class A*	75,900	3,206,775
eBay, Inc.*	21,014	619,703
Ford Motor Co.Δ*	65,766	635,957
Gap, Inc. (The)Δ	204,200	3,316,208
General Motors Co.Δ*	30,568	616,862
Goodyear Tire & Rubber Co. (The)*	211,400	2,133,026
Home Depot, Inc.Δ	210,604	6,922,553
ITT Educational Services, Inc.Δ*	13,900	800,362
Johnson Controls, Inc.	20,379	537,394
Kohl’s Corporation	63,437	3,114,757
Lennar Corporation Class AΔ	267,251	3,618,579
Lowe’s Cos., Inc.	52,348	1,012,410
Macy’s, Inc.Δ	62,000	1,631,840
News Corporation	92,320	1,428,190
Stanley Black & Decker, Inc.	153,700	7,546,670
Target Corporation	103,334	5,067,499
Time Warner Cable, Inc.	42,500	2,663,475
Time Warner, Inc.	234,909	7,040,223
Wal-Mart Stores, Inc.	17,119	888,476
Walt Disney Co. (The)Δ	76,015	2,292,613
Whirlpool CorporationΔ	22,500	1,122,975

		90,569,683

Consumer Staples — 5.5%
Archer-Daniels-Midland Co.	27,179	674,311
Colgate-Palmolive Co.Δ	1,911	169,468
CVS Caremark Corporation	173,028	5,810,280
Energizer Holdings, Inc.*	57,900	3,846,876
General Mills, Inc.	6,318	243,053
Kellogg Co.Δ	647	34,414
Kimberly-Clark CorporationΔ	85,828	6,094,646
Kraft Foods, Inc. Class A	276,557	9,286,784
Kroger Co. (The)	149,433	3,281,549
Procter & Gamble Co. (The)	186,442	11,779,406
Safeway, Inc.Δ	168,300	2,798,829
Walgreen Co.	267,506	8,798,272

		52,817,888

Energy — 11.4%
Anadarko Petroleum
CorporationΔ	53,269	3,358,610
Apache Corporation	10,982	881,196
Baker Hughes, Inc.	12,820	4,732,323
Chesapeake Energy
CorporationΔ	26,444	675,644
Chevron Corporation	303,628	28,091,663
ConocoPhillips	329,234	20,847,097
Devon Energy Corporation	88,912	4,929,281
Exxon Mobil Corporation	144,298	10,480,364
Hess Corporation	12,197	639,855
Kinder Morgan, Inc.Δ	2,224	57,579
Marathon Oil Corporation	297,036	6,410,037
Marathon Petroleum Corporation	66,585	1,801,790
Murphy Oil Corporation	52,300	2,309,568
National Oilwell Varco, Inc.	17,015	871,508
Occidental Petroleum Corporation	129,777	9,279,056
Spectra Energy Corporation	265,050	6,501,677
Tesoro CorporationΔ*	124,300	2,420,121
Valero Energy Corporation	298,000	5,298,440
Williams Cos., Inc. (The)	23,629	575,130

		110,160,939

Financial Services — 19.7%
Aflac, Inc.	46,806	1,635,870
Allstate Corporation (The)	21,119	500,309
American Express Co.	337,788	15,166,681
American Financial Group, Inc.	84,100	2,612,987
American International Group, Inc.Δ*	17,799	390,688
Ameriprise Financial, Inc.	182,700	7,191,072
Assurant, Inc.	65,100	2,330,580
Bank of America Corporation	1,119,351	6,850,428
Bank of New York Mellon Corporation (The)	49,938	928,347
BB&T CorporationΔ	27,962	596,430
Berkshire Hathaway, Inc.*	70,393	5,000,719
BlackRock, Inc.	1,867	276,335
Capital One Financial CorporationΔ	334,261	13,246,763
Chubb Corporation (The)	73,061	4,382,929
Citigroup, Inc.*	479,865	12,294,141
CME Group, Inc.	2,697	664,541
Commerce Bancshares, Inc.Δ	33,200	1,153,700
Discover Financial Services	146,100	3,351,534
Fidelity National Information Services, Inc.Δ	72,100	1,753,472
Fifth Third Bancorp	109,900	1,109,990
Franklin Resources, Inc.Δ	16,500	1,578,060
Goldman Sachs Group, Inc. (The)	20,817	1,968,247
Hartford Financial Services Group, Inc.Δ	56,500	911,910
Huntington Bancshares, Inc.	528,900	2,538,720
Jones Lang LaSalle, Inc.Δ	19,600	1,015,476
JPMorgan Chase & Co.	902,123	27,171,945
KeyCorp	383,100	2,271,783
Lincoln National Corporation	48,800	762,744
Loews CorporationΔ	12,755	440,685
MetLife, Inc.	33,021	924,918
Morgan Stanley	256,400	3,461,400
NASDAQ OMX Group, Inc. (The)*	63,400	1,467,076
PNC Financial Services Group, Inc.	106,166	5,116,140
Prudential Financial, Inc.	19,544	915,832
Public Storage REITΔ	13,831	1,540,082
Reinsurance Group of America, Inc.	22,800	1,047,660
Simon Property Group, Inc. REITΔ	2,159	237,447
SLM Corporation	482,800	6,010,860
State Street Corporation	316,269	10,171,211
Thomson Reuters CorporationΔ	7,984	215,887
Torchmark Corporation	40,500	1,411,830
Travelers Cos., Inc. (The)	175,538	8,553,967

86	See Notes to Schedule of Investments.

	Shares	Value
US BancorpΔ	178,784	$4,208,575
Visa, Inc. Class A	14,237	1,220,396
Wells Fargo & Co.	888,160	21,422,419
Western Union Co. (The)	166,000	2,538,140

		190,560,926

Healthcare — 14.3%
Abbott Laboratories	3,795	194,076
Aetna, Inc.	103,403	3,758,699
AmerisourceBergen Corporation	61,500	2,292,105
Amgen, Inc.	37,394	2,054,800
Baxter International, Inc.	72,850	4,089,799
Bristol-Myers Squibb Co.Δ	68,611	2,153,013
Cardinal Health, Inc.Δ	173,859	7,281,215
CIGNA Corporation	30,700	1,287,558
Eli Lilly & Co.Δ	27,504	1,016,823
Forest Laboratories, Inc.*	60,000	1,847,400
Gilead Sciences, Inc.*	63,000	2,444,400
HCA Holdings, Inc.Δ*	2,123	42,800
Health Net, Inc.*	105,800	2,508,518
Hologic, Inc.*	249,350	3,792,614
Humana, Inc.	27,800	2,021,894
Johnson & JohnsonΔ	277,160	17,657,864
Medtronic, Inc.	287,976	9,572,322
Merck & Co., Inc.	215,025	7,033,468
Mylan, Inc.Δ*	128,800	2,189,600
Pfizer, Inc.	1,795,334	31,741,505
Tenet Healthcare CorporationΔ*	596,800	2,464,784
Thermo Fisher Scientific, Inc.*	15,422	780,970
UnitedHealth Group, Inc.Δ	349,879	16,136,419
WellPoint, Inc.	219,171	14,307,483

		138,670,129

Materials & Processing — 2.2%
Agrium, Inc.	16,300	1,086,558
Alcoa, Inc.Δ	418,272	4,002,863
Cabot Corporation	51,800	1,283,604
Dow Chemical Co. (The)	47,274	1,061,774
Eastman Chemical Co.	17,300	1,185,569
EI du Pont de Nemours & Co.	66,400	2,654,008
Freeport-McMoRan Copper & Gold, Inc.	87,000	2,649,150
Huntsman Corporation	93,000	899,310
MeadWestvaco Corporation	125,700	3,087,192
Newmont Mining Corporation	19,561	1,230,387
United States Steel CorporationΔ	98,500	2,167,985

		21,308,400

Producer Durables — 9.8%
3M Co.	3,351	240,568
Boeing Co. (The)	3,347	202,527
CSX Corporation	121,500	2,268,405
Emerson Electric Co.	153,300	6,332,823
FedEx Corporation	11,961	809,520
Fluor Corporation	23,300	1,084,615
Gardner Denver, Inc.	28,700	1,823,885
General Dynamics Corporation	39,468	2,245,335
General Electric Co.	1,663,073	25,345,233
Honeywell International, Inc.	335,500	14,731,805
Illinois Tool Works, Inc.Δ	201,110	8,366,176
KBR, Inc.	98,000	2,315,740
Lockheed Martin CorporationΔ	33,994	2,469,324
Norfolk Southern Corporation	14,210	867,094
Northrop Grumman CorporationΔ	64,653	3,372,300
Raytheon Co.Δ	272,681	11,144,472
Ryder System, Inc.	60,700	2,276,857
Terex CorporationΔ*	217,400	2,230,524
Textron, Inc.Δ	287,200	5,066,208
Union Pacific Corporation	16,515	1,348,780
United Technologies CorporationΔ	1,960	137,906
Waste Management, Inc.Δ	19,001	618,673

		95,298,770

Technology — 10.0%
Activision Blizzard, Inc.Δ	254,700	3,030,930
Apple, Inc.*	3,600	1,372,248
Applied Materials, Inc.	553,069	5,724,264
Avnet, Inc.*	47,500	1,238,800
CA, Inc.	168,600	3,272,526
Cisco Systems, Inc.	580,377	8,990,040
Corning, Inc.	63,136	780,361
Dell, Inc.*	386,203	5,464,772
Hewlett-Packard Co.	233,199	5,235,317
Intel Corporation	1,040,743	22,199,048
International Business Machines Corporation	61,200	10,711,836
LSI Corporation*	180,900	937,062
Microsoft Corporation	500,000	12,445,000
Motorola Solutions, Inc.Δ	113,525	4,756,698
Symantec Corporation*	365,000	5,949,500
Texas Instruments, Inc.Δ	17,069	454,889
Yahoo!, Inc.*	308,363	4,058,057

		96,621,348

Utilities — 9.7%
AES Corporation (The)*	260,500	2,542,480
Alliant Energy Corporation	50,700	1,961,076
American Electric Power Co., Inc.	212,877	8,093,584
AT&T, Inc.	1,026,470	29,274,924
CenturyLink, Inc.	24,669	817,037
Constellation Energy Group, Inc.	77,300	2,942,038
Dominion Resources, Inc.Δ	23,160	1,175,833
Duke Energy CorporationΔ	53,551	1,070,485
Edison International	93,200	3,564,900
Entergy Corporation	127,300	8,438,717
Exelon CorporationΔ	66,641	2,839,573
FirstEnergy CorporationΔ	16,821	755,431
MetroPCS Communications, Inc.*	80,400	700,284
NextEra Energy, Inc.Δ	16,974	916,936
NV Energy, Inc.	123,700	1,819,627
PG&E Corporation	15,978	676,029
Progress Energy, Inc. Contingent Value Obligation+*	3,100	1,209
Public Service Enterprise Group, Inc.	132,815	4,432,037
Sempra Energy	31,100	1,601,650
Southern Co.	34,154	1,447,105
Sprint Nextel Corporation*	1,172,083	3,563,132
Verizon Communications, Inc.	413,861	15,230,084

		93,864,171

Total Common Stocks (Cost $1,018,630,095)		889,872,254

See Notes to Schedule of Investments.	87

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
FOREIGN COMMON STOCKS — 5.2%
Bermuda — 0.2%
Nabors Industries, Ltd.*	158,800	$1,946,888

Canada — 0.1%
Domtar CorporationΔ	16,400	1,117,988

Cayman Islands — 0.3%
Herbalife, Ltd.	47,200	2,529,920

France — 0.3%
Sanofi-Aventis ADRΔ	96,700	3,171,760

Ireland — 0.4%
Covidien PLC	9,303	410,262
Xl Group PLC	167,700	3,152,760

		3,563,022

Netherlands — 0.6%
LyondellBasell Industries NV Class A	12,418	303,372
Royal Dutch Shell PLC ADRΔ	85,900	5,284,568

		5,587,940

Puerto Rico — 0.1%
Popular, Inc.*	790,500	1,185,750

Switzerland — 1.9%
ACE, Ltd.	78,265	4,742,859
TE Connectivity, Ltd.	203,175	5,717,345
Tyco International, Ltd.	144,536	5,889,842
Weatherford International, Ltd.*	157,500	1,923,075

		18,273,121

United Kingdom — 1.3%
BP PLC ADRΔ	104,700	3,776,529
Ensco PLC ADR	141,800	5,732,974
Vodafone Group PLC ADR	138,600	3,555,090

		13,064,593

Total Foreign Common Stocks (Cost $62,389,185)		50,440,982

MONEY MARKET FUNDS — 14.2%
GuideStone Money Market Fund (GS4 Class)¥	25,054,493	25,054,493
Northern Institutional Liquid Assets Portfolio§	112,570,391	112,570,391

Total Money Market Funds (Cost $137,624,884)		137,624,884

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill 0.04%, 11/17/11‡‡ (Cost $389,982)	$390,000	389,997

TOTAL INVESTMENTS — 111.3% (Cost $1,219,034,146)		1,078,328,117
Liabilities in Excess of Other Assets — (11.3)%		(109,722,959)

Net Assets — 100.0%		$968,605,158

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

	%
Financial Services	19.7
Healthcare	14.3
Money Market Funds	14.2
Energy	11.4
Technology	10.0
Producer Durables	9.8
Utilities	9.7
Consumer Discretionary	9.3
Consumer Staples	5.5
Foreign Common Stocks	5.2
Futures Contracts	2.8
Materials and Processing	2.2
U.S. Treasury Obligation	—	**

	114.1

**	Rounds to less than 0.005%.

88	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$889,872,254	$889,871,045	$—	$1,209
Foreign Common Stocks	50,440,982	50,440,982	—	—
Money Market Funds	137,624,884	137,624,884	—	—
U.S. Treasury Obligation	389,997	—	389,997	—

Total Assets — Investments in Securities	$1,078,328,117	$1,077,936,911	$389,997	$1,209

Liabilities:
Other Financial Instruments***
Futures Contracts	$(1,189,738)	$(1,189,738)	$—	$—

Total Liabilities — Other Financial Instruments	$(1,189,738)	$(1,189,738)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stocks
Balance, 12/31/10	$1,209	$1,209
Accrued discounts/premiums	—	—
Realized gain (loss)(1)	—	—
Change in unrealizedappreciation (depreciation)(2)	—	—
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level 3	—	—

Balance, 09/30/11	$1,209	$1,209

(1)	Realized gain (loss) from the sale of Level 3 securities can be found on the Statement of Operations in Net Realized Gain (loss) from Investment securities and securities sold short.
(2)	Change in unrealized appreciation (depreciation) can be found on the Statement of Operations in Net change in unrealized appreciation (depreciation) on Investment securities and securities sold short.

See Notes to Schedule of Investments.	89

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS — 88.4%
Consumer Discretionary — 20.8%
Amazon.com, Inc.Δ*	206,418	$44,633,764
AutoZone, Inc.*	2,754	879,049
Bed Bath & Beyond, Inc.*	99,600	5,708,076
CBS Corporation Class B	81,670	1,664,435
Coach, Inc.	132,199	6,851,874
Costco Wholesale Corporation	88,720	7,285,686
Dick’s Sporting Goods, Inc.*	52,740	1,764,680
DIRECTV, Class A*	54,000	2,281,500
eBay, Inc.*	46,400	1,368,336
Estee Lauder Cos., Inc. (The) Class AΔ	109,343	9,604,689
Ford Motor Co.Δ*	659,804	6,380,305
Home Depot, Inc.	132,800	4,365,136
Limited Brands, Inc.Δ	155,970	6,006,405
Macy’s, Inc.	62,830	1,653,686
McDonald’s Corporation	136,597	11,995,949
Netflix, Inc.Δ*	37,500	4,243,500
NIKE, Inc. Class B	272,233	23,278,644
Nordstrom, Inc.Δ	110,000	5,024,800
O’Reilly Automotive, Inc.Δ*	36,523	2,433,528
priceline.com, Inc.Δ*	44,835	20,151,539
Ralph Lauren CorporationΔ	36,850	4,779,445
Sotheby’sΔ	26,223	722,968
Starbucks Corporation	571,775	21,321,490
Tiffany & Co.	40,198	2,444,842
Time Warner, Inc.	146,692	4,396,359
TJX Cos., Inc.	172,277	9,556,205
WABCO Holdings, Inc.*	18,490	700,031
Yum! Brands, Inc.	96,737	4,777,841

		216,274,762

Consumer Staples — 3.8%
Church & Dwight Co., Inc.Δ	21,840	965,328
Coca-Cola Co. (The)	224,540	15,169,922
Coca-Cola Enterprises, Inc.	70,860	1,762,997
Green Mountain Coffee Roasters, Inc.Δ*	36,333	3,376,789
Hansen Natural Corporation*	51,180	4,467,502
Hershey Co. (The)	42,600	2,523,624
Kraft Foods, Inc. Class A	106,490	3,575,934
Mead Johnson Nutrition Co.	51,600	3,551,628
Whole Foods Market, Inc.Δ	70,100	4,578,231

		39,971,955

Energy — 7.9%
Apache CorporationΔ	40,600	3,257,744
Baker Hughes, Inc.	123,290	5,691,066
Cabot Oil & Gas Corporation	48,527	3,004,307
Chevron Corporation	81,470	7,537,604
Continental Resources, Inc.Δ*	13,029	630,213
FMC Technologies, Inc.Δ*	181,600	6,828,160
Halliburton Co.	220,353	6,725,174
National Oilwell Varco, Inc.Δ	226,243	11,588,166
Noble Energy, Inc.	58,300	4,127,640
Occidental Petroleum CorporationΔ	100,213	7,165,230
Plains Exploration & Production Co.*	67,850	1,540,874
Schlumberger, Ltd.	263,340	15,729,298
SM Energy Co.	32,150	1,949,897
Southwestern Energy Co.Δ*	174,000	5,799,420

		81,574,793

Financial Services — 10.2%
Affiliated Managers Group, Inc.*	15,810	1,233,971
American Express Co.Δ	263,930	11,850,458
Ameriprise Financial, Inc.	63,820	2,511,955
Capital One Financial CorporationΔ	52,605	2,084,736
CB Richard Ellis Group, Inc. Class A*	128,430	1,728,668
Charles Schwab Corporation (The)Δ	469,000	5,285,630
CME Group, Inc.	5,160	1,271,424
Discover Financial ServicesΔ	159,491	3,658,723
Franklin Resources, Inc.Δ	49,910	4,773,392
IntercontinentalExchange, Inc.Δ*	105,520	12,478,795
JPMorgan Chase & Co.	128,420	3,868,010
Mastercard, Inc. Class A	35,770	11,344,813
MetLife, Inc.	54,860	1,536,629
PNC Financial Services Group, Inc.	37,310	1,797,969
US BancorpΔ	146,470	3,447,904
Visa, Inc. Class A	427,005	36,602,869

		105,475,946

Healthcare — 10.4%
Alexion Pharmaceuticals, Inc.*	185,150	11,860,709
Allergan, Inc.Δ	285,290	23,502,190
AmerisourceBergen Corporation	58,430	2,177,686
Biogen Idec, Inc.*	97,120	9,046,728
Celgene Corporation*	28,530	1,766,578
Cerner CorporationΔ*	38,780	2,657,206
CIGNA Corporation	41,520	1,741,349
Cooper Cos., Inc. (The)Δ	19,600	1,551,340
Express Scripts, Inc.Δ*	90,060	3,338,524
Gilead Sciences, Inc.Δ*	60,100	2,331,880
Illumina, Inc.Δ*	203,300	8,319,036
Intuitive Surgical, Inc.Δ*	29,600	10,782,688
McKesson Corporation	30,460	2,214,442
Merck & Co., Inc.	38,580	1,261,952
Perrigo Co.	44,890	4,359,268
Pfizer, Inc.	273,700	4,839,016
Regeneron Pharmaceuticals, Inc.*	51,400	2,991,480
SXC Health Solutions Corporation*	28,000	1,559,600
Thermo Fisher Scientific, Inc.Δ*	72,541	3,673,476
UnitedHealth Group, Inc.	51,500	2,375,180
Watson Pharmaceuticals, Inc.*	80,300	5,480,475

		107,830,803

Materials & Processing — 4.9%
Albemarle Corporation	22,190	896,476
Allegheny Technologies, Inc.Δ	56,210	2,079,208
Dow Chemical Co. (The)	123,871	2,782,143
EI du Pont de Nemours & Co.	145,830	5,828,825
Freeport-McMoRan Copper & Gold, Inc.	13,412	408,395
International Flavors & Fragrances, Inc.Δ	24,160	1,358,275
Monsanto Co.	129,658	7,784,666
PPG Industries, Inc.Δ	47,662	3,367,797
Praxair, Inc.Δ	141,508	13,228,168

90	See Notes to Schedule of Investments.

	Shares	Value
Precision Castparts
CorporationΔ	86,220	$13,403,761

		51,137,714

Producer Durables — 8.4%
3M Co.	23,810	1,709,320
Agilent Technologies, Inc.*	284,145	8,879,531
AMETEK, Inc.	75,070	2,475,058
BE Aerospace, Inc.*	31,420	1,040,316
C.H. Robinson Worldwide, Inc.Δ	69,100	4,731,277
Caterpillar, Inc.Δ	68,800	5,080,192
CSX Corporation	355,660	6,640,172
Cummins, Inc.Δ	102,283	8,352,430
Danaher Corporation	88,754	3,722,343
Deere & Co.Δ	78,363	5,059,899
Eaton Corporation	163,486	5,803,753
Expeditors International of Washington, Inc.Δ	92,700	3,758,985
FedEx CorporationΔ	42,300	2,862,864
Fluor Corporation	49,870	2,321,448
Gardner Denver, Inc.	18,890	1,200,459
Goodrich Corporation	32,980	3,980,026
Joy Global, Inc.	74,510	4,647,934
Rockwell Automation, Inc.	30,823	1,726,088
Trimble Navigation, Ltd.*	55,700	1,868,735
Union Pacific Corporation	54,077	4,416,469
W.W. Grainger, Inc.Δ	48,100	7,192,874

		87,470,173

Technology — 21.3%
Acme Packet, Inc.Δ*	32,000	1,362,880
Altera Corporation	70,810	2,232,639
American Tower Corporation Class A*	129,550	6,969,790
Apple, Inc.*	162,033	61,763,739
Autodesk, Inc.*	104,390	2,899,954
Broadcom Corporation Class A*	131,520	4,378,301
Citrix Systems, Inc.*	30,050	1,638,627
Cognizant Technology Solutions Corporation Class AΔ*	102,004	6,395,651
Corning, Inc.	106,380	1,314,857
Electronic Arts, Inc.*	100,700	2,059,315
EMC Corporation*	273,990	5,751,050
F5 Networks, Inc.*	108,790	7,729,530
Google, Inc. Class A*	42,175	21,693,976
Intuit, Inc.	79,380	3,765,787
NetApp, Inc.Δ*	106,044	3,599,133
OpenTable, Inc.Δ*	43,500	2,001,435
Oracle Corporation	577,915	16,609,277
Polycom, Inc.*	70,450	1,294,167
QUALCOMM, Inc.Δ	627,360	30,508,517
Red Hat, Inc.*	95,828	4,049,691
Riverbed Technology, Inc.Δ*	101,170	2,019,353
Rovi CorporationΔ*	30,497	1,310,761
Salesforce.com, Inc.Δ*	207,075	23,664,531
SanDisk Corporation*	51,367	2,072,658
Teradata Corporation*	39,700	2,125,141
VMware, Inc.Δ*	17,700	1,422,726

		220,633,486

Utilities — 0.7%
AES Corporation (The)*	89,870	877,131
ITC Holdings Corporation	32,770	2,537,381
NiSource, Inc.Δ	58,640	1,253,723
Xcel Energy, Inc.	87,900	2,170,251

		6,838,486

Total Common Stocks (Cost $802,081,366)		917,208,118

FOREIGN COMMON STOCKS — 6.9%
Canada — 1.4%
Barrick Gold CorporationΔ	55,750	2,600,737
Potash Corporation of Saskatchewan, Inc.Δ	140,090	6,054,690
Valeant Pharmaceuticals International, Inc.Δ	85,060	3,157,427
Yamana Gold, Inc.Δ	197,730	2,700,992

		14,513,846

China — 0.9%
Baidu, Inc. ADR*	77,203	8,253,773
Youku.com, Inc. ADRΔ*	65,965	1,079,188

		9,332,961

Hong Kong — 0.1%
Li & Fung, Ltd.Δ	826,000	1,378,249

Ireland — 1.3%
Accenture PLC Class AΔ	195,450	10,296,306
Shire PLC ADR	36,980	3,473,531

		13,769,837

Israel — 0.6%
Check Point Software Technologies, Ltd.Δ*	109,729	5,789,302

Netherlands — 0.7%
ASML Holding N.V.Δ	192,500	6,648,950

Singapore — 0.7%
Avago Technologies, Ltd.	166,110	5,443,425
Hutchison Portfolio Holdings TrustΔ	3,282,000	2,190,784

		7,634,209

Switzerland — 0.5%
Compagnie Financiere Richemont SA ADR	1,136,522	5,023,427

United Kingdom — 0.7%
British Sky Broadcasting Group PLC	117,037	1,205,386
Ensco PLC ADR	150,720	6,093,610

		7,298,996

Total Foreign Common Stocks (Cost $74,716,763)		71,389,777

PREFERRED STOCK — 0.1%
Wells Fargo & Co. (Cost $678,134)	35,400	976,332

RIGHT/WARRANT — 0.0%
Krispy Kreme Doughnuts, Inc. (Cost $74)	7,410	2,149

MONEY MARKET FUNDS — 18.1%
GuideStone Money Market Fund (GS4 Class)¥	43,737,516	43,737,516
Northern Institutional Liquid Assets Portfolio§	144,124,294	144,124,294

Total Money Market Funds (Cost $187,861,810)		187,861,810

See Notes to Schedule of Investments.	91

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Value
TOTAL INVESTMENTS — 113.5% (Cost $1,065,338,147)	$1,177,438,186
Liabilities in Excess of Other Assets — (13.5)%	(140,367,413)

NET ASSETS — 100.0%	$1,037,070,773

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

	%
Technology	21.3
Consumer Discretionary	20.8
Money Market Funds	18.1
Healthcare	10.4
Financial Services	10.2
Producer Durables	8.4
Energy	7.9
Foreign Common Stocks	6.9
Materials & Processing	4.9
Futures Contracts	4.6
Consumer Staples	3.8
Utilities	0.7
Preferred Stock	0.1
Right/Warrant	—	**

	118.1

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$917,208,118	$917,208,118	$—	$—
Foreign Common Stocks	71,389,777	66,615,358	4,774,419	—
Money Market Funds	187,861,810	187,861,810	—	—
Preferred Stock	976,332	976,332	—	—
Right/Warrant	2,149	2,149	—	—

Total Assets — Investments in Securities	$1,177,438,186	$1,172,663,767	$4,774,419	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(2,185,646)	$(2,185,646)	$—	$—

Total Liabilities — Other Financial Instruments	$(2,185,646)	$(2,185,646)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

92	See Notes to Schedule of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS — 82.1%
Consumer Discretionary — 12.6%
Aaron’s, Inc.Δ	94,200	$2,378,550
AMERCOΔ*	6,900	430,905
American Axle & Manufacturing Holdings, Inc.Δ*	52,200	398,286
American Public Education, Inc.Δ*	27,000	918,000
ANN, Inc.Δ*	23,500	536,740
Apollo Group, Inc. Class A*	24,200	958,562
Arbitron, Inc.Δ	38,506	1,273,778
Body Central CorporationΔ*	12,019	218,265
Bridgepoint Education, Inc.Δ*	25,000	436,000
Brinker International, Inc.	32,500	679,900
Capella Education Co.Δ*	21,800	618,684
Career Education CorporationΔ*	14,900	194,445
Caribou Coffee Co., Inc.*	17,190	203,186
Cenveo, Inc.Δ*	23,900	71,939
Coinstar, Inc.Δ*	12,800	512,000
Constant Contact, Inc.Δ*	42,400	733,096
CROCS, Inc.*	37,221	881,021
Deckers Outdoor CorporationΔ*	14,900	1,389,574
DG Fastchannel, Inc.Δ*	119,300	2,022,135
Dillard’s, Inc. Class A	5,200	226,096
DSW, Inc.Δ	28,100	1,297,658
Education Management CorporationΔ*	25,400	376,936
Elizabeth Arden, Inc.Δ*	17,150	487,746
Federal-Mogul CorporationΔ*	30,700	452,825
Foot Locker, Inc.	34,300	689,087
Goodyear Tire & Rubber Co. (The)*	78,300	790,047
Group 1 Automotive, Inc.Δ	13,800	490,590
Guess ?, Inc.Δ	19,000	541,310
H&R Block, Inc.Δ	61,200	814,572
Hibbett Sports, Inc.Δ*	7,050	238,925
Hot Topic, Inc.Δ	119,700	913,311
Iconix Brand Group, Inc.Δ*	33,200	524,560
Inter Parfums, Inc.Δ	38,300	591,735
ITT Educational Services, Inc.Δ*	12,100	696,718
John Wiley & Sons, Inc.Δ	22,300	990,566
Jos. A. Bank Clothiers, Inc.Δ*	21,500	1,002,545
Lithia Motors, Inc.Δ	62,500	898,750
Monro Muffler Brake, Inc.Δ	28,900	952,833
Movado Group, Inc.Δ	38,800	472,584
National American University Holdings, Inc.Δ	54,700	391,652
Nutrisystem, Inc.Δ	44,700	541,317
Papa John’s International, Inc.Δ*	27,700	842,080
Polaris Industries, Inc.Δ	14,120	705,576
Scholastic CorporationΔ	29,700	832,491
Select Comfort CorporationΔ*	61,600	860,552
Shutterfly, Inc.Δ*	14,650	603,287
Sotheby’sΔ	13,337	367,701
Standard Motor Products, Inc.Δ	51,900	673,143
Steven Madden, Ltd.Δ*	30,334	913,053
Stoneridge, Inc.*	50,600	264,132
Sturm Ruger & Co., Inc.	31,700	823,566
Tempur-Pedic International, Inc.Δ*	14,474	761,477
Tenneco, Inc.Δ*	22,900	586,469
True Religion Apparel, Inc.Δ*	40,400	1,089,184
Ulta Salon Cosmetics & Fragrance, Inc.Δ*	15,718	978,131
Under Armour, Inc. Class AΔ*	8,650	574,447
ValueClick, Inc.Δ*	33,200	516,592
Vera Bradley, Inc.Δ*	14,100	508,305
Vitamin Shoppe, Inc.Δ*	30,700	1,149,408
WABCO Holdings, Inc.*	31,055	1,175,742
Whirlpool CorporationΔ	10,200	509,082
Wolverine World Wide, Inc.Δ	36,200	1,203,650
Wyndham Worldwide Corporation	29,100	829,641
Zagg, Inc.Δ*	21,000	208,320
Zumiez, Inc.Δ*	25,287	442,775

		46,656,233

Consumer Staples — 2.2%
Cal-Maine Foods, Inc.Δ	17,800	559,454
Casey’s General Stores, Inc.	13,600	593,640
Chefs’ Warehouse Holdings LLC*	52,500	617,400
Diamond Foods, Inc.Δ	10,000	797,900
Fresh Del Monte Produce, Inc.Δ	25,500	591,600
Hansen Natural Corporation*	12,700	1,108,583
J & J Snack Foods CorporationΔ	23,952	1,150,894
Nash Finch Co.	22,900	616,697
Ruddick Corporation	20,100	783,699
United Natural Foods, Inc.Δ*	33,800	1,251,952

		8,071,819

Energy — 5.4%
American Standard Energy Corporation@*	150,000	712,500
Basic Energy Services, Inc.*	19,320	273,571
Bill Barrett Corporation*	7,800	282,672
Brigham Exploration Co.*	18,226	460,389
Carrizo Oil & Gas, Inc.Δ*	54,500	1,174,475
Complete Production Services, Inc.*	70,700	1,332,695
CVR Energy, Inc.*	31,400	663,796
Dril-Quip, Inc.*	13,900	749,349
GT Advanced Technologies IncΔ*	67,200	471,744
Gulfport Energy CorporationΔ*	29,500	713,310
Helix Energy Solutions Group, Inc.Δ*	98,800	1,294,280
Hornbeck Offshore Services, Inc.Δ*	18,000	448,380
Key Energy Services, Inc.Δ*	85,100	807,599
Newpark Resources, Inc.Δ*	66,300	403,767
Oasis Petroleum, Inc.Δ*	53,196	1,187,867
Patterson-UTI Energy, Inc.	70,500	1,222,470
Pioneer Drilling Co.*	33,300	239,094
Rosetta Resources, Inc.Δ*	29,750	1,018,045
Superior Energy Services, Inc.*	47,500	1,246,400
Swift Energy Co.Δ*	34,300	834,862
Tesoro CorporationΔ*	62,000	1,207,140
Unit CorporationΔ*	12,700	468,884
Vaalco Energy, Inc.Δ*	114,400	555,984
Western Refining, Inc.Δ*	33,300	414,918
World Fuel Services CorporationΔ	58,300	1,903,495

		20,087,686

See Notes to Schedule of Investments.	93

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Financial Services — 17.9%
Advance America Cash Advance Centers, Inc.	63,300	$465,888
American Campus Communities, Inc. REITΔ	15,700	584,197
American Equity Investment Life Holding Co.Δ	71,900	629,125
American Financial Group, Inc.	42,200	1,311,154
Amtrust Financial Services, Inc.Δ	48,700	1,084,062
Artio Global Investors, Inc.	81,100	645,556
Ashford Hospitality Trust, Inc. REITΔ	110,300	774,306
Assurant, Inc.	41,300	1,478,540
Cardtronics, Inc.Δ*	122,200	2,800,824
Cash America International, Inc.Δ	19,600	1,002,736
Cathay General BancorpΔ	63,000	716,940
CBL & Associates Properties, Inc. REITΔ	82,300	934,928
Chemical Financial CorporationΔ	40,500	620,055
City Holding Co.Δ	20,700	558,693
CNO Financial Group, Inc.Δ*	93,000	503,130
Columbia Banking System, Inc.Δ	38,300	548,456
Commerce Bancshares, Inc.Δ	42,500	1,476,875
CommonWealth REIT	25,400	481,838
CVB Financial CorporationΔ	72,900	560,601
Duff & Phelps CorporationΔ	49,300	525,538
East West Bancorp, Inc.	33,900	505,449
Encore Capital Group, Inc.Δ*	38,600	843,410
Euronet Worldwide, Inc.Δ*	46,000	724,040
Evercore Partners, Inc. Class AΔ	33,200	756,960
EZCORP, Inc. Class A*	23,700	676,398
FBL Financial Group, Inc.Δ	33,100	881,122
First Citizens BancShares, Inc. Class A	6,600	947,364
First Horizon National Corporation	76,700	457,132
First Midwest Bancorp, Inc.Δ	48,700	356,484
FleetCor Technologies, Inc.*	35,900	942,734
Global Payments, Inc.	44,600	1,801,394
HCC Insurance Holdings, Inc.	20,300	549,115
Heartland Payment Systems, Inc.	21,100	416,092
Higher One Holdings, Inc.Δ*	50,800	826,516
Home Bancshares, Inc.Δ	24,240	514,373
Hospitality Properties Trust REITΔ	62,900	1,335,367
Huntington Bancshares, Inc.	300,300	1,441,440
IBERIABANK CorporationΔ	19,900	936,494
Interactive Brokers Group, Inc. Class A	72,300	1,007,139
International Bancshares CorporationΔ	70,200	923,130
Jack Henry & Associates, Inc.Δ	45,400	1,315,692
Jones Lang LaSalle, Inc.	36,600	1,896,246
KBW, Inc.Δ	33,200	457,828
LaSalle Hotel Properties REITΔ	23,200	445,440
Mid-America Apartment Communities, Inc. REIT	12,700	764,794
NASDAQ OMX Group, Inc. (The)*	43,900	1,015,846
National Health Investors, Inc. REITΔ	24,300	1,023,759
NBH Holdings Corporation PIPE+@	30,300	499,950
Nelnet, Inc. Class AΔ	25,200	473,256
Netspend Holdings, Inc.Δ*	55,000	282,700
Ocwen Financial CorporationΔ*	97,700	1,290,617
Pacwest BancorpΔ	36,000	501,840
Pebblebrook Hotel Trust REITΔ	55,600	870,140
People’s United Financial, Inc.Δ	49,600	565,440
Portfolio Recovery Associates, Inc.*	12,800	796,416
Post Properties, Inc. REITΔ	18,300	635,742
Prosperity Bancshares, Inc.Δ	8,600	281,048
Protective Life CorporationΔ	26,400	412,632
PS Business Parks, Inc. REITΔ	21,200	1,050,248
Raymond James Financial, Inc.	22,700	589,292
Regions Financial Corporation	97,500	324,675
Reinsurance Group of America, Inc.	27,900	1,282,005
Republic Bancorp, Inc. Class AΔ	27,600	488,796
Retail Opportunity Investment CorporationΔ	69,100	765,628
RLI CorporationΔ	13,500	858,330
Safety Insurance Group, Inc.Δ	19,100	722,553
SCBT Financial CorporationΔ	14,200	350,456
Signature Bank*	22,540	1,075,834
StanCorp Financial Group, Inc.Δ	33,700	929,109
Stifel Financial CorporationΔ*	37,300	990,688
Symetra Financial Corporation	16,900	137,735
Taubman Centers, Inc. REITΔ	10,200	513,162
Torchmark CorporationΔ	27,200	948,192
Tower Group, Inc.Δ	73,800	1,687,068
Umpqua Holdings CorporationΔ	99,500	874,605
Urstadt Biddle Properties, Inc. Class A REITΔ	37,200	594,084
Washington Banking Co.Δ	600	5,838
Washington Federal, Inc.	68,900	877,786
Webster Financial CorporationΔ	50,400	771,120
Wintrust Financial CorporationΔ	21,300	549,753
Wright Express CorporationΔ*	38,000	1,445,520
Zions BancorporationΔ	28,700	403,809

		66,311,267

Healthcare — 9.3%
Air Methods CorporationΔ*	13,200	840,444
Align Technology, Inc.Δ*	40,500	614,385
AVANIR Pharmaceuticals, Inc.Δ*	103,400	295,724
BioMarin Pharmaceuticals, Inc.Δ*	26,000	828,620
Bio-Rad Laboratories, Inc. Class A*	6,700	608,159
Brookdale Senior Living, Inc.Δ*	46,300	580,602
Catalyst Health Solutions, Inc.Δ*	47,000	2,711,430
Centene Corporation*	35,200	1,009,184
Charles River Laboratories International, Inc.*	32,500	930,150
Community Health Systems, Inc.Δ*	26,800	445,952
Conventry Health Care, Inc.Δ*	26,600	766,346

94	See Notes to Schedule of Investments.

	Shares	Value
Cooper Cos., Inc. (The)Δ	32,100	$2,540,715
Cubist Pharmaceuticals, Inc.Δ*	20,834	735,857
Endologix, Inc.Δ*	34,900	350,396
Five Star Quality Care, Inc.+	2,086	—
Gen-Probe, Inc.*	9,832	562,882
Haemonetics CorporationΔ*	17,000	994,160
Hanger Orthopedic Group, Inc.*	7,100	134,119
Health Net, Inc.*	50,900	1,206,839
Healthspring, Inc.Δ*	25,931	945,444
Healthways, Inc.Δ*	59,400	583,902
Hill-Rom Holdings, Inc.Δ	8,200	246,164
Incyte Corporation, Ltd.Δ*	28,700	400,939
IPC The Hospitalist Co., Inc.Δ*	29,400	1,049,286
Magellan Health Services, Inc.Δ*	29,500	1,424,850
MAKO Surgical CorporationΔ*	19,778	676,803
Masimo CorporationΔ	27,000	584,550
Mednax, Inc.*	15,200	952,128
Merit Medical Systems, Inc.Δ*	32,034	420,927
Myriad Genetics, Inc.*	53,100	995,094
Optimer Pharmaceuticals, Inc.Δ*	17,845	246,975
PAREXEL International CorporationΔ*	35,900	679,587
PDL BioPharma, Inc.Δ	156,500	868,575
PerkinElmer, Inc.	42,500	816,425
PSS World Medical, Inc.Δ*	36,600	720,654
Sirona Dental Systems, Inc.Δ*	20,300	860,923
SXC Health Solutions Corporation*	14,350	799,295
Techne Corporation	9,200	625,692
Thoratec Corporation*	20,200	659,328
United Therapeutics Corporation*	19,500	731,055
VCA Antech, Inc.Δ*	35,500	567,290
Volcano CorporationΔ*	44,650	1,322,980
WellCare Health Plans, Inc.Δ*	23,600	896,328
Zoll Medical Corporation*	8,331	314,412

		34,545,570

Materials & Processing — 4.5%
Airgas, Inc.	9,700	619,054
Allied Nevada Gold Corporation*	14,422	516,452
Beacon Roofing Supply, Inc.Δ*	30,200	482,898
Belden, Inc.	13,100	337,849
Buckeye Technologies, Inc.Δ	30,200	728,122
Cabot CorporationΔ	37,500	929,250
Carpenter Technology Corporation	22,100	992,069
Chemtura Corporation*	10,700	107,321
Eastman Chemical Co.	14,900	1,021,097
Haynes International, Inc.	5,447	236,672
Huntsman Corporation	41,400	400,338
Innospec, Inc.*	37,900	917,559
Interline Brands, Inc.Δ*	33,400	429,858
Kraton Performance Polymers, Inc.Δ*	17,300	279,914
Kronos Worldwide, Inc.Δ	80,800	1,299,264
Neenah Paper, Inc.	31,300	443,834
NewMarket CorporationΔ	4,400	668,228
Polypore International, Inc.Δ*	9,000	508,680
RBC Bearings, Inc.Δ*	18,600	632,214
Reliance Steel & Aluminum Co.Δ	17,900	608,779
RTI International Metals, Inc.Δ*	11,200	261,184
Sensient Technologies CorporationΔ	35,800	1,165,290
Stepan Co.Δ	7,500	503,850
Temple-Inland, Inc.	32,400	1,016,388
Timken Co.	30,400	997,728
TPC Group, Inc.Δ*	15,900	319,272

		16,423,164

Producer Durables — 14.2%
A.O. Smith CorporationΔ	45,047	1,442,855
Advisory Board Co. (The)Δ*	17,300	1,116,369
AGCO Corporation*	14,200	490,894
Alaska Air Group, Inc.Δ*	11,900	669,851
Albany International Corporation Class AΔ	45,600	832,200
Allegiant Travel Co.Δ*	19,800	933,174
Alliant Techsystems, Inc.Δ	20,200	1,101,102
Applied Industrial Technologies, Inc.Δ	23,900	649,124
Astec Industries, Inc.Δ*	22,000	644,160
Atlas Air Worldwide Holdings, Inc.Δ*	7,500	249,675
BE Aerospace, Inc.*	17,900	592,669
Ceradyne, Inc.Δ*	17,800	478,642
Chart Industries, Inc.Δ*	20,100	847,617
Clean Harbors, Inc.Δ*	33,300	1,708,290
Columbus McKinnon CorporationΔ*	47,400	519,504
CoStar Group, Inc.Δ*	24,600	1,278,462
Darling International, Inc.Δ*	47,800	601,802
Dice Holdings, Inc.*	47,300	369,886
Douglas Dynamics, Inc.Δ	31,900	407,682
EMCOR Group, Inc.Δ	119,400	2,427,402
ExlService Holdings, Inc.Δ*	37,900	833,800
FARO Technologies, Inc.Δ*	12,900	406,995
Gardner Denver, Inc.	8,200	521,110
Generac Holdings, Inc.*	33,400	628,254
General Cable CorporationΔ*	39,600	924,660
Genesee & Wyoming, Inc. Class AΔ*	48,550	2,258,546
Gulfmark Offshore, Inc. Class AΔ*	21,000	763,140
Harsco Corporation	25,700	498,323
Healthcare Services Group, Inc.Δ	54,150	873,981
HEICO Corporation Class AΔ	34,750	1,509,049
Herman Miller, Inc.Δ	32,900	587,594
HUB Group, Inc.Δ*	13,650	385,885
Huron Consulting Group, Inc.*	18,700	582,131
IDEX Corporation	31,111	969,419
Itron, Inc.Δ*	24,400	719,800
Kaman CorporationΔ	18,700	520,795
KBR, Inc.	56,000	1,323,280
Kennametal, Inc.Δ	31,400	1,028,036
Layne Christensen Co.Δ*	21,300	492,030
Lincoln Electric Holdings, Inc.	21,200	615,012
Liquidity Services, Inc.Δ*	8,830	283,178
MAXIMUS, Inc.	24,400	851,560
McGrath RentCorpΔ	30,100	716,079
Middleby CorporationΔ*	17,300	1,218,958
NACCO Industries Inc. Class AΔ	6,800	431,120

See Notes to Schedule of Investments.	95

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
National Instruments CorporationΔ	43,350	$990,981
Old Dominion Freight Line, Inc.Δ*	27,900	808,263
On Assignment, Inc.Δ*	95,100	672,357
Orbital Sciences CorporationΔ*	59,000	755,200
OSI Systems, Inc.Δ*	10,417	349,178
Regal-Beloit CorporationΔ	13,600	617,168
Resources Connection, Inc.Δ	55,000	537,900
Robbins & Myers, Inc.	26,284	912,318
Ryder System, Inc.	27,800	1,042,778
Standard Parking CorporationΔ*	36,300	567,732
Steelcase, Inc. Class AΔ	164,900	1,040,519
TeleTech Holdings, Inc.*	33,600	512,064
Thomas & Betts Corporation*	13,700	546,767
Titan Machinery, Inc.*	23,500	420,650
Toro Co. (The)	13,000	640,510
TransDigm Group, Inc.*	23,940	1,955,180
Triumph Group, Inc.Δ	28,600	1,393,964
URS Corporation*	18,000	533,880
Watts Water Technologies, Inc.Δ	21,300	567,645
WESCO International, Inc.*	5,400	181,170

		52,350,319

Technology — 11.5%
Avnet, Inc.*	62,500	1,630,000
Blackboard, Inc.Δ*	22,200	991,452
Bottomline Technologies, Inc.Δ*	65,400	1,317,156
BroadSoft, Inc.Δ*	19,000	576,650
CACI International, Inc. Class AΔ*	21,000	1,048,740
Cadence Design Systems, Inc.Δ*	111,000	1,025,640
Cavium, Inc.Δ*	24,700	667,147
Cognex CorporationΔ	20,300	550,333
CommVault Systems, Inc.Δ*	49,200	1,823,352
Comtech Telecommunications CorporationΔ	32,600	915,734
CSG Systems International, Inc.*	34,400	434,816
Cymer, Inc.Δ*	10,800	401,544
DealerTrack Holdings, Inc.Δ*	57,700	904,159
DigitalGlobe, Inc.Δ*	23,600	458,548
Ebix, Inc.Δ	59,800	879,060
Hittite Microwave CorporationΔ*	12,800	623,360
Imation Corporation*	73,000	533,630
Informatica Corporation*	18,200	745,290
Inphi CorporationΔ*	41,800	366,586
Insight Enterprises, Inc.Δ*	46,400	702,496
Kenexa CorporationΔ*	12,900	201,756
Keynote Systems, Inc.Δ	8,300	175,379
LSI Corporation*	215,400	1,115,772
Monotype Imaging Holdings, Inc.*	43,500	527,655
Netlogic Microsystems, Inc.*	33,600	1,616,496
NetSuite, Inc.Δ*	12,750	344,378
NeuStar, Inc. Class A*	26,500	666,210
NIC, Inc.Δ*	122,800	1,406,060
PMC-Sierra, Inc.*	102,300	611,754
Power Intergrations, Inc.Δ	33,000	1,010,130
Progress Software CorporationΔ*	49,800	873,990
Responsys, Inc.*	20,500	220,990
RightNow Technologies, Inc.Δ*	15,400	508,970
SAIC, Inc.Δ*	84,000	992,040
Sanmina-SCI Corporation*	54,000	360,720
SBA Communications Corporation Class A*	17,400	599,952
Scansource, Inc.Δ*	39,100	1,155,796
Semtech CorporationΔ*	62,567	1,320,164
Silicon Laboratories, Inc.Δ*	20,600	690,306
Solera Holdings, Inc.Δ	33,700	1,701,850
SS&C Technologies Holdings, Inc.*	131,300	1,876,277
SuccessFactors, Inc.Δ*	25,175	578,773
Synchronoss Technologies, Inc.Δ*	21,113	525,925
Take-Two Interactive Software, Inc.Δ*	29,200	371,424
Tech Data Corporation*	23,000	994,290
TIBCO Software, Inc.*	21,800	488,102
Ultimate Software Group, Inc.Δ*	37,100	1,733,312
Ultratech, Inc.Δ*	21,998	377,266
Unisys CorporationΔ*	33,700	528,753
United Online, Inc.Δ	159,700	835,231
Universal Display CorporationΔ*	14,025	672,358
VeriFone Systems, Inc.Δ*	12,874	450,847
Viasat, Inc.Δ*	15,500	516,305

		42,644,924

Utilities — 4.5%
Alliant Energy Corporation	42,000	1,624,560
American Water Works Co., Inc.Δ	61,200	1,847,016
Atmos Energy Corporation	20,500	665,225
El Paso Electric Co.	17,700	567,993
General Communication, Inc. Class AΔ*	55,400	454,280
Great Plains Energy, Inc.Δ	36,100	696,730
j2 Global Communications, Inc.Δ	36,800	989,920
Laclede Group, Inc. (The)	13,400	519,250
Neutral Tandem, Inc.*	50,300	486,904
NTELOS Holdings CorporationΔ	43,300	767,709
NV Energy, Inc.	98,200	1,444,522
OGE Energy Corporation	30,100	1,438,479
Pepco Holdings, Inc.Δ	61,000	1,154,120
Pinnacle West Capital Corporation	16,100	691,334
PNM Resources, Inc.Δ	76,500	1,256,895
Portland General Electric Co.Δ	51,600	1,222,404
Telephone & Data Systems, Inc.Δ	32,000	680,000

		16,507,341

Total Common Stocks (Cost $314,476,411)		303,598,323

FOREIGN COMMON STOCKS — 3.9%
Bermuda — 0.8%
Maiden Holdings, Ltd.	134,400	993,216
Montpelier Re Holdings, Ltd.Δ	88,900	1,571,752
Nabors Industries, Ltd.*	35,800	438,908

		3,003,876

British Virgin Islands — 0.2%
UTi Worldwide, Inc.	58,700	765,448

96	See Notes to Schedule of Investments.

	Shares	Value
Canada — 0.3%
Domtar CorporationΔ	12,200	$831,674
Lone Pine Resources, Inc.Δ*	27,100	178,860

		1,010,534

Cayman Islands — 0.3%
Herbalife, Ltd.	20,700	1,109,520

China — 0.1%
hiSoft Technology International, Ltd. ADRΔ*	500	4,395
Lihua International, Inc.Δ*	87,600	381,060

		385,455

Greece — 0.1%
Aegean Marine Petroleum Network, Inc.Δ	92,500	417,175

Guernsey — 0.3%
Amdocs, Ltd.*	47,900	1,299,048

Israel — 0.1%
SodaStream International, Ltd.Δ*	11,200	370,160

Luxembourg — 0.2%
Altisource Portfolio Solutions SA*	17,900	633,481

Netherlands — 0.4%
AerCap Holdings NV*	16,345	162,142
Chicago Bridge & Iron Co. N.V.	41,000	1,173,830

		1,335,972

Panama — 0.2%
Banco Latinoamericano de Exportaciones SA, Class EΔ	60,600	922,938

Puerto Rico — 0.5%
Oriental Financial GroupΔ	90,300	873,201
Popular, Inc.*	601,100	901,650

		1,774,851

South Africa — 0.1%
Net 1 UEPS Technologies, Inc.Δ*	72,100	468,650

Switzerland — 0.2%
Foster Wheeler AG*	41,900	745,401

Taiwan — 0.1%
Silicon Motion Technology Corporation ADR*	18,800	217,328

Total Foreign Common Stocks (Cost $17,639,799)		14,459,837

PREFERRED STOCK — 0.0%
Federal National Mortgage Association (Cost $10,640)	200	546

RIGHTS/WARRANTS — 0.0%
Asen Warrants A+	25,000	33,750
Asen Warrants B+	25,000	21,750
Asen Warrants C+	25,000	73,500

Total Rights/Warrants (Cost $0)		129,000

MONEY MARKET FUNDS — 47.3%
GuideStone Money Market Fund (GS4 Class)¥	16,207,705	16,207,705
Northern Institutional Liquid Assets Portfolio§	158,944,029	158,944,029

Total Money Market Funds (Cost $175,151,734)		175,151,734

	Par
AGENCY OBLIGATIONS — 1.9%
Federal Home Loan Bank
0.32%, 02/10/12	$330,000	329,988
3.63%, 10/18/13	30,000	31,941
5.50%, 07/15/36	120,000	155,466
Federal Home Loan Mortgage Corporation
0.12%, 01/10/12‡‡	1,486,000	1,485,960
1.35%, 04/29/14	30,000	30,618
Federal National Mortgage Association
0.09%, 01/04/12	900,000	899,977
0.09%, 01/12/12‡‡	3,029,000	3,028,915
0.03%, 01/18/12‡‡	30,000	29,999
0.05%, 02/01/12‡‡	49,000	48,998
5.25%, 08/01/12	110,000	114,565
0.38%, 12/28/12	150,000	150,196
5.00%, 02/13/17Δ	230,000	272,767
0.00%, 10/09/19	90,000	68,566
6.25%, 05/15/29	110,000	156,442
Tennessee Valley Authority
3.88%, 02/15/21Δ	110,000	124,089
5.25%, 09/15/39	50,000	64,303
4.63%, 09/15/60	80,000	97,411

Total Agency Obligations (Cost $6,943,482)		7,090,201

ASSET-BACKED SECURITIES — 0.5%
Ameriquest Mortgage Securities, Inc.
0.58%, 04/25/34†	43,089	34,775
Asset Backed Securities Corporation Home Equity
1.20%, 12/15/33†	28,312	23,001
Bear Stearns Asset-Backed Securities Trust
1.14%, 10/27/32†	10,942	9,397
0.69%, 12/25/33†	177,043	150,772
Education Funding Capital Trust I
2.43%, 12/15/42†	100,000	89,985
1.52%, 06/15/43†	100,000	86,489
EMC Mortgage Loan Trust
0.89%, 02/25/41 144A†	54,490	44,746
Greenpoint Manufactured Housing
3.10%, 03/18/29†	75,000	58,214
3.73%, 06/19/29†	50,000	39,206
3.73%, 02/20/30†	50,000	38,963
2.22%, 11/22/31†	50,000	45,592
GSAA Trust
0.51%, 07/25/37†	200,000	121,671
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	90,000	97,452
Illinois Student Assistance Commission
1.15%, 07/25/45†	200,000	191,968

See Notes to Schedule of Investments.	97

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
KeyCorporation Student Loan Trust
0.51%, 10/25/32†	$60,335	$56,201
Lehman XS Trust
0.54%, 11/25/35†	200,108	138,778
0.54%, 12/25/35†	103,084	33,480
0.50%, 02/25/46†	219,984	109,691
MASTR Specialized Loan Trust
0.59%, 05/25/37 144A†	206,061	64,262
Option One Mortgage Loan Trust
1.04%, 11/25/32†	19,472	15,071
Renaissance Home Equity Loan Trust
1.10%, 06/25/33†	23,421	18,378
Securitized Asset-Backed Receivables LLC Trust
0.47%, 02/25/37†	220,732	72,034
SLM Student Loan Trust
0.42%, 07/25/23†	100,000	96,887
0.78%, 09/16/24†	100,000	90,119
1.10%, 03/15/33 144A†	93,972	91,156

Total Asset-Backed Securities (Cost $2,404,182)		1,818,288

CORPORATE BONDS — 2.9%
AES Corporation
7.75%, 10/15/15	30,000	30,600
8.00%, 06/01/20Δ	190,000	190,950
Ally Financial, Inc.
1.75%, 10/30/12Δ	100,000	101,581
American Express Co.
6.80%, 09/01/66†	150,000	145,875
American International Group, Inc.
5.85%, 01/16/18	180,000	178,789
6.40%, 12/15/20	30,000	30,616
Apache Corporation
5.63%, 01/15/17Δ	110,000	129,796
Arch Coal, Inc.
7.00%, 06/15/19 144AΔ	70,000	66,850
AT&T, Inc.
5.50%, 02/01/18	90,000	104,026
3.88%, 08/15/21	20,000	20,615
6.30%, 01/15/38	60,000	68,967
5.55%, 08/15/41	30,000	32,420
BAC Capital Trust XIV
5.63%, 09/20/49†	10,000	5,550
Baker Hughes, Inc.
7.50%, 11/15/18	60,000	78,960
Bank of America Corporation
5.42%, 03/15/17	60,000	52,185
5.75%, 12/01/17	190,000	178,419
5.00%, 05/13/21Δ	90,000	80,442
8.00%, 12/29/49†Δ	60,000	51,069
Boeing Capital Corporation
4.70%, 10/27/19	40,000	45,471
Boeing Co.
4.88%, 02/15/20	60,000	68,582
Calpine Corporation
7.88%, 01/15/23 144AΔ	80,000	77,600
Caterpillar Financial Services Corporation
6.20%, 09/30/13	110,000	120,879
Caterpillar, Inc.
3.90%, 05/27/21Δ	40,000	43,228
CCO Holdings LLC
7.00%, 01/15/19 144A	70,000	68,075
6.50%, 04/30/21	10,000	9,500
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	60,000	80,065
Citigroup, Inc.
6.50%, 08/19/13	60,000	63,166
6.00%, 12/13/13	110,000	115,600
6.38%, 08/12/14	30,000	31,782
5.00%, 09/15/14Δ	160,000	157,027
5.50%, 10/15/14	60,000	62,380
3.95%, 06/15/16	70,000	69,908
5.38%, 08/09/20Δ	60,000	62,270
6.88%, 03/05/38	90,000	98,025
Comcast Corporation
6.50%, 01/15/17	120,000	141,103
5.15%, 03/01/20Δ	100,000	113,065
5.65%, 06/15/35	10,000	10,503
Community Health Systems, Inc.
8.88%, 07/15/15Δ	30,000	29,550
Concho Resources Inc.
6.50%, 01/15/22	33,000	32,670
ConocoPhillips Holding Co.
6.95%, 04/15/29	100,000	133,501
Consol Energy, Inc.
6.38%, 03/01/21 144A	50,000	48,500
Countrywide Financial Corporation
6.25%, 05/15/16	50,000	44,169
COX Communications, Inc.
5.45%, 12/15/14	30,000	33,243
CVS Caremark Corporation
6.60%, 03/15/19	60,000	73,093
CVS Pass-Through Trust
9.35%, 01/10/23 144A	100,000	115,248
6.94%, 01/10/30	64,380	72,536
Devon Energy Corporation
5.60%, 07/15/41Δ	90,000	104,151
Dominion Resources, Inc.
5.70%, 09/17/12	120,000	125,285
Duke Energy Carolinas LLC
5.63%, 11/30/12	130,000	136,442
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/20	270,000	264,600
Energy Transfer Partners LP
9.00%, 04/15/19	70,000	84,440
Enterprise Products Operating LLC
6.30%, 09/15/17	170,000	197,589
5.70%, 02/15/42	30,000	31,683
Farmer Mac Guaranteed Trust
5.13%, 04/19/17 144A	250,000	292,336
FirstEnergy Corporation
7.38%, 11/15/31	130,000	160,793
Ford Motor Credit Co., LLC
12.00%, 05/15/15	140,000	169,050
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	145,000	155,684

98	See Notes to Schedule of Investments.

	Par	Value
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	$40,000	$41,650
General Electric Capital Corporation
6.00%, 08/07/19	260,000	293,132
4.63%, 01/07/21Δ	30,000	31,194
5.30%, 02/11/21	10,000	10,393
6.38%, 11/15/67†Δ	130,000	122,525
Giant Funding Corporation
8.25%, 02/01/18144A	10,000	10,050
Goldman Sachs Capital II
5.79%, 06/01/43†Δ	10,000	6,250
Goldman Sachs Group, Inc.
6.60%, 01/15/12Δ	10,000	10,144
5.30%, 02/14/12	10,000	10,125
3.63%, 08/01/12	20,000	20,281
5.45%, 11/01/12	20,000	20,622
5.25%, 10/15/13Δ	20,000	20,791
5.95%, 01/18/18	100,000	103,088
5.38%, 03/15/20	60,000	59,684
6.00%, 06/15/20	40,000	41,216
5.25%, 07/27/21	10,000	9,884
6.25%, 02/01/41	130,000	126,831
Hess Corporation
8.13%, 02/15/19	90,000	116,171
7.30%, 08/15/31	40,000	51,288
HSBC Finance Corporation
6.68%, 01/15/21144A	110,000	108,295
Humana, Inc.
7.20%, 06/15/18	60,000	71,162
International Lease Finance Corporation
6.50%, 09/01/14144A	30,000	30,150
6.75%, 09/01/16144A	150,000	151,125
JPMorgan Chase & Co.
6.13%, 06/27/17	200,000	218,946
4.40%, 07/22/20	60,000	60,814
4.25%, 10/15/20	60,000	60,254
4.35%, 08/15/21	10,000	10,125
Kerr-McGee Corporation
6.95%, 07/01/24	120,000	140,562
7.88%, 09/15/31	20,000	24,662
Kinder Morgan Energy Partners LP
6.00%, 02/01/17Δ	70,000	79,361
Kraft Foods, Inc.
5.38%, 02/10/20	110,000	124,702
Kroger Co.
6.15%, 01/15/20Δ	50,000	60,113
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49#	10,000	6
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/65#	50,000	30
Lehman Brothers Holdings, Inc.
6.50%, 07/19/17#	160,000	240
6.75%, 12/28/17#	120,000	180
Medtronic, Inc.
4.45%, 03/15/20	40,000	45,373
Merrill Lynch & Co., Inc.
5.45%, 02/05/13Δ	220,000	218,095
MetLife, Inc.
6.75%, 06/01/16Δ	50,000	57,565
6.40%, 12/15/66Δ	120,000	106,967
Morgan Stanley
5.63%, 01/09/12Δ	160,000	161,426
Occidental Petroleum Corporation
3.13%, 02/15/22	60,000	60,114
Pacific Gas & Electric Co.
5.63%, 11/30/17	30,000	34,993
6.05%, 03/01/34	40,000	47,898
Pemex Project Funding Master Trust
6.63%, 06/15/35	90,000	97,425
PepsiCo, Inc.
7.90%, 11/01/18	13,000	17,322
Pfizer, Inc.
6.20%, 03/15/19Δ	70,000	87,855
Qwest Communications International, Inc.
7.50%, 02/15/14	50,000	50,125
Raytheon Co.
3.13%, 10/15/20	30,000	29,934
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	80,000	102,264
Regency Energy Partners LP
6.50%, 07/15/21	42,000	42,420
Roche Holdings, Inc.
6.00%, 03/01/19 144A	90,000	110,130
Safeway, Inc.
3.95%, 08/15/20Δ	30,000	30,283
Sprint Capital Corporation
6.90%, 05/01/19Δ	100,000	86,500
State Street Corporation
4.96%, 03/15/18	100,000	105,963
Steel Dynamics, Inc.
7.38%, 11/01/12	25,000	25,625
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144AΔ	60,000	73,781
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21	20,000	20,804
Time Warner Cable, Inc.
6.75%, 07/01/18	110,000	128,179
4.13%, 02/15/21Δ	20,000	19,956
7.30%, 07/01/38	90,000	109,845
5.88%, 11/15/40Δ	80,000	82,261
Time Warner, Inc.
4.70%, 01/15/21Δ	30,000	31,416
6.25%, 03/29/41	10,000	11,450
United Parcel Service, Inc.
4.50%, 01/15/13	50,000	52,531
UnitedHealth Group, Inc.
4.88%, 02/15/13Δ	100,000	104,975
Verizon Communications, Inc.
6.00%, 04/01/41	90,000	109,808
Verizon Global Funding Corporation
7.38%, 09/01/12	100,000	105,751
Wachovia Corporation
5.63%, 10/15/16	270,000	292,189
Waste Management, Inc.
7.38%, 05/15/29	20,000	25,449
WellPoint, Inc.
5.88%, 06/15/17	110,000	125,984
Wells Fargo & Co.
5.20%, 06/15/16Δ	50,000	52,087

See Notes to Schedule of Investments.	99

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.60%, 04/01/21	$10,000	$10,710
Williams Cos., Inc.
7.88%, 09/01/21	38,000	45,130
7.50%, 01/15/31	23,000	26,980
7.75%, 06/15/31	38,000	45,743
8.75%, 03/15/32	8,000	10,486
Williams Partners LP
5.25%, 03/15/20	20,000	21,549
Wyeth
5.95%, 04/01/37	10,000	12,787

Total Corporate Bonds (Cost $10,271,816)		10,574,676

FOREIGN BONDS — 0.8%
Australia — 0.1%
BHP Billiton Finance (USA) Ltd.
6.50%, 04/01/19	110,000	135,377
Commonwealth Bank of Australia
3.75%, 10/15/14144A	60,000	62,364
5.00%, 10/15/19144A	20,000	20,800
Rio Tinto Finance USA, Ltd.
6.50%, 07/15/18	20,000	24,032
9.00%, 05/01/19	180,000	242,592

		485,165

Canada — 0.1%
Anadarko Finance Co.
7.50%, 05/01/31	60,000	71,248
Barrick Gold Corporation
6.95%, 04/01/19Δ	100,000	121,431
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20	20,000	22,468

		215,147

Cayman Islands — 0.1%
Petrobras International Finance Co.
3.88%, 01/27/16	50,000	50,100
6.13%, 10/06/16Δ	40,000	43,800
5.75%, 01/20/20	32,000	33,536
5.38%, 01/27/21	110,000	112,310
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 12/29/49144A†Δ	60,000	56,150
Vale Overseas, Ltd.
6.88%, 11/21/36	60,000	64,866

		360,762

France — 0.0%
Credit Agricole SA
8.38%, 10/29/49144A†Δ	120,000	95,100
Total Capital SA
4.45%, 06/24/20Δ	10,000	11,200

		106,300

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16+ 144A#	130,000	1
Kaupthing Bank HF
7.63%, 02/28/15144A#@	310,000	77,500

		77,501

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22144A†	110,000	91,850
Japan — 0.1%
Japan Finance Cooperation
2.88%, 02/02/15	200,000	211,937
Japan Finance Organization for Municipalities
4.00%, 01/13/21	100,000	111,377
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15144A	100,000	103,218

		426,532

Jersey — 0.0%
UBM PLC
5.75%, 11/03/20144A	30,000	32,113

Mexico — 0.1%
America Movil SAB de CV
5.63%, 11/15/17	30,000	33,608
Mexican Bonos
8.00%, 06/11/20(M)	1,220,000	97,848
Mexico Government International Bond
6.75%, 09/27/34Δ	40,000	49,400
6.05%, 01/11/40Δ	10,000	11,350

		192,206

Netherlands — 0.1%
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75,000	82,661
Shell International Finance BV
4.38%, 03/25/20Δ	90,000	101,253

		183,914

Russia — 0.0%
Russian Federation
7.50%, 03/31/30 STEP	11,245	12,664

Spain — 0.1%
BBVA US Senior SAU
3.25%, 05/16/14	100,000	93,771
Santander US Debt SA Unipersonal
3.72%, 01/20/15144AΔ	100,000	92,798
Telefonica Emisiones SAU
5.88%, 07/15/19	30,000	29,491
5.46%, 02/16/21	30,000	28,538

		244,598

Switzerland — 0.0%
UBS AG
4.88%, 08/04/20	80,000	77,168

United Kingdom — 0.1%
BP Capital Markets PLC
5.25%, 11/07/13	90,000	96,955
3.88%, 03/10/15	30,000	31,832
Lloyds TSB Bank PLC
6.38%, 01/21/21	100,000	98,763
Royal Bank of Scotland PLC
4.88%, 03/16/15	100,000	97,988
3.95%, 09/21/15	50,000	47,065

100	See Notes to Schedule of Investments.

	Par	Value
Royal Bank of Scotland Group PLC
7.65%, 08/29/49†	$10,000	$6,550
WPP Finance UK
8.00%, 09/15/14	100,000	113,253

		492,406

Total Foreign Bonds (Cost $3,172,674)		2,998,326

MORTGAGE-BACKED SECURITIES — 5.1%
American Home Mortgage Investment Trust
0.94%, 04/25/44†	33,249	26,349
0.53%, 11/25/45†	190,382	112,620
Bear Stearns Adjustable Rate Mortgage Trust
2.73%, 02/25/35†	69,902	50,478
2.77%, 08/25/35†	195,812	134,303
Bear Stearns Mortgage Funding Trust
0.45%, 12/25/46†	203,198	48,379
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31144A	207,250	222,775
Countrywide Alternative Loan Trust
0.48%, 07/25/35†	181,735	104,358
0.50%, 07/25/35†	242,283	148,699
Credit Suisse Mortgage Capital Certificates
5.60%, 02/15/39†	70,000	74,905
CS First Boston Mortgage Securities Corporation
6.00%, 10/25/35	111,577	63,544
Federal Home Loan Mortgage Corporation
5.84%, 05/01/37†	13,616	14,488
5.50%, 10/01/38 TBA	100,000	108,141
5.50%, 12/01/38	310,756	337,287
6.00%, 11/01/39	529,681	583,014
3.50%, 10/01/41 TBA	200,000	205,312
Federal Home Loan Mortgage Corporation REMIC
4.00%, 12/15/38	100,000	105,836
5.50%, 06/15/41	100,000	115,546
Federal National Mortgage Association
3.50%, 10/01/25 TBA	300,000	313,219
2.43%, 09/01/35†	66,440	69,963
6.00%, 10/01/37 TBA	1,800,000	1,974,375
6.50%, 10/01/37 TBA	300,000	330,656
5.50%, 08/01/38	93,647	103,090
5.00%, 10/01/38 TBA	100,000	107,563
4.50%, 10/14/38 TBA	1,500,000	1,591,172
5.50%, 05/01/40	557,713	605,358
3.50%, 10/13/40 TBA	200,000	205,469
4.00%, 10/14/40 TBA	2,100,000	2,201,063
5.50%, 07/01/41	635,807	691,777
6.50%, 09/30/41	600,000	660,750
6.50%, 10/01/41	200,000	220,250
Federal National Mortgage Association REMIC
11.41%, 10/25/40 IOΩ†	78,577	11,090
5.50%, 07/25/41	100,919	119,193
7.54%, 07/25/41 IOΩ†	93,191	13,122
6.34%, 10/25/41 IOΩ†	300,000	55,548
FHLMC Multifamily Structured Pass Through Certificates
6.13%, 01/25/20 IOΩ†	217,362	13,972
13.67%, 04/25/20 IOΩ†	385,396	29,116
8.00%, 06/25/20 IOΩ†	426,537	43,326
10.61%, 08/25/20 IOΩ†	208,405	19,341
8.00%, 04/25/21 IOΩ†	529,220	45,511
8.39%, 06/25/46 IOΩ†	278,899	24,269
First Horizon Alternative Mortgage Securities
2.33%, 02/25/36†	154,691	103,971
0.61%, 02/25/37†	76,442	40,231
General Electric Capital Commercial Mortgage Corporation
5.51%, 03/10/44†	100,000	107,233
GMAC Commercial Mortgage Securities, Inc.
5.24%, 11/10/45†	100,000	106,288
Government National Mortgage Association
1.00%, 10/20/33 IOΩ†	825,298	79,979
11.37%, 03/20/35 IOΩ†	792,092	92,988
1.00%, 12/16/36 IOΩ†	96,926	19,847
6.38%, 05/20/37 IOΩ†	110,197	15,863
6.50%, 10/20/37	86,490	98,058
5.50%, 10/01/38 TBA	100,000	110,688
6.00%, 10/01/38 TBA	200,000	222,781
1.04%, 10/20/38 IOΩ†	95,725	15,222
6.00%, 10/22/38 TBA	200,000	223,031
6.09%, 11/20/38 IOΩ†	235,835	34,963
17.83%, 04/16/39 IOΩ†	56,503	7,283
1.00%, 06/20/39 IOΩ†	95,186	18,114
5.00%, 10/01/39 TBA	300,000	329,484
5.00%, 01/15/40	451,813	499,419
8.31%, 01/20/40 IOΩ†	92,548	14,992
5.00%, 08/20/40	180,196	198,186
6.00%, 10/20/40	95,920	107,354
6.38%, 11/20/40 IOΩ†	155,819	25,556
4.50%, 01/20/41	95,656	103,849
4.50%, 02/20/41	96,387	104,643
4.50%, 03/20/41	785,670	852,965
2.54%, 06/20/41 IOΩ†	97,616	15,592
4.00%, 10/01/41 TBA	200,000	213,906
1.38%, 11/20/59†	293,495	301,237
1.22%, 05/20/60†	164,420	167,478
0.70%, 01/20/61†	233,156	232,002
0.65%, 02/20/61†	237,481	235,529
0.70%, 03/20/61†	98,191	97,463
Granite Mortgages PLC
0.75%, 07/20/43†	33,326	31,745
Greenpoint Mortgage Funding Trust
0.50%, 10/25/45†	51,476	30,856
GS Mortgage Securities Corporation II
6.16%, 03/10/44144AΩ†	795,805	47,092
GSMPS Mortgage Loan Trust
0.59%, 03/25/35144A†	31,763	25,639
0.59%, 09/25/35144A†	94,282	75,943
Harborview Mortgage Loan Trust
0.47%, 06/19/35†	240,112	150,635

See Notes to Schedule of Investments.	101

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Homestar Mortgage Acceptance Corporation
0.69%, 07/25/34†	$106,448	$90,944
Impac CMB Trust
1.04%, 03/25/33†	16,408	11,985
Indymac INDA Mortgage Loan Trust
5.77%, 11/25/37†	104,311	78,978
JPMorgan Chase Commercial Mortgage Securities Corporation
4.17%, 08/15/46	20,000	20,609
LB-UBS Commercial Mortgage Trust
5.86%, 07/15/40†	40,000	42,806
MASTR Adjustable Rate Mortgages Trust
2.72%, 11/21/34†	200,000	186,416
1.05%, 12/25/46†	278,511	70,054
Merrill Lynch Mortgage Investors, Inc.
5.01%, 05/25/34†	23,732	23,134
Morgan Stanley Capital I
5.69%, 04/15/49†	200,000	207,336
Northstar Education Finance, Inc.
1.60%, 01/29/46†	100,000	85,063
RBSSP Resecuritization Trust
3.16%, 12/26/35 144A†	36,256	36,276
Residential Accredit Loans, Inc.
3.14%, 12/26/34†	241,517	154,870
0.64%, 10/25/45†	142,560	76,495
Structured Adjustable Rate Mortgage Loan Trust
2.66%, 11/25/34†	69,350	51,401
Structured Asset Mortgage Investments, Inc.
0.42%, 09/25/47†	282,891	172,214
Structured Asset Securities Corporation
0.54%, 10/25/27†	23,683	19,882
Washington Mutual Mortgage Pass-Through Certificates
2.57%, 02/25/33†	29,657	26,433
2.53%, 10/25/33†	94,659	89,291
2.58%, 01/25/35†	103,224	94,933
5.18%, 11/25/36†	188,796	134,376
0.56%, 08/25/45†	124,765	95,276
Wells Fargo Mortgage Loan Trust
2.79%, 08/27/35 144A†	90,853	83,885
Wells Fargo Mortgage-Backed Securities Trust
0.62%, 05/25/33	15,872	15,307
2.75%, 04/25/36†	76,288	63,053

Total Mortgage-Backed Securities (Cost $20,222,799)		18,994,349

MUNICIPAL BONDS — 0.1%
Birmingham Commercial Development Authority, Civic Center Improvements Project, Revenue Bond, Series A
5.50%, 04/01/41	10,000	10,725
Chicago O’Hare International Airport, Revenue Bond, Series A
5.63%, 01/01/35	10,000	11,025
Chicago O’Hare International Airport, Revenue Bond, Series C
5.50%, 01/01/31	10,000	10,938
Clark County Nevada, Las-Vegas-McCarran International Airport, Revenue Bond, Series A (AGM Insured)
5.25%, 07/01/39	10,000	10,344
Los Angeles Department of Airports, Revenue Bond, Series A
5.00%, 05/15/35	10,000	10,625
5.25%, 05/15/39	10,000	10,820
Los Angeles Department of Water & Power, Revenue Bond
6.57%, 07/01/45	30,000	38,970
Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Revenue Bond, Series A-3
5.00%, 07/01/39	10,000	10,376
Municipal Electric Authority of Georgia, Revenue Bond, Series B
6.64%, 04/01/57	30,000	32,086
6.66%, 04/01/57	10,000	10,572
New York Liberty Development Corporation, Goldman Sachs Headquarters, Revenue Bond, Series 2005
5.25%, 10/01/35	10,000	10,192
San Mateo County Community College District, Election 2005, General Obligation Bond, Series B
5.00%, 09/01/38	10,000	10,382
Santa Clara Valley Transportation Authority, Revenue Bond
5.88%, 04/01/32	50,000	59,829
State of California, General Obligation Bond
7.30%, 10/01/39	50,000	59,506
State of Illinois, General Obligation Bond
5.67%, 03/01/18	50,000	53,871
5.88%, 03/01/19	50,000	53,416

Total Municipal Bonds (Cost $359,583)		403,677

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bonds
4.50%, 08/15/39Δ	10,000	13,090
3.75%, 08/15/41Δ	220,000	256,163

		269,253

U.S. Treasury Inflationary Index Bonds
2.38%, 01/15/27Δ	55,000	77,118
1.75%, 01/15/28Δ	100,000	125,057
2.50%, 01/15/29Δ	100,000	135,221

102	See Notes to Schedule of Investments.

	Par	Value
3.88%, 04/15/29	$10,000	$20,703
2.13%, 02/15/41	20,000	26,394

		384,493

U.S. Treasury Notes
1.38%, 02/15/13Δ	250,000	253,916
0.50%, 05/31/13	10,000	10,044
1.88%, 02/28/14Δ	50,000	51,804
1.50%, 06/30/16	80,000	82,219
1.00%, 08/31/16Δ	230,000	230,611
1.00%, 09/30/16	40,000	40,064
2.13%, 08/15/21	10,000	10,178

		678,836

Total U.S. Treasury Obligations (Cost $1,225,472)		1,332,582

TOTAL INVESTMENTS — 145.0% (Cost $551,878,592)		536,551,539

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
U.S. Long Treasury Bond Futures, Strike Price $142.00, Expires 11/25/11 (MLCS)	(7)	(25,594)

Put Options — 0.0%
U.S. Long Treasury Bond Futures, Strike Price $128.00, Expires 11/25/11 (MLCS)	(7)	(1,531)

Total Written Options (Premiums received $(23,236))		(27,125)

Liabilities in Excess of Other Assets — (45.0)%		(166,486,736)

NET ASSETS — 100.0%		$370,037,678

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	47.3
Financial Services	17.9
Producer Durables	14.2
Futures Contracts	14.1
Consumer Discretionary	12.6
Technology	11.5
Healthcare	9.3
Energy	5.4
Mortgage-Backed Securities	5.1
Materials & Processing	4.5
Utilities	4.5
Foreign Common Stocks	3.9
Corporate Bonds	2.9
Consumer Staples	2.2
Agency Obligations	1.9
Foreign Bonds	0.8
Asset-Backed Securities	0.5
U.S. Treasury Obligations	0.4
Municipal Bonds	0.1
Forward Foreign Currency Contracts	—	**
Preferred Stocks	—	**
Rights/Warrants	—	**
Written Options	—	**

	159.1

**	Rounds to less than 0.005%.

See Notes to Schedule of Investments.	103

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$7,090,201	$—	$7,090,201	$—
Asset-Backed Securities	1,818,288	—	1,818,288	—
Common Stocks	303,598,323	303,098,373	—	499,950
Corporate Bonds	10,574,676	—	10,574,676	—
Foreign Bonds	2,998,326	—	2,998,325	1
Foreign Common Stocks	14,459,837	14,459,837	—	—
Money Market Funds	175,151,734	175,151,734	—	—
Mortgage-Backed Securities	18,994,349	—	18,994,349	—
Municipal Bonds	403,677	—	403,677	—
Preferred Stock	546	546	—	—
Rights/Warrants	129,000	—	—	129,000
U.S. Treasury Obligations	1,332,582	—	1,332,582	—

Total Assets — Investments in Securities	$536,551,539	$492,710,490	$43,212,098	$628,951

Other Financial Instruments***
Forward Foreign Currency Contracts	$68,178	$—	$68,178	$—

Total Assets — Other Financial Instruments	$68,178	$—	$68,178	$—

Liabilities:
Investments in Securities:
Written Options	$(27,125)	$—	$(27,125)	$—

Total Liabilities — Investments in Securities	$(27,125)	$—	$(27,125)	$—

Other Financial Instruments***
Futures Contracts	$(2,394,155)	$(2,394,155)	$—	$—

Total Liabilities — Other Financial Instruments	$(2,394,155)	$(2,394,155)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

104	See Notes to Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stocks	Foreign Bonds	Rights/ Warrants
Balance, 12/31/10	$560,550	$560,550	$—	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(60,600)	(60,600)	—	129,000
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers in and/or out of Level 3(1)	1	—	1	—

Balance, 09/30/11	$628,951	$499,950	$1	$129,000

(1)

The Fund had foreign bonds valued at $1 as of December 31, 2010 that were transferred from Level 2 to Level 3 of the fair value hierarchy. The foreign bonds that transferred from Level 2 to Level 3 did so as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

See Notes to Schedule of Investments.	105

INTERNATIONAL EQUITY FUNDS
SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 94.6%
Argentina — 0.2%
Banco Macro SA ADR	14,800	$296,148
Cresud SACIF y A ADR	61,370	664,023
Pampa Energia SA ADRΔ	34,425	397,609
Petrobras Argentina SA ADRΔ	53,289	732,724

		2,090,504

Australia — 4.2%
Adelaide Brighton, Ltd.‡‡	75,483	190,294
AGL Energy, Ltd.	25,537	350,150
Alumina, Ltd.	34,920	48,694
Amcor, Ltd.	548,348	3,630,247
AMP, Ltd.	722,645	2,714,297
Ansell, Ltd.	32,039	400,680
APN News & Media, Ltd.	133,485	107,398
ASX, Ltd.	2,537	73,689
Australia & New Zealand Banking Group, Ltd.	31,536	585,345
Bank of Queensland, Ltd.	11,984	81,886
Bendigo and Adelaide Bank, Ltd.‡‡	33,409	270,611
BHP Billiton, Ltd.	58,246	1,928,548
BlueScope Steel, Ltd.Δ	775,276	534,582
Boart Longyear, Ltd.	69,852	177,101
Boral, Ltd.	9,760	32,480
Brambles, Ltd.	365,958	2,256,040
Caltex Australia, Ltd.	69,824	719,645
CFS Retail Property Trust REIT	37,629	63,144
CGA Mining, Ltd.*	310,575	693,526
Challenger, Ltd.	49,383	200,294
Cochlear, Ltd.Δ	26,200	1,161,435
Commonwealth Bank of Australia	18,179	790,596
Computershare, Ltd.	6,176	43,976
CSL, Ltd.‡‡	10,097	286,647
CSR, Ltd.	256,062	570,386
Dexus Property Group REIT	84,924	66,938
Downer EDI, Ltd.‡‡	577,288	1,580,065
DUET Group	24,403	37,922
Fairfax Media, Ltd.	269,714	211,966
Flight Centre, Ltd.	6,295	102,138
Fortescue Metals Group, Ltd.Δ‡‡	512,804	2,141,994
Goodman Fielder, Ltd.	125,971	57,739
Goodman Group REIT	99,079	54,284
GPT Group REIT*	40,076	120,538
GPT Group REIT+*	63,198	—
Iluka Resources, Ltd.	26,268	307,457
Insurance Australia Group, Ltd.‡‡	75,786	219,387
Lend Lease Group	7,753	52,069
Mirvac Group REIT	47,808	52,560
Mount Gibson Iron, Ltd.	1,089,238	1,374,472
Myer Holdings, Ltd.Δ	398,928	776,342
National Australia Bank, Ltd.	129,161	2,743,549
Newcrest Mining, Ltd.	13,780	454,204
Nufarm, Ltd.	64,312	261,323
Orica, Ltd.	14,249	319,778
Origin Energy, Ltd.	29,508	377,585
OZ Minerals, Ltd.	4,583	40,829
Pacific Brands, Ltd.‡‡	906,139	579,505
Paladin Energy, Ltd.	4,238	4,863
Primary Health Care, Ltd.	85	244
Qantas Airways, Ltd.*	83,016	111,284
QBE Insurance Group, Ltd.	261,782	3,214,738
QR National, Ltd.	23,918	72,327
Ramsay Health Care, Ltd.	21,130	385,746
Rio Tinto, Ltd.	19,123	1,120,098
Santos, Ltd.	28,769	311,349
Sims Metal Management, Ltd.	1,051	12,611
Sonic Healthcare, Ltd.	41,100	449,232
SP AusNet	157,887	141,797
Spark Infrastructure Group 144A	336,012	401,659
Stockland REIT	46,149	128,455
Suncorp Group, Ltd.	26,762	203,756
Telstra Corporation, Ltd.	2,267,515	6,753,159
Ten Network Holdings, Ltd.	85,670	72,111
Toll Holdings, Ltd.	251,853	1,056,140
UGL, Ltd.	3,325	36,351
Wesfarmers, Ltd.	18,770	567,127
Wesfarmers, Ltd. Price Protected Shares	2,682	82,517
Westfield Group REIT	38,343	284,340
Westfield Retail Trust REIT	59,197	137,767
Westpac Banking Corporation	29,880	578,633
Woodside Petroleum, Ltd.	60,714	1,881,140

		47,851,779

Austria — 0.0%
Vienna Insurance Group AG	14,275	542,689

Belgium — 0.1%
Groupe Bruxelles Lambert SA	457	32,097
Mobistar SA	6,700	382,482
Solvay SA	3,411	321,183
UCB SA	3,800	161,943

		897,705

Bermuda — 0.2%
Catlin Group, Ltd.	62,270	360,602
Seadrill, Ltd.	41,428	1,144,087
Signet Jewelers, Ltd.Δ	21,800	730,650

		2,235,339

Brazil — 3.0%
Amil Participacoes SA	97,290	861,523
B2W Cia Global Do Varejo	48,600	384,613
Banco Santander Brasil SA ADR	255,928	1,873,393
BM&FBovespa SA	400,000	1,844,436
Brasil Foods SA	70,500	1,210,339
BrasilAgro - Companhia Brasileira de Propriedades Agricolas	45,800	230,187
Centrais Eletricas Brasileiras SA	228,900	1,968,522
Cia de Saneamento Basico do Estado de Sao Paulo ADRΔ	10,605	491,542
Cia Siderurgica Nacional SA	46,323	363,636
Embraer SA ADR	23,989	608,601
Fertilizantes Heringer SA*	52,000	255,540
Gafisa SA	103,900	294,528
GP Investments, Ltd.	451,706	987,375
Itau Unibanco Holding SA ADR	202,220	3,138,454
Lojas Renner SA	25,468	682,397
Magnesita Refratarios SA	52,339	168,409
Marfrig Alimentos SA	45,867	150,024

106	See Notes to Schedule of Investments.

	Shares	Value
OGX Petroleo e Gas Participacoes SA	532,020	$3,279,411
Petroleo Brasileiro SA ADRΔ	270,285	5,726,335
Profarma Distribuidora de Produtos Farmaceuticos SA	95,000	505,252
SLC Agricola SA	51,200	428,334
Tim Participacoes SA ADRΔ	44,921	1,058,339
Totvs SA	34,711	582,440
Tractebel Energia SA	28,014	386,780
Ultrapar Participacoes SA	109,168	1,721,490
Usinas Siderurgicas de Minas Gerais SA ADRΔ	59,703	372,547
Vale SA ADRΔ	187,470	4,041,036

		33,615,483

Canada — 1.9%
Bankers Petroleum, Ltd.Δ*	361,035	1,205,862
Banro CorporationΔ*	121,880	479,192
Canadian National Railway Co.	62,700	4,174,566
Eastern Platinum, Ltd.Δ*	498,533	333,021
Enbridge, Inc.Δ	88,600	2,828,199
Falcon Oil & Gas, Ltd.Δ*	208,166	24,831
First Quantum Minerals, Ltd.	199,539	2,656,331
Goldcorp, Inc.Δ	45,090	2,057,908
Gran Colombia Gold CorporationΔ*	885,248	448,147
Grande Cache Coal Corporation*	182,608	724,925
Ivanhoe Mines, Ltd.Δ*	26,621	364,708
Lundin Mining CorporationΔ*	234,600	817,149
Nexen, Inc.Δ	88,627	1,378,586
Niko Resources, Ltd.	24,301	1,001,120
Potash Corporation of Saskatchewan, Inc.	46,010	1,988,552
Suncor Energy, Inc.	31,800	812,070

		21,295,167

Chile — 0.0%
Embotelladora Andina SA ADR Class A@Δ	9,343	191,532
Embotelladora Andina SA ADR Class BΔ	15,046	368,627

		560,159

China — 2.6%
Anhui Conch Cement Co., Ltd. Class HΔ	490,596	1,332,543
Baidu, Inc. ADR*	75,250	8,044,978
Bank of China, Ltd. Class H	4,235,700	1,309,770
China Life Insurance Co., Ltd. Class H	252,000	596,082
China Merchants Bank Co., Ltd. Class HΔ	1,696,690	2,566,578
China Shenhua Energy Co., Ltd. Class H	411,151	1,612,145
CNinsure, Inc. ADRΔ	17,400	121,800
CNOOC, Ltd.	952,900	1,532,163
Ctrip.com International, Ltd. ADRΔ*	19,200	617,472
ENN Energy Holdings, Ltd.	290,433	939,518
Focus Media Holding, Ltd. ADRΔ*	15,200	255,208
Foxconn International Holdings, Ltd.*	16,000	8,265
Huaneng Power International, Inc. ADRΔ	20,215	340,218
Huaneng Power International, Inc. Class H	1,504,000	638,394
Industrial & Commercial Bankof China Class HΔ	2,345,750	1,132,740
Li Ning Co, Ltd.Δ	638,842	653,549
Longfor Properties Co., Ltd.Δ	457,958	454,958
Parkson Retail Group, Ltd.Δ	883,427	1,067,933
Tencent Holdings, Ltd.	236,800	4,911,732
Trina Solar, Ltd. GDRΔ*	31,266	190,097
Want Want China Holdings, Ltd.Δ	1,124,283	1,018,215
West China Cement, Ltd.Δ	1,639,528	261,697
Yangzijiang Shipbuilding Holdings, Ltd.	32,800	21,905

		29,627,960

Colombia — 0.1%
BanColombia SA	64,300	893,537
BanColombia SA ADRΔ	7,394	411,846

		1,305,383

Denmark — 0.8%
A P Moller - Maersk A/S Class B	28	164,478
Coloplast A/S Class B	3,845	554,068
Danske Bank A/S*	30,997	433,530
DSV A/S	20,999	377,821
H Lundbeck A/S	13,300	253,096
Novo-Nordisk A/S Class B	48,061	4,793,326
Novozymes A/S	8,000	1,137,428
Sydbank A/S	2,037	36,027
Topdanmark A/S*	2,600	406,911
Vestas Wind Systems A/SΔ*	31,000	502,395

		8,659,080

Egypt — 0.4%
Egyptian Financial Group-Hermes Holding	467,246	1,303,040
ElSwedy Electric Co.	80,672	294,323
Orascom Construction Industries	54,194	1,909,882
Oriental Weavers	52,553	264,288
Telecom Egypt Co.	324,519	796,771

		4,568,304

Estonia — 0.0%
Tallink Group PLC*	491,560	386,166

Finland — 0.4%
Cargotec OYJ Class B	9,363	226,940
Kesko OYJ	5,568	171,311
Metso OYJ‡‡	22,980	672,641
Nokia OYJ	27,337	154,584
Nokian Renkaat OYJ‡‡	2,843	85,113
Orion OYJ	19,300	388,626
Outotec OYJ	5,700	203,514
Sampo OYJ	50,410	1,266,169
Stora Enso OYJ Class R	24,787	145,081
UPM-Kymmene OYJ	35,294	398,716
Wartsila OYJ	31,196	740,225

		4,452,920

France — 6.8%
Aeroports de Paris	2,600	195,568
Alstom SA	32,850	1,082,027
Arkema SA‡‡	26,080	1,510,262
AtoS	4,277	184,596

See Notes to Schedule of Investments.	107

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
BNP Paribas SA	74,682	$2,944,153
Bouygues SA	20,150	666,588
Cap Gemini SA	20,590	684,586
Carrefour SA	185,928	4,233,939
Casino Guichard Perrachon SA	15,681	1,223,985
Christian Dior SA	47,449	5,312,468
Cie de St-Gobain	132,064	5,038,405
Cie Generale de Geophysique- Veritas*‡‡	35,849	631,425
Cie Generale d’Optique Essilor International SA	9,985	718,049
CNP Assurances	5,858	86,253
Credit Agricole SA	29,800	204,944
Danone	30,810	1,893,987
Eramet	1,200	165,678
Faurecia	11,604	247,170
France Telecom SA‡‡	363,910	5,956,045
GDF Suez	79,022	2,347,870
Hermes International	1,474	441,358
Imerys SA	52	2,601
Ipsen SA	4,800	144,446
Klepierre REIT	623	17,464
Lagardere SCA	3,356	82,434
Legrand SA	18,210	567,685
L’Oreal SA	23,799	2,321,651
Natixis‡‡	142,436	448,069
Nexans SA	5,762	333,433
Peugeot SA	8,749	186,124
PPR	27,216	3,517,963
Safran SA	3,651	111,687
Sanofi	146,316	9,624,174
Schneider Electric SA	122,220	6,540,654
Societe BIC SA	6,764	575,905
Societe Generale SA‡‡	109,584	2,868,659
Societe Television Francaise I	20,539	255,342
Thales SA	6,660	208,174
Total S.A.Δ	179,394	7,914,738
Unibail-Rodamco SE REIT	1,611	287,461
Valeo SA‡‡	25,703	1,080,431
Vinci SA	56,165	2,409,020
Vivendi SA	23,350	475,403
Zodiac Aerospace	3,285	252,027

		75,994,901

Germany — 7.1%
Adidas AG	37,431	2,277,894
Aixtron SE NAΔ	71,251	1,033,640
Allianz SE	27,192	2,548,679
Aurubis AG‡‡	10,833	547,711
Axel Springer AG	15,600	536,922
BASF SE	73,042	4,453,026
Bayer AG	44,207	2,439,506
Bayerische Motoren Werke AG	34,910	2,306,192
Beiersdorf AG	72,517	3,880,338
Bilfinger Berger SE‡‡	16,716	1,259,838
Daimler AG	66,464	2,955,942
Deutsche Bank AG	37,566	1,301,708
Deutsche Boerse AG	565	28,485
Deutsche Boerse AG*	52,200	2,640,037
Deutsche Lufthansa AG	144,465	1,872,880
Deutsche Post AG	19,517	249,872
Deutsche Telekom AG	415,583	4,878,042
Fresenius Medical Care AG & Co. KGaA	29,202	1,981,033
Fresenius SE & Co KGaA	1,995	177,329
GEA Group AG	54,881	1,281,068
Hannover Rueckversicherung AG	66,980	3,028,264
HeidelbergCement AG	21,100	766,545
Infineon Technologies AG	94,677	698,581
K+S AG‡‡	22,617	1,183,976
Kloeckner & Co. SE‡‡	61,308	754,791
Linde AG	39,696	5,311,846
MAN SE‡‡	1,679	130,150
Merck KGaA‡‡	10,800	884,611
Metro AG	48,230	2,047,294
NII Holdings, Inc. Class B*	23,806	641,572
RWE AG	139,714	5,153,782
Salzgitter AG	523	25,100
SAP AG	157,113	7,994,245
Siemens AG	59,535	5,356,374
SMA Solar Technology AGΔ	32,645	1,690,784
Software AG‡‡	9,989	312,806
Suedzucker AG	67,390	1,914,623
TUI AGΔ	112,400	577,869
Volkswagen AG	11,837	1,458,419
Vossloh AG	2,900	285,347
Wacker Chemie AGΔ	7,500	665,847

		79,532,968

Greece — 0.1%
Coca Cola Hellenic Bottling Co. SA	52,878	931,950

Guernsey — 0.0%
Resolution, Ltd.	7,614	29,176

Hong Kong — 2.0%
AIA Group, Ltd.	952,200	2,696,574
ASM Pacific Technology, Ltd.Δ	45,430	443,454
Belle International Holdings, Ltd.	389,000	670,633
BOC Hong Kong Holdings, Ltd.	89,000	188,174
Cheung Kong Holdings, Ltd.	40,000	433,625
Cheung Kong Infrastructure Holdings, Ltd.	7,000	40,781
China Mobile, Ltd.	301,118	2,943,519
China Overseas Land & Investment, Ltd.Δ	610,372	871,781
China Resources Gas Group, Ltd.	341,469	459,409
CLP Holdings, Ltd.	50,000	450,461
Esprit Holdings, Ltd.	91,977	111,393
Hang Lung Group, Ltd.	15,000	76,430
Hong Kong Exchanges and Clearing, Ltd.Δ	107,200	1,555,026
Hopewell Holdings, Ltd.	88,500	253,928
Hutchison Whampoa, Ltd.‡‡	65,000	481,029
Hysan Development Co., Ltd.	51,000	154,510
Jardine Matheson Holdings, Ltd.	51,200	2,327,206
Kerry Properties, Ltd.	25,100	80,115
Li & Fung, Ltd.Δ	1,880,000	3,136,934
Lifestyle International Holdings, Ltd.	4,000	10,148
Link (The) REIT	39,500	124,796
Luks Group Vietnam Holdings Co., Ltd.	1,626,000	369,551
Mongolia Energy Corporation Ltd.*	15,000	967

108	See Notes to Schedule of Investments.

	Shares	Value
New World Department Store China, Ltd.Δ	439,337	$244,424
New World Development, Ltd.	42,000	40,160
Noble Group, Ltd.	65,000	64,848
NWS Holdings, Ltd.	9,000	11,908
Orient Overseas International, Ltd.	1,500	5,993
PCCW, Ltd.	68,000	25,290
Ports Design, Ltd.Δ	134,500	205,479
Power Assets Holdings, Ltd.	296,500	2,268,496
Shangri-La Asia, Ltd.	35,000	66,918
Sun Hung Kai Properties, Ltd.	12,000	137,664
Swire Pacific, Ltd. Class A	13,000	133,574
Television Broadcasts, Ltd.	35,800	195,286
United Laboratories, Ltd. (The)Δ	1,338,000	1,014,615
Wharf Holdings, Ltd.	18,000	88,806
Wheelock & Co., Ltd.	84,000	248,533
Yue Yuen Industrial Holdings, Ltd.	29,000	75,002

		22,707,440

Hungary — 0.3%
Egis Gyogyszergyar Nyrt	22,297	1,499,116
MOL Hungarian Oiland Gas PLC*	23,971	1,618,814

		3,117,930

India — 2.3%
Ambuja Cements, Ltd.@	508,421	1,538,941
Andhra Bank@	246,868	621,217
Asian Paints, Ltd.	17,360	1,117,355
Axis Bank, Ltd.	86,552	1,788,866
Bajaj Auto, Ltd.	26,006	812,172
Container Corporationof India, Ltd.@	23,263	457,302
Dabur India, Ltd.	307,370	642,924
Housing Development Finance Corporation	107,500	1,399,487
ICICI Bank, Ltd. ADR	100,500	3,489,360
India Cements, Ltd. GDR	719,676	1,065,121
Infosys Technologies, Ltd.	17,122	879,870
Infosys, Ltd. ADRΔ	93,663	4,783,369
Lupin, Ltd.	139,546	1,345,172
NTPC, Ltd.	76,900	262,283
Opto Circuits India, Ltd.	85,458	384,514
Pantaloon Retail India, Ltd.	127,520	513,595
Petronet LNG, Ltd.	441,330	1,434,679
REI Agro, Ltd.	1,374,308	693,844
Reliance Capital, Ltd.	67,100	428,229
Shriram Transport Finance Co., Ltd.	118,716	1,474,712
SKS Microfinance, Ltd.*	17,272	86,202
United Phosphorus, Ltd.	87,199	243,853
Welspun Corporation Ltd.	75,572	171,129

		25,634,196

Indonesia — 1.0%
PT Bank Danamon Indonesia Tbk	1,118,381	579,599
PT Bank Rakyat Indonesia Tbk	4,823,634	3,158,366
PT Indocement Tunggal Prakarsa Tbk	1,114,280	1,754,609
PT Medco Energi Internasional Tbk	4,134,000	999,133
PT Panin Financial Tbk	13,077,044	158,883
PT Ramayana Lestari Sentosa Tbk	2,979,000	231,503
PT Semen Gresik Persero Tbk	775,137	725,492
PT Telekomunikasi Indonesia Tbk ADRΔ	39,480	1,305,604
PT Telekomunikasi Indonesia Tbk	2,925,194	2,494,828

		11,408,017

Ireland — 0.6%
Experian PLC	306,866	3,444,785
James Hardie Industries SE ADR*	107,900	589,993
Shire PLC	85,460	2,665,045
WPP PLC	21,483	198,987

		6,898,810

Israel — 0.6%
Check Point Software Technologies, Ltd.Δ*	29,300	1,545,868
Teva Pharmaceutical Industries, Ltd. ADRΔ	144,500	5,378,290

		6,924,158

Italy — 1.4%
ACEA SpA	75,579	605,543
Banca Monte dei Paschi di Siena SpA	260,700	144,778
Banca Popolare di Milano Scarl	115,194	287,130
Enel SpA‡‡	298,971	1,319,718
ENI SpA	434,916	7,651,338
Fiat Industrial SpA*	79,006	375,665
Fiat SpA	102,572	553,791
Intesa Sanpaolo SpA‡‡	2,097,456	3,289,312
Saipem SpA	38,706	1,358,475
Tod’s SpAΔ	4,698	396,317

		15,982,067

Japan — 14.4%
Aeon Co., Ltd.	39,800	538,361
Aisin Seiki Co., Ltd.Δ	61,200	2,037,681
Ajinomoto Co., Inc.	40,000	472,515
Aozora Bank, Ltd.	56,600	130,317
Asahi Glass Co., Ltd.	45,200	441,298
Asahi Kasei Corporation	50,200	300,856
Astellas Pharma, Inc.Δ	174,800	6,598,162
Bridgestone Corporation	14,300	324,462
Brother Industries, Ltd.	40,200	472,297
Canon, Inc.	203,650	9,246,941
Central Japan Railway Co.	39	340,345
Chubu Electric Power Co., Inc.	22,500	421,406
Chuo Mitsui Trust Holdings, Inc.Δ	502,900	1,664,547
Coca-Cola West Co., Ltd.	14,300	274,301
Cosmo Oil Co., Ltd.‡‡	189,000	467,793
Credit Saison Co., Ltd.	8,900	171,599
Daicel Chemical Industries, Ltd.	31,000	176,483
Daido Steel Co., Ltd.	91,000	544,252
Daihatsu Motor Co., Ltd.Δ	140,000	2,539,951
Dai-ichi Life Insurance Co., Ltd. (The)	126	130,241
Daiichi Sankyo Co., Ltd.	5,100	106,317

See Notes to Schedule of Investments.	109

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Daito Trust Construction Co., Ltd.Δ	17,400	$1,595,217
Daiwa House Industry Co., Ltd.	3,000	38,413
Denso Corporation	81,000	2,603,917
East Japan Railway Co.	6,000	363,760
Ebara Corporation	99,000	391,696
Elpida Memory, Inc.*	20,500	128,220
FANUC Corporation‡‡	17,100	2,355,455
Fuji Electric Co., Ltd.	93,000	240,745
Fuji Heavy Industries, Ltd.	78,900	463,262
FUJIFILM Holdings Corporation	11,300	262,618
Fujitsu, Ltd.Δ	343,000	1,617,537
Fukuoka Financial Group, Inc.	45,000	188,288
Gree, Inc.Δ	48,900	1,491,320
Gunma Bank, Ltd. (The)	15,000	83,608
Hakuhodo DY Holdings, Inc.	5,580	323,712
Hikari Tsushin, Inc.	6,000	142,028
Hino Motors, Ltd.‡‡	152,000	904,364
Hitachi High-Technologies Corporation	6,000	120,402
Hitachi, Ltd.Δ	515,000	2,556,494
Hokuhoku Financial Group, Inc.	188,000	410,771
Hokuriku Electric Power Co.	12,900	238,028
Honda Motor Co., Ltd.	16,600	486,295
Hoya CorporationΔ	105,400	2,443,652
Idemitsu Kosan Co., Ltd.‡‡	7,900	707,694
IHI Corporation‡‡	413,000	910,511
Inpex Corporation	860	5,281,342
Isuzu Motors, Ltd.	122,100	524,560
ITOCHU Corporation	94,300	901,115
Japan Petroleum Exploration Co.	1,800	65,430
Japan Prime Realty Investment Corporation REIT*	9	23,110
Japan Real Estate Investment Corporation REIT*	7	68,436
Japan Retail Fund Investment Corporation REIT	20	32,156
Japan Steel Works, Ltd. (The)	2,000	11,930
JFE Holdings, Inc.	1,200	24,223
JGC Corporation‡‡	80,000	1,956,342
JSR Corporation	22,400	385,408
JTEKT Corporation	108,700	1,300,706
JX Holdings, Inc.	33,170	186,173
Kajima Corporation	27,000	88,615
Kaneka Corporation	25,000	141,423
Kansai Electric Power Co., Inc. (The)*	29,700	513,257
Kao CorporationΔ	199,200	5,548,584
KDDI Corporation	158	1,087,729
Keisei Electric Railway Co., Ltd.	4,000	27,123
Kinden Corporation	31,000	268,033
Kobe Steel, Ltd.	305,000	509,115
Koito Manufacturing Co., Ltd.	7,000	110,741
Komatsu, Ltd.Δ	53,000	1,142,683
Konami CorporationΔ	34,600	1,161,583
Konica Minolta Holdings, Inc.Δ	250,500	1,717,607
Kuraray Co., Ltd.	125,600	1,712,945
Kyocera Corporation	7,600	635,479
Lawson, Inc.	66,800	3,781,224
Leopalace21 Corporation	4,600	10,036
Marubeni Corporation	78,800	440,016
Maruichi Steel Tube, Ltd.	20,400	481,717
Miraca Holdings, Inc.	8,700	382,398
Mitsubishi Chemical Holdings Corporation‡‡	94,500	640,878
Mitsubishi CorporationΔ	93,500	1,903,626
Mitsubishi Electric Corporation‡‡	92,800	822,010
Mitsubishi Estate Co., Ltd.	24,000	389,295
Mitsubishi Heavy Industries, Ltd.‡‡	192,000	809,780
Mitsubishi Motors Corporation*	25,000	33,135
Mitsubishi UFJ Financial Group, Inc.	256,900	1,179,082
Mitsubishi UFJ Lease & Finance Co., Ltd.	9,910	395,602
Mitsui & Co., Ltd.	85,200	1,234,145
Mitsui Fudosan Co., Ltd.	18,000	284,350
Mitsumi Electric Co., Ltd.	15,100	100,964
Mizuho Financial Group, Inc.	73,040	106,959
NHK Spring Co., Ltd.	64,000	565,492
Nikon Corporation	4,900	115,586
Nintendo Co., Ltd.Δ	12,900	1,895,496
Nippon Building Fund, Inc. REIT	8	82,818
Nippon Electric Glass Co., Ltd.	74,100	673,346
Nippon Kayaku Co., Ltd.	10,000	103,139
Nippon Meat Packers, Inc.	11,000	142,949
Nippon Shokubai Co., Ltd.	14,000	173,509
Nippon Telegraph & Telephone Corporation	43,700	2,093,586
Nippon Yusen KK	45,800	124,229
Nishi-Nippon City Bank, Ltd. (The)	110,200	338,662
Nissan Motor Co., Ltd.	209,700	1,855,434
Nisshin Seifun Group, Inc.	19,500	254,545
Nitto Denko Corporation	34,400	1,353,869
NKSJ Holdings, Inc.	66,250	1,470,708
Nomura Research Institute, Ltd.Δ	44,000	1,005,097
NTN Corporation	16,000	75,036
NTT DoCoMo, Inc.	306	557,547
Olympus CorporationΔ	55,500	1,712,942
Ono Pharmaceutical Co., Ltd.	1,400	83,530
ORIX Corporation	1,590	124,795
Osaka Gas Co., Ltd.	77,000	319,906
Otsuka Corporation	4,600	317,082
Pacific Metals Co., Ltd.	42,000	240,947
Rakuten, Inc.Δ	3,940	4,590,281
Rengo Co., Ltd.	4,000	30,618
Rinnai Corporation	2,000	166,970
Rohm Co., Ltd.Δ	13,900	725,091
Sanrio Co., Ltd.Δ	37,400	1,752,363
SBI Holdings, Inc.	176	15,208
Seino Holdings Corporation	24,000	195,162
Sekisui Chemical Co., Ltd.	74,000	622,144
Sekisui House, Ltd.	8,000	74,963
Seven & I Holdings Co., Ltd.Δ	263,700	7,391,538
Shimadzu Corporation	36,000	303,677
Shimamura Co., Ltd.	20,200	2,117,549
Shimizu Corporation	46,000	201,905
Shin-Etsu Chemical Co., Ltd.Δ	140,400	6,887,129

110	See Notes to Schedule of Investments.

	Shares	Value
Shinko Electric Industries Co., Ltd.	34,300	$243,773
Showa Shell Sekiyu KK	35,000	249,317
SMC CorporationΔ	13,400	1,958,574
Softbank Corporation	10,700	313,083
Sojitz Corporation	4,700	8,586
Sony Corporation	20,700	396,239
Sumitomo Corporation	19,900	246,234
Sumitomo Heavy Industries, Ltd.	84,000	429,563
Sumitomo Metal Industries, Ltd.	18,000	37,308
Sumitomo Metal Mining Co., Ltd.	23,000	304,526
Sumitomo Mitsui Financial Group, Inc.	42,000	1,183,375
Sumitomo Realty & Development Co., Ltd.	10,000	192,230
T&D Holdings, Inc.	3,000	28,264
Taisei Corporation	156,000	429,469
Taisho Pharmaceutical Co., Ltd.+	3,000	74,356
Takeda Pharmaceutical Co., Ltd.Δ	151,900	7,204,352
TDK Corporation	2,700	94,186
Teijin, Ltd.	48,000	172,557
THK Co., Ltd.	5,400	89,860
Tohoku Electric Power Co., Inc.	2,300	31,865
Tokai Rika Co., Ltd.	14,500	261,137
Tokio Marine Holdings, Inc.Δ	170,100	4,310,843
Tokuyama Corporation	63,000	218,221
Tokyo Electric Power Co., Inc. (The)	8,900	26,906
Tokyo Electron, Ltd.Δ	51,200	2,322,421
Tokyo Gas Co., Ltd.	30,000	139,345
Tokyu Land Corporation	5,000	17,971
TonenGeneral Sekiyu KK	36,000	413,656
Toshiba Corporation	15,300	62,416
Tosoh Corporation	8,000	25,068
Toyo Seikan Kaisha, Ltd.	5,000	75,669
Toyo Suisan Kaisha, Ltd.	35,000	959,873
Toyota Auto Body Co., Ltd.	12,700	197,381
Toyota Motor CorporationΔ	133,340	4,570,787
Trend Micro, Inc.	29,000	906,981
Ube Industries, Ltd.	177,000	588,215
UNY Co., Ltd.	33,900	315,013
USS Co., Ltd.	4,040	343,508
West Japan Railway Co.	4,000	171,464
Yamada Denki Co., Ltd.Δ	25,540	1,776,287
Yamaguchi Financial Group, Inc.	14,000	141,493
Yamaha Corporation	7,900	85,485
Yamaha Motor Co., Ltd.Δ	91,100	1,202,719
Yamatake Corporation	21,000	449,487
Yamato Holdings Co., Ltd.	61,100	1,113,931

		162,028,039

Jersey — 0.0%
Randgold Resources, Ltd.	1,533	148,910

Kazakhstan — 0.0%
Kazkommerstbank JSC GDR*	40,200	139,896
Kazkommertsbank ADR*	100,323	349,124

		489,020

Kenya — 0.1%
Safaricom, Ltd.	37,678,900	1,103,188

Lebanon — 0.1%
Solidere GDR 144A	58,829	893,017

Luxembourg — 0.1%
ArcelorMittal	14,225	227,270
Millicom International Cellular SA ADR	858	85,501
Oriflame Cosmetics SA ADRΔ	16,100	582,587
Ternium SA ADRΔ	20,693	431,035

		1,326,393

Malaysia — 0.3%
AirAsia Bhd	1,042,765	977,589
CIMB Group Holdings Bhd	476,296	1,032,240
Faber Group Bhd	507,900	213,512
KLCC Property Holdings Bhd	449,700	447,079
Lafarge Malayan Cement Bhd	161,680	330,275
RHB Capital Bhd	320,847	700,180

		3,700,875

Mexico — 0.7%
America Movil SAB de CV ADR Series L	147,297	3,252,318
Cemex SAB de CV ADRΔ	266,494	842,121
Corporacion Moctezuma SAB de CV@	174,707	340,131
Genomma Lab Internacional SAB de CVΔ*	403,014	664,597
Gruma SAB de CV	466,400	812,171
Grupo Financiero Banorte SAB de CV	186,379	550,867
Grupo Financiero Inbursa SAΔ	605,886	1,013,127
Industrias Bachoco SAB de CV ADR	21,095	474,005
Megacable Holdings SAB de CV*	171,295	328,548

		8,277,885

Mongolia — 0.0%
Mongolian Mining Corporation*	96,665	85,463

Netherlands — 4.9%
ASML Holding NV‡‡	86,569	2,993,413
Corio NV REIT	363	16,726
Delta Lloyd NV‡‡	33,411	527,251
European Aeronautic Defenceand Space Co., NV‡‡	48,168	1,353,945
ING Groep NV*	1,327,588	9,364,590
Koninklijke Ahold NV	695,813	8,182,862
Koninklijke BAM Groep NV	50,600	202,205
Koninklijke Boskalis Westminster NV	9	277
Koninklijke DSM NV	8,327	362,045
Koninklijke KPN NV‡‡	83,500	1,099,778
PostNL NV	47,396	207,319
Randstad Holding NV	93,853	2,992,091
Reed Elsevier NV	523,668	5,758,513
Royal Dutch Shell PLC Class A	298,686	9,214,223
Royal Dutch Shell PLC Class B	195,441	6,081,117
SBM Offshore NV	112,699	1,953,288
Unilever NV	158,387	5,013,470

		55,323,113

See Notes to Schedule of Investments.	111

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Nigeria — 0.3%
First Bank of Nigeria PLC	9,297,300	$568,961
First City Monument Bank PLC	8,010,291	213,240
Guaranty Trust Bank PLC	5,225,715	419,386
Guaranty Trust Bank PLC GDR	84,085	340,544
United Bank for Africa PLC	10,716,911	259,196
Zenith Bank PLC	17,717,316	1,373,359

		3,174,686

Norway — 0.4%
Telenor ASA	117,291	1,809,005
TGS Nopec Geophysical Co. ASA	63,258	1,173,225
Yara International ASA	42,600	1,625,218

		4,607,448

Peru — 0.2%
Credicorp, Ltd.	26,970	2,486,634

Philippines — 0.1%
International Container Terminal Services, Inc.	680,650	722,088

Poland — 0.1%
KGHM Polska Miedz SA	24,440	956,976

Russia — 1.4%
Federal Grid Co Unified Energy System JSC	28,734,143	201,139
Federal Hydrogenerating Co. JSC ADR	438,970	1,477,720
Gazprom OAO ADR	183,279	1,770,080
Global Ports Investment, Ltd. GDR	7,976	123,628
Global Ports Investment, Ltd. GDR 144A	19,084	295,802
LSR Group OJSC GDR	104,100	384,129
Magnit OJSC@	16,379	1,506,868
NOMOS-BANK GDR 144A*	21,208	203,809
NOMOS-BANK GDR *	11,400	109,554
NovaTek OAO GDR	27,119	3,113,582
Novorossiysk Commercial Sea Port GDR	68,934	490,810
Novorossiysk Commercial Sea Port GDR 144A	10,302	73,350
Raspadskaya OJSC@	217,472	674,163
Sberbank of Russia	1,602,787	3,510,103
WGC-3 OJSC*	10,343,800	299,970
X5 Retail Group NV GDR*	41,944	1,153,460

		15,388,167

Singapore — 1.5%
Ascendas Real Estate Investment Trust REIT	30,000	46,261
CapitaLand, Ltd.	78,000	145,533
CapitaMall Trust REIT	33,000	45,764
City Developments, Ltd.	6,000	43,502
DBS Group Holdings, Ltd.	40,000	358,682
Golden Agri-Resources, Ltd.	428,300	198,203
Jardine Cycle & Carriage, Ltd.	4,000	127,104
Keppel Corporation, Ltd.	481,100	2,821,294
Oversea-Chinese Banking Corporation, Ltd.	55,000	338,976
SembCorp Industries, Ltd.	514,300	1,327,430
SembCorp Marine, Ltd.	21,000	51,419
Singapore Airlines, Ltd.	25,000	216,448
Singapore Exchange, Ltd.	227,000	1,141,013
Singapore Press Holdings, Ltd.	28,000	80,058
Singapore Technologies Engineering, Ltd.	26,000	55,346
Singapore Telecom-munications, Ltd.	2,051,700	4,945,684
StarHub, Ltd.	3,000	6,521
United Overseas Bank, Ltd.	254,417	3,271,492
UOL Group, Ltd.	3,186	10,041
Wilmar International Ltd.	344,000	1,368,868

		16,599,639

Slovenia — 0.1%
Krka dd Novo mesto	9,604	660,335

South Africa — 1.4%
AngloGold Ashanti, Ltd. ADRΔ	47,988	1,984,784
Bidvest Group, Ltd.	89,214	1,642,639
Exxaro Resources, Ltd.	57,890	1,213,324
Gold Fields, Ltd. ADRΔ	130,051	1,992,381
Impala Platinum Holdings, Ltd.	46,200	933,535
MTN Group, Ltd.	313,705	5,124,900
MTN Group, Ltd. ADRΔ	23,800	390,320
Murray & Roberts Holdings, Ltd.	159,824	512,664
Pick’n Pay Stores, Ltd.	114,331	515,405
Royal Bafokeng Platinum, Ltd.*	14,696	103,233
Standard Bank Group, Ltd.	91,342	1,045,039

		15,458,224

South Korea — 2.2%
Celltrion, Inc.	55,740	2,045,164
Hyundai Department Store Co., Ltd.	5,560	777,925
Hyundai Hysco Co., Ltd.	27,440	1,055,529
Kia Motors Corporation	28,500	1,699,516
KIWOOM Securities Co., Ltd.	6,828	325,236
Korea Electric Power Corporation*	133,836	2,341,928
Korea Zinc Co., Ltd.	4,159	1,014,667
KT Corporation ADRΔ	55,462	819,728
KTB Investment & Securities Co., Ltd.*	35,429	75,424
MegaStudy Co., Ltd.	3,076	308,549
Mirae Asset Securities Co., Ltd.	18,837	443,955
NCSoft Corporation	3,015	851,764
Samsung Electronics Co., Ltd.	10,844	7,571,893
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144AΔ	4,717	1,143,163
Samsung Fire & Marine Insurance Co., Ltd.	8,320	1,508,916
Shinhan Financial Group Co., Ltd.	48,511	1,691,415
SK Telecom Co., Ltd. ADRΔ	48,255	678,948

		24,353,720

Spain — 3.3%
Amadeus IT Holding SA	212,994	3,402,952
Banco Bilbao Vizcaya Argentaria SA*‡‡	405,770	1,709,713
Banco Espanol de Credito SA	8,518	50,870
Banco Santander SA	1,092,758	8,934,250
Bolsas y Mercados Espanoles SA	1,314	35,198
Distribuidora Internacional de Alimentacion SA*	129,684	516,366
Endesa SA	50,391	1,166,557

112	See Notes to Schedule of Investments.

	Shares	Value
Iberdrola SA	811,071	$5,483,554
Inditex SA	66,076	5,640,580
Prosegur Cia de Seguridad SA	4,500	191,325
Repsol YPF SA	68,866	1,817,974
Tecnicas Reunidas SA	52,509	1,674,667
Telefonica SA	356,375	6,829,835

		37,453,841

Sri Lanka — 0.0%
Dialog Axiata PLC@	2,452,710	186,958

Sweden — 1.8%
Alfa Laval AB	85,400	1,344,413
Atlas Copco AB Class AΔ‡‡	287,696	5,092,365
Boliden AB	111,615	1,147,770
Getinge AB	8,885	193,884
Investor AB	3,383	59,533
JM AB	17,200	220,407
Lundin Petroleum AB*‡‡	55,366	936,014
NCC AB	19,639	319,610
Nordea Bank AB	37,511	303,581
Sandvik AB	276,201	3,182,731
Scania AB	67,412	963,142
Skandinaviska Enskilda Banken AB‡‡	131,112	704,809
Svenska Cellulosa AB	156,404	1,904,377
Svenska Handelsbanken AB	77,000	1,959,354
Tele2 AB	24,221	438,703
Telefonaktiebolaget LM Ericsson Class B‡‡	113,399	1,088,859
TeliaSonera AB	37,643	248,180
Trelleborg AB	37,400	241,379
Volvo AB Class B	26,390	259,250

		20,608,361

Switzerland — 6.5%
ABB, Ltd.	253,143	4,330,233
Banco Santander Brasil SA	176,483	1,307,490
Cie Financiere Richemont SA	112,745	5,022,267
Credit Suisse Group AG	74,407	1,946,578
Ferrexpo PLC‡‡	56,348	230,030
Galenica AG	300	153,614
Geberit AG	8,000	1,477,119
Glencore International PLC	10,000	62,828
Julius Baer Group, Ltd.	139,192	4,651,542
Kuehne + Nagel International AG	2,400	269,359
Nestle SA	239,592	13,190,187
Novartis AG	189,991	10,613,219
Orascom Development Holding AGΔ*	19,957	378,202
Panalpina Welttransport Holding AG‡‡	2,207	187,826
Petroplus Holdings AG	58,000	318,734
Roche Holding AG	58,150	9,391,930
Schindler Holding AG	1,099	116,498
SGS SA	1,244	1,889,889
STMicroelectronics NV	7,032	45,955
Sulzer AG	2,898	297,814
Swatch Group AG (The)	7,490	2,464,391
Swiss Life Holding AG‡‡	8,580	940,963
Syngenta AG‡‡	16,243	4,221,037
Synthes, Inc. 144A	1,147	186,021
Transocean, Ltd.‡‡	4,575	220,581
UBS AG*	129,828	1,485,047
Wolseley PLC	39,251	973,896
Xstrata PLC	98,738	1,246,838
Zurich Financial Services AG	28,128	5,859,188

		73,479,276

Taiwan — 1.7%
Catcher Technology Co., Ltd.	216,000	1,236,688
Cathay Financial Holding Co., Ltd.	922,284	1,044,977
Chroma ATE, Inc.	94,574	193,787
Hiwin Technologies Corporation	80,340	544,777
MediaTek, Inc.	190,719	2,073,812
Richtek Technology Corporation	51,337	237,590
Taiwan Semiconductor Manufacturing Co., Ltd.	3,624,011	8,156,786
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	448,800	5,129,784

		18,618,201

Thailand — 0.6%
Bank of Ayudhya PCL ADR	1,704,048	1,087,436
Central Pattana PCLΔ	824,766	908,742
Central Pattana PCL ADR	174,200	190,882
Charoen Pokphand Foods PCL	3,875,600	3,312,044
Siam Commercial Bank PCL	340,126	1,159,831

		6,658,935

Turkey — 0.8%
Akfen Holding AS*	43,000	215,191
Coca-Cola Icecek AS	69,453	941,737
Turkcell Iletisim Hizmet AS	297,584	1,350,436
Türkiye Garanti Bankasi AS	917,158	3,549,221
Türkiye Halk Bankasi AS	231,140	1,649,620
Yapi ve Kredi Bankasi AS	450,727	995,165

		8,701,370

United Kingdom — 15.5%
Aegis Group PLC‡‡	313,516	603,983
AMEC PLC	6,483	81,802
Amlin PLC	12,567	55,232
Anglo American PLC	239,466	8,109,322
ARM Holdings PLC	320,800	2,743,376
AstraZeneca PLC	69,554	3,086,782
Autonomy Corporation PLC*	3,880	153,512
Aviva PLC	529,953	2,492,313
Babcock International Group PLC	17,417	177,576
Barclays PLC	99,223	243,331
Berkeley Group Holdings PLC‡‡	31,961	588,576
BG Group PLC	464,029	8,880,908
BHP Billiton PLC	372,762	9,957,977
BP PLC	1,155,401	6,927,439
British Land Co. PLC REIT	187,201	1,378,903
British Sky Broadcasting Group PLC	16,280	167,671
Britvic PLC	654,878	3,194,581
BT Group PLC	599,526	1,606,930
Burberry Group PLC	29,971	544,254
Cairn Energy PLC*	19,660	85,266
Capital Shopping Centres Group PLC REIT	3,152	15,983
Centrica PLC	430,000	1,982,141
Compass Group PLC	1,089,879	8,792,750
Cookson Group PLC‡‡	75,823	505,835

See Notes to Schedule of Investments.	113

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Daily Mail & General Trust PLC‡‡	99,163	$557,776
Dixons Retail PLC*	339,752	60,544
Drax Group PLC	21,021	156,310
easyJet PLC*	63,853	339,920
Electrocomponents PLC	3,950	11,629
Eurasian Natural Resources Corporation PLC‡‡	58,960	522,549
GKN PLC‡‡	504,513	1,369,879
GlaxoSmithKline PLC	563,076	11,619,164
Hammerson PLC REIT	6,134	35,911
Hays PLC	63,300	67,841
HSBC Holdings PLC	984,201	7,538,320
IMI PLC	18,582	203,964
Inchcape PLC‡‡	112,982	488,002
Inmarsat PLC	215,369	1,640,179
Intermediate Capital Group PLC‡‡	159,352	529,870
Investec PLC	19,440	105,179
ITV PLC‡‡	491,110	449,187
J Sainsbury PLC‡‡	144,927	617,111
John Wood Group PLC	19,041	156,139
Kazakhmys PLC	22,963	280,517
Kesa Electricals PLC	313,881	407,788
Land Securities Group PLC REIT	10,536	104,713
Legal & General Group PLC	486,852	727,127
Lloyds Banking Group PLC*	1,174,010	630,276
Marks & Spencer Group PLC	36,433	177,413
Meggitt PLC	292,900	1,516,503
Michael Page International PLC‡‡	22,272	126,934
Misys PLC‡‡	76,635	256,936
Mondi PLC	122,170	892,879
National Grid PLC‡‡	102,853	1,019,484
Pearson PLC‡‡	109,868	1,937,983
Persimmon PLC	118,423	833,298
Polyus Gold International, Ltd. GDRΔ*	597,235	1,964,903
Provident Financial PLC	1,710	26,612
Prudential PLC	538,037	4,620,703
Reckitt Benckiser Group PLC	140,733	7,130,691
Reed Elsevier PLC‡‡	17,027	130,359
Rentokil Initial PLC‡‡	228,958	254,084
Rexam PLC	275,993	1,327,179
Rio Tinto PLC	65,627	2,910,446
Rolls-Royce Holdings PLC	496,468	4,563,921
Rotork PLC	66,100	1,590,922
Royal Bank of Scotland Group PLC*	4,153,335	1,485,854
RSA Insurance Group PLC	43,200	74,346
Sage Group PLC (The)	25,804	102,339
Scottish & Southern Energy PLC‡‡	73,485	1,474,638
Segro PLC REIT	12,232	41,727
Smith & Nephew PLC	222,751	2,003,740
Smiths Group PLC	5,400	83,336
Spirax-Sarco Engineering PLC	50,600	1,406,388
Stagecoach Group PLC	10,810	41,148
Standard Chartered PLC	397,417	7,928,888
Tate & Lyle PLC	163,453	1,584,926
Tesco PLC	1,762,300	10,322,846
Thomas Cook Group PLC	40,467	24,943
TUI Travel PLC	566,236	1,306,033
Tullow Oil PLC‡‡	215,357	4,355,421
Unilever PLC	246,943	7,735,305
Vedanta Resources PLC‡‡	22,710	386,037
Vodafone Group PLC	3,198,390	8,243,182
WM Morrison Supermarkets PLC‡‡	682,391	3,076,731

		173,955,416

Total Foreign Common Stocks (Cost $1,218,676,795)		1,064,696,429

FOREIGN PREFERRED STOCKS — 0.6%
Belgium — 0.0%
Fortis*	106,120	142

Brazil — 0.0%
Itau Unibanco Holding SA	14,297	220,890

Chile — 0.0%
Embotelladora Andina SA Class A	38,000	128,702
Embotelladora Andina SA Class B	22,900	92,543

		221,245

Germany — 0.3%
Hugo Boss AG	11,230	896,786
Porsche Automobil Holding SE	39,400	1,876,670
ProSiebenSat.1 Media AG	16,804	295,471
Volkswagen AG	2,052	270,798

		3,339,725

South Korea — 0.3%
LG Electronics, Inc.Δ	82,710	1,701,490
Samsung Electronics Co., Ltd.	3,219	1,534,534

		3,236,024

Total Foreign Preferred Stocks (Cost $8,750,295)		7,018,026

MONEY MARKET FUNDS — 17.5%
GuideStone Money Market Fund (GS4 Class)¥	70,044,064	70,044,064
Northern Institutional Liquid Assets Portfolio§	126,401,595	126,401,595

Total Money Market Funds (Cost $196,445,659)		196,445,659

TOTAL INVESTMENTS — 112.7% (Cost $1,423,872,749)		1,268,160,114

	Shares
SECURITIES SOLD SHORT — (5.2)%
Australia — (0.4)%
Amcor, Ltd.	(9,524)	(63,052)
AMP, Ltd.	(5,509)	(20,692)
Asciano, Ltd.	(16,478)	(22,703)
Billabong International, Ltd.	(34,849)	(109,970)
BlueScope Steel, Ltd.	(467,150)	(322,118)
Bradken, Ltd.	(86,060)	(541,965)
Cochlear, Ltd.	(1,231)	(54,570)
David Jones, Ltd.	(16,421)	(47,215)
Energy Resources of Australia, Ltd.	(49,338)	(136,982)
GrainCorp, Ltd.	(39,422)	(270,674)
Harvey Norman Holdings, Ltd.	(22,362)	(45,948)
Incitec Pivot, Ltd.	(84,246)	(261,018)
Insurance Australia Group, Ltd.	(17,586)	(50,908)
JB Hi-Fi, Ltd.	(1,542)	(22,343)

114	See Notes to Schedule of Investments.

	Shares	Value
Leighton Holdings, Ltd.	(7,105)	$(126,187)
Macquarie Group, Ltd.	(2,702)	(58,433)
OneSteel, Ltd.	(252,955)	(296,447)
Primary Health Care, Ltd.	(85)	(244)
QBE Insurance Group, Ltd.	(2,848)	(34,974)
Seek, Ltd.	(143,817)	(729,582)
Sims Metal Management, Ltd.	(1,051)	(12,611)
Toll Holdings, Ltd.	(48,227)	(202,239)
Transfield Services, Ltd.	(198,697)	(361,371)
Transurban Group	(20,500)	(106,583)
West Australian Newspapers Holdings, Ltd.	(147,415)	(367,792)
WorleyParsons, Ltd.	(2,765)	(68,991)

		(4,335,612)

Belgium — 0.0%
Dexia SA	(16,388)	(31,171)
Umicore SA	(5,956)	(215,920)

		(247,091)

Denmark — (0.2)%
D/S Norden A/S	(2,851)	(78,471)
FLSmidth & Co. A/S	(15,078)	(755,309)
Novozymes A/S	(1,579)	(224,500)
Tryg A/S	(9,696)	(509,815)
Vestas Wind Systems A/S*	(4,624)	(74,938)
William Demant Holding A/S*	(3,050)	(229,414)

		(1,872,447)

Finland — (0.1)%
Konecranes OYJ	(18,506)	(371,923)
Outokumpu OYJ	(62,169)	(407,930)
Rautaruukki OYJ	(14,249)	(142,887)
YIT OYJ	(17,223)	(258,693)

		(1,181,433)

France — (0.4)%
Alcatel-Lucent*	(30,943)	(89,719)
Alstom SA	(24,000)	(790,522)
AXA SA	(11,309)	(147,128)
Cie Generale des Etablissements Michelin Class B	(2,628)	(157,175)
EDF SA	(38,398)	(1,112,040)
Eiffage SA	(7,634)	(235,474)
Iliad SA	(1,325)	(148,021)
Lafarge SA	(15,000)	(515,534)
Neopost SA	(3,104)	(227,602)
PagesJaunes Groupe	(8,076)	(31,813)
Renault SA	(11,241)	(372,340)
Vallourec SA	(17,061)	(977,026)
Veolia Environnement SA	(14,259)	(208,239)

		(5,012,633)

Germany — (0.2)%
Commerzbank AG*	(47,077)	(117,983)
Continental AG	(4,976)	(287,214)
Hamburger Hafen Und Logistik AG	(15,437)	(428,772)
Hochtief AG	(3,507)	(219,049)
MTU Aero Engines Holding AG	(3,859)	(240,641)
Muenchener Rueckversicherungs AG	(3,511)	(436,054)
Puma SE	(1,527)	(445,929)
Rheinmetall AG	(4,386)	(205,729)
Symrise AG	(8,832)	(204,131)

		(2,585,502)

Ireland — (0.1)%
James Hardie Industries SE ADR*	(111,968)	(612,237)

Italy — (0.3)%
A2A SpA	(519,952)	(646,833)
Autogrill SpA	(22,168)	(222,891)
Buzzi Unicem SpA	(24,559)	(198,288)
Finmeccanica SpA	(39,492)	(273,253)
Luxottica Group SpA	(13,807)	(350,908)
Mediaset SpA	(101,775)	(320,550)
Mediolanum SpA	(36,849)	(133,882)
Prysmian SpA	(42,739)	(561,477)
Terna Rete Elettrica Nazionale SpA	(170,074)	(630,676)
UniCredit SpA	(141,419)	(149,956)
Unione di Banche Italiane SCPA	(47,000)	(173,992)

		(3,662,706)

Japan — (1.3)%
ABC-Mart, Inc.	(4,100)	(157,605)
Advantest Corporation	(2,700)	(29,104)
Aeon Credit Service Co., Ltd.	(4,500)	(69,229)
Bank of Kyoto, Ltd.	(9,000)	(80,131)
Chiyoda Corporation	(14,000)	(136,489)
Chugai Pharmaceutical Co., Ltd.	(19,100)	(323,563)
Chugoku Electric Power Co., Inc. (The)	(8,100)	(142,467)
Chuo Mitsui Trust Holdings, Inc.	(109,000)	(360,779)
Citizen Holdings Co., Ltd.	(44,600)	(222,071)
Daikin Industries, Ltd.	(10,100)	(289,288)
Daiwa Securities Group, Inc.	(52,000)	(194,181)
Denki Kagaku Kogyo KK	(76,000)	(289,756)
Disco Corporation	(6,800)	(321,472)
Don Quijote Co., Ltd.	(2,400)	(85,682)
Dowa Holdings Co., Ltd.	(48,000)	(267,135)
Fast Retailing Co., Ltd.	(600)	(107,458)
Fujikura, Ltd.	(42,000)	(137,488)
Furukawa Electric Co., Ltd.	(156,000)	(424,865)
GS Yuasa Corporation	(107,000)	(501,733)
Hirose Electric Co., Ltd.	(1,000)	(92,963)
Hiroshima Bank, Ltd.	(5,000)	(24,747)
Hisamitsu Pharmac-eutical Co., Inc.	(1,300)	(62,464)
Hitachi Construction Machinery Co., Ltd.	(37,000)	(619,494)
Hitachi Metals, Ltd.	(15,000)	(172,728)
Isetan Mitsukoshi Holdings, Ltd.	(36,200)	(366,384)
J Front Retailing Co., Ltd.	(25,000)	(118,659)
Jafco Co., Ltd.	(11,300)	(210,111)
Kansai Paint Co., Ltd.	(20,000)	(191,655)
Keikyu Corporation	(21,000)	(193,878)
Kintetsu Corporation	(30,000)	(113,110)
Mabuchi Motor Co., Ltd.	(700)	(32,511)
Matsui Securities Co., Ltd.	(52,400)	(236,296)
Mazda Motor Corporation	(44,000)	(89,001)
Minebea Co., Ltd.	(65,000)	(218,212)
MS&AD Insurance Group Holdings, Inc.	(4,500)	(97,910)
NGK Insulators, Ltd.	(51,000)	(767,419)

See Notes to Schedule of Investments.	115

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Nidec Corporation	(7,200)	$(579,865)
Nippon Sheet Glass Co., Ltd.	(30,000)	(67,120)
Nippon Steel Corporation	(74,000)	(212,239)
Nippon Television Network Corporation	(780)	(112,805)
Nissha Printing Co., Ltd.	(1,300)	(14,973)
Nitori Holdings Co., Ltd.	(550)	(55,363)
Olympus Corporation	(18,900)	(583,326)
Oracle Corporation	(12,000)	(422,470)
OSAKA Titanium Technologies Co.	(5,200)	(215,082)
Rakuten, Inc.	(689)	(802,717)
Ricoh Co., Ltd.	(53,000)	(444,209)
Seven Bank, Ltd.	(18)	(35,132)
Sharp Corporation	(42,000)	(352,851)
Shimadzu Corporation	(10,000)	(84,355)
Shiseido Co., Ltd.	(1,800)	(34,908)
Showa Denko KK	(137,000)	(270,435)
Sumco Corporation	(20,900)	(195,175)
Sumitomo Chemical Co., Ltd.	(3,000)	(11,576)
Suruga Bank, Ltd.	(3,000)	(29,227)
Taiyo Nippon Sanso Corporation	(21,000)	(146,213)
Takashimaya Co., Ltd.	(45,000)	(328,172)
Tobu Railway Co., Ltd.	(48,000)	(226,097)
Tokyo Broadcasting System Holdings, Inc.	(10,800)	(132,847)
Toyota Boshoku Corporation	(4,300)	(61,450)
Trend Micro, Inc.	(1,100)	(34,403)
Tsumura & Co.	(6,900)	(219,998)
Ushio, Inc.	(10,000)	(152,242)
Yahoo! Japan Corporation	(1,805)	(560,604)
Yakult Honsha Co., Ltd.	(5,000)	(156,005)
Yaskawa Electric Corporation	(41,000)	(309,101)

		(14,598,998)

Luxembourg — 0.0%
Oriflame Cosmetics SA ADR	(11,611)	(420,150)

Netherlands — (0.3)%
Akzo Nobel NV	(4,074)	(179,775)
Fugro NV	(18,498)	(932,878)
Koninklijke Boskalis Westminster NV	(6,594)	(202,820)
Koninklijke Philips Electronics N.V.	(21,000)	(376,780)
Koninklijke Vopak NV	(7,988)	(381,781)
Randstad Holding NV	(12,110)	(386,074)
SBM Offshore NV	(12,538)	(217,307)
Wolters Kluwer NV	(19,353)	(314,071)

		(2,991,486)

Papua New Guinea — 0.0%
Oil Search, Ltd.	(21,202)	(114,295)

Spain — (0.2)%
Acerinox SA	(4,905)	(55,121)
ACS Actividades de Construccion y Servicios SA	(5,449)	(192,025)
Enagas SA	(18,897)	(347,296)
Grifols SA	(26,193)	(488,457)
Indra Sistemas SA	(23,921)	(343,902)
Mediaset Espana Comunicacion SA	(33,961)	(193,057)
Obrascon Huarte Lain SA	(8,666)	(212,803)
Zardoya Otis SA	(2,722)	(34,602)

		(1,867,263)

Sweden — (0.3)%
Assa Abloy AB Class B	(28,821)	(592,977)
Hennes & Mauritz AB Class B	(10,283)	(307,892)
Hexagon AB	(48,047)	(624,768)
Meda AB	(23,081)	(210,619)
Modern Times Group AB	(4,948)	(198,275)
Securitas AB	(39,447)	(286,928)
Skanska AB	(33,584)	(464,920)
SSAB AB	(52,776)	(391,452)
Trelleborg AB	(11,853)	(76,499)

		(3,154,330)

Switzerland — (0.2)%
Informa PLC	(10,822)	(54,923)
Julius Baer Group, Ltd.	(12,610)	(421,403)
Logitech International SA*	(31,000)	(238,694)
Nobel Biocare Holding AG	(39,687)	(398,381)
Sonova Holding AG	(12,955)	(1,175,470)
Swiss Re AG	(1,299)	(60,937)
Swiss Reinsurance Co., Ltd.	(587)	(27,157)
Temenos Group AG*	(10,970)	(148,150)
Xstrata PLC	(1,945)	(24,561)

		(2,549,676)

United Kingdom — (1.2)%
Aegis Group PLC	(44,344)	(85,428)
Antofagasta PLC	(57,079)	(815,013)
ARM Holdings PLC	(2,973)	(25,424)
Associated British Foods PLC	(4,359)	(75,042)
Berkeley Group Holdings PLC*	(8,503)	(156,586)
BG Group PLC	(12,000)	(229,664)
Britvic PLC	(16,193)	(78,991)
Bunzl PLC	(12,442)	(148,265)
Capita Group PLC (The)	(64,494)	(706,385)
Carnival PLC	(14,790)	(461,016)
Centrica PLC	(46,000)	(212,043)
Chemring Group PLC	(16,917)	(138,508)
Cobham PLC	(99,558)	(269,495)
Compass Group PLC	(40,689)	(328,264)
Cookson Group PLC	(1,688)	(11,261)
Firstgroup PLC	(34,191)	(169,980)
Home Retail Group PLC	(47,894)	(83,231)
ICAP PLC	(20,120)	(128,248)
Inmarsat PLC	(20,761)	(158,109)
International Power PLC	(118,143)	(560,835)
Intertek Group PLC	(16,341)	(469,980)
Invensys PLC	(115,023)	(400,687)
Johnson Matthey PLC	(7,256)	(177,980)
Lloyds Banking Group PLC	(8,264)	(4,437)
Lonmin PLC	(23,449)	(380,739)
Meggitt PLC	(18,041)	(93,408)
Next PLC	(47,794)	(1,873,761)
Northumbrian Water Group PLC	(41,889)	(302,061)
Old Mutual PLC	(275,127)	(446,438)
Pennon Group PLC	(35,557)	(372,529)
Reckitt Benckiser Group PLC	(14,404)	(729,825)
Rolls-Royce Holdings PLC	(24,000)	(220,627)
Severn Trent PLC	(5,844)	(139,629)
Smith & Nephew PLC	(19,790)	(178,019)
Standard Chartered PLC	(37,942)	(756,983)
Standard Life PLC	(116,151)	(359,452)
Travis Perkins PLC	(23,547)	(276,260)

116	See Notes to Schedule of Investments.

	Shares	Value
UBM PLC	(13,555)	$(94,252)
United Utilities Group PLC	(31,862)	(308,416)
Weir Group PLC (The)	(25,646)	(612,742)
Whitbread PLC	(18,796)	(460,889)

		(13,500,902)

Total Securities Sold Short (Cost $(75,706,196))		(58,706,761)

Liabilities in Excess of Other Assets — (7.5)%		(84,713,547)

NET ASSETS — 100.0%		$1,124,739,806

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

	%
Foreign Common Stocks
United Kingdom	15.5
Japan	14.4
Germany	7.1
France	6.8
Switzerland	6.5
Netherlands	4.9
Australia	4.2
Spain	3.3
Brazil	3.0
China	2.6
India	2.3
South Korea	2.2
Hong Kong	2.0
Canada	1.9
Sweden	1.8
Taiwan	1.7
Singapore	1.5
Italy	1.4
Russia	1.4
South Africa	1.4
Indonesia	1.0
Denmark	0.8
Turkey	0.8
Mexico	0.7
Ireland	0.6
Israel	0.6
Thailand	0.6
Egypt	0.4
Finland	0.4
Norway	0.4
Hungary	0.3
Malaysia	0.3
Nigeria	0.3
Argentina	0.2
Bermuda	0.2
Peru	0.2
Belgium	0.1
Colombia	0.1
Greece	0.1
Kenya	0.1
Lebanon	0.1
Luxembourg	0.1
Philippines	0.1
Poland	0.1
Slovenia	0.1
Austria	—	**
Chile	—	**
Estonia	—	**
Guernsey	—	**
Jersey	—	**
Kazakhstan	—	**
Mongolia	—	**
Sri Lanka	—	**
Total Foreign Common Stocks	94.6

Total Money Market Funds	17.5

Total Futures Contracts	11.9

Total Foreign Preferred Stocks	0.6

Total Forward Foreign Currency Contracts	(0.4)

Total Securities Sold Short	(5.2)

Total Investments	119.0

**	Rounds to less than 0.005%.

See Notes to Schedule of Investments.	117

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks	$1,064,696,429	$140,195,544	$924,426,529	$74,356
Foreign Preferred Stocks	7,018,026	442,277	6,575,749	—
Money Market Funds	196,445,659	196,445,659	—	—

Total Assets — Investments in Securities	$1,268,160,114	$337,083,480	$931,002,278	$74,356

Liabilities:
Investments in Securities:
Securities Sold Short	$(58,706,761)	$(73,548)	$(58,633,213)	$—

Total Liabilities — Investments in Securities	$(58,706,761)	$(73,548)	$(58,633,213)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(101,188)	$—	$(101,188)	$—
Futures Contracts	(3,629,589)	(3,629,589)	—	—

Total Liabilities — Other Financial Instruments	$(3,730,777)	$(3,629,589)	$(101,188)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Foreign Common Stocks
Balance, 12/31/10	$212,441	$212,441
Accrued discounts/premiums	—	—
Realized gain (loss)	47,919	47,919
Change in unrealizedappreciation (depreciation)	(66,448)	(66,448)
Purchases	123,354	123,354
Sales	(242,910)	(242,910)
Transfers in and/or out of Level 3	—	—

Balance, 09/30/11	$74,356	$74,356

Level 1 - 2 Transfers

The Fund had common stocks valued at $511,892,106 as of December 31, 2010 that were either sold or transferred from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair valued at December 31, 2010 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of September 30, 2011 is $3,044,916.

The Fund had common stocks valued at $4,690,585 as of December 31, 2010 that were either sold or transferred from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were being valued based on quoted prices December 31, 2010 that are now being fair valued. The value of the securities that were transferred to Level 2 as of September 30, 2011 is $417,506,912.

118	See Notes to Schedule of Investments.

ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Municipal BondAssurance Corporation
CONV	—	Convertible
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
LLC	—	Limited Liability Company
LOC	—	Letter of Credit
LP	—	Limited Partnership
NATL-RE	—	National Public Finance Guarantee Corporation
PIK	—	Payment-in-Kind Bonds
PIPE	—	Private Investment in Public Equity
PLC	—	Public Limited Company
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect
the rates currently in effect.
STRIP	—	Stripped Security
TBA	—	To be announced.

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$136,568,711	18.33%
Medium-Duration Bond	136,211,278	15.93
Extended-Duration Bond	23,552,849	5.99
Global Bond	18,912,204	11.48
Defensive Market Strategies	12,014,506	4.10
Small Cap Equity	2,573,261	0.70
International Equity	3,196,821	0.28

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral For open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Interest rates shown reflect The rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Interest rates shown reflect the effective yields as of September 30, 2011.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
+	—	Security is valued at fair value. As of September 30, 2011, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Medium-Duration Bond	$14	0.00%
Global Bond	132,291	0.08
Equity Index	—	—
Value Equity	1,209	0.00
Small Cap Equity	628,951	0.17
International Equity	74,356	0.01

119

ABBREVIATIONS AND FOOTNOTES

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated inAustralian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(G)	—	Par is denominated in Singapore Dollars (SGD).
(K)	—	Par is denominated in Norweigan Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(N)	—	Par is denominated in Indonesian Rupiahs (IDR).
(P)	—	Par is denominated in Peruvian Nuevos Soles (PEN).
(R)	—	Par is denominated in Malaysian Ringgits (MYR).
(S)	—	Par is denominated in South African Rand (ZAR).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Polish Zloty (PLN).
(W)	—	Par is denominated in South Korean Won (KRW).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

COUNTERPARTY ABBREVIATIONS:

BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CITIG	—	Counterparty to contract is Citigroup Global Markets, Inc.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
KS	—	Counterparty to contract is Knight Securities.
MFG	—	Counterparty to contract is MF Global.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust Corporation.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SG	—	Counterparty to contract is Societe Generale.
SS	—	Counterparty to contract is State Street Global Markets.
SSB	—	Counterparty to contract is Salomon/Smith Barney.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Pollock.

120

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. Valuation of Securities

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available. Asset-backed and mortgage-backed securities are valued at the last bid price. Certain debt securities may be valued on the basis of broker quotations, valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments or by a sub-adviser using various methodologies approved by the Board of Trustees.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Options, Rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, Rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Select Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1	–	quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Funds and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing net asset value each business day.

Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

Level 3	–	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period is required. A fair value hierarchy and Level 3 reconciliation have been included in the Schedules of Investments.

a. Exchange Traded Funds

Each Select Fund may invest in shares of other investment companies, to the extent permitted by the 1940 Act and by exemptive orders granted by the SEC. This includes shares of other open end, management investment companies (commonly called mutual funds), closed-end funds and exchange traded funds (“ETFs”).

ETFs are open-end investment companies whose shares are listed for trading on a national securities exchange or the Nasdaq National Market System. ETF shares such as iShares and Standard & Poor’s depositary receipt (“SPDRs”) typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index such as the Standard & Poor’s S&P 500® Total Return Index (“S&P 500® Index”). There can be no assurance, however, that this can be accomplished as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index. ETFs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. Individual shares of an ETF are generally not redeemable at their NAV, but trade on an exchange during the day at prices that are normally close to, but not the same as, their NAV. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their NAVs.

b. Fixed Income Securities

The Bond Funds and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non- governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

During the period ended September 30, 2011, the Low-Duration Bond Fund and Medium-Duration Bond Fund entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

TBA sale commitments are commitments to sell mortgage-backed securities for a fixed price at a future date. TBA sales commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury would purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contained various covenants that limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreements are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. On December 24, 2009, the U.S. Treasury amended the Senior Preferred Stock Purchase Agreements to allow the cap on its funding commitment to increase as necessary to accommodate any cumulative reduction in the net worth of FNMA and FHMLC over the next three years.

The Bond Funds, Money Market Fund and Small Cap Equity Fund may invest in obligations issued or guaranteed by municipalities and states. Municipal instruments are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal instruments include private activity bonds issued by or on behalf of public authorities.

Municipal instruments include both “general” and “revenue” obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of a private activity bond is usually directly related to the credit standing of the private user of the facility involved.

c. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

d. Loan Participations

The Bond Funds and the Small Cap Equity Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. A Fund’s investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.

The Medium-Duration Bond Fund invests in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative.

e. Master Limited Partnerships

Master limited partnerships (“MLPs”) are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for U.S. federal tax purposes. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded stock. MLP income is generally not subject to entity-level tax. Instead, an MLP’s income, gain, loss, deductions, and other tax items pass through to common unitholders. If tax were to be required to be paid by the MLP at the entity level, the value of the MLP interests held by the Fund would be expected to decrease.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent that the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD. However, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner that results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures, and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

f. PIPEs

The Small Cap Equity Fund invests in Private Investment in Public Equity (“PIPE”) securities. PIPES involve the purchase of securities directly from a publicly traded company by a Fund. PIPES are restricted securities and cannot be immediately resold into the public markets. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. Risks include the potential decline in the value of the publicly traded company, the potential dilution of shareholder equity and the inability of the Fund to liquidate the position quickly.

g. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

h. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

i. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 5% of the Fund’s assets.

At September 30, 2011, the value of securities sold short in the International Equity Fund amounted to $58,706,761.

j. Security Transactions

Security transactions are accounted for on the date securities are purchased or sold (the trade date).

2. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The International Equity Fund, Small Cap Equity Fund and the Bond Funds may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If the Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended September 30, 2011, the Fund did maintain the required level of net assets and/or the NAV of the Fund did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any upfront payments made or received upon entering a credit default swap contract are treated as part of the cost and are reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of its ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Exchange Traded Swap Agreements — Exchange traded swaps are either interest rate or credit default swap agreements brokered by the Chicago Mercantile Exchange (the “CME”) where the CME is the counterparty to both the buyer and seller of protection. Exchange traded swaps involve a lesser degree of risk because the CME, as counterparty, monitors risk factors for the involved parties. Exchange traded swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of exchange traded interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Exchange traded swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of September 30, 2011, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $44,403,916 and $60,120,000, respectively, and the sellers (“providing protection”) on a total notional amount of $700,000 and $18,150,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event were to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

Written Credit Derivative Contracts	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Low-Duration Bond Fund
Fair value of written credit derivatives	$(22,500)	$—	$—	$—	$(22,500)
Maximum potential amount of future payments	700,000	—	—	—	700,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	5,000,000	—	—	—	5,000,000
Medium-Duration Bond Fund
Fair value of written credit derivatives	$(793,456)	$(45,656)	$(190,175)	$—	$(1,029,287)
Maximum potential amount of future payments	5,000,000	1,000,000	12,150,000	—	18,150,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Low-Duration Bond Fund
0 - 100	$—	$—	$—	$—	$—	$—
101 - 250	—	—	—	—	—	—
251 - 500	—	—	700,000	—	—	700,000
501 - 1,000	—	—	—	—	—	—
Greater than 1,000		—	—	—	—	—

Total	$—	$—	$700,000	$—	$—	$700,000

Medium-Duration Bond Fund
0 - 100	$—	$—	$12,150,000	$—	$—	$12,150,000
101 - 250	—	—	—	1,000,000	—	1,000,000
251 - 500	—	—	900,000	—	—	900,000
501 - 1,000	—	—	—	4,100,000	—	4,100,000
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$13,050,000	$5,100,000	$—	$18,150,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 09/30/11	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Fund
Futures	$(11,588)	$(1,125)	$—	$—	$(10,463)

MyDestination 2015 Fund
Futures	$(143,549)	$3,047	$—	$—	$(146,596)

MyDestination 2025 Fund
Futures	$(133,069)	$6,078	$—	$—	$(139,147)

MyDestination 2035 Fund
Futures	$(95,195)	$766	$—	$—	$(95,961)

MyDestination 2045 Fund
Futures	$(91,592)	$547	$—	$—	$(92,139)

Conservative Allocation Fund
Futures	$(47,646)	$(4,125)	$—	$—	$(43,521)

Balanced Allocation Fund
Futures	$(395,312)	$89,938	$—	$—	$(485,250)

Growth Allocation Fund
Futures	$(462,175)	$27,656	$—	$—	$(489,831)

Aggressive Allocation Fund
Futures	$(553,452)	$—	$—	$—	$(553,452)

Conservative Allocation Fund I
Futures	$(9,792)	$(781)	$—	$—	$(9,011)

Balanced Allocation Fund I
Futures	$(92,727)	$22,892	$—	$—	$(115,619)

Growth Allocation Fund I
Futures	$(61,888)	$3,938	$—	$—	$(65,826)

Aggressive Allocation Fund I
Futures	$(114,226)	$—	$—	$—	$(114,226)

	Asset Derivative Value
Fund	Total Value at 09/30/11	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond Fund
Forwards	$(826,371)	$—	$(826,371)	$—	$—
Futures	(55,856)	(55,856)	—	—	—
Swaps	3,370,412	435,946	—	2,934,466	—

Totals	$2,488,185	$380,090	$(826,371)	$2,934,466	$—

Medium-Duration Bond Fund
Forwards	$(1,226,520)	$—	$(1,226,520)	$—	$—
Futures	1,528,870	1,528,870	—	—	—
Swaps	2,947,767	1,801,258	—	1,146,509	—

Totals	$3,250,117	$3,330,128	$(1,226,520)	$1,146,509	$—

Inflation Protected Bond Fund
Futures	$37,851	$37,851	$—	$—	$—

Global Bond Fund
Forwards	$(735,660)	$—	$(735,660)	$—	$—
Futures	38,447	38,447	—	—	—

Total	$(697,213)	$38,447	$(735,660)	$—	$—

Defensive Market Strategies Fund
Forwards	$(131)	$—	$(131)	$—	$—
Futures	(139,196)	—	—	—	(139,196)
Options	2,750	—	—	—	2,750

Total	$(136,577)	$—	$(131)	$—	$(136,446)

Equity Index Fund
Futures	$(262,903)	$—	$—	$—	$(262,903)

Real Estate Securities Fund
Futures	$(293,050)	$—	$—	$—	$(293,050)

Value Equity Fund
Futures	$(1,189,738)	$—	$—	$—	$(1,189,738)

Growth Equity Fund
Futures	$(2,185,646)	$—	$—	$—	$(2,185,646)

Small Cap Equity Fund
Forwards	$(22,902)	$—	$(22,902)	$—	$—
Futures	(2,397,699)	210,870	—	—	(2,608,569)

Total	$(2,420,601)	$210,870	$(22,902)	$—	$(2,608,569)

International Equity Fund
Forwards	$(4,851,019)	$—	$(4,851,019)	$—	$—
Futures	(3,381,838)	—	(1,716,288)	—	(1,665,550)

Total	$(8,232,857)	$—	$(6,567,307)	$—	$(1,665,550)

	Liability Derivative Value
Fund	Total Value at 09/30/11	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond Fund
Forwards	$(4,121,818)	$—	$(4,121,818)	$—	$—
Futures	252,575	252,575	—	—	—
Written Options	96,806	96,806	—	—	—
Swaps	111,993	38,406	—	73,587	—

Totals	$(3,660,444)	$387,787	$(4,121,818)	$73,587	$—

Medium-Duration Bond Fund
Forwards	$(2,686,675)	$—	$(2,686,675)	$—	$—
Futures	827,659	827,659	—	—	—
Written Options	67,798	67,798	—	—	—
Swaps	3,469,212	1,876,879	—	1,592,333	—

Totals	$1,677,994	$2,772,336	$(2,686,675)	$1,592,333	$—

Inflation Protected Bond Fund
Futures	$584,745	$584,745	$—	$—	$—

Global Bond Fund
Forwards	$(1,711,815)	$—	$(1,711,815)	$—	$—
Futures	39,380	39,380	—	—	—

Totals	$(1,672,435)	$39,380	$(1,711,815)	$—	$—

Defensive Market Strategies Fund
Forwards	$(51,875)	$—	$(51,875)	$—	$—

Small Cap Equity Fund
Forwards	$(91,080)	$—	$(91,080)	$—	$—
Futures	(3,544)	(3,544)	—	—	—
Written Options	27,125	27,125	—	—	—

Totals	$(67,499)	$23,581	$(91,080)	$—	$—

International Equity Fund
Forwards	$(4,749,831)	$—	$(4,749,831)	$—	$—
Futures	247,751	—	—	—	247,751

Totals	$(4,502,080)	$—	$(4,749,831)	$—	$247,751

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended September 30, 2011. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Asset Derivative Volume
Fund	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005 Fund	$—	$2,766,844	$—	$—
MyDestination 2015 Fund	—	12,361,537	—	—
MyDestination 2025 Fund	—	11,778,309	—	—
MyDestination 2035 Fund	—	2,576,270	—	—
MyDestination 2045 Fund	—	1,957,665	—	—
Conservative Allocation Fund	—	6,929,822	—	—
Balanced Allocation Fund	—	35,939,326	—	—
Growth Allocation Fund	—	15,588,649	—	—
Aggressive Allocation Fund	—	16,033,259	—	—
Conservative Allocation Fund I	—	2,817,723	—	—
Balanced Allocation Fund I	—	10,086,594	—	—
Growth Allocation Fund I	—	3,821,739	—	—
Aggressive Allocation Fund I	—	2,849,913	—	—
Low-Duration Bond Fund	23,135,438	253,082,697	—	58,552,418
Medium-Duration Bond Fund	42,615,294	332,228,499	5,072	175,662,857
Inflation Protected Bond Fund	—	7,840,790	—	—
Global Bond Fund	38,513,143	876,544	31,661	—
Defensive Market Strategies Fund	371,078	9,010,465	9,106
Equity Index Fund	—	2,928,644	—	—
Real Estate Securities Fund	—	4,448,341	—	—
Value Equity Fund	—	1,845,541	—	—
Growth Equity Fund	—	55,261,766	—	—
Small Cap Equity Fund	759,603	55,971,299	—	—
International Equity Fund	104,080,774	75,763,217	—	—

	Liability Derivative Volume
Fund	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005 Fund	$—	$(83,007)	$—	$—
MyDestination 2015 Fund	—	(833,097)	—	—
MyDestination 2025 Fund	—	(916,104)	—	—
MyDestination 2035 Fund	—	(584,074)	—	—
MyDestination 2045 Fund	—	(501,066)	—	—
Conservative Allocation Fund	—	(222,360)	—	—
Balanced Allocation Fund	—	(3,753,469)	—	—
Growth Allocation Fund	—	(4,088,520)	—	—
Aggressive Allocation Fund	—	(4,503,558)	—	—
Conservative Allocation Fund I	—	(83,007)	—	—
Balanced Allocation Fund I	—	(1,111,803)	—	—
Growth Allocation Fund I	—	(945,788)	—	—
Aggressive Allocation Fund I	—	(889,442)	—	—
Low-Duration Bond Fund	(86,569,735)	(41,146,877)	(316,538)	—
Medium-Duration Bond Fund	(69,495,674)	(55,408,827)	(357,877)	—
Inflation Protected Bond Fund	—	(18,228,870)	—	—
Global Bond Fund	(44,030,452)	(12,602,748)	—	—

	Liability Derivative Volume
Fund	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Cost)	Written Option Contracts (Average Notional Amount)	Swap Contracts (Average Notional Cost)
Defensive Market Strategies Fund	$(4,189,555)	$—	$—	$—
Small Cap Equity Fund	(1,554,632)	(7,793,594)	(11,527)	—
International Equity Fund	(98,349,591)	(10,703,413)	—	—

3. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. At September 30, 2011, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Cash Collateral	Value of Non-cash Collateral	Total Value of Collateral
Money Market	$80,561,851	$83,612,320	$—	$83,612,320
Low-Duration Bond	66,828,919	83,993,795	—	83,993,795
Medium-Duration Bond	73,256,265	93,570,295	—	93,570,295
Extended-Duration Bond	27,023,038	27,511,392	1,137,550	28,648,942
Inflation Protected Bond	56,201,173	61,073,839	9,005,763	70,079,602
Global Bond	33,874,693	39,836,236	—	39,836,236
Equity Index	35,425,768	40,641,738	221,373	40,863,111
Real Estate Securities	60,868,267	63,215,541	—	63,215,541
Value Equity	88,153,782	112,570,391	26,561	112,596,952
Growth Equity	114,429,700	144,124,294	645,367	144,769,661
Small Cap Equity	156,253,334	158,944,029	1,467,467	160,411,496
International Equity	111,590,065	126,401,595	3,367,590	129,769,185

4. Futures Contracts

Investments as of September 30, 2011, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counterparty	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
5-Year U.S. Treasury Note	12/2011	3	$367,453	GSC	$(1,125)
MSCI EAFE Index	12/2011	1	67,330	GSC	(338)
MSCI Emerging Markets E-Mini	12/2011	1	42,015	GSC	(5,587)
S&P 500® E-Mini	12/2011	3	168,900	GSC	(4,538)

			$645,698		$(11,588)

MyDestination 2015 Fund
10-Year U.S. Treasury Note	12/2011	12	$1,561,125	GSC	$3,047
MSCI EAFE Index	12/2011	11	740,630	GSC	(26,796)
MSCI Emerging Markets E-Mini	12/2011	6	252,090	GSC	(33,521)
S&P 500® E-Mini	12/2011	28	1,576,400	GSC	(86,279)

			$4,130,245		$(143,549)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2025 Fund
10-Year U.S. Treasury Note	12/2011	8	$1,040,750	GSC	$6,078
MSCI EAFE Index	12/2011	13	875,290	GSC	(10,366)
MSCI Emerging Markets E-Mini	12/2011	7	294,105	GSC	(39,108)
S&P 500® E-Mini	12/2011	37	2,083,100	GSC	(89,673)

			$4,293,245		$(133,069)

MyDestination 2035 Fund
10-Year U.S. Treasury Note	12/2011	3	$390,281	GSC	$766
MSCI EAFE Index	12/2011	7	471,310	GSC	(10,308)
MSCI Emerging Markets E-Mini	12/2011	4	168,060	GSC	(22,348)
S&P 500® E-Mini	12/2011	25	1,407,500	GSC	(63,305)

			$2,437,151		$(95,195)

MyDestination 2045 Fund
10-Year U.S. Treasury Note	12/2011	1	$130,094	GSC	$547
MSCI EAFE Index	12/2011	6	403,980	GSC	(17,163)
MSCI Emerging Markets E-Mini	12/2011	3	126,045	GSC	(16,761)
S&P 500® E-Mini	12/2011	21	1,182,300	GSC	(58,215)

			$1,842,419		$(91,592)

Conservative Allocation Fund
MSCI EAFE Index	12/2011	5	$336,650	GSC	$(1,692)
MSCI Emerging Markets E-Mini	12/2011	2	84,030	GSC	(11,174)
S&P 500® E-Mini	12/2011	14	788,200	GSC	(30,655)
2-Year U.S. Treasury Note	12/2011	15	3,303,047	GSC	(4,125)

			$4,511,927		$(47,646)

Balanced Allocation Fund
10-Year U.S. Treasury Note	12/2011	14	$1,821,313	GSC	$9,734
MSCI EAFE Index	12/2011	43	2,895,190	GSC	(14,552)
MSCI Emerging Markets E-Mini	12/2011	21	882,315	GSC	(117,325)
S&P 500® E-Mini	12/2011	131	7,375,300	GSC	(353,373)
Long U.S. Treasury Bond	12/2011	15	2,139,375	GSC	82,267
5-Year U.S. Treasury Note	12/2011	43	5,266,828	GSC	(2,063)

			$20,380,321		$(395,312)

Growth Allocation Fund
10-Year U.S. Treasury Note	12/2011	4	$520,375	GSC	$2,781
MSCI EAFE Index	12/2011	48	3,231,840	GSC	(16,244)
MSCI Emerging Markets E-Mini	12/2011	22	924,330	GSC	(122,912)
S&P 500® E-Mini	12/2011	130	7,319,000	GSC	(350,675)
Long U.S. Treasury Bond	12/2011	5	713,125	GSC	24,594
5-Year U.S. Treasury Note	12/2011	14	1,714,781	GSC	281

			$14,423,451		$(462,175)

Aggressive Allocation Fund
MSCI EAFE Index	12/2011	58	$3,905,140	GSC	$(19,769)
MSCI Emerging Markets E-Mini	12/2011	31	1,302,465	GSC	(151,928)
S&P 500® E-Mini	12/2011	169	9,514,700	GSC	(381,755)

			$14,722,305		$(553,452)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Conservative Allocation Fund I
MSCI EAFE Index	12/2011	1	$67,330	GSC	$(338)
S&P 500® E-Mini	12/2011	3	168,900	GSC	(8,673)
2-Year U.S. Treasury Note	12/2011	3	660,609	GSC	(781)

			$896,839		$(9,792)

Balanced Allocation Fund I
10-Year U.S. Treasury Note	12/2011	3	$390,281	GSC	$2,086
MSCI EAFE Index	12/2011	12	807,960	GSC	(4,061)
MSCI Emerging Markets E-Mini	12/2011	5	210,075	GSC	(27,935)
S&P 500® E-Mini	12/2011	31	1,745,300	GSC	(83,623)
Long U.S. Treasury Bond	12/2011	4	570,500	GSC	21,517
5-Year U.S. Treasury Note	12/2011	10	1,224,844	GSC	(711)

			$4,948,960		$(92,727)

Growth Allocation Fund I
10-Year U.S. Treasury Note	12/2011	1	$130,094	GSC	$695
MSCI EAFE Index	12/2011	12	807,960	GSC	2,819
MSCI Emerging Markets E-Mini	12/2011	5	210,075	GSC	(27,935)
S&P 500® E-Mini	12/2011	30	1,689,000	GSC	(40,710)
Long U.S. Treasury Bond	12/2011	1	142,625	GSC	4,852
5-Year U.S. Treasury Note	12/2011	4	489,938	GSC	(1,609)

			$3,469,692		$(61,888)

Aggressive Allocation Fund I
MSCI EAFE Index	12/2011	7	$471,310	GSC	$(10,579)
MSCI Emerging Markets E-Mini	12/2011	5	210,075	GSC	(27,935)
S&P 500® E-Mini	12/2011	25	1,407,500	GSC	(75,712)

			$2,088,885		$(114,226)

Low-Duration Bond Fund
10-Year U.S. Treasury Note	12/2011	24	$3,122,250	GSC	$21,101
10-Year U.S. Treasury Note	12/2011	(155)	(20,164,531)	GSC	(244,584)
Euro-BOBL	12/2011	31	5,072,320	CITI	(7,015)
90-Day Euro	12/2011	(1)	(248,675)	CITI	(153)
3-Year Australian Bond	12/2011	100	27,636,082	GSC	(39,225)
2-Year U.S. Treasury Note	12/2011	48	10,569,750	CS	(8,329)
2-Year U.S. Treasury Note	12/2011	141	31,048,641	GSC	(39,260)
2-Year U.S. Treasury Note	12/2011	79	17,396,047	UBS	(21,115)
5-Year U.S. Treasury Note	12/2011	34	4,164,469	CITI	2,857
5-Year U.S. Treasury Note	12/2011	25	3,062,109	CS	(10,393)
5-Year U.S. Treasury Note	12/2011	63	7,716,516	GSC	6,067
5-Year U.S. Treasury Note	12/2011	(39)	(4,776,891)	GSC	(2,479)
90-Day Euro	03/2012	(3)	(745,575)	CITI	(5,359)
90-Day Euro	06/2012	2	497,050	CITI	3,632
90-Day Euro	09/2012	2	497,100	CITI	5,557
90-Day Euro	03/2013	2	497,000	CITI	8,545
90-Day Euro	06/2013	3	744,975	CITI	13,829
90-Day Euro	06/2013	1	248,325	UBS	2,710
90-Day Euro	09/2013	2	496,100	CITI	10,170
90-Day Euro	12/2013	2	495,275	CITI	10,570
90-Day Euro	03/2014	213	52,661,588	GSC	(16,171)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
90-Day Euro	06/2014	53	$13,079,738	GSC	$614

			$153,069,663		$(308,431)

Medium-Duration Bond Fund
10-Year U.S. Treasury Note	12/2011	3	$390,281	BAR	$1,725
10-Year U.S. Treasury Note	12/2011	37	4,813,469	CITI	37,039
10-Year U.S. Treasury Note	12/2011	35	4,553,281	JPM	(25,214)
10-Year U.S. Treasury Note	12/2011	15	1,951,406	MLCS	(21,846)
10-Year U.S. Treasury Note	12/2011	16	2,081,500	MFG	(16,802)
10-Year U.S. Treasury Note	12/2011	(8)	(1,040,750)	CITI	(11,632)
10-Year U.S. Treasury Note	12/2011	(18)	(2,341,688)	JPM	(37,704)
Euro-BOBL	12/2011	48	7,853,914	JPM	(11,041)
90-Day Euro	12/2011	43	10,693,025	JPM	11,325
90-Day Euro	12/2011	66	16,412,550	MLCS	(3,838)
Long U.S. Treasury Bond	12/2011	(58)	(8,272,250)	BAR	(377,626)
Long U.S. Treasury Bond	12/2011	(64)	(9,128,000)	CITI	(116,639)
Long U.S. Treasury Bond	12/2011	(15)	(2,139,375)	JPM	(106,221)
Long U.S. Treasury Bond	12/2011	(31)	(4,421,375)	MLCS	(176,897)
Long U.S. Treasury Bond	12/2011	(1)	(142,625)	RBS	(7,081)
Ultra Long U.S. Treasury Bond	12/2011	4	634,500	BAR	55,987
Ultra Long U.S. Treasury Bond	12/2011	81	12,823,313	CITI	1,196,241
Ultra Long U.S. Treasury Bond	12/2011	10	1,586,250	GSC	161,038
Ultra Long U.S. Treasury Bond	12/2011	11	1,744,875	JPM	144,402
2-Year U.S. Treasury Note	12/2011	31	6,826,297	CITI	(8,035)
2-Year U.S. Treasury Note	12/2011	(22)	(4,844,469)	BAR	5,085
2-Year U.S. Treasury Note	12/2011	(46)	(10,129,344)	GSC	8,476
2-Year U.S. Treasury Note	12/2011	(1)	(220,203)	UBS	294
5-Year U.S. Treasury Note	12/2011	330	40,419,844	CITI	7,889
5-Year U.S. Treasury Note	12/2011	(65)	(7,961,484)	BAR	2,288
5-Year U.S. Treasury Note	12/2011	(66)	(8,083,969)	GSC	(1,058)
5-Year U.S. Treasury Note	12/2011	(12)	(1,469,813)	JPM	(227)
5-Year U.S. Treasury Note	12/2011	(18)	(2,204,719)	MLCS	(775)
5-Year U.S. Treasury Note	12/2011	(27)	(3,307,078)	MSCS	(7,822)
5-Year U.S. Treasury Note	12/2011	(1)	(122,484)	RBS	(120)

			$46,954,879		$701,211

Inflation Protected Bond Fund
10-Year U.S. Treasury Note	12/2011	84	$10,927,875	UBS	$36,635
Long U.S. Treasury Bond	12/2011	(26)	(3,708,250)	UBS	(180,012)
Ultra Long U.S. Treasury Bond	12/2011	(44)	(6,979,500)	UBS	(414,236)
2-Year U.S. Treasury Note	12/2011	(36)	(7,927,313)	UBS	9,503
5-Year U.S. Treasury Note	12/2011	26	3,184,594	UBS	1,216

			$(4,502,594)		$(546,894)

Global Bond Fund
10-Year U.S. Treasury Note	12/2011	7	$910,656	BAR	$5,868
10-Year U.S. Treasury Note	12/2011	8	1,040,750	JPM	9,974
10-Year U.S. Treasury Note	12/2011	8	1,040,750	MLCS	6,068
Euro-Bund	12/2011	(20)	(3,657,239)	GSC	(33,619)
Long U.S. Treasury Bond	12/2011	3	427,875	GSC	16,537
5-Year U.S. Treasury Note	12/2011	(35)	(4,286,953)	BAR	(215)
5-Year U.S. Treasury Note	12/2011	(19)	(2,327,203)	GSC	(202)
5-Year U.S. Treasury Note	12/2011	(7)	(857,391)	JPM	(132)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
5-Year U.S. Treasury Note	12/2011	(6)	$(734,906)	MLCS	$(160)
5-Year U.S. Treasury Note	12/2011	(15)	(1,837,266)	MSCS	(4,932)
5-Year U.S. Treasury Note	12/2011	(1)	(122,484)	RBS	(120)

			$(10,403,411)		$(933)

Defensive Market Strategies Fund
S&P 500® E-Mini	12/2011	56	$3,152,800	GSC	$(139,196)

Equity Index Fund
S&P 500® E-Mini	12/2011	49	$2,758,700	GSC	$(139,940)
S&P 500®	12/2011	9	2,533,500	GSC	(122,963)

			$5,292,200		$(262,903)

Real Estate Securities Fund
S&P 500 MidCap 400® E-Mini	12/2011	66	$5,140,740	GSC	$(293,050)

Value Equity Fund
S&P 500® E-Mini	12/2011	478	$26,911,400	GSC	$(1,189,738)

Growth Equity Fund
S&P 500® E-Mini	12/2011	851	$47,911,300	GSC	$(2,185,646)

Small Cap Equity Fund
10-Year U.S. Treasury Note	12/2011	22	$2,862,063	GSC	$3,866
Russell 2000® IMM-Mini	12/2011	815	52,282,250	GSC	(2,608,569)
Long U.S. Treasury Bond	12/2011	3	427,875	GSC	15,178
Ultra Long U.S. Treasury Bond	12/2011	15	2,379,375	GSC	191,826
2-Year U.S. Treasury Note	12/2011	(20)	(4,404,063)	GSC	3,873
5-Year U.S. Treasury Note	12/2011	(10)	(1,224,844)	GSC	(329)

			$52,322,656		$(2,394,155)

International Equity Fund
AEX Index	10/2011	(49)	$(3,683,485)	BAR	$(163,464)
CAC40 Index	10/2011	169	6,752,891	BAR	411,296
IBEX 35	10/2011	25	2,848,468	BAR	292,336
Hang Seng Index	10/2011	29	3,243,573	BAR	(94,418)
MSCI Singapore Index	10/2011	10	469,455	BAR	(6,912)
OMX 30 Index	11/2011	(318)	(4,212,903)	BAR	(146,482)
TOPIX Index®	12/2011	136	13,356,671	BAR	249,316
ASX SPI 200 Index®	12/2011	(137)	(13,257,463)	BAR	235,416
S&P/TSE 60 Index	12/2011	246	31,208,360	GSC	(1,228,326)
S&P/TSE 60 Index	12/2011	(39)	(4,947,667)	BAR	193,712
DAX Index	12/2011	11	2,015,682	BAR	148,276
FTSE 100 Index®	12/2011	230	18,257,759	BAR	(250,597)
MSCI EAFE Index	12/2011	511	34,405,630	GSC	(555,848)
MSCI Emerging Markets E-Mini	12/2011	277	11,638,155	GSC	(1,224,572)
S&P MIB Index	12/2011	72	7,114,053	BAR	593,899
Swiss Market Index Future	12/2011	(161)	(366,934)	JPM	(366,933)
Canadian Dollar	12/2011	309	29,543,490	GSC	(1,716,288)

			$134,385,735		$(3,629,589)

5. Forward Foreign Currency Contracts

As of September 30, 2011, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
10/26/11	U.S. Dollars	11,139,556	Euro	7,770,500	MLCS	$731,115
10/26/11	Euro	1,300,000	U.S. Dollars	1,873,179	RBS	(131,853)
10/26/11	Euro	900,000	U.S. Dollars	1,232,349	CITI	(26,816)
10/26/11	U.S. Dollars	458,459	Euro	339,000	UBS	4,375
10/07/11	U.S. Dollars	9,606,376	United Kingdom Pounds	6,012,000	RBS	231,912
10/07/11	United Kingdom Pounds	420,000	U.S. Dollars	670,317	CITI	(15,414)
10/07/11	United Kingdom Pounds	5,414,500	U.S. Dollars	8,446,615	CITI	(3,828)
01/18/12	U.S. Dollars	8,438,498	United Kingdom Pounds	5,414,500	CITI	3,982
11/10/11	U.S. Dollars	8,796,688	Australian Dollars	8,574,000	DEUT	104,294
11/10/11	U.S. Dollars	1,174,125	Australian Dollars	1,145,000	MLCS	14,511
11/03/11	U.S. Dollars	238,000	Brazilian Reals	384,489	CS	35,240
11/17/11	U.S. Dollars	12,563,199	Canadian Dollars	12,479,000	DEUT	668,343
11/17/11	U.S. Dollars	12,608,684	Canadian Dollars	12,480,000	RBC	712,876
02/01/13	Chinese Yuan Renminbi	3,309,368	U.S. Dollars	522,229	DEUT	2,752
02/01/13	Chinese Yuan Renminbi	2,090,196	U.S. Dollars	332,146	DEUT	(568)
02/13/12	Chinese Yuan Renminbi	5,083,996	U.S. Dollars	789,747	CITI	8,470
02/13/12	Chinese Yuan Renminbi	2,482,791	U.S. Dollars	385,347	DEUT	4,466
02/13/12	Chinese Yuan Renminbi	2,619,822	U.S. Dollars	406,300	BAR	5,027
02/13/12	Chinese Yuan Renminbi	2,496,098	U.S. Dollars	387,172	CITI	4,730
02/13/12	Chinese Yuan Renminbi	8,799,062	U.S. Dollars	1,367,801	BAR	13,703
02/13/12	Chinese Yuan Renminbi	3,029,001	U.S. Dollars	471,000	JPM	4,571
02/13/12	Chinese Yuan Renminbi	7,223,298	U.S. Dollars	1,124,074	CITI	10,026
02/13/12	Chinese Yuan Renminbi	2,526,343	U.S. Dollars	392,076	JPM	4,574
02/13/12	Chinese Yuan Renminbi	2,388,307	U.S. Dollars	370,654	DEUT	4,324
02/13/12	Chinese Yuan Renminbi	1,994,287	U.S. Dollars	309,696	UBS	3,419
02/13/12	Chinese Yuan Renminbi	567,800	U.S. Dollars	87,461	DEUT	1,686
11/04/11	Chinese Yuan Renminbi	2,490,150	U.S. Dollars	390,000	DEUT	115
02/01/13	Chinese Yuan Renminbi	1,254,600	U.S. Dollars	200,000	GSC	(977)
02/01/13	Chinese Yuan Renminbi	319,176	U.S. Dollars	50,832	JPM	(200)
10/19/11	U.S. Dollars	5,398,419	Euro	3,874,000	MSCS	208,990
10/19/11	U.S. Dollars	5,407,676	Euro	3,873,000	CS	219,587
10/19/11	Euro	221,000	U.S. Dollars	313,038	BAR	(16,996)
10/19/11	Euro	330,000	U.S. Dollars	477,650	RBS	(35,598)
10/19/11	Euro	384,000	U.S. Dollars	517,433	RBS	(3,045)
11/03/11	U.S. Dollars	8,669	Brazilian Reals	13,976	HSBC	1,299
10/19/11	Euro	470,000	U.S. Dollars	665,341	RBC	(35,751)
01/11/12	Taiwan Dollars	36,726,480	U.S. Dollars	1,281,454	BAR	(72,448)
12/08/11	U.S. Dollars	1,315,219	United Kingdom Pounds	824,000	BAR	31,151
11/14/11	South Korean Won	2,172,283,300	U.S. Dollars	2,042,483	JPM	(203,825)
11/18/11	Mexican Pesos	1,179,750	U.S. Dollars	100,000	BAR	(15,350)
11/18/11	U.S. Dollars	980	Mexican Pesos	11,518	DEUT	154
10/07/11	Norwegian Krone	3,585,000	U.S. Dollars	665,622	CITI	(55,115)
12/09/11	Singapore Dollars	17,277	U.S. Dollars	14,264	UBS	(1,053)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/18/11	U.S. Dollars	686,832	Brazilian Reals	1,317,000	HKSB	$(10,359)
10/25/11	Canadian Dollars	1,824,000	U.S. Dollars	1,926,359	RBC	(186,835)
10/25/11	U.S. Dollars	879,514	Canadian Dollars	871,000	RBC	48,853
10/25/11	U.S. Dollars	956,885	Canadian Dollars	953,000	RBC	48,022
10/11/11	U.S. Dollars	7,077,041	Canadian Dollars	6,997,000	RBS	401,734
10/25/11	Euro	671,000	U.S. Dollars	907,373	RBS	(8,574)
10/25/11	U.S. Dollars	961,959	Euro	671,000	RBS	63,160
10/11/11	U.S. Dollars	8,606,370	Euro	6,122,000	CITI	405,124
10/11/11	Euro	143,000	U.S. Dollars	198,706	CITI	(7,138)
10/11/11	U.S. Dollars	2,383,158	United Kingdom Pounds	1,496,000	HKSB	50,554
10/11/11	U.S. Dollars	1,223,495	Norwegian Krone	6,601,000	RBS	99,607
10/25/11	Swedish Kronor	6,089,000	U.S. Dollars	959,094	RBS	(72,850)
10/25/11	U.S. Dollars	933,538	Swedish Kronor	6,089,000	RBS	47,294

						$3,295,447

Medium-Duration Bond Fund
09/21/11	Australian Dollars	38,000	U.S. Dollars	36,351	SS	$(3,317)
12/21/11	U.S. Dollars	48,901	Australian Dollars	51,000	CS	4,328
12/21/11	U.S. Dollars	49,038	Australian Dollars	51,000	DEUT	4,179
12/21/11	Australian Dollars	205,536	U.S. Dollars	196,385	WEST	(18,198)
12/21/11	U.S. Dollars	51,385	Australian Dollars	52,356	DEUT	3,185
12/21/11	U.S. Dollars	100,534	Australian Dollars	103,000	MLCS	6,846
12/21/11	Australian Dollars	61,000	U.S. Dollars	60,456	MLCS	(3,107)
12/21/11	U.S. Dollars	114,848	Australian Dollars	111,226	DEUT	1,158
12/21/11	U.S. Dollars	113,987	Australian Dollars	110,000	RBS	766
12/21/11	U.S. Dollars	184,227	Australian Dollars	177,000	SS	480
12/21/11	Canadian Dollars	105,424	U.S. Dollars	107,812	RBC	(7,385)
12/21/11	Canadian Dollars	55,357	U.S. Dollars	56,000	RBC	(3,267)
12/21/11	Canadian Dollars	34,873	U.S. Dollars	35,154	CS	(1,934)
12/21/11	U.S. Dollars	107,000	Canadian Dollars	106,287	JPM	5,751
12/21/11	Canadian Dollars	186,968	U.S. Dollars	190,000	MLCS	(11,895)
12/21/11	U.S. Dollars	106,689	Canadian Dollars	106,108	RBS	5,610
12/21/11	U.S. Dollars	106,373	Canadian Dollars	108,994	SS	2,545
12/21/11	U.S. Dollars	214,000	Canadian Dollars	221,550	RBS	2,952
12/21/11	Canadian Dollars	174,711	U.S. Dollars	171,000	JPM	(4,571)
12/21/11	U.S. Dollars	53,000	Canadian Dollars	55,303	RBS	318
12/21/11	U.S. Dollars	53,000	Canadian Dollars	55,332	SS	291
12/21/11	U.S. Dollars	77,000	Switzerland Francs	60,318	UBS	10,335
12/21/11	Switzerland Francs	94,899	U.S. Dollars	105,000	CS	(115)
12/21/11	Switzerland Francs	180,002	U.S. Dollars	199,272	UBS	(328)
12/21/11	U.S. Dollars	124,565	Switzerland Francs	109,473	DEUT	3,572
10/13/11	U.S. Dollars	3,183,162	Euro	2,211,028	JPM	221,237
12/21/11	U.S. Dollars	107,812	Euro	75,000	RBC	7,363
12/21/11	Euro	80,000	U.S. Dollars	107,719	SS	(574)
12/21/11	U.S. Dollars	53,892	Euro	38,000	MLCS	2,998
12/21/11	Euro	18,531	U.S. Dollars	26,036	DEUT	(1,217)
12/21/11	U.S. Dollars	69,111	Euro	49,253	DEUT	3,145
12/21/11	U.S. Dollars	107,077	Euro	77,000	RBC	3,950
12/21/11	Euro	78,000	U.S. Dollars	107,011	DEUT	(2,545)
12/21/11	U.S. Dollars	106,504	Euro	78,000	DEUT	2,038
12/21/11	U.S. Dollars	105,906	Euro	77,000	DEUT	2,779

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/11	U.S. Dollars	53,310	Euro	39,000	CITI	$1,077
12/21/11	Euro	79,000	U.S. Dollars	107,515	HSBC	(1,709)
12/21/11	Euro	39,000	U.S. Dollars	53,344	DEUT	(1,111)
12/21/11	U.S. Dollars	64,207	Euro	47,000	JPM	1,259
12/21/11	U.S. Dollars	53,616	Euro	39,000	MLCS	1,383
12/21/11	U.S. Dollars	53,730	Euro	39,250	CITI	1,162
12/21/11	Euro	78,000	U.S. Dollars	106,689	RBC	(2,222)
12/21/11	U.S. Dollars	53,424	Euro	39,000	UBS	1,191
12/21/11	U.S. Dollars	53,576	Euro	39,000	DEUT	1,343
12/21/11	U.S. Dollars	56,325	Euro	41,000	DEUT	1,413
12/21/11	U.S. Dollars	106,991	Euro	78,000	HKSB	2,525
12/21/11	Euro	91,000	U.S. Dollars	124,565	DEUT	(2,688)
12/21/11	Euro	251,000	U.S. Dollars	343,581	HSBC	(7,413)
12/21/11	U.S. Dollars	169,880	Euro	125,000	MLCS	2,465
12/21/11	U.S. Dollars	105,999	Euro	78,000	DEUT	1,532
12/21/11	Euro	53,935	U.S. Dollars	73,113	JPM	(877)
12/21/11	Euro	80,000	U.S. Dollars	107,719	DEUT	(574)
12/21/11	U.S. Dollars	73,837	Euro	53,935	DEUT	1,601
12/21/11	Euro	79,000	U.S. Dollars	106,373	SS	(567)
12/21/11	Euro	38,000	U.S. Dollars	53,456	DEUT	(2,562)
12/21/11	Euro	38,000	U.S. Dollars	53,190	MLCS	(2,297)
12/21/11	U.S. Dollars	86,699	Euro	61,709	SS	4,052
12/21/11	Euro	79,000	U.S. Dollars	106,693	CS	(888)
12/21/11	Euro	79,000	U.S. Dollars	106,796	DEUT	(990)
12/21/11	U.S. Dollars	106,611	Euro	79,000	DEUT	805
12/21/11	U.S. Dollars	199,272	Euro	148,000	UBS	1,053
12/21/11	U.S. Dollars	91,340	United Kingdom Pounds	57,227	MSCS	2,172
12/21/11	U.S. Dollars	106,896	United Kingdom Pounds	67,000	CITI	2,501
12/21/11	U.S. Dollars	159,831	United Kingdom Pounds	102,000	BAR	901
12/21/11	United Kingdom Pounds	67,915	U.S. Dollars	105,999	DEUT	(177)
12/21/11	United Kingdom Pounds	70,000	U.S. Dollars	107,533	UBS	1,537
12/21/11	U.S. Dollars	43,416	United Kingdom Pounds	28,000	BAR	(212)
12/21/11	United Kingdom Pounds	68,000	U.S. Dollars	105,967	MLCS	(14)
12/21/11	United Kingdom Pounds	34,000	U.S. Dollars	53,066	MLCS	(89)
12/21/11	Japanese Yen	5,343,961	U.S. Dollars	69,110	DEUT	262
12/21/11	Japanese Yen	11,425,543	U.S. Dollars	149,000	JPM	(680)
12/21/11	U.S. Dollars	75,000	Japanese Yen	5,727,187	CS	653
12/21/11	Japanese Yen	13,001,750	U.S. Dollars	169,880	MLCS	(1,099)
12/21/11	Norwegian Krone	467,072	U.S. Dollars	86,699	SS	(7,454)
12/21/11	Norwegian Krone	609,438	U.S. Dollars	106,991	HKSB	(3,592)
12/21/11	U.S. Dollars	107,719	Norwegian Krone	626,600	SS	1,408
12/21/11	U.S. Dollars	343,581	Norwegian Krone	1,960,200	HSBC	11,007
12/21/11	U.S. Dollars	247,403	New Zealand Dollars	300,611	DEUT	19,586
12/21/11	New Zealand Dollars	128,746	U.S. Dollars	105,906	DEUT	(8,336)
12/21/11	New Zealand Dollars	484,000	U.S. Dollars	393,623	JPM	(26,824)
12/21/11	New Zealand Dollars	130,000	U.S. Dollars	105,806	MLCS	(7,286)
12/21/11	U.S. Dollars	52,991	New Zealand Dollars	64,000	JPM	4,488
12/21/11	U.S. Dollars	52,924	New Zealand Dollars	65,000	JPM	3,664
12/21/11	U.S. Dollars	106,796	New Zealand Dollars	137,380	DEUT	2,682

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/11	U.S. Dollars	216,108	New Zealand Dollars	282,000	JPM	$2,395
12/21/11	New Zealand Dollars	136,000	U.S. Dollars	106,435	DEUT	(3,368)
12/21/11	U.S. Dollars	52,533	New Zealand Dollars	69,000	DEUT	242
12/21/11	U.S. Dollars	52,392	New Zealand Dollars	69,000	WEST	100
12/21/11	U.S. Dollars	288,922	Swedish Kronor	1,852,930	HKSB	19,952
12/21/11	Swedish Kronor	354,744	U.S. Dollars	53,310	CITI	(1,816)
12/21/11	U.S. Dollars	107,515	Swedish Kronor	712,248	HSBC	4,126
12/21/11	Swedish Kronor	358,435	U.S. Dollars	53,616	MLCS	(1,586)
12/21/11	Swedish Kronor	1,610,788	U.S. Dollars	239,000	HSBC	(5,179)
10/28/11	U.S. Dollars	1,753,628	South African Rand	12,375,000	CS	227,525
10/28/11	U.S. Dollars	281,291	South African Rand	2,080,850	UBS	24,678
10/28/11	U.S. Dollars	429,422	South African Rand	3,387,798	MLCS	11,634
10/20/11	U.S. Dollars	17,513,298	Australian Dollars	17,121,000	HSBC	215,093
10/20/11	U.S. Dollars	7,686,268	Australian Dollars	7,515,000	CITI	95,296
11/03/11	U.S. Dollars	220,000	Brazilian Reals	355,212	UBS	32,679
11/03/11	U.S. Dollars	59,000	Brazilian Reals	95,314	CS	8,736
11/03/11	U.S. Dollars	240,000	Brazilian Reals	387,672	CITI	35,562
11/03/11	U.S. Dollars	168,000	Brazilian Reals	271,824	HSBC	24,654
11/03/11	U.S. Dollars	217,000	Brazilian Reals	350,346	HSBC	32,245
11/03/11	U.S. Dollars	217,000	Brazilian Reals	350,889	HSBC	31,959
10/04/11	U.S. Dollars	965,262	Canadian Dollars	1,004,000	BAR	7,252
11/17/11	Canadian Dollars	1,004,000	U.S. Dollars	964,258	BAR	(7,256)
02/01/13	Chinese Yuan Renminbi	3,959,304	U.S. Dollars	624,792	DEUT	3,292
02/01/13	Chinese Yuan Renminbi	4,127,477	U.S. Dollars	655,884	DEUT	(1,122)
02/13/12	Chinese Yuan Renminbi	6,402,937	U.S. Dollars	994,631	CITI	10,668
02/13/12	Chinese Yuan Renminbi	3,324,821	U.S. Dollars	515,636	BAR	6,380
02/13/12	Chinese Yuan Renminbi	3,167,798	U.S. Dollars	491,360	CITI	6,003
02/13/12	Chinese Yuan Renminbi	3,150,917	U.S. Dollars	489,045	DEUT	5,667
02/13/12	Chinese Yuan Renminbi	9,097,230	U.S. Dollars	1,415,691	CITI	12,627
02/13/12	Chinese Yuan Renminbi	11,081,793	U.S. Dollars	1,722,648	BAR	17,259
02/13/12	Chinese Yuan Renminbi	3,839,307	U.S. Dollars	597,000	JPM	5,794
02/13/12	Chinese Yuan Renminbi	3,032,686	U.S. Dollars	470,658	DEUT	5,491
02/13/12	Chinese Yuan Renminbi	3,207,965	U.S. Dollars	497,861	JPM	5,809
02/13/12	Chinese Yuan Renminbi	2,532,357	U.S. Dollars	393,254	UBS	4,341
02/13/12	Chinese Yuan Renminbi	821,640	U.S. Dollars	126,562	DEUT	2,440
02/01/13	Chinese Yuan Renminbi	6,583,005	U.S. Dollars	1,048,750	CITI	(4,456)
08/05/13	Chinese Yuan Renminbi	3,364,650	U.S. Dollars	532,803	UBS	4,229
08/15/13	Chinese Yuan Renminbi	1,000,000	U.S. Dollars	159,642	DEUT	21
11/04/11	Chinese Yuan Renminbi	5,139,925	U.S. Dollars	805,000	DEUT	238
11/15/11	Chinese Yuan Renminbi	2,900,436	U.S. Dollars	438,000	DEUT	16,436
10/19/11	U.S. Dollars	6,210,520	Euro	4,448,000	CS	252,188
10/19/11	U.S. Dollars	6,198,288	Euro	4,448,000	MSCS	239,956
10/19/11	Euro	472,000	U.S. Dollars	636,012	RBC	(3,743)
11/03/11	U.S. Dollars	40,640	Brazilian Reals	65,520	HSBC	6,088
11/17/11	U.S. Dollars	6,346,534	Canadian Dollars	6,304,000	DEUT	337,626
11/17/11	U.S. Dollars	6,369,002	Canadian Dollars	6,304,000	RBC	360,094
10/19/11	Euro	405,000	U.S. Dollars	572,520	RBS	(30,001)
10/19/11	Euro	540,000	U.S. Dollars	767,011	RBC	(43,652)
10/19/11	Euro	650,000	U.S. Dollars	920,153	RBC	(49,443)
10/19/11	Euro	770,000	U.S. Dollars	1,114,517	RBC	(83,062)
12/08/11	U.S. Dollars	1,904,195	United Kingdom Pounds	1,193,000	BAR	45,102
10/17/11	U.S. Dollars	1,465,507	Japanese Yen	117,763,000	CITI	(61,669)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
11/18/11	Mexican Pesos	74,599	U.S. Dollars	6,248	MSCS	$(895)
10/07/11	Norwegian Krone	1,133,000	U.S. Dollars	210,362	CITI	(17,419)
12/09/11	U.S. Dollars	5,271	Singapore Dollars	6,371	DEUT	399
01/11/12	Taiwan Dollars	48,062,980	U.S. Dollars	1,677,006	BAR	(94,810)
07/12/12	Indian Rupees	56,916,480	U.S. Dollars	1,224,537	JPM	(88,161)
11/14/11	South Korean Won	3,818,195,500	U.S. Dollars	3,583,814	JPM	(352,027)
04/23/12	Malaysian Ringgits	8,484	U.S. Dollars	2,797	JPM	(155)
11/16/11	Brazilian Reals	2,414,269	U.S. Dollars	1,503,000	JPM	(232,944)
11/16/11	Canadian Dollars	3,084,000	U.S. Dollars	3,115,718	CITIC	(176,017)
11/16/11	U.S. Dollars	5,233,050	Euro	3,674,701	CITIC	311,262
11/16/11	U.S. Dollars	1,163,991	Euro	824,514	UBS	59,661
11/16/11	U.S. Dollars	2,021,217	Japanese Yen	156,230,000	CITIC	(5,697)

						$1,460,155

Global Bond Fund
11/16/11	Australian Dollars	745,608	U.S. Dollars	730,180	DEUT	$(44,182)
11/16/11	U.S. Dollars	625,829	Australian Dollars	631,336	CITIC	29,626
11/16/11	Australian Dollars	630,000	U.S. Dollars	626,367	CS	(27,673)
11/16/11	Australian Dollars	500,000	U.S. Dollars	489,165	BAR	(30,138)
11/16/11	U.S. Dollars	554,425	Australian Dollars	567,400	BAR	34,911
11/16/11	U.S. Dollars	722,936	Australian Dollars	739,802	JPM	45,465
11/16/11	Australian Dollars	587,221	U.S. Dollars	579,520	MSCS	(30,192)
11/16/11	U.S. Dollars	917,938	Canadian Dollars	908,685	DEUT	51,770
11/16/11	Canadian Dollars	1,005,536	U.S. Dollars	1,020,983	JPM	(62,496)
11/16/11	Canadian Dollars	1,100,000	U.S. Dollars	1,114,658	DEUT	(66,126)
11/16/11	U.S. Dollars	437,787	Euro	309,451	RBS	23,316
11/16/11	U.S. Dollars	221,686	Euro	156,522	DEUT	12,044
11/16/11	U.S. Dollars	2,772,845	Euro	1,947,319	GSC	164,663
11/16/11	U.S. Dollars	5,131,831	Euro	3,603,624	CITIC	305,241
11/16/11	Euro	1,466,003	U.S. Dollars	2,089,934	CS	(126,412)
11/16/11	U.S. Dollars	2,154,330	Euro	1,500,000	BAR	145,273
11/16/11	U.S. Dollars	1,772,850	Euro	1,235,952	JPM	117,451
11/16/11	U.S. Dollars	4,374,392	Euro	3,046,552	SG	293,928
11/16/11	Euro	1,420,000	U.S. Dollars	2,004,657	UBS	(102,750)
11/16/11	U.S. Dollars	2,564,432	Euro	1,808,255	MSCS	142,507
11/16/11	U.S. Dollars	110,626	Euro	80,000	JPM	3,476
11/16/11	U.S. Dollars	136,747	Euro	100,000	UBS	2,810
11/16/11	U.S. Dollars	95,449	Euro	70,000	DEUT	1,693
11/16/11	U.S. Dollars	136,658	Euro	100,000	JPM	2,721
11/16/11	U.S. Dollars	327,896	United Kingdom Pounds	200,000	GSC	16,163
11/16/11	U.S. Dollars	1,061,320	United Kingdom Pounds	650,000	CS	48,188
11/16/11	U.S. Dollars	1,277,656	United Kingdom Pounds	787,510	BAR	50,192
11/16/11	United Kingdom Pounds	1,088,000	U.S. Dollars	1,764,333	JPM	(68,507)
11/16/11	United Kingdom Pounds	1,277,800	U.S. Dollars	2,073,710	SG	(82,048)
11/16/11	United Kingdom Pounds	200,000	U.S. Dollars	325,634	JPM	(13,901)
11/16/11	Japanese Yen	279,428,760	U.S. Dollars	3,601,397	DEUT	23,889
11/16/11	Japanese Yen	736,299,570	U.S. Dollars	9,495,739	GSC	56,949
11/16/11	U.S. Dollars	1,656,323	Japanese Yen	128,025,470	CITIC	(4,669)
11/16/11	Japanese Yen	59,000,000	U.S. Dollars	767,280	CS	(1,819)
11/16/11	U.S. Dollars	6,080,067	Japanese Yen	464,261,748	JPM	56,776

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
11/16/11	U.S. Dollars	780,145	Japanese Yen	59,645,180	SG	$6,313
11/16/11	U.S. Dollars	912,690	Japanese Yen	70,000,000	UBS	4,515
11/22/11	South Korean Won	590,596,400	U.S. Dollars	547,203	DEUT	(47,515)
11/16/11	Mexican Pesos	4,650,275	U.S. Dollars	377,236	GSC	(43,501)
11/16/11	U.S. Dollars	1,164,641	Polish Zloty	3,353,000	JPM	157,442
11/16/11	Polish Zloty	2,660,245	U.S. Dollars	850,000	JPM	(50,896)
11/16/11	South African Rand	988,065	U.S. Dollars	139,859	GSC	(18,342)

						$976,155

Defensive Market Strategies Fund
10/31/11	U.S. Dollars	373,357	Switzerland Francs	333,520	CS	$5,175
10/31/11	U.S. Dollars	22,842	Switzerland Francs	20,460	CS	256
10/31/11	U.S. Dollars	2,398,446	Euro	1,762,708	UBS	37,410
10/31/11	U.S. Dollars	647,569	United Kingdom Pounds	414,084	CS	2,052
10/31/11	U.S. Dollars	339,675	Swedish Kronor	2,288,832	CS	6,645
10/31/11	U.S. Dollars	23,820	Swedish Kronor	161,392	CS	337
10/31/11	Swedish Kronor	102,704	U.S. Dollars	15,075	CS	(131)

						$51,744

Small Cap Equity Fund
11/16/11	Canadian Dollars	409,000	U.S. Dollars	413,206	CITIG	$(22,902)
11/16/11	U.S. Dollars	1,027,042	Euro	721,200	SSB	61,089
11/16/11	U.S. Dollars	555,927	Euro	392,000	JPM	30,893
11/16/11	U.S. Dollars	62,962	Japanese Yen	4,882,084	BAR	(378)
11/16/11	U.S. Dollars	186,040	Japanese Yen	14,380,000	SSB	(524)

						$68,178

International Equity Fund
10/31/11	U.S. Dollars	9,864,073	Australian Dollars	10,762,000	NT	$1,371,412
01/31/12	U.S. Dollars	4,661,368	Switzerland Francs	4,173,000	NT	44,263
12/21/11	Australian Dollars	2,816,000	U.S. Dollars	2,695,179	RBS	(244,339)
12/21/11	Australian Dollars	4,852,000	U.S. Dollars	4,637,681	RBS	(427,714)
12/21/11	U.S. Dollars	9,117,023	Australian Dollars	9,331,000	RBS	610,336
12/21/11	U.S. Dollars	441,150	Australian Dollars	450,000	RBS	27,901
12/21/11	U.S. Dollars	6,095,949	Australian Dollars	6,220,000	RBS	387,440
12/21/11	Australian Dollars	1,885,000	U.S. Dollars	1,864,466	RBS	(99,816)
12/21/11	Australian Dollars	3,276,000	U.S. Dollars	3,377,573	RBS	(38,876)
12/21/11	U.S. Dollars	807,277	Australian Dollars	782,000	RBS	8,311
12/21/11	U.S. Dollars	975,635	Canadian Dollars	965,000	RBS	56,377
12/21/11	U.S. Dollars	1,061,961	Canadian Dollars	1,050,000	RBS	61,731
12/21/11	U.S. Dollars	1,478,937	Canadian Dollars	1,475,000	RBS	73,853
12/21/11	Canadian Dollars	2,198,000	U.S. Dollars	2,200,597	RBS	(106,783)
12/21/11	Canadian Dollars	2,338,000	U.S. Dollars	2,368,671	RBS	(141,493)
12/21/11	U.S. Dollars	6,114,236	Canadian Dollars	6,296,000	RBS	116,669
12/21/11	U.S. Dollars	1,429,201	Canadian Dollars	1,470,000	RBS	28,880
12/21/11	U.S. Dollars	3,058,571	Switzerland Francs	2,629,000	RBS	152,923
12/21/11	U.S. Dollars	7,417,059	Switzerland Francs	6,480,000	RBS	255,173
12/21/11	Switzerland Francs	2,035,000	U.S. Dollars	2,309,696	RBS	(60,554)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/11	Switzerland Francs	793,000	U.S. Dollars	899,558	RBS	$(23,112)
12/21/11	Switzerland Francs	2,212,000	U.S. Dollars	2,455,195	RBS	(10,427)
12/21/11	Switzerland Francs	885,000	U.S. Dollars	982,945	RBS	(4,817)
12/21/11	U.S. Dollars	215,594	Danish Kroner	1,142,000	RBS	9,972
12/21/11	U.S. Dollars	45,159	Danish Kroner	239,000	RBS	2,126
12/21/11	U.S. Dollars	1,421,500	Danish Kroner	7,754,000	RBS	25,361
12/21/11	Danish Kroner	348,000	U.S. Dollars	63,734	RBS	(1,075)
12/21/11	U.S. Dollars	36,573	Danish Kroner	197,000	RBS	1,102
12/21/11	Danish Kroner	651,000	U.S. Dollars	119,164	RBS	(1,949)
12/21/11	U.S. Dollars	48,169	Danish Kroner	265,000	RBS	455
12/21/11	U.S. Dollars	57,073	Danish Kroner	314,000	RBS	536
12/21/11	U.S. Dollars	6,732,650	Euro	4,791,000	RBS	315,988
12/21/11	Euro	555,000	U.S. Dollars	780,982	RBS	(37,662)
12/21/11	U.S. Dollars	5,663,915	Euro	4,161,000	RBS	91,022
12/21/11	U.S. Dollars	15,494,262	Euro	11,131,000	RBS	586,338
12/21/11	U.S. Dollars	2,503,438	Euro	1,814,000	RBS	73,920
12/21/11	U.S. Dollars	1,366	Euro	1,000	RBS	27
12/21/11	Euro	535,000	U.S. Dollars	722,271	RBS	(5,737)
12/21/11	U.S. Dollars	922,435	Euro	682,000	RBS	9,022
12/21/11	U.S. Dollars	137,392	United Kingdom Pounds	86,000	RBS	3,392
12/21/11	U.S. Dollars	1,434,068	United Kingdom Pounds	901,000	RBS	30,184
12/21/11	United Kingdom Pounds	13,807,000	U.S. Dollars	22,016,637	RBS	(503,401)
12/21/11	United Kingdom Pounds	972,000	U.S. Dollars	1,537,158	RBS	(22,646)
12/21/11	United Kingdom Pounds	1,364,000	U.S. Dollars	2,150,688	RBS	(25,386)
12/21/11	U.S. Dollars	4,848,335	United Kingdom Pounds	3,141,000	RBS	(45,782)
12/21/11	United Kingdom Pounds	2,060,000	U.S. Dollars	3,201,495	RBS	8,272
12/21/11	Hong Kong Dollars	925,000	U.S. Dollars	118,702	RBS	192
12/21/11	Hong Kong Dollars	463,000	U.S. Dollars	59,418	RBS	94
12/21/11	Hong Kong Dollars	2,155,000	U.S. Dollars	276,663	RBS	328
12/21/11	Hong Kong Dollars	201,000	U.S. Dollars	25,791	RBS	44
12/21/11	Hong Kong Dollars	85,000	U.S. Dollars	10,925	RBS	1
12/21/11	U.S. Dollars	86,620	Hong Kong Dollars	675,000	RBS	(141)
12/21/11	Hong Kong Dollars	638,000	U.S. Dollars	81,899	RBS	106
12/21/11	U.S. Dollars	69,809	Israeli Shekels	256,000	RBS	1,622
12/21/11	Israeli Shekels	169,000	U.S. Dollars	45,798	RBS	(784)
12/21/11	Israeli Shekels	4,770,000	U.S. Dollars	1,278,837	RBS	(8,318)
12/21/11	U.S. Dollars	71,675	Israeli Shekels	267,000	RBS	558
12/21/11	Israeli Shekels	174,000	U.S. Dollars	47,502	RBS	(1,156)
12/21/11	U.S. Dollars	37,151	Israeli Shekels	138,000	RBS	394
12/21/11	U.S. Dollars	39,216	Israeli Shekels	146,000	RBS	328
12/21/11	Israeli Shekels	105,000	U.S. Dollars	28,274	RBS	(306)
12/21/11	Japanese Yen	51,776,000	U.S. Dollars	670,410	RBS	1,716
12/21/11	U.S. Dollars	1,699,386	Japanese Yen	131,367,000	RBS	(5,944)
12/21/11	U.S. Dollars	3,991,024	Japanese Yen	309,025,000	RBS	(20,561)
12/21/11	Japanese Yen	271,881,000	U.S. Dollars	3,532,475	RBS	(3,072)
12/21/11	U.S. Dollars	1,959,233	Japanese Yen	150,227,000	RBS	9,072

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/21/11	Japanese Yen	57,281,000	U.S. Dollars	749,171	RBS	$(5,582)
12/21/11	Japanese Yen	21,823,000	U.S. Dollars	286,556	RBS	(3,262)
12/21/11	Japanese Yen	12,782,000	U.S. Dollars	167,556	RBS	(1,627)
12/21/11	Norwegian Krone	12,164,000	U.S. Dollars	2,243,817	RBS	(180,028)
12/21/11	Norwegian Krone	26,746,000	U.S. Dollars	4,980,900	RBS	(443,076)
12/21/11	Norwegian Krone	10,281,000	U.S. Dollars	1,902,555	RBS	(158,243)
12/21/11	Norwegian Krone	4,360,000	U.S. Dollars	775,074	RBS	(35,341)
12/21/11	U.S. Dollars	1,267,610	Norwegian Krone	7,267,000	RBS	34,664
12/21/11	U.S. Dollars	2,047,205	Norwegian Krone	11,940,000	RBS	21,421
12/21/11	U.S. Dollars	701,952	Norwegian Krone	4,058,000	RBS	13,457
12/21/11	New Zealand Dollars	412,000	U.S. Dollars	337,554	RBS	(25,320)
12/21/11	New Zealand Dollars	986,000	U.S. Dollars	816,192	RBS	(68,954)
12/21/11	New Zealand Dollars	9,186,000	U.S. Dollars	7,518,741	RBS	(557,153)
12/21/11	New Zealand Dollars	2,535,000	U.S. Dollars	2,078,518	RBS	(157,374)
12/21/11	U.S. Dollars	1,771,598	New Zealand Dollars	2,276,000	RBS	46,737
12/21/11	U.S. Dollars	1,541,893	New Zealand Dollars	1,991,000	RBS	33,019
12/21/11	U.S. Dollars	3,615,447	Swedish Kronor	23,136,000	RBS	257,037
12/21/11	Swedish Kronor	12,188,000	U.S. Dollars	1,905,780	RBS	(136,577)
12/21/11	U.S. Dollars	1,997,288	Swedish Kronor	13,494,000	RBS	38,506
12/21/11	Swedish Kronor	146,381,000	U.S. Dollars	22,378,457	RBS	(1,129,864)
12/21/11	Swedish Kronor	28,387,000	U.S. Dollars	4,268,272	RBS	(147,629)
12/21/11	U.S. Dollars	2,588,238	Swedish Kronor	17,785,000	RBS	6,577
12/21/11	U.S. Dollars	142,634	Swedish Kronor	974,000	RBS	1,249
12/21/11	U.S. Dollars	161,525	Singapore Dollars	195,000	RBS	12,396
12/21/11	Singapore Dollars	41,000	U.S. Dollars	33,937	RBS	(2,582)
12/21/11	Singapore Dollars	786,000	U.S. Dollars	638,428	RBS	(37,325)
12/21/11	Singapore Dollars	24,000	U.S. Dollars	19,413	RBS	(1,059)
12/21/11	Singapore Dollars	6,000	U.S. Dollars	4,836	RBS	(247)
12/21/11	Singapore Dollars	41,000	U.S. Dollars	32,461	RBS	(1,106)
12/21/11	U.S. Dollars	46,239	Singapore Dollars	60,000	RBS	353
12/21/11	U.S. Dollars	17,744	Singapore Dollars	23,000	RBS	155

						$(101,188)

Please see abbreviation and footnote definitions beginning on page 119.

6. FEDERAL INCOME TAXES

At September 30, 2011, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$59,984,194	$(3,003,423)	$—	$(3,003,423)
MyDestination 2015	255,511,497	(4,200,544)	548,789	(4,749,333)
MyDestination 2025	260,030,799	(12,704,999)	2,859,266	(15,564,265)
MyDestination 2035	123,872,289	(10,269,482)	464,798	(10,734,280)
MyDestination 2045	78,526,437	(1,943,455)	847,883	(2,791,338)
Conservative Allocation	272,549,654	10,039,614	10,752,515	(712,901)
Balanced Allocation	1,052,198,450	(9,355,127)	45,715,269	(55,070,396)
Growth Allocation	793,097,254	(59,299,100)	25,152,145	(84,451,245)
Aggressive Allocation	716,730,306	(94,438,904)	16,797,338	(111,236,242)
Conservative Allocation I	77,194,303	(2,223,716)	—	(2,223,716)
Balanced Allocation I	357,986,404	(36,454,946)	—	(36,454,946)
Growth Allocation I	248,223,377	(44,189,785)	—	(44,189,785)
Aggressive Allocation I	169,810,708	(42,666,067)	—	(42,666,067)
Money Market	1,489,839,945	—	—	—
Low-Duration Bond	881,508,326	(14,710,573)	7,241,455	(21,952,028)
Medium-Duration Bond	1,248,391,416	(7,182,275)	31,745,189	(38,927,464)
Extended-Duration Bond	382,358,836	34,272,208	42,194,710	(7,922,502)
Inflation Protected Bond	197,874,759	9,690,732	10,082,997	(392,265)
Global Bond	199,862,865	1,670,837	9,622,183	(7,951,346)
Defensive Market Strategies	285,365,707	(9,209,017)	970,615	(10,179,632)
Equity Index	233,145,361	6,231,525	33,711,416	(27,479,891)
Real Estate Securities	199,267,628	(5,941,359)	3,743,059	(9,684,418)
Value Equity	1,245,516,335	(167,188,218)	31,880,383	(199,068,601)
Growth Equity	1,098,210,128	79,228,058	162,590,529	(83,362,471)
Small Cap Equity	554,574,870	(18,023,331)	29,809,203	(47,832,534)
International Equity	1,466,950,630	(198,790,516)	18,804,157	(217,594,673)

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and on investments in PFIC’s.

7. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Low-Duration Bond Fund and the Medium-Duration Bond Fund are parties to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Funds is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio or Statements of Assets and Liabilities. Collateral posted to the Funds which can not be sold or repledged totaled $5,320,000 and $3,975,000 in the Low-Duration Bond Fund and Medium-Duration Bond Fund,

respectively, at September 30, 2011. Collateral can be in the form of cash, debt securities, equities or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

8. LEHMAN BROTHERS

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Low-Duration Bond, Medium-Duration Bond, Global Bond and Small Cap Equity Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other receivables on the Statement of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statement of Operations. A facilitated auction occurred on October 10, 2008, comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values. Claims against Lehman Brothers have been filed on behalf of GuideStone Funds in accordance with the filing requirements.

The Funds’ Sub-Advisers, on behalf of GSCM, have delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers’ counterparties, the Sub-Advisers have terminated the trades, have obtained quotations from brokers for replacement trades and, where deemed appropriate, have re-opened positions with new counterparties.

9. NEW ACCOUNTING PROUNCEMENTS

In January 2010, FASB issued “Improving Disclosures about Fair Value measurements” (the “Standard”). The Standard requires reporting entities to make new disclosures about purchases, sales, issuance and settlements in the reconciliation of assets in which significant unobservable inputs (Level 3) are used in determining fair value. The new disclosure was effective for interim and annual reporting periods beginning after December 15, 2010. The Standard has been adopted by the Funds.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the schedules of investments were available to be issued. All subsequent events determined to be relevant and material to the schedules of investments have been appropriately recorded or disclosed.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/s/ JOHN R. JONES
John R. Jones, President
(principal executive officer)

Date November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JOHN R. JONES
John R. Jones, President
(principal executive officer)

Date November 22, 2011

By (Signature and Title)*	/s/ JEFFREY P. BILLINGER
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date November 22, 2011

*	Print the name and title of each signing officer under his or her signature.